UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
•	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
•	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund
•	PIMCO Active Bond Exchange-Traded Fund
•	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
•	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
•	PIMCO Multisector Bond Active Exchange-Traded Fund
•	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
•	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
•	PIMCO Senior Loan Active Exchange-Traded Fund
•	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
•	PIMCO Ultra Short Government Active Exchange-Traded Fund
•	PIMCO Commodity Strategy Active Exchange-Traded Fund
•	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

(b)	Not applicable to the Registrant.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

HYS  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$59	0.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. duration positioning contributed to performance, specifically a curve steepening bias, as the yield curve steepened.

  Security selection in the retail sector, specifically underweight exposure to a global department store retailer in the second quarter of 2025, contributed to performance, as spreads widened.

  Security selection in the utilities sector, specifically underweight exposure to a residential energy provider, contributed to performance, as spreads widened.

  Security selection in the media and entertainment sector, specifically underweight exposure to a U.S. audio company, detracted from performance, as spreads tightened.

  Security selection in the wirelines sector, specifically underweight exposure to a telecommunications provider, detracted from performance, as spreads tightened.

  Security selection in the technology sector, specifically overweight exposure to a multinational data and technology provider, detracted from performance, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 0-5 Year US High Yield Constrained Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$9,943	$10,070	$9,897
8/31/15	$9,785	$10,055	$9,733
9/30/15	$9,583	$10,123	$9,546
10/31/15	$9,790	$10,125	$9,713
11/30/15	$9,580	$10,098	$9,529
12/31/15	$9,408	$10,065	$9,307
1/31/16	$9,253	$10,204	$9,142
2/29/16	$9,261	$10,276	$9,144
3/31/16	$9,621	$10,371	$9,502
4/30/16	$9,927	$10,410	$9,845
5/31/16	$10,017	$10,413	$9,963
6/30/16	$10,104	$10,600	$10,070
7/31/16	$10,272	$10,667	$10,268
8/31/16	$10,420	$10,655	$10,462
9/30/16	$10,526	$10,649	$10,554
10/31/16	$10,544	$10,567	$10,614
11/30/16	$10,581	$10,317	$10,617
12/31/16	$10,776	$10,332	$10,810
1/31/17	$10,882	$10,352	$10,934
2/28/17	$11,006	$10,422	$11,084
3/31/17	$11,001	$10,416	$11,075
4/30/17	$11,105	$10,497	$11,178
5/31/17	$11,197	$10,577	$11,264
6/30/17	$11,203	$10,567	$11,280
7/31/17	$11,290	$10,612	$11,374
8/31/17	$11,297	$10,707	$11,377
9/30/17	$11,366	$10,656	$11,462
10/31/17	$11,402	$10,663	$11,501
11/30/17	$11,365	$10,649	$11,468
12/31/17	$11,405	$10,698	$11,505
1/31/18	$11,498	$10,575	$11,608
2/28/18	$11,443	$10,474	$11,571
3/31/18	$11,413	$10,542	$11,555
4/30/18	$11,502	$10,463	$11,637
5/31/18	$11,536	$10,538	$11,681
6/30/18	$11,559	$10,525	$11,723
7/31/18	$11,669	$10,527	$11,837
8/31/18	$11,736	$10,595	$11,908
9/30/18	$11,797	$10,527	$11,982
10/31/18	$11,633	$10,444	$11,838
11/30/18	$11,570	$10,506	$11,754
12/31/18	$11,342	$10,699	$11,517
1/31/19	$11,759	$10,813	$11,934
2/28/19	$11,923	$10,806	$12,098
3/31/19	$11,998	$11,014	$12,172
4/30/19	$12,123	$11,017	$12,284
5/31/19	$12,003	$11,212	$12,172
6/30/19	$12,219	$11,353	$12,362
7/31/19	$12,228	$11,378	$12,400
8/31/19	$12,241	$11,673	$12,398
9/30/19	$12,276	$11,611	$12,426
10/31/19	$12,281	$11,646	$12,429
11/30/19	$12,251	$11,640	$12,426
12/31/19	$12,464	$11,632	$12,657
1/31/20	$12,441	$11,855	$12,665
2/29/20	$12,219	$12,069	$12,493
3/31/20	$10,822	$11,998	$10,995
4/30/20	$11,125	$12,211	$11,305
5/31/20	$11,541	$12,268	$11,740
6/30/20	$11,662	$12,345	$11,898
7/31/20	$12,033	$12,530	$12,302
8/31/20	$12,189	$12,428	$12,457
9/30/20	$12,103	$12,422	$12,394
10/31/20	$12,131	$12,366	$12,444
11/30/20	$12,630	$12,488	$12,896
12/31/20	$12,824	$12,505	$13,127
1/31/21	$12,865	$12,415	$13,221
2/28/21	$12,944	$12,236	$13,336
3/31/21	$13,057	$12,083	$13,435
4/30/21	$13,164	$12,178	$13,553
5/31/21	$13,207	$12,218	$13,615
6/30/21	$13,335	$12,304	$13,744
7/31/21	$13,309	$12,442	$13,743
8/31/21	$13,352	$12,418	$13,810
9/30/21	$13,378	$12,310	$13,850
10/31/21	$13,363	$12,307	$13,857
11/30/21	$13,259	$12,343	$13,744
12/31/21	$13,433	$12,312	$13,916
1/31/22	$13,223	$12,047	$13,730
2/28/22	$13,192	$11,912	$13,687
3/31/22	$13,163	$11,581	$13,625
4/30/22	$12,890	$11,142	$13,371
5/31/22	$12,878	$11,214	$13,342
6/30/22	$12,235	$11,038	$12,670
7/31/22	$12,783	$11,307	$13,227
8/31/22	$12,598	$10,988	$13,065
9/30/22	$12,302	$10,513	$12,734
10/31/22	$12,591	$10,377	$13,033
11/30/22	$12,786	$10,759	$13,218
12/31/22	$12,723	$10,710	$13,157
1/31/23	$13,094	$11,040	$13,567
2/28/23	$13,010	$10,754	$13,491
3/31/23	$13,080	$11,027	$13,571
4/30/23	$13,183	$11,094	$13,692
5/31/23	$13,122	$10,973	$13,615
6/30/23	$13,336	$10,934	$13,821
7/31/23	$13,479	$10,927	$13,992
8/31/23	$13,540	$10,857	$14,070
9/30/23	$13,476	$10,581	$14,002
10/31/23	$13,332	$10,414	$13,850
11/30/23	$13,804	$10,886	$14,324
12/31/23	$14,219	$11,302	$14,748
1/31/24	$14,231	$11,271	$14,761
2/29/24	$14,302	$11,112	$14,844
3/31/24	$14,425	$11,215	$14,978
4/30/24	$14,344	$10,931	$14,882
5/31/24	$14,474	$11,117	$15,025
6/30/24	$14,607	$11,222	$15,160
7/31/24	$14,851	$11,484	$15,423
8/31/24	$15,069	$11,649	$15,639
9/30/24	$15,291	$11,805	$15,896
10/31/24	$15,260	$11,512	$15,871
11/30/24	$15,430	$11,634	$16,037
12/31/24	$15,417	$11,444	$16,018
1/31/25	$15,621	$11,504	$16,226
2/28/25	$15,739	$11,757	$16,327
3/31/25	$15,558	$11,762	$16,155
4/30/25	$15,539	$11,808	$16,149
5/31/25	$15,800	$11,723	$16,404
6/30/25	$16,054	$11,904	$16,664

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	9.90%	6.60%	4.85%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 0-5 Year US High Yield Constrained Index	9.93%	6.97%	5.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,464,779
# of Portfolio Holdings	895
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$7,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	92.4%
Loan Participations and Assignments	1.6%
Common Stocks	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	7.2%
Affiliated Investments	3.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

HYS  | Principal Listing Exchange: NYSE Arca

ETF4780TSRAR_063025

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

STPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA 1-5 Year US Inflation-Linked Treasury Index, as one- to five-year real yields moved lower on the curve.

  There were no other material contributors or detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$9,975	$10,070	$9,964
8/31/15	$9,935	$10,055	$9,939
9/30/15	$9,929	$10,123	$9,926
10/31/15	$9,927	$10,125	$9,927
11/30/15	$9,902	$10,098	$9,905
12/31/15	$9,865	$10,065	$9,876
1/31/16	$9,944	$10,204	$9,949
2/29/16	$9,968	$10,276	$9,975
3/31/16	$10,081	$10,371	$10,091
4/30/16	$10,079	$10,410	$10,094
5/31/16	$10,056	$10,413	$10,076
6/30/16	$10,174	$10,600	$10,190
7/31/16	$10,158	$10,667	$10,178
8/31/16	$10,116	$10,655	$10,141
9/30/16	$10,199	$10,649	$10,217
10/31/16	$10,197	$10,567	$10,220
11/30/16	$10,127	$10,317	$10,158
12/31/16	$10,160	$10,332	$10,188
1/31/17	$10,218	$10,352	$10,240
2/28/17	$10,218	$10,422	$10,251
3/31/17	$10,238	$10,416	$10,268
4/30/17	$10,234	$10,497	$10,268
5/31/17	$10,224	$10,577	$10,261
6/30/17	$10,173	$10,567	$10,209
7/31/17	$10,204	$10,612	$10,243
8/31/17	$10,234	$10,707	$10,276
9/30/17	$10,214	$10,656	$10,258
10/31/17	$10,230	$10,663	$10,275
11/30/17	$10,204	$10,649	$10,254
12/31/17	$10,226	$10,698	$10,271
1/31/18	$10,185	$10,575	$10,234
2/28/18	$10,175	$10,474	$10,225
3/31/18	$10,230	$10,542	$10,286
4/30/18	$10,221	$10,463	$10,279
5/31/18	$10,252	$10,538	$10,319
6/30/18	$10,276	$10,525	$10,334
7/31/18	$10,252	$10,527	$10,313
8/31/18	$10,304	$10,595	$10,368
9/30/18	$10,273	$10,527	$10,335
10/31/18	$10,223	$10,444	$10,291
11/30/18	$10,228	$10,506	$10,295
12/31/18	$10,245	$10,699	$10,312
1/31/19	$10,328	$10,813	$10,396
2/28/19	$10,334	$10,806	$10,408
3/31/19	$10,422	$11,014	$10,495
4/30/19	$10,467	$11,017	$10,546
5/31/19	$10,536	$11,212	$10,612
6/30/19	$10,602	$11,353	$10,685
7/31/19	$10,601	$11,378	$10,682
8/31/19	$10,659	$11,673	$10,747
9/30/19	$10,631	$11,611	$10,710
10/31/19	$10,652	$11,646	$10,743
11/30/19	$10,656	$11,640	$10,751
12/31/19	$10,742	$11,632	$10,836
1/31/20	$10,795	$11,855	$10,895
2/29/20	$10,843	$12,069	$10,945
3/31/20	$10,658	$11,998	$10,764
4/30/20	$10,795	$12,211	$10,903
5/31/20	$10,887	$12,268	$10,996
6/30/20	$10,975	$12,345	$11,086
7/31/20	$11,060	$12,530	$11,174
8/31/20	$11,189	$12,428	$11,311
9/30/20	$11,166	$12,422	$11,288
10/31/20	$11,136	$12,366	$11,258
11/30/20	$11,209	$12,488	$11,333
12/31/20	$11,324	$12,505	$11,451
1/31/21	$11,394	$12,415	$11,524
2/28/21	$11,396	$12,236	$11,526
3/31/21	$11,454	$12,083	$11,585
4/30/21	$11,566	$12,178	$11,697
5/31/21	$11,652	$12,218	$11,793
6/30/21	$11,641	$12,304	$11,784
7/31/21	$11,816	$12,442	$11,960
8/31/21	$11,813	$12,418	$11,962
9/30/21	$11,803	$12,310	$11,950
10/31/21	$11,880	$12,307	$12,029
11/30/21	$11,906	$12,343	$12,056
12/31/21	$11,931	$12,312	$12,081
1/31/22	$11,837	$12,047	$11,992
2/28/22	$11,970	$11,912	$12,127
3/31/22	$11,874	$11,581	$12,031
4/30/22	$11,846	$11,142	$11,999
5/31/22	$11,874	$11,214	$12,038
6/30/22	$11,662	$11,038	$11,824
7/31/22	$11,901	$11,307	$12,076
8/31/22	$11,697	$10,988	$11,869
9/30/22	$11,294	$10,513	$11,457
10/31/22	$11,407	$10,377	$11,572
11/30/22	$11,461	$10,759	$11,631
12/31/22	$11,425	$10,710	$11,604
1/31/23	$11,514	$11,040	$11,686
2/28/23	$11,452	$10,754	$11,617
3/31/23	$11,692	$11,027	$11,863
4/30/23	$11,714	$11,094	$11,895
5/31/23	$11,616	$10,973	$11,791
6/30/23	$11,579	$10,934	$11,753
7/31/23	$11,631	$10,927	$11,813
8/31/23	$11,636	$10,857	$11,818
9/30/23	$11,600	$10,581	$11,783
10/31/23	$11,637	$10,414	$11,826
11/30/23	$11,773	$10,886	$11,963
12/31/23	$11,914	$11,302	$12,106
1/31/24	$11,969	$11,271	$12,160
2/29/24	$11,924	$11,112	$12,113
3/31/24	$11,992	$11,215	$12,185
4/30/24	$11,961	$10,931	$12,157
5/31/24	$12,089	$11,117	$12,284
6/30/24	$12,159	$11,222	$12,364
7/31/24	$12,286	$11,484	$12,496
8/31/24	$12,361	$11,649	$12,571
9/30/24	$12,491	$11,805	$12,709
10/31/24	$12,408	$11,512	$12,625
11/30/24	$12,464	$11,634	$12,682
12/31/24	$12,427	$11,444	$12,650
1/31/25	$12,551	$11,504	$12,776
2/28/25	$12,713	$11,757	$12,940
3/31/25	$12,845	$11,762	$13,081
4/30/25	$12,956	$11,808	$13,194
5/31/25	$12,902	$11,723	$13,137
6/30/25	$12,975	$11,904	$13,214

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	6.71%	3.40%	2.64%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	6.87%	3.57%	2.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$450,505
# of Portfolio Holdings	25
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$931
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

STPZ  | Principal Listing Exchange: NYSE Arca

ETF4792TSRAR_063025

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

LTPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the ICE BofA 15+ Year US Inflation-Linked Treasury Index, as U.S. inflation moved higher over the reporting period.

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year US Inflation-Linked Treasury Index, as 15+ year real yields moved higher on the curve.

  There were no other material contributors or detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,270	$10,070	$10,182
8/31/15	$10,009	$10,055	$9,989
9/30/15	$9,741	$10,123	$9,672
10/31/15	$9,932	$10,125	$9,856
11/30/15	$9,936	$10,098	$9,877
12/31/15	$9,701	$10,065	$9,702
1/31/16	$9,991	$10,204	$9,945
2/29/16	$10,262	$10,276	$10,247
3/31/16	$10,669	$10,371	$10,632
4/30/16	$10,710	$10,410	$10,692
5/31/16	$10,554	$10,413	$10,566
6/30/16	$11,125	$10,600	$11,067
7/31/16	$11,517	$10,667	$11,493
8/31/16	$11,522	$10,655	$11,480
9/30/16	$11,515	$10,649	$11,413
10/31/16	$11,244	$10,567	$11,186
11/30/16	$10,724	$10,317	$10,716
12/31/16	$10,623	$10,332	$10,595
1/31/17	$10,762	$10,352	$10,727
2/28/17	$10,926	$10,422	$10,909
3/31/17	$10,860	$10,416	$10,819
4/30/17	$10,962	$10,497	$10,949
5/31/17	$10,959	$10,577	$10,962
6/30/17	$10,811	$10,567	$10,786
7/31/17	$10,817	$10,612	$10,776
8/31/17	$11,140	$10,707	$11,128
9/30/17	$10,988	$10,656	$10,990
10/31/17	$11,056	$10,663	$11,045
11/30/17	$11,215	$10,649	$11,218
12/31/17	$11,627	$10,698	$11,611
1/31/18	$11,442	$10,575	$11,459
2/28/18	$10,994	$10,474	$10,998
3/31/18	$11,243	$10,542	$11,277
4/30/18	$11,261	$10,463	$11,315
5/31/18	$11,248	$10,538	$11,335
6/30/18	$11,446	$10,525	$11,460
7/31/18	$11,334	$10,527	$11,344
8/31/18	$11,403	$10,595	$11,457
9/30/18	$11,081	$10,527	$11,089
10/31/18	$10,498	$10,444	$10,500
11/30/18	$10,623	$10,506	$10,623
12/31/18	$10,767	$10,699	$10,774
1/31/19	$11,058	$10,813	$11,059
2/28/19	$10,953	$10,806	$10,974
3/31/19	$11,504	$11,014	$11,513
4/30/19	$11,457	$11,017	$11,493
5/31/19	$12,039	$11,212	$12,053
6/30/19	$12,026	$11,353	$12,063
7/31/19	$12,179	$11,378	$12,243
8/31/19	$13,203	$11,673	$13,289
9/30/19	$12,782	$11,611	$12,732
10/31/19	$12,666	$11,646	$12,761
11/30/19	$12,802	$11,640	$12,864
12/31/19	$12,629	$11,632	$12,683
1/31/20	$13,520	$11,855	$13,582
2/29/20	$13,899	$12,069	$13,965
3/31/20	$13,820	$11,998	$13,892
4/30/20	$14,646	$12,211	$14,713
5/31/20	$14,542	$12,268	$14,608
6/30/20	$14,728	$12,345	$14,797
7/31/20	$15,718	$12,530	$15,774
8/31/20	$15,565	$12,428	$15,636
9/30/20	$15,511	$12,422	$15,583
10/31/20	$15,237	$12,366	$15,307
11/30/20	$15,705	$12,488	$15,781
12/31/20	$15,809	$12,505	$15,888
1/31/21	$15,647	$12,415	$15,725
2/28/21	$14,713	$12,236	$14,787
3/31/21	$14,394	$12,083	$14,474
4/30/21	$14,725	$12,178	$14,804
5/31/21	$15,047	$12,218	$15,136
6/30/21	$15,612	$12,304	$15,700
7/31/21	$16,283	$12,442	$16,374
8/31/21	$16,259	$12,418	$16,359
9/30/21	$15,930	$12,310	$16,028
10/31/21	$16,322	$12,307	$16,428
11/30/21	$17,004	$12,343	$17,119
12/31/21	$16,915	$12,312	$17,030
1/31/22	$15,880	$12,047	$15,994
2/28/22	$15,947	$11,912	$16,065
3/31/22	$15,387	$11,581	$15,516
4/30/22	$14,240	$11,142	$14,358
5/31/22	$13,420	$11,214	$13,551
6/30/22	$12,483	$11,038	$12,607
7/31/22	$13,576	$11,307	$13,710
8/31/22	$12,984	$10,988	$13,121
9/30/22	$11,049	$10,513	$11,155
10/31/22	$11,280	$10,377	$11,370
11/30/22	$11,918	$10,759	$12,018
12/31/22	$11,571	$10,710	$11,664
1/31/23	$12,155	$11,040	$12,247
2/28/23	$11,831	$10,754	$11,922
3/31/23	$12,252	$11,027	$12,352
4/30/23	$12,217	$11,094	$12,321
5/31/23	$11,994	$10,973	$12,094
6/30/23	$12,068	$10,934	$12,167
7/31/23	$11,859	$10,927	$11,961
8/31/23	$11,459	$10,857	$11,549
9/30/23	$10,690	$10,581	$10,775
10/31/23	$10,220	$10,414	$10,314
11/30/23	$10,993	$10,886	$11,097
12/31/23	$11,629	$11,302	$11,737
1/31/24	$11,619	$11,271	$11,717
2/29/24	$11,366	$11,112	$11,466
3/31/24	$11,444	$11,215	$11,549
4/30/24	$10,863	$10,931	$10,960
5/31/24	$11,264	$11,117	$11,358
6/30/24	$11,367	$11,222	$11,472
7/31/24	$11,765	$11,484	$11,872
8/31/24	$11,913	$11,649	$12,024
9/30/24	$12,224	$11,805	$12,340
10/31/24	$11,704	$11,512	$11,815
11/30/24	$11,765	$11,634	$11,879
12/31/24	$11,124	$11,444	$11,232
1/31/25	$11,337	$11,504	$11,443
2/28/25	$11,874	$11,757	$11,984
3/31/25	$11,725	$11,762	$11,837
4/30/25	$11,393	$11,808	$11,506
5/31/25	$11,202	$11,723	$11,308
6/30/25	$11,393	$11,904	$11,510

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	0.22%	(5.01%)	1.31%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	0.33%	(4.90%)	1.42%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$674,511
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Net Management Fees Paid During the Reporting Period	$1,428
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

LTPZ  | Principal Listing Exchange: NYSE Arca

ETF4794TSRAR_063025

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

ZROZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$14	0.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA Long U.S. Treasury Principal STRIPS Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,717	$10,070	$10,621
8/31/15	$10,602	$10,055	$10,624
9/30/15	$10,818	$10,123	$10,761
10/31/15	$10,735	$10,125	$10,662
11/30/15	$10,616	$10,098	$10,529
12/31/15	$10,617	$10,065	$10,602
1/31/16	$11,444	$10,204	$11,355
2/29/16	$11,942	$10,276	$11,913
3/31/16	$11,919	$10,371	$11,889
4/30/16	$11,739	$10,410	$11,730
5/31/16	$11,929	$10,413	$11,941
6/30/16	$13,109	$10,600	$13,047
7/31/16	$13,624	$10,667	$13,609
8/31/16	$13,515	$10,655	$13,523
9/30/16	$13,171	$10,649	$13,115
10/31/16	$12,258	$10,567	$12,241
11/30/16	$10,831	$10,317	$10,900
12/31/16	$10,768	$10,332	$10,809
1/31/17	$10,849	$10,352	$10,850
2/28/17	$11,118	$10,422	$11,107
3/31/17	$10,963	$10,416	$10,979
4/30/17	$11,156	$10,497	$11,164
5/31/17	$11,470	$10,577	$11,521
6/30/17	$11,683	$10,567	$11,678
7/31/17	$11,504	$10,612	$11,494
8/31/17	$12,073	$10,707	$12,103
9/30/17	$11,707	$10,656	$11,737
10/31/17	$11,712	$10,663	$11,749
11/30/17	$11,907	$10,649	$11,916
12/31/17	$12,283	$10,698	$12,296
1/31/18	$11,752	$10,575	$11,761
2/28/18	$11,152	$10,474	$11,161
3/31/18	$11,644	$10,542	$11,695
4/30/18	$11,313	$10,463	$11,385
5/31/18	$11,649	$10,538	$11,772
6/30/18	$11,810	$10,525	$11,858
7/31/18	$11,565	$10,527	$11,579
8/31/18	$11,716	$10,595	$11,796
9/30/18	$11,226	$10,527	$11,259
10/31/18	$10,608	$10,444	$10,590
11/30/18	$10,850	$10,506	$10,849
12/31/18	$11,757	$10,699	$11,755
1/31/19	$11,786	$10,813	$11,810
2/28/19	$11,563	$10,806	$11,584
3/31/19	$12,504	$11,014	$12,500
4/30/19	$12,097	$11,017	$12,107
5/31/19	$13,386	$11,212	$13,382
6/30/19	$13,484	$11,353	$13,551
7/31/19	$13,531	$11,378	$13,597
8/31/19	$15,926	$11,673	$15,971
9/30/19	$15,284	$11,611	$15,321
10/31/19	$15,029	$11,646	$15,112
11/30/19	$15,019	$11,640	$15,083
12/31/19	$14,251	$11,632	$14,384
1/31/20	$15,844	$11,855	$15,994
2/29/20	$17,362	$12,069	$17,529
3/31/20	$18,923	$11,998	$19,107
4/30/20	$19,222	$12,211	$19,411
5/31/20	$18,502	$12,268	$18,688
6/30/20	$18,604	$12,345	$18,793
7/31/20	$19,840	$12,530	$20,042
8/31/20	$18,346	$12,428	$18,534
9/30/20	$18,530	$12,422	$18,724
10/31/20	$17,633	$12,366	$17,821
11/30/20	$18,070	$12,488	$18,266
12/31/20	$17,754	$12,505	$17,950
1/31/21	$16,840	$12,415	$17,028
2/28/21	$15,500	$12,236	$15,674
3/31/21	$14,359	$12,083	$14,522
4/30/21	$14,848	$12,178	$15,019
5/31/21	$14,870	$12,218	$15,044
6/30/21	$15,869	$12,304	$16,057
7/31/21	$16,668	$12,442	$16,867
8/31/21	$16,609	$12,418	$16,809
9/30/21	$15,962	$12,310	$16,158
10/31/21	$16,733	$12,307	$16,950
11/30/21	$17,416	$12,343	$17,650
12/31/21	$16,873	$12,312	$17,100
1/31/22	$16,031	$12,047	$16,242
2/28/22	$15,679	$11,912	$15,883
3/31/22	$14,694	$11,581	$14,878
4/30/22	$12,724	$11,142	$12,879
5/31/22	$12,191	$11,214	$12,343
6/30/22	$12,015	$11,038	$12,167
7/31/22	$12,289	$11,307	$12,460
8/31/22	$11,657	$10,988	$11,815
9/30/22	$10,382	$10,513	$10,513
10/31/22	$9,325	$10,377	$9,427
11/30/22	$10,251	$10,759	$10,372
12/31/22	$9,871	$10,710	$10,080
1/31/23	$10,937	$11,040	$11,058
2/28/23	$10,260	$10,754	$10,377
3/31/23	$10,825	$11,027	$10,948
4/30/23	$10,814	$11,094	$10,934
5/31/23	$10,342	$10,973	$10,457
6/30/23	$10,468	$10,934	$10,587
7/31/23	$10,054	$10,927	$10,162
8/31/23	$9,548	$10,857	$9,648
9/30/23	$8,372	$10,581	$8,455
10/31/23	$7,598	$10,414	$7,670
11/30/23	$8,813	$10,886	$8,897
12/31/23	$9,952	$11,302	$10,042
1/31/24	$9,469	$11,271	$9,560
2/29/24	$9,222	$11,112	$9,312
3/31/24	$9,286	$11,215	$9,381
4/30/24	$8,348	$10,931	$8,432
5/31/24	$8,676	$11,117	$8,765
6/30/24	$8,898	$11,222	$8,989
7/31/24	$9,302	$11,484	$9,397
8/31/24	$9,631	$11,649	$9,732
9/30/24	$9,839	$11,805	$9,946
10/31/24	$9,126	$11,512	$9,217
11/30/24	$9,359	$11,634	$9,456
12/31/24	$8,395	$11,444	$8,479
1/31/25	$8,332	$11,504	$8,413
2/28/25	$9,072	$11,757	$9,161
3/31/25	$8,776	$11,762	$8,866
4/30/25	$8,451	$11,808	$8,535
5/31/25	$8,003	$11,723	$8,082
6/30/25	$8,295	$11,904	$8,380

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	(6.77%)	(14.92%)	(1.85%)
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA Long U.S. Treasury Principal STRIPS Index	(6.77%)	(14.92%)	(1.75%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,522,357
# of Portfolio Holdings	21
Portfolio Turnover Rate	17%
Total Net Management Fees Paid During the Reporting Period	$2,363
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	100.0%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

ZROZ  | Principal Listing Exchange: NYSE Arca

ETF4735TSRAR_063025

PIMCO Active Bond Exchange-Traded Fund

BOND  | Principal Listing Exchange: NYSE

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$64	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance, as spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the new Taiwan dollar, detracted from relative performance, as the currency appreciated relative to the U.S. dollar in 2025.

  Curve positioning in the U.K., namely long exposure to the intermediate section of the curve, detracted from relative performance, as yields rose.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar in 2025.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Active Bond Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/30/15	$10,000	$10,000
7/31/15	$10,102	$10,070
8/31/15	$10,024	$10,055
9/30/15	$10,020	$10,123
10/31/15	$10,076	$10,125
11/30/15	$10,056	$10,098
12/31/15	$10,022	$10,065
1/31/16	$10,116	$10,204
2/29/16	$10,076	$10,276
3/31/16	$10,223	$10,371
4/30/16	$10,266	$10,410
5/31/16	$10,283	$10,413
6/30/16	$10,425	$10,600
7/31/16	$10,521	$10,667
8/31/16	$10,519	$10,655
9/30/16	$10,561	$10,649
10/31/16	$10,507	$10,567
11/30/16	$10,252	$10,317
12/31/16	$10,334	$10,332
1/31/17	$10,410	$10,352
2/28/17	$10,484	$10,422
3/31/17	$10,501	$10,416
4/30/17	$10,576	$10,497
5/31/17	$10,635	$10,577
6/30/17	$10,633	$10,567
7/31/17	$10,701	$10,612
8/31/17	$10,810	$10,707
9/30/17	$10,770	$10,656
10/31/17	$10,783	$10,663
11/30/17	$10,776	$10,649
12/31/17	$10,826	$10,698
1/31/18	$10,730	$10,575
2/28/18	$10,632	$10,474
3/31/18	$10,687	$10,542
4/30/18	$10,607	$10,463
5/31/18	$10,671	$10,538
6/30/18	$10,676	$10,525
7/31/18	$10,685	$10,527
8/31/18	$10,758	$10,595
9/30/18	$10,707	$10,527
10/31/18	$10,619	$10,444
11/30/18	$10,668	$10,506
12/31/18	$10,843	$10,699
1/31/19	$10,993	$10,813
2/28/19	$11,016	$10,806
3/31/19	$11,207	$11,014
4/30/19	$11,228	$11,017
5/31/19	$11,393	$11,212
6/30/19	$11,529	$11,353
7/31/19	$11,576	$11,378
8/31/19	$11,806	$11,673
9/30/19	$11,759	$11,611
10/31/19	$11,790	$11,646
11/30/19	$11,798	$11,640
12/31/19	$11,785	$11,632
1/31/20	$12,019	$11,855
2/29/20	$12,204	$12,069
3/31/20	$11,804	$11,998
4/30/20	$12,060	$12,211
5/31/20	$12,154	$12,268
6/30/20	$12,327	$12,345
7/31/20	$12,535	$12,530
8/31/20	$12,496	$12,428
9/30/20	$12,502	$12,422
10/31/20	$12,448	$12,366
11/30/20	$12,613	$12,488
12/31/20	$12,685	$12,505
1/31/21	$12,660	$12,415
2/28/21	$12,512	$12,236
3/31/21	$12,352	$12,083
4/30/21	$12,475	$12,178
5/31/21	$12,498	$12,218
6/30/21	$12,599	$12,304
7/31/21	$12,742	$12,442
8/31/21	$12,732	$12,418
9/30/21	$12,643	$12,310
10/31/21	$12,607	$12,307
11/30/21	$12,628	$12,343
12/31/21	$12,610	$12,312
1/31/22	$12,366	$12,047
2/28/22	$12,202	$11,912
3/31/22	$11,806	$11,581
4/30/22	$11,358	$11,142
5/31/22	$11,359	$11,214
6/30/22	$11,092	$11,038
7/31/22	$11,386	$11,307
8/31/22	$11,085	$10,988
9/30/22	$10,581	$10,513
10/31/22	$10,404	$10,377
11/30/22	$10,794	$10,759
12/31/22	$10,781	$10,710
1/31/23	$11,180	$11,040
2/28/23	$10,950	$10,754
3/31/23	$11,119	$11,027
4/30/23	$11,185	$11,094
5/31/23	$11,101	$10,973
6/30/23	$11,078	$10,934
7/31/23	$11,085	$10,927
8/31/23	$11,031	$10,857
9/30/23	$10,752	$10,581
10/31/23	$10,535	$10,414
11/30/23	$11,036	$10,886
12/31/23	$11,464	$11,302
1/31/24	$11,475	$11,271
2/29/24	$11,342	$11,112
3/31/24	$11,458	$11,215
4/30/24	$11,190	$10,931
5/31/24	$11,400	$11,117
6/30/24	$11,518	$11,222
7/31/24	$11,795	$11,484
8/31/24	$11,964	$11,649
9/30/24	$12,118	$11,805
10/31/24	$11,810	$11,512
11/30/24	$11,978	$11,634
12/31/24	$11,776	$11,444
1/31/25	$11,856	$11,504
2/28/25	$12,147	$11,757
3/31/25	$12,139	$11,762
4/30/25	$12,144	$11,808
5/31/25	$12,060	$11,723
6/30/25	$12,274	$11,904

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	6.56%	(0.09%)	2.07%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,670,424
# of Portfolio Holdings	1,564
Portfolio Turnover Rate	496%
Total Net Management Fees Paid During the Reporting Period	$27,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	56.9%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.7%
Non-Agency Mortgage-Backed Securities	5.8%
Municipal Bonds & Notes	0.9%
Sovereign Issues	0.5%
Preferred Securities	0.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	4.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(20.2%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Active Bond Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

BOND  | Principal Listing Exchange: NYSE

ETF4700TSRAR_063025

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

TIPZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$21	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields contributed to absolute performance for both the Fund and the ICE BofA US Inflation-Linked Treasury Index, as 1-10 year real yields moved lower on the curve.

  There were no other material contributors or detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. Inflation-Linked Treasury Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,065	$10,070	$10,023
8/31/15	$9,957	$10,055	$9,946
9/30/15	$9,903	$10,123	$9,873
10/31/15	$9,936	$10,125	$9,906
11/30/15	$9,922	$10,098	$9,899
12/31/15	$9,812	$10,065	$9,815
1/31/16	$9,980	$10,204	$9,964
2/29/16	$10,097	$10,276	$10,092
3/31/16	$10,285	$10,371	$10,275
4/30/16	$10,307	$10,410	$10,308
5/31/16	$10,229	$10,413	$10,238
6/30/16	$10,473	$10,600	$10,464
7/31/16	$10,557	$10,667	$10,559
8/31/16	$10,514	$10,655	$10,513
9/30/16	$10,593	$10,649	$10,570
10/31/16	$10,525	$10,567	$10,516
11/30/16	$10,294	$10,317	$10,306
12/31/16	$10,291	$10,332	$10,291
1/31/17	$10,384	$10,352	$10,376
2/28/17	$10,429	$10,422	$10,436
3/31/17	$10,427	$10,416	$10,426
4/30/17	$10,481	$10,497	$10,488
5/31/17	$10,477	$10,577	$10,490
6/30/17	$10,382	$10,567	$10,386
7/31/17	$10,432	$10,612	$10,434
8/31/17	$10,545	$10,707	$10,556
9/30/17	$10,466	$10,656	$10,483
10/31/17	$10,493	$10,663	$10,506
11/30/17	$10,508	$10,649	$10,527
12/31/17	$10,622	$10,698	$10,634
1/31/18	$10,517	$10,575	$10,540
2/28/18	$10,403	$10,474	$10,427
3/31/18	$10,509	$10,542	$10,544
4/30/18	$10,497	$10,463	$10,537
5/31/18	$10,527	$10,538	$10,582
6/30/18	$10,596	$10,525	$10,626
7/31/18	$10,540	$10,527	$10,573
8/31/18	$10,607	$10,595	$10,652
9/30/18	$10,497	$10,527	$10,528
10/31/18	$10,332	$10,444	$10,367
11/30/18	$10,385	$10,506	$10,417
12/31/18	$10,439	$10,699	$10,474
1/31/19	$10,592	$10,813	$10,626
2/28/19	$10,571	$10,806	$10,619
3/31/19	$10,788	$11,014	$10,828
4/30/19	$10,812	$11,017	$10,865
5/31/19	$11,012	$11,212	$11,059
6/30/19	$11,093	$11,353	$11,148
7/31/19	$11,130	$11,378	$11,188
8/31/19	$11,412	$11,673	$11,483
9/30/19	$11,275	$11,611	$11,307
10/31/19	$11,265	$11,646	$11,341
11/30/19	$11,285	$11,640	$11,356
12/31/19	$11,323	$11,632	$11,393
1/31/20	$11,594	$11,855	$11,665
2/29/20	$11,712	$12,069	$11,786
3/31/20	$11,559	$11,998	$11,630
4/30/20	$11,866	$12,211	$11,941
5/31/20	$11,923	$12,268	$12,002
6/30/20	$12,048	$12,345	$12,131
7/31/20	$12,349	$12,530	$12,428
8/31/20	$12,451	$12,428	$12,540
9/30/20	$12,411	$12,422	$12,500
10/31/20	$12,322	$12,366	$12,410
11/30/20	$12,476	$12,488	$12,565
12/31/20	$12,612	$12,505	$12,706
1/31/21	$12,644	$12,415	$12,745
2/28/21	$12,406	$12,236	$12,508
3/31/21	$12,365	$12,083	$12,473
4/30/21	$12,551	$12,178	$12,661
5/31/21	$12,697	$12,218	$12,811
6/30/21	$12,808	$12,304	$12,914
7/31/21	$13,156	$12,442	$13,266
8/31/21	$13,132	$12,418	$13,248
9/30/21	$13,022	$12,310	$13,145
10/31/21	$13,158	$12,307	$13,290
11/30/21	$13,303	$12,343	$13,448
12/31/21	$13,331	$12,312	$13,469
1/31/22	$13,013	$12,047	$13,160
2/28/22	$13,134	$11,912	$13,284
3/31/22	$12,892	$11,581	$13,055
4/30/22	$12,572	$11,142	$12,735
5/31/22	$12,421	$11,214	$12,592
6/30/22	$12,008	$11,038	$12,180
7/31/22	$12,572	$11,307	$12,726
8/31/22	$12,227	$10,988	$12,380
9/30/22	$11,383	$10,513	$11,532
10/31/22	$11,540	$10,377	$11,672
11/30/22	$11,751	$10,759	$11,900
12/31/22	$11,632	$10,710	$11,776
1/31/23	$11,866	$11,040	$12,007
2/28/23	$11,719	$10,754	$11,837
3/31/23	$12,037	$11,027	$12,182
4/30/23	$12,040	$11,094	$12,198
5/31/23	$11,903	$10,973	$12,044
6/30/23	$11,881	$10,934	$12,008
7/31/23	$11,876	$10,927	$12,021
8/31/23	$11,767	$10,857	$11,907
9/30/23	$11,537	$10,581	$11,674
10/31/23	$11,437	$10,414	$11,585
11/30/23	$11,752	$10,886	$11,901
12/31/23	$12,047	$11,302	$12,199
1/31/24	$12,094	$11,271	$12,245
2/29/24	$11,972	$11,112	$12,115
3/31/24	$12,051	$11,215	$12,201
4/30/24	$11,856	$10,931	$12,006
5/31/24	$12,064	$11,117	$12,214
6/30/24	$12,149	$11,222	$12,311
7/31/24	$12,362	$11,484	$12,534
8/31/24	$12,461	$11,649	$12,633
9/30/24	$12,645	$11,805	$12,823
10/31/24	$12,399	$11,512	$12,591
11/30/24	$12,459	$11,634	$12,651
12/31/24	$12,246	$11,444	$12,441
1/31/25	$12,411	$11,504	$12,601
2/28/25	$12,695	$11,757	$12,882
3/31/25	$12,774	$11,762	$12,968
4/30/25	$12,772	$11,808	$12,968
5/31/25	$12,705	$11,723	$12,886
6/30/25	$12,827	$11,904	$13,014

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	5.58%	1.26%	2.52%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA U.S. Inflation-Linked Treasury Index	5.71%	1.42%	2.67%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,791
# of Portfolio Holdings	42
Portfolio Turnover Rate	180%
Total Net Management Fees Paid During the Reporting Period	$211
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

TIPZ  | Principal Listing Exchange: NYSE Arca

ETF4795TSRAR_063025

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

LDUR  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$56	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Select holdings of securitized credit, particularly commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and collateralized loan obligations (“CLOs”), contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO and CMBS spreads tightened.

  Overweight exposure to U.S. duration, specifically the one-year part of the curve, contributed to relative performance, as interest rates fell during the first half of 2025.

  Holdings of agency mortgage-backed securities contributed to performance, as spreads tightened.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,017	$10,070	$10,005
8/31/15	$9,980	$10,055	$10,001
9/30/15	$9,942	$10,123	$10,031
10/31/15	$10,021	$10,125	$10,021
11/30/15	$10,025	$10,098	$9,997
12/31/15	$10,002	$10,065	$9,987
1/31/16	$9,975	$10,204	$10,048
2/29/16	$9,959	$10,276	$10,060
3/31/16	$10,057	$10,371	$10,077
4/30/16	$10,108	$10,410	$10,081
5/31/16	$10,159	$10,413	$10,070
6/30/16	$10,175	$10,600	$10,131
7/31/16	$10,242	$10,667	$10,125
8/31/16	$10,268	$10,655	$10,108
9/30/16	$10,289	$10,649	$10,120
10/31/16	$10,309	$10,567	$10,113
11/30/16	$10,265	$10,317	$10,073
12/31/16	$10,286	$10,332	$10,076
1/31/17	$10,306	$10,352	$10,088
2/28/17	$10,335	$10,422	$10,099
3/31/17	$10,352	$10,416	$10,102
4/30/17	$10,380	$10,497	$10,116
5/31/17	$10,407	$10,577	$10,128
6/30/17	$10,434	$10,567	$10,120
7/31/17	$10,441	$10,612	$10,141
8/31/17	$10,464	$10,707	$10,160
9/30/17	$10,491	$10,656	$10,144
10/31/17	$10,522	$10,663	$10,138
11/30/17	$10,515	$10,649	$10,117
12/31/17	$10,506	$10,698	$10,118
1/31/18	$10,490	$10,575	$10,089
2/28/18	$10,495	$10,474	$10,085
3/31/18	$10,491	$10,542	$10,105
4/30/18	$10,506	$10,463	$10,090
5/31/18	$10,531	$10,538	$10,126
6/30/18	$10,547	$10,525	$10,128
7/31/18	$10,573	$10,527	$10,127
8/31/18	$10,600	$10,595	$10,159
9/30/18	$10,623	$10,527	$10,147
10/31/18	$10,644	$10,444	$10,163
11/30/18	$10,641	$10,506	$10,198
12/31/18	$10,647	$10,699	$10,279
1/31/19	$10,704	$10,813	$10,306
2/28/19	$10,760	$10,806	$10,317
3/31/19	$10,807	$11,014	$10,380
4/30/19	$10,851	$11,017	$10,401
5/31/19	$10,885	$11,212	$10,475
6/30/19	$10,933	$11,353	$10,529
7/31/19	$10,982	$11,378	$10,516
8/31/19	$11,027	$11,673	$10,601
9/30/19	$11,036	$11,611	$10,590
10/31/19	$11,065	$11,646	$10,624
11/30/19	$11,072	$11,640	$10,621
12/31/19	$11,110	$11,632	$10,644
1/31/20	$11,212	$11,855	$10,701
2/29/20	$11,313	$12,069	$10,794
3/31/20	$10,997	$11,998	$10,942
4/30/20	$11,198	$12,211	$10,947
5/31/20	$11,307	$12,268	$10,954
6/30/20	$11,454	$12,345	$10,957
7/31/20	$11,497	$12,530	$10,968
8/31/20	$11,516	$12,428	$10,965
9/30/20	$11,544	$12,422	$10,968
10/31/20	$11,591	$12,366	$10,964
11/30/20	$11,573	$12,488	$10,969
12/31/20	$11,607	$12,505	$10,974
1/31/21	$11,639	$12,415	$10,976
2/28/21	$11,633	$12,236	$10,967
3/31/21	$11,626	$12,083	$10,969
4/30/21	$11,636	$12,178	$10,974
5/31/21	$11,645	$12,218	$10,982
6/30/21	$11,633	$12,304	$10,965
7/31/21	$11,644	$12,442	$10,983
8/31/21	$11,647	$12,418	$10,982
9/30/21	$11,654	$12,310	$10,971
10/31/21	$11,615	$12,307	$10,938
11/30/21	$11,588	$12,343	$10,940
12/31/21	$11,571	$12,312	$10,913
1/31/22	$11,493	$12,047	$10,842
2/28/22	$11,415	$11,912	$10,801
3/31/22	$11,229	$11,581	$10,657
4/30/22	$11,187	$11,142	$10,607
5/31/22	$11,232	$11,214	$10,665
6/30/22	$11,120	$11,038	$10,604
7/31/22	$11,155	$11,307	$10,639
8/31/22	$11,112	$10,988	$10,563
9/30/22	$11,007	$10,513	$10,438
10/31/22	$10,937	$10,377	$10,428
11/30/22	$11,004	$10,759	$10,493
12/31/22	$11,062	$10,710	$10,515
1/31/23	$11,143	$11,040	$10,587
2/28/23	$11,090	$10,754	$10,510
3/31/23	$11,198	$11,027	$10,678
4/30/23	$11,237	$11,094	$10,706
5/31/23	$11,219	$10,973	$10,669
6/30/23	$11,180	$10,934	$10,617
7/31/23	$11,245	$10,927	$10,655
8/31/23	$11,296	$10,857	$10,697
9/30/23	$11,309	$10,581	$10,696
10/31/23	$11,342	$10,414	$10,732
11/30/23	$11,459	$10,886	$10,841
12/31/23	$11,599	$11,302	$10,962
1/31/24	$11,675	$11,271	$11,004
2/29/24	$11,647	$11,112	$10,959
3/31/24	$11,703	$11,215	$10,995
4/30/24	$11,673	$10,931	$10,959
5/31/24	$11,762	$11,117	$11,034
6/30/24	$11,823	$11,222	$11,098
7/31/24	$11,947	$11,484	$11,225
8/31/24	$12,035	$11,649	$11,326
9/30/24	$12,130	$11,805	$11,417
10/31/24	$12,086	$11,512	$11,350
11/30/24	$12,142	$11,634	$11,383
12/31/24	$12,196	$11,444	$11,410
1/31/25	$12,268	$11,504	$11,459
2/28/25	$12,366	$11,757	$11,538
3/31/25	$12,409	$11,762	$11,592
4/30/25	$12,458	$11,808	$11,683
5/31/25	$12,458	$11,723	$11,658
6/30/25	$12,535	$11,904	$11,728

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	6.02%	1.82%	2.29%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA 1-3 Year U.S. Treasury Index	5.68%	1.37%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$929,685
# of Portfolio Holdings	540
Portfolio Turnover Rate	289%
Total Net Management Fees Paid During the Reporting Period	$3,930
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	32.5%
Asset-Backed Securities	27.1%
Corporate Bonds & Notes	23.2%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	3.1%
U.S. Treasury Obligations	1.4%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	15.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(11.8%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

LDUR  | Principal Listing Exchange: NYSE Arca

ETF4756TSRAR_063025

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

EMNT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities (“ABS”) and collateralized loan obligations (“CLO”) contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO spreads tightened.

  Overweight exposure to United States duration, particularly in the one-year portion of the curve, contributed to relative performance, as interest rates fell.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,023	$10,004	$10,010
1/31/20	$10,058	$10,196	$10,023
2/29/20	$10,084	$10,380	$10,036
3/31/20	$9,961	$10,319	$10,048
4/30/20	$10,043	$10,502	$10,057
5/31/20	$10,101	$10,551	$10,061
6/30/20	$10,154	$10,617	$10,062
7/31/20	$10,183	$10,776	$10,063
8/31/20	$10,196	$10,689	$10,064
9/30/20	$10,207	$10,683	$10,065
10/31/20	$10,210	$10,635	$10,066
11/30/20	$10,223	$10,740	$10,067
12/31/20	$10,232	$10,755	$10,068
1/31/21	$10,241	$10,677	$10,068
2/28/21	$10,239	$10,523	$10,069
3/31/21	$10,235	$10,392	$10,070
4/30/21	$10,246	$10,474	$10,070
5/31/21	$10,256	$10,508	$10,070
6/30/21	$10,255	$10,582	$10,070
7/31/21	$10,264	$10,700	$10,071
8/31/21	$10,265	$10,680	$10,071
9/30/21	$10,264	$10,587	$10,071
10/31/21	$10,256	$10,585	$10,072
11/30/21	$10,254	$10,616	$10,072
12/31/21	$10,252	$10,589	$10,072
1/31/22	$10,235	$10,361	$10,073
2/28/22	$10,216	$10,245	$10,074
3/31/22	$10,156	$9,960	$10,075
4/30/22	$10,137	$9,582	$10,078
5/31/22	$10,141	$9,644	$10,083
6/30/22	$10,108	$9,493	$10,090
7/31/22	$10,136	$9,725	$10,100
8/31/22	$10,144	$9,450	$10,115
9/30/22	$10,117	$9,042	$10,135
10/31/22	$10,109	$8,925	$10,160
11/30/22	$10,165	$9,253	$10,189
12/31/22	$10,205	$9,211	$10,224
1/31/23	$10,273	$9,494	$10,261
2/28/23	$10,301	$9,249	$10,297
3/31/23	$10,341	$9,484	$10,338
4/30/23	$10,389	$9,541	$10,379
5/31/23	$10,424	$9,437	$10,423
6/30/23	$10,467	$9,404	$10,468
7/31/23	$10,522	$9,397	$10,515
8/31/23	$10,570	$9,337	$10,564
9/30/23	$10,617	$9,100	$10,612
10/31/23	$10,663	$8,956	$10,662
11/30/23	$10,725	$9,362	$10,711
12/31/23	$10,787	$9,720	$10,761
1/31/24	$10,849	$9,694	$10,811
2/29/24	$10,903	$9,557	$10,858
3/31/24	$10,958	$9,645	$10,909
4/30/24	$11,007	$9,401	$10,958
5/31/24	$11,064	$9,561	$11,009
6/30/24	$11,112	$9,651	$11,058
7/31/24	$11,169	$9,877	$11,110
8/31/24	$11,225	$10,019	$11,161
9/30/24	$11,283	$10,153	$11,210
10/31/24	$11,323	$9,901	$11,258
11/30/24	$11,373	$10,006	$11,303
12/31/24	$11,414	$9,842	$11,347
1/31/25	$11,465	$9,894	$11,391
2/28/25	$11,511	$10,112	$11,430
3/31/25	$11,549	$10,116	$11,472
4/30/25	$11,588	$10,155	$11,514
5/31/25	$11,635	$10,083	$11,556
6/30/25	$11,683	$10,238	$11,598

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	5.14%	2.85%	2.84%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	0.42%
FTSE 3-Month Treasury Bill Index	4.88%	2.88%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$191,590
# of Portfolio Holdings	197
Portfolio Turnover Rate	86%
Total Net Management Fees Paid During the Reporting Period	$396
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	28.5%
Asset-Backed Securities	16.0%
U.S. Government Agencies	11.7%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.1%
Short-Term Instruments	66.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

EMNT  | Principal Listing Exchange: NYSE Arca

ETF4757TSRAR_063025

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

MINT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$37	0.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Select holdings of securitized credit, particularly commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”), contributed to relative performance, as the yield from ABS helped offset detractions from spreads widening and as CLO and CMBS spreads tightened.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,003	$10,070	$10,000
8/31/15	$10,000	$10,055	$10,000
9/30/15	$9,984	$10,123	$10,001
10/31/15	$9,999	$10,125	$10,001
11/30/15	$10,008	$10,098	$10,001
12/31/15	$10,004	$10,065	$10,002
1/31/16	$10,010	$10,204	$10,003
2/29/16	$10,004	$10,276	$10,005
3/31/16	$10,038	$10,371	$10,007
4/30/16	$10,071	$10,410	$10,010
5/31/16	$10,093	$10,413	$10,012
6/30/16	$10,103	$10,600	$10,014
7/31/16	$10,126	$10,667	$10,016
8/31/16	$10,152	$10,655	$10,018
9/30/16	$10,165	$10,649	$10,021
10/31/16	$10,181	$10,567	$10,023
11/30/16	$10,192	$10,317	$10,026
12/31/16	$10,203	$10,332	$10,029
1/31/17	$10,223	$10,352	$10,033
2/28/17	$10,246	$10,422	$10,037
3/31/17	$10,262	$10,416	$10,041
4/30/17	$10,277	$10,497	$10,046
5/31/17	$10,293	$10,577	$10,052
6/30/17	$10,310	$10,567	$10,059
7/31/17	$10,328	$10,612	$10,068
8/31/17	$10,344	$10,707	$10,076
9/30/17	$10,360	$10,656	$10,085
10/31/17	$10,378	$10,663	$10,094
11/30/17	$10,385	$10,649	$10,103
12/31/17	$10,396	$10,698	$10,113
1/31/18	$10,409	$10,575	$10,124
2/28/18	$10,417	$10,474	$10,135
3/31/18	$10,428	$10,542	$10,149
4/30/18	$10,447	$10,463	$10,162
5/31/18	$10,470	$10,538	$10,177
6/30/18	$10,485	$10,525	$10,193
7/31/18	$10,507	$10,527	$10,209
8/31/18	$10,533	$10,595	$10,227
9/30/18	$10,552	$10,527	$10,244
10/31/18	$10,567	$10,444	$10,262
11/30/18	$10,573	$10,506	$10,281
12/31/18	$10,575	$10,699	$10,302
1/31/19	$10,623	$10,813	$10,323
2/28/19	$10,656	$10,806	$10,342
3/31/19	$10,690	$11,014	$10,363
4/30/19	$10,725	$11,017	$10,384
5/31/19	$10,755	$11,212	$10,406
6/30/19	$10,782	$11,353	$10,427
7/31/19	$10,809	$11,378	$10,448
8/31/19	$10,833	$11,673	$10,467
9/30/19	$10,856	$11,611	$10,485
10/31/19	$10,883	$11,646	$10,503
11/30/19	$10,903	$11,640	$10,519
12/31/19	$10,925	$11,632	$10,534
1/31/20	$10,964	$11,855	$10,548
2/29/20	$10,981	$12,069	$10,561
3/31/20	$10,708	$11,998	$10,575
4/30/20	$10,872	$12,211	$10,583
5/31/20	$10,951	$12,268	$10,588
6/30/20	$11,021	$12,345	$10,589
7/31/20	$11,049	$12,530	$10,590
8/31/20	$11,067	$12,428	$10,591
9/30/20	$11,074	$12,422	$10,592
10/31/20	$11,081	$12,366	$10,593
11/30/20	$11,092	$12,488	$10,594
12/31/20	$11,103	$12,505	$10,595
1/31/21	$11,115	$12,415	$10,596
2/28/21	$11,112	$12,236	$10,596
3/31/21	$11,100	$12,083	$10,597
4/30/21	$11,110	$12,178	$10,597
5/31/21	$11,119	$12,218	$10,597
6/30/21	$11,119	$12,304	$10,598
7/31/21	$11,127	$12,442	$10,598
8/31/21	$11,128	$12,418	$10,598
9/30/21	$11,126	$12,310	$10,599
10/31/21	$11,113	$12,307	$10,599
11/30/21	$11,107	$12,343	$10,599
12/31/21	$11,103	$12,312	$10,600
1/31/22	$11,077	$12,047	$10,600
2/28/22	$11,050	$11,912	$10,601
3/31/22	$10,960	$11,581	$10,603
4/30/22	$10,926	$11,142	$10,606
5/31/22	$10,928	$11,214	$10,611
6/30/22	$10,875	$11,038	$10,618
7/31/22	$10,907	$11,307	$10,629
8/31/22	$10,925	$10,988	$10,645
9/30/22	$10,898	$10,513	$10,666
10/31/22	$10,879	$10,377	$10,692
11/30/22	$10,942	$10,759	$10,723
12/31/22	$10,997	$10,710	$10,759
1/31/23	$11,091	$11,040	$10,799
2/28/23	$11,115	$10,754	$10,836
3/31/23	$11,137	$11,027	$10,880
4/30/23	$11,193	$11,094	$10,923
5/31/23	$11,254	$10,973	$10,969
6/30/23	$11,319	$10,934	$11,016
7/31/23	$11,388	$10,927	$11,066
8/31/23	$11,448	$10,857	$11,118
9/30/23	$11,508	$10,581	$11,168
10/31/23	$11,560	$10,414	$11,220
11/30/23	$11,615	$10,886	$11,272
12/31/23	$11,677	$11,302	$11,325
1/31/24	$11,747	$11,271	$11,378
2/29/24	$11,803	$11,112	$11,427
3/31/24	$11,868	$11,215	$11,480
4/30/24	$11,923	$10,931	$11,532
5/31/24	$11,985	$11,117	$11,585
6/30/24	$12,035	$11,222	$11,637
7/31/24	$12,090	$11,484	$11,691
8/31/24	$12,146	$11,649	$11,745
9/30/24	$12,203	$11,805	$11,797
10/31/24	$12,258	$11,512	$11,848
11/30/24	$12,314	$11,634	$11,895
12/31/24	$12,364	$11,444	$11,942
1/31/25	$12,417	$11,504	$11,988
2/28/25	$12,466	$11,757	$12,028
3/31/25	$12,505	$11,762	$12,073
4/30/25	$12,532	$11,808	$12,116
5/31/25	$12,593	$11,723	$12,161
6/30/25	$12,643	$11,904	$12,205

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	5.05%	2.78%	2.37%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
FTSE 3-Month Treasury Bill Index	4.88%	2.88%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$13,366,548
# of Portfolio Holdings	862
Portfolio Turnover Rate	79%
Total Net Management Fees Paid During the Reporting Period	$43,277
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	45.4%
Asset-Backed Securities	20.2%
U.S. Government Agencies	15.5%
U.S. Treasury Obligations	1.8%
Non-Agency Mortgage-Backed Securities	1.7%
Sovereign Issues	1.1%
Short-Term Instruments	15.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

MINT  | Principal Listing Exchange: NYSE Arca

ETF4750TSRAR_063025

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

MUNI  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$35	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection in the pre-refunded segment contributed to performance, as the segment outperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Security selection in the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,046	$10,072	$10,061
8/31/15	$10,064	$10,092	$10,080
9/30/15	$10,133	$10,165	$10,151
10/31/15	$10,192	$10,206	$10,190
11/30/15	$10,229	$10,246	$10,211
12/31/15	$10,292	$10,318	$10,265
1/31/16	$10,414	$10,441	$10,387
2/29/16	$10,424	$10,458	$10,405
3/31/16	$10,439	$10,491	$10,415
4/30/16	$10,507	$10,568	$10,478
5/31/16	$10,512	$10,597	$10,482
6/30/16	$10,652	$10,765	$10,612
7/31/16	$10,661	$10,772	$10,626
8/31/16	$10,683	$10,786	$10,630
9/30/16	$10,661	$10,733	$10,592
10/31/16	$10,565	$10,620	$10,506
11/30/16	$10,209	$10,224	$10,167
12/31/16	$10,272	$10,344	$10,266
1/31/17	$10,319	$10,412	$10,338
2/28/17	$10,375	$10,484	$10,407
3/31/17	$10,408	$10,507	$10,425
4/30/17	$10,485	$10,583	$10,499
5/31/17	$10,603	$10,751	$10,637
6/30/17	$10,579	$10,713	$10,596
7/31/17	$10,646	$10,799	$10,674
8/31/17	$10,730	$10,882	$10,744
9/30/17	$10,696	$10,826	$10,694
10/31/17	$10,723	$10,853	$10,710
11/30/17	$10,664	$10,795	$10,623
12/31/17	$10,738	$10,907	$10,711
1/31/18	$10,649	$10,779	$10,617
2/28/18	$10,612	$10,747	$10,590
3/31/18	$10,634	$10,787	$10,613
4/30/18	$10,604	$10,748	$10,585
5/31/18	$10,697	$10,871	$10,684
6/30/18	$10,711	$10,880	$10,703
7/31/18	$10,743	$10,907	$10,737
8/31/18	$10,763	$10,935	$10,756
9/30/18	$10,708	$10,864	$10,697
10/31/18	$10,646	$10,797	$10,653
11/30/18	$10,747	$10,917	$10,761
12/31/18	$10,857	$11,047	$10,880
1/31/19	$10,958	$11,131	$10,972
2/28/19	$11,025	$11,190	$11,025
3/31/19	$11,157	$11,367	$11,153
4/30/19	$11,192	$11,410	$11,176
5/31/19	$11,350	$11,567	$11,312
6/30/19	$11,398	$11,610	$11,359
7/31/19	$11,484	$11,704	$11,448
8/31/19	$11,627	$11,888	$11,581
9/30/19	$11,550	$11,793	$11,487
10/31/19	$11,562	$11,814	$11,517
11/30/19	$11,582	$11,844	$11,544
12/31/19	$11,621	$11,880	$11,580
1/31/20	$11,791	$12,093	$11,758
2/29/20	$11,904	$12,249	$11,869
3/31/20	$11,518	$11,805	$11,523
4/30/20	$11,415	$11,657	$11,441
5/31/20	$11,758	$12,028	$11,765
6/30/20	$11,861	$12,126	$11,833
7/31/20	$12,036	$12,331	$11,999
8/31/20	$12,011	$12,273	$11,959
9/30/20	$12,009	$12,275	$11,969
10/31/20	$11,988	$12,239	$11,939
11/30/20	$12,121	$12,423	$12,071
12/31/20	$12,197	$12,499	$12,128
1/31/21	$12,258	$12,579	$12,186
2/28/21	$12,089	$12,379	$12,032
3/31/21	$12,130	$12,455	$12,089
4/30/21	$12,223	$12,560	$12,165
5/31/21	$12,259	$12,597	$12,182
6/30/21	$12,283	$12,632	$12,198
7/31/21	$12,368	$12,736	$12,287
8/31/21	$12,333	$12,690	$12,262
9/30/21	$12,243	$12,598	$12,187
10/31/21	$12,213	$12,561	$12,151
11/30/21	$12,287	$12,668	$12,216
12/31/21	$12,294	$12,689	$12,233
1/31/22	$12,012	$12,341	$11,934
2/28/22	$11,957	$12,297	$11,897
3/31/22	$11,629	$11,898	$11,581
4/30/22	$11,356	$11,569	$11,338
5/31/22	$11,485	$11,741	$11,498
6/30/22	$11,347	$11,549	$11,401
7/31/22	$11,600	$11,854	$11,655
8/31/22	$11,409	$11,594	$11,454
9/30/22	$11,093	$11,149	$11,106
10/31/22	$11,019	$11,057	$11,064
11/30/22	$11,416	$11,574	$11,452
12/31/22	$11,459	$11,607	$11,505
1/31/23	$11,719	$11,940	$11,764
2/28/23	$11,513	$11,670	$11,543
3/31/23	$11,715	$11,929	$11,767
4/30/23	$11,715	$11,902	$11,734
5/31/23	$11,636	$11,799	$11,631
6/30/23	$11,716	$11,917	$11,718
7/31/23	$11,744	$11,964	$11,764
8/31/23	$11,650	$11,792	$11,646
9/30/23	$11,402	$11,446	$11,384
10/31/23	$11,314	$11,349	$11,337
11/30/23	$11,865	$12,069	$11,885
12/31/23	$12,155	$12,350	$12,110
1/31/24	$12,140	$12,287	$12,064
2/29/24	$12,153	$12,303	$12,076
3/31/24	$12,161	$12,302	$12,075
4/30/24	$12,039	$12,150	$11,951
5/31/24	$12,030	$12,114	$11,880
6/30/24	$12,184	$12,300	$12,034
7/31/24	$12,281	$12,412	$12,140
8/31/24	$12,373	$12,510	$12,248
9/30/24	$12,482	$12,633	$12,348
10/31/24	$12,316	$12,449	$12,191
11/30/24	$12,476	$12,664	$12,341
12/31/24	$12,346	$12,480	$12,217
1/31/25	$12,407	$12,542	$12,300
2/28/25	$12,546	$12,667	$12,421
3/31/25	$12,355	$12,452	$12,264
4/30/25	$12,316	$12,352	$12,189
5/31/25	$12,310	$12,360	$12,257
6/30/25	$12,413	$12,437	$12,351

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	1.88%	0.91%	2.18%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Bloomberg 1-15 Year Municipal Bond Index	2.63%	0.86%	2.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,009,594
# of Portfolio Holdings	544
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$6,165
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	19.4%
Local or Guaranteed Housing	14.7%
Ad Valorem Property Tax	10.9%
Electric Power & Light Revenue	6.3%
Income Tax Revenue	5.9%
Natural Gas Revenue	5.3%
Highway Revenue Tolls	4.4%
Water Revenue	4.0%
Miscellaneous Revenue	3.8%
Sales Tax Revenue	3.2%
College & University Revenue	2.8%
Tobacco Settlement Funded	2.4%
Other Investments	15.6%
Short-Term Instruments	1.7%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

MUNI  | Principal Listing Exchange: NYSE Arca

ETF4754TSRAR_063025

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

CORP  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$43	0.41%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Exposure to investment grade credit default indexes contributed to performance, as spreads tightened.

  Security selection in the chemicals sector, specifically overweight exposure to a global nitrogen and methanol producer, contributed to performance, as spreads tightened amid the ongoing replenishment of global inventories.

  Security selection in the pipelines sector, specifically overweight exposure to a North American natural gas pipeline operator, detracted from performance, as spreads widened amid a project delay.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the broader ICE BofA US Corporate Index.

  Security selection in the energy sector, specifically underweight exposure to a global integrated oil supermajor company, detracted from performance, as spreads tightened amid higher oil production.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US Corporate Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,081	$10,070	$10,054
8/31/15	$9,986	$10,055	$9,986
9/30/15	$10,057	$10,123	$10,039
10/31/15	$10,130	$10,125	$10,093
11/30/15	$10,110	$10,098	$10,070
12/31/15	$10,020	$10,065	$9,983
1/31/16	$10,060	$10,204	$10,026
2/29/16	$10,173	$10,276	$10,100
3/31/16	$10,461	$10,371	$10,374
4/30/16	$10,601	$10,410	$10,515
5/31/16	$10,581	$10,413	$10,509
6/30/16	$10,814	$10,600	$10,738
7/31/16	$10,976	$10,667	$10,893
8/31/16	$10,995	$10,655	$10,923
9/30/16	$10,976	$10,649	$10,892
10/31/16	$10,872	$10,567	$10,802
11/30/16	$10,562	$10,317	$10,512
12/31/16	$10,637	$10,332	$10,578
1/31/17	$10,672	$10,352	$10,621
2/28/17	$10,804	$10,422	$10,741
3/31/17	$10,780	$10,416	$10,728
4/30/17	$10,896	$10,497	$10,835
5/31/17	$11,010	$10,577	$10,961
6/30/17	$11,051	$10,567	$10,988
7/31/17	$11,139	$10,612	$11,070
8/31/17	$11,219	$10,707	$11,164
9/30/17	$11,198	$10,656	$11,138
10/31/17	$11,245	$10,663	$11,183
11/30/17	$11,221	$10,649	$11,168
12/31/17	$11,316	$10,698	$11,263
1/31/18	$11,217	$10,575	$11,159
2/28/18	$11,023	$10,474	$10,992
3/31/18	$11,036	$10,542	$11,016
4/30/18	$10,933	$10,463	$10,922
5/31/18	$10,968	$10,538	$10,971
6/30/18	$10,927	$10,525	$10,912
7/31/18	$11,025	$10,527	$10,993
8/31/18	$11,071	$10,595	$11,052
9/30/18	$11,044	$10,527	$11,016
10/31/18	$10,877	$10,444	$10,868
11/30/18	$10,852	$10,506	$10,847
12/31/18	$11,010	$10,699	$11,010
1/31/19	$11,267	$10,813	$11,240
2/28/19	$11,300	$10,806	$11,281
3/31/19	$11,597	$11,014	$11,562
4/30/19	$11,661	$11,017	$11,626
5/31/19	$11,812	$11,212	$11,793
6/30/19	$12,090	$11,353	$12,064
7/31/19	$12,170	$11,378	$12,143
8/31/19	$12,540	$11,673	$12,512
9/30/19	$12,469	$11,611	$12,434
10/31/19	$12,539	$11,646	$12,510
11/30/19	$12,568	$11,640	$12,537
12/31/19	$12,601	$11,632	$12,577
1/31/20	$12,909	$11,855	$12,898
2/29/20	$13,040	$12,069	$13,048
3/31/20	$12,147	$11,998	$12,118
4/30/20	$12,751	$12,211	$12,706
5/31/20	$12,991	$12,268	$12,938
6/30/20	$13,271	$12,345	$13,204
7/31/20	$13,679	$12,530	$13,619
8/31/20	$13,496	$12,428	$13,442
9/30/20	$13,452	$12,422	$13,415
10/31/20	$13,411	$12,366	$13,386
11/30/20	$13,791	$12,488	$13,758
12/31/20	$13,861	$12,505	$13,822
1/31/21	$13,697	$12,415	$13,677
2/28/21	$13,470	$12,236	$13,457
3/31/21	$13,238	$12,083	$13,223
4/30/21	$13,389	$12,178	$13,372
5/31/21	$13,469	$12,218	$13,449
6/30/21	$13,707	$12,304	$13,675
7/31/21	$13,885	$12,442	$13,856
8/31/21	$13,846	$12,418	$13,824
9/30/21	$13,699	$12,310	$13,686
10/31/21	$13,720	$12,307	$13,711
11/30/21	$13,725	$12,343	$13,714
12/31/21	$13,712	$12,312	$13,680
1/31/22	$13,287	$12,047	$13,263
2/28/22	$13,035	$11,912	$12,985
3/31/22	$12,709	$11,581	$12,631
4/30/22	$12,057	$11,142	$11,993
5/31/22	$12,144	$11,214	$12,068
6/30/22	$11,820	$11,038	$11,760
7/31/22	$12,200	$11,307	$12,109
8/31/22	$11,856	$10,988	$11,794
9/30/22	$11,276	$10,513	$11,189
10/31/22	$11,149	$10,377	$11,065
11/30/22	$11,700	$10,759	$11,609
12/31/22	$11,651	$10,710	$11,584
1/31/23	$12,121	$11,040	$12,035
2/28/23	$11,767	$10,754	$11,684
3/31/23	$12,103	$11,027	$11,984
4/30/23	$12,204	$11,094	$12,085
5/31/23	$12,045	$10,973	$11,925
6/30/23	$12,071	$10,934	$11,959
7/31/23	$12,120	$10,927	$12,011
8/31/23	$12,040	$10,857	$11,929
9/30/23	$11,744	$10,581	$11,636
10/31/23	$11,532	$10,414	$11,424
11/30/23	$12,180	$10,886	$12,069
12/31/23	$12,675	$11,302	$12,557
1/31/24	$12,688	$11,271	$12,576
2/29/24	$12,503	$11,112	$12,400
3/31/24	$12,646	$11,215	$12,547
4/30/24	$12,354	$10,931	$12,255
5/31/24	$12,583	$11,117	$12,482
6/30/24	$12,666	$11,222	$12,562
7/31/24	$12,974	$11,484	$12,858
8/31/24	$13,178	$11,649	$13,055
9/30/24	$13,392	$11,805	$13,280
10/31/24	$13,087	$11,512	$12,982
11/30/24	$13,259	$11,634	$13,137
12/31/24	$13,027	$11,444	$12,904
1/31/25	$13,107	$11,504	$12,982
2/28/25	$13,386	$11,757	$13,245
3/31/25	$13,349	$11,762	$13,208
4/30/25	$13,349	$11,808	$13,205
5/31/25	$13,340	$11,723	$13,205
6/30/25	$13,596	$11,904	$13,445

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	7.35%	0.49%	3.12%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
ICE BofA US Corporate Index	7.03%	0.36%	3.00%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,317,203
# of Portfolio Holdings	1,375
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$2,565
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	87.2%
U.S. Treasury Obligations	10.7%
Other Investments	0.1%
Short-Term Instruments	0.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

CORP  | Principal Listing Exchange: NYSE Arca

ETF4760TSRAR_063025

PIMCO Commodity Strategy Active Exchange-Traded Fund

CMDT  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$65	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the precious metals sector since August 2024 contributed to relative performance, as the sector posted positive returns.

  Underweight exposure to the grains sector contributed to relative performance, as the sector posted negative returns.

  Overweight exposure to coffee contributed to relative performance, as the commodity posted positive returns.

  Underweight exposure to natural gas contributed to relative performance, as the commodity posted negative returns.

  Overweight exposure to the petroleum sector detracted from relative performance, as the sector posted negative returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Underweight exposure to aluminum and copper since July 2024 detracted from relative performance, as these commodities posted positive returns.

  Underweight exposure to soybean oil detracted from relative performance, as the commodity posted positive returns.

  Underweight exposure to lean hogs detracted from relative performance, as the commodity posted positive returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	S&P 500 Index	Bloomberg Commodity Index Total Return
5/9/23	$10,000	$10,000	$10,000
5/31/23	$9,640	$10,163	$9,491
6/30/23	$10,092	$10,835	$9,874
7/31/23	$10,851	$11,183	$10,492
8/31/23	$10,899	$11,005	$10,412
9/30/23	$10,939	$10,480	$10,339
10/31/23	$10,907	$10,260	$10,367
11/30/23	$10,770	$11,197	$10,133
12/31/23	$10,531	$11,706	$9,861
1/31/24	$10,748	$11,902	$9,900
2/29/24	$10,732	$12,538	$9,754
3/31/24	$11,171	$12,941	$10,077
4/30/24	$11,354	$12,413	$10,348
5/31/24	$11,349	$13,028	$10,530
6/30/24	$11,304	$13,496	$10,368
7/31/24	$10,989	$13,660	$9,949
8/31/24	$10,868	$13,991	$9,954
9/30/24	$11,223	$14,290	$10,438
10/31/24	$11,177	$14,160	$10,245
11/30/24	$11,177	$14,992	$10,286
12/31/24	$11,268	$14,634	$10,391
1/31/25	$11,652	$15,042	$10,802
2/28/25	$11,558	$14,845	$10,886
3/31/25	$11,960	$14,009	$11,314
4/30/25	$11,362	$13,914	$10,770
5/31/25	$11,375	$14,790	$10,708
6/30/25	$11,614	$15,542	$10,966

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	2.74%	7.23%
S&P 500 Index	15.16%	22.85%
Bloomberg Commodity Index Total Return	5.77%	4.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$372,814
# of Portfolio Holdings	316
Portfolio Turnover Rate	49%
Total Net Management Fees Paid During the Reporting Period	$2,207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	35.6%
Commodities	19.5%
U.S. Government Agencies	15.1%
Asset-Backed Securities	14.3%
Sovereign Issues	1.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	5.9%
Affiliated Investments	1.9%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	6.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Commodity Strategy Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

CMDT  | Principal Listing Exchange: NYSE Arca

ETF4741TSRAR_063025

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

PMBS  | Principal Listing Exchange: NASDAQ

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of April 1, 2025 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$18	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure in conventional mortgage-backed securities ("MBS") positions relative to the Bloomberg U.S. MBS Fixed-Rate Index  contributed to performance, as conventional MBS spreads widened.

  Exposure to structured agency MBS positions contributed to performance, as agency interest-only positions posted positive returns.

  Overweight exposure to non-agency residential MBS contributed to performance, as the sector posted positive returns.

  Underweight exposure to higher coupon Government National Mortgage Association ("GNMA") MBS positions detracted from performance, as higher coupons outperformed lowers coupons on a relative basis.

  Overweight U.S. duration positioning detracted from  performance, as U.S. interest rates moved higher.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. The Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (the "Acquired Fund") in a reorganization that occurred as of the close of business on September 20, 2024 (the "Reorganization"). Performance disclosed for the periods prior to September 20, 2024 reflects that of the Acquired Fund's Institutional Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,085	$10,070	$10,063
8/31/15	$10,083	$10,055	$10,072
9/30/15	$10,140	$10,123	$10,131
10/31/15	$10,147	$10,125	$10,138
11/30/15	$10,139	$10,098	$10,124
12/31/15	$10,135	$10,065	$10,121
1/31/16	$10,243	$10,204	$10,253
2/29/16	$10,274	$10,276	$10,291
3/31/16	$10,305	$10,371	$10,321
4/30/16	$10,346	$10,410	$10,338
5/31/16	$10,367	$10,413	$10,352
6/30/16	$10,447	$10,600	$10,436
7/31/16	$10,489	$10,667	$10,457
8/31/16	$10,491	$10,655	$10,469
9/30/16	$10,573	$10,649	$10,498
10/31/16	$10,572	$10,567	$10,471
11/30/16	$10,376	$10,317	$10,291
12/31/16	$10,397	$10,332	$10,290
1/31/17	$10,428	$10,352	$10,287
2/28/17	$10,501	$10,422	$10,336
3/31/17	$10,515	$10,416	$10,339
4/30/17	$10,577	$10,497	$10,406
5/31/17	$10,662	$10,577	$10,471
6/30/17	$10,665	$10,567	$10,429
7/31/17	$10,708	$10,612	$10,476
8/31/17	$10,815	$10,707	$10,553
9/30/17	$10,811	$10,656	$10,529
10/31/17	$10,815	$10,663	$10,526
11/30/17	$10,810	$10,649	$10,511
12/31/17	$10,852	$10,698	$10,545
1/31/18	$10,742	$10,575	$10,422
2/28/18	$10,694	$10,474	$10,353
3/31/18	$10,752	$10,542	$10,419
4/30/18	$10,716	$10,463	$10,367
5/31/18	$10,790	$10,538	$10,439
6/30/18	$10,798	$10,525	$10,445
7/31/18	$10,803	$10,527	$10,433
8/31/18	$10,867	$10,595	$10,497
9/30/18	$10,820	$10,527	$10,432
10/31/18	$10,765	$10,444	$10,366
11/30/18	$10,850	$10,506	$10,460
12/31/18	$10,994	$10,699	$10,650
1/31/19	$11,100	$10,813	$10,734
2/28/19	$11,100	$10,806	$10,724
3/31/19	$11,261	$11,014	$10,880
4/30/19	$11,252	$11,017	$10,874
5/31/19	$11,391	$11,212	$11,014
6/30/19	$11,478	$11,353	$11,094
7/31/19	$11,511	$11,378	$11,139
8/31/19	$11,599	$11,673	$11,238
9/30/19	$11,628	$11,611	$11,246
10/31/19	$11,669	$11,646	$11,286
11/30/19	$11,677	$11,640	$11,295
12/31/19	$11,698	$11,632	$11,326
1/31/20	$11,785	$11,855	$11,405
2/29/20	$11,890	$12,069	$11,523
3/31/20	$11,774	$11,998	$11,645
4/30/20	$11,924	$12,211	$11,719
5/31/20	$11,995	$12,268	$11,734
6/30/20	$12,052	$12,345	$11,723
7/31/20	$12,107	$12,530	$11,744
8/31/20	$12,161	$12,428	$11,748
9/30/20	$12,195	$12,422	$11,736
10/31/20	$12,232	$12,366	$11,731
11/30/20	$12,269	$12,488	$11,739
12/31/20	$12,317	$12,505	$11,765
1/31/21	$12,383	$12,415	$11,774
2/28/21	$12,348	$12,236	$11,695
3/31/21	$12,288	$12,083	$11,635
4/30/21	$12,366	$12,178	$11,699
5/31/21	$12,328	$12,218	$11,679
6/30/21	$12,361	$12,304	$11,674
7/31/21	$12,440	$12,442	$11,747
8/31/21	$12,436	$12,418	$11,728
9/30/21	$12,422	$12,310	$11,685
10/31/21	$12,409	$12,307	$11,663
11/30/21	$12,406	$12,343	$11,652
12/31/21	$12,384	$12,312	$11,642
1/31/22	$12,241	$12,047	$11,469
2/28/22	$12,134	$11,912	$11,358
3/31/22	$11,805	$11,581	$11,063
4/30/22	$11,347	$11,142	$10,675
5/31/22	$11,432	$11,214	$10,793
6/30/22	$11,155	$11,038	$10,620
7/31/22	$11,500	$11,307	$10,961
8/31/22	$11,170	$10,988	$10,586
9/30/22	$10,584	$10,513	$10,052
10/31/22	$10,402	$10,377	$9,909
11/30/22	$10,800	$10,759	$10,312
12/31/22	$10,744	$10,710	$10,267
1/31/23	$11,118	$11,040	$10,605
2/28/23	$10,877	$10,754	$10,325
3/31/23	$11,016	$11,027	$10,526
4/30/23	$11,099	$11,094	$10,581
5/31/23	$11,024	$10,973	$10,503
6/30/23	$11,071	$10,934	$10,458
7/31/23	$11,062	$10,927	$10,451
8/31/23	$10,970	$10,857	$10,365
9/30/23	$10,673	$10,581	$10,034
10/31/23	$10,397	$10,414	$9,827
11/30/23	$10,933	$10,886	$10,339
12/31/23	$11,356	$11,302	$10,785
1/31/24	$11,343	$11,271	$10,735
2/29/24	$11,216	$11,112	$10,560
3/31/24	$11,357	$11,215	$10,672
4/30/24	$11,038	$10,931	$10,349
5/31/24	$11,292	$11,117	$10,556
6/30/24	$11,402	$11,222	$10,680
7/31/24	$11,702	$11,484	$10,961
8/31/24	$11,858	$11,649	$11,138
9/30/24	$12,043	$11,805	$11,270
10/31/24	$11,711	$11,512	$10,951
11/30/24	$11,891	$11,634	$11,097
12/31/24	$11,721	$11,444	$10,914
1/31/25	$11,782	$11,504	$10,970
2/28/25	$12,087	$11,757	$11,250
3/31/25	$12,091	$11,762	$11,248
4/30/25	$12,104	$11,808	$11,280
5/31/25	$12,000	$11,723	$11,177
6/30/25	$12,232	$11,904	$11,376

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)Footnote Reference‡	7.27%	0.30%	2.03%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. MBS Fixed-Rate Index	6.52%	(0.60%)	1.30%
Footnote	Description
Footnote‡	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV) 3 month period ended 6/30/25 1.16%.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$542,638
# of Portfolio Holdings	940
Portfolio Turnover Rate	257%
Total Net Management Fees Paid During the Reporting Period	$509
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	176.8%
Asset-Backed Securities	2.6%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.2%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	(84.3%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Change to Fiscal Year End. At a meeting of the Board of Trustees (the “Board”) on May 15-16, 2025, the Board approved a change in the fiscal year end of the Fund to June 30 to align with the fiscal year end of the other series in the PIMCO ETF Trust.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

PMBS  | Principal Listing Exchange: NASDAQ

ETF4742TSRAR_063025

PIMCO Multisector Bond Active Exchange-Traded Fund

PYLD  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$67	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to performance, as the cash rate was elevated, particularly earlier in the reporting period.

  U.S. duration positioning contributed to performance, as interest rates fell.

  Exposure to high yield credit contributed to performance, as the asset class delivered positive returns.

  Short exposure to the Taiwan dollar detracted from performance, as the currency appreciated relative to the U.S. dollar.

  Short exposure to the Swiss franc detracted from performance, as the currency appreciated relative to the U.S. dollar.

  Short exposure to the Chinese yuan detracted from performance, as the currency appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/21/23	$10,000	$10,000
6/30/23	$10,008	$9,960
7/31/23	$10,060	$9,953
8/31/23	$10,025	$9,890
9/30/23	$9,844	$9,638
10/31/23	$9,710	$9,486
11/30/23	$10,175	$9,916
12/31/23	$10,517	$10,295
1/31/24	$10,570	$10,267
2/29/24	$10,520	$10,122
3/31/24	$10,664	$10,216
4/30/24	$10,501	$9,957
5/31/24	$10,692	$10,126
6/30/24	$10,774	$10,222
7/31/24	$11,024	$10,461
8/31/24	$11,194	$10,611
9/30/24	$11,357	$10,753
10/31/24	$11,180	$10,487
11/30/24	$11,340	$10,598
12/31/24	$11,297	$10,424
1/31/25	$11,410	$10,479
2/28/25	$11,595	$10,710
3/31/25	$11,586	$10,714
4/30/25	$11,577	$10,756
5/31/25	$11,657	$10,679
6/30/25	$11,854	$10,843

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	10.02%	8.76%
Bloomberg U.S. Aggregate Index	6.08%	4.08%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,864,825
# of Portfolio Holdings	1,478
Portfolio Turnover Rate	501%
Total Net Management Fees Paid During the Reporting Period	$16,475
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	40.5%
Asset-Backed Securities	37.4%
Corporate Bonds & Notes	26.5%
Non-Agency Mortgage-Backed Securities	14.2%
Sovereign Issues	3.6%
U.S. Treasury Obligations	3.6%
Loan Participations and Assignments	3.4%
Other Investments	0.1%
Short-Term Instruments	15.7%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(45.1%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Multisector Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

PYLD  | Principal Listing Exchange: NYSE Arca

ETF4796TSRAR_063025

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

MINO  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$39	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  A tactical allocation to the taxable municipals segment contributed to performance, as the segment outperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the general obligation segment detracted from performance, as the segment outperformed the broader municipal market.

  Security selection in the education sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index).  The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index
9/8/21	$10,000	$10,000
9/30/21	$9,918	$9,931
10/31/21	$9,886	$9,902
11/30/21	$9,998	$9,987
12/31/21	$10,031	$10,003
1/31/22	$9,714	$9,729
2/28/22	$9,648	$9,694
3/31/22	$9,322	$9,380
4/30/22	$9,032	$9,120
5/31/22	$9,143	$9,256
6/30/22	$8,911	$9,104
7/31/22	$9,192	$9,345
8/31/22	$8,997	$9,140
9/30/22	$8,669	$8,789
10/31/22	$8,542	$8,716
11/30/22	$8,974	$9,124
12/31/22	$8,983	$9,150
1/31/23	$9,274	$9,413
2/28/23	$9,084	$9,200
3/31/23	$9,218	$9,404
4/30/23	$9,288	$9,382
5/31/23	$9,238	$9,301
6/30/23	$9,345	$9,394
7/31/23	$9,381	$9,432
8/31/23	$9,304	$9,296
9/30/23	$9,065	$9,023
10/31/23	$8,939	$8,946
11/30/23	$9,501	$9,514
12/31/23	$9,753	$9,736
1/31/24	$9,771	$9,686
2/29/24	$9,816	$9,698
3/31/24	$9,841	$9,698
4/30/24	$9,750	$9,578
5/31/24	$9,769	$9,550
6/30/24	$9,910	$9,696
7/31/24	$9,972	$9,785
8/31/24	$10,032	$9,862
9/30/24	$10,143	$9,959
10/31/24	$10,030	$9,814
11/30/24	$10,183	$9,983
12/31/24	$10,047	$9,838
1/31/25	$10,103	$9,887
2/28/25	$10,213	$9,985
3/31/25	$10,042	$9,816
4/30/25	$9,981	$9,737
5/31/25	$9,932	$9,743
6/30/25	$10,004	$9,804

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	0.95%	0.01%
Bloomberg Municipal Bond Index	1.11%	(0.52%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$320,104
# of Portfolio Holdings	386
Portfolio Turnover Rate	47%
Total Net Management Fees Paid During the Reporting Period	$942
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Health, Hospital & Nursing Home Revenue	17.6%
Local or Guaranteed Housing	16.5%
Ad Valorem Property Tax	11.0%
Port, Airport & Marina Revenue	6.9%
Electric Power & Light Revenue	5.8%
College & University Revenue	4.3%
Miscellaneous Revenue	4.2%
Sales Tax Revenue	3.4%
Natural Gas Revenue	3.3%
Water Revenue	3.0%
Industrial Revenue	2.7%
Other Investments	19.4%
Short-Term Instruments	2.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

MINO  | Principal Listing Exchange: NYSE Arca

ETF4764TSRAR_063025

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PRFD  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$76	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.K. Additional Tier 1 securities ("AT1s") contributed to performance, as U.K. bank earnings remained strong and the Bank of England reaffirmed the seniority of AT1s over equity securities.

  Exposure to high yield, particularly via credit default swap indexes, contributed to performance, as risk sentiment was supported by ongoing trade negotiations.

  Overweight exposure to French AT1s contributed to performance, as French bank balance sheets remained strong and earnings benefitted from higher rates.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

  Security selection in U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications company, detracted from performance, as it benefited from growing bandwidth demand.

  Security selection in U.S. preferreds, particularly underweight exposure to a large regional bank, detracted from performance, as it recovered from volatility in the banking sector.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US All Capital Securities Index
1/18/23	$10,000	$10,000	$10,000
1/31/23	$10,164	$9,948	$10,188
2/28/23	$9,968	$9,691	$9,992
3/31/23	$9,355	$9,937	$9,518
4/30/23	$9,472	$9,997	$9,664
5/31/23	$9,410	$9,888	$9,551
6/30/23	$9,482	$9,853	$9,646
7/31/23	$9,721	$9,846	$9,801
8/31/23	$9,598	$9,783	$9,737
9/30/23	$9,416	$9,534	$9,627
10/31/23	$9,173	$9,384	$9,337
11/30/23	$9,723	$9,809	$9,932
12/31/23	$10,185	$10,184	$10,249
1/31/24	$10,314	$10,156	$10,516
2/29/24	$10,360	$10,013	$10,606
3/31/24	$10,541	$10,105	$10,714
4/30/24	$10,368	$9,850	$10,494
5/31/24	$10,596	$10,017	$10,699
6/30/24	$10,705	$10,112	$10,767
7/31/24	$10,879	$10,348	$10,872
8/31/24	$11,083	$10,497	$11,155
9/30/24	$11,304	$10,637	$11,422
10/31/24	$11,198	$10,374	$11,334
11/30/24	$11,295	$10,483	$11,385
12/31/24	$11,220	$10,312	$11,234
1/31/25	$11,293	$10,366	$11,307
2/28/25	$11,444	$10,595	$11,430
3/31/25	$11,385	$10,599	$11,299
4/30/25	$11,263	$10,640	$11,187
5/31/25	$11,427	$10,564	$11,317
6/30/25	$11,644	$10,726	$11,507

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	8.77%	6.42%
Bloomberg U.S. Aggregate Index	6.08%	2.91%
ICE BofA US All Capital Securities Index	6.87%	5.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$194,459
# of Portfolio Holdings	216
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$1,113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	62.1%
Preferred Securities	33.0%
Short-Term Instruments	3.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

PRFD  | Principal Listing Exchange: NYSE Arca

ETF4790TSRAR_063025

PIMCO Senior Loan Active Exchange-Traded Fund

LONZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$65	0.63%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer non-cyclicals sector, particularly underweight exposure to a beverage manufacturer, contributed to performance, as spreads widened amid a liability management exercise.

  Underweight exposure to the retail sector contributed to performance, as the sector underperformed the broader market.

  Security selection in the healthcare sector, particularly overweight exposure to a pharmaceutical company, contributed to performance, as spreads tightened.

  Underweight exposure to the telecommunications sector detracted from performance, as the sector outperformed the broader market.

  Security selection in the media, entertainment, and publishing sector, particularly underweight exposure to a global advertising company in second quarter of 2025, detracted from performance, as spreads tightened.

  Security selection in the support services sector, particularly overweight exposure to an educational product retailer, detracted from performance, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	iBoxx USD Liquid Leveraged Loans Index
6/8/22	$10,000	$10,000	$10,000
6/30/22	$9,636	$9,945	$9,661
7/31/22	$9,918	$10,188	$9,935
8/31/22	$10,028	$9,900	$10,039
9/30/22	$9,810	$9,472	$9,794
10/31/22	$9,912	$9,349	$9,934
11/30/22	$10,022	$9,693	$10,032
12/31/22	$10,082	$9,650	$10,104
1/31/23	$10,322	$9,946	$10,370
2/28/23	$10,384	$9,689	$10,399
3/31/23	$10,385	$9,935	$10,437
4/30/23	$10,469	$9,996	$10,555
5/31/23	$10,456	$9,887	$10,492
6/30/23	$10,690	$9,852	$10,725
7/31/23	$10,835	$9,845	$10,848
8/31/23	$10,954	$9,782	$10,954
9/30/23	$11,014	$9,533	$11,020
10/31/23	$10,985	$9,383	$10,996
11/30/23	$11,179	$9,808	$11,115
12/31/23	$11,389	$10,183	$11,298
1/31/24	$11,411	$10,155	$11,312
2/29/24	$11,538	$10,012	$11,437
3/31/24	$11,657	$10,104	$11,544
4/30/24	$11,735	$9,849	$11,623
5/31/24	$11,848	$10,016	$11,714
6/30/24	$11,876	$10,111	$11,739
7/31/24	$11,964	$10,347	$11,842
8/31/24	$12,047	$10,496	$11,915
9/30/24	$12,103	$10,636	$11,971
10/31/24	$12,213	$10,372	$12,082
11/30/24	$12,374	$10,482	$12,215
12/31/24	$12,444	$10,310	$12,253
1/31/25	$12,512	$10,365	$12,330
2/28/25	$12,500	$10,593	$12,303
3/31/25	$12,424	$10,597	$12,240
4/30/25	$12,429	$10,639	$12,267
5/31/25	$12,640	$10,563	$12,423
6/30/25	$12,745	$10,725	$12,528

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	7.32%	8.25%
Bloomberg U.S. Aggregate Index	6.08%	2.31%
iBoxx USD Liquid Leveraged Loans Index	6.72%	7.64%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$739,782
# of Portfolio Holdings	350
Portfolio Turnover Rate	81%
Total Net Management Fees Paid During the Reporting Period	$4,371
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	84.4%
Corporate Bonds & Notes	2.3%
Short-Term Instruments	18.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(5.0%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Senior Loan Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

LONZ  | Principal Listing Exchange: NYSE Arca

ETF4774TSRAR_063025

PIMCO Ultra Short Government Active Exchange-Traded Fund

BILZ  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to United States Treasury Bills contributed to relative performance, as interest rates fell.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/21/23	$10,000	$10,000	$10,000
6/30/23	$10,015	$9,960	$10,013
7/31/23	$10,056	$9,953	$10,058
8/31/23	$10,102	$9,890	$10,105
9/30/23	$10,147	$9,638	$10,151
10/31/23	$10,191	$9,486	$10,199
11/30/23	$10,240	$9,916	$10,245
12/31/23	$10,288	$10,295	$10,293
1/31/24	$10,333	$10,267	$10,342
2/29/24	$10,374	$10,122	$10,386
3/31/24	$10,421	$10,216	$10,435
4/30/24	$10,465	$9,957	$10,481
5/31/24	$10,516	$10,126	$10,530
6/30/24	$10,559	$10,222	$10,577
7/31/24	$10,607	$10,461	$10,627
8/31/24	$10,658	$10,611	$10,676
9/30/24	$10,708	$10,753	$10,722
10/31/24	$10,748	$10,487	$10,769
11/30/24	$10,788	$10,598	$10,812
12/31/24	$10,832	$10,424	$10,854
1/31/25	$10,871	$10,479	$10,896
2/28/25	$10,905	$10,710	$10,933
3/31/25	$10,942	$10,714	$10,974
4/30/25	$10,979	$10,756	$11,013
5/31/25	$11,018	$10,679	$11,054
6/30/25	$11,054	$10,843	$11,094

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	4.69%	5.08%
Bloomberg U.S. Aggregate Index	6.08%	4.08%
FTSE 3-Month Treasury Bill Index	4.88%	5.26%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$821,784
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$855
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Short-Term Instruments	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Ultra Short Government Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

BILZ  | Principal Listing Exchange: NYSE Arca

ETF4752TSRAR_063025

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

SMMU  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  An overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broader municipal market.

  Security selection in the electric utility sector contributed to performance, as the sector underperformed the broader municipal market.

  Security selection in the healthcare sector contributed to performance, as the sector underperformed the broader municipal market.

  An overweight duration position detracted from performance, as rates rose on the long end of the municipal curve.

  An underweight exposure to the general obligation segment detracted from performance, as the segment outperformed the broader municipal market.

  Security selection in the lease-backed sector detracted from performance, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
6/30/15	$10,000	$10,000	$10,000
7/31/15	$10,022	$10,072	$10,014
8/31/15	$10,029	$10,092	$10,030
9/30/15	$10,050	$10,165	$10,043
10/31/15	$10,074	$10,206	$10,053
11/30/15	$10,059	$10,246	$10,040
12/31/15	$10,063	$10,318	$10,039
1/31/16	$10,105	$10,441	$10,069
2/29/16	$10,129	$10,458	$10,085
3/31/16	$10,113	$10,491	$10,071
4/30/16	$10,137	$10,568	$10,082
5/31/16	$10,131	$10,597	$10,087
6/30/16	$10,167	$10,765	$10,105
7/31/16	$10,184	$10,772	$10,123
8/31/16	$10,185	$10,786	$10,107
9/30/16	$10,161	$10,733	$10,086
10/31/16	$10,147	$10,620	$10,093
11/30/16	$10,028	$10,224	$10,049
12/31/16	$10,037	$10,344	$10,069
1/31/17	$10,090	$10,412	$10,105
2/28/17	$10,141	$10,484	$10,139
3/31/17	$10,150	$10,507	$10,139
4/30/17	$10,176	$10,583	$10,155
5/31/17	$10,222	$10,751	$10,174
6/30/17	$10,205	$10,713	$10,165
7/31/17	$10,246	$10,799	$10,189
8/31/17	$10,287	$10,882	$10,212
9/30/17	$10,267	$10,826	$10,200
10/31/17	$10,268	$10,853	$10,201
11/30/17	$10,219	$10,795	$10,155
12/31/17	$10,236	$10,907	$10,162
1/31/18	$10,239	$10,779	$10,190
2/28/18	$10,237	$10,747	$10,208
3/31/18	$10,235	$10,787	$10,200
4/30/18	$10,221	$10,748	$10,191
5/31/18	$10,265	$10,871	$10,224
6/30/18	$10,290	$10,880	$10,260
7/31/18	$10,310	$10,907	$10,282
8/31/18	$10,317	$10,935	$10,278
9/30/18	$10,296	$10,864	$10,258
10/31/18	$10,289	$10,797	$10,267
11/30/18	$10,332	$10,917	$10,300
12/31/18	$10,377	$11,047	$10,338
1/31/19	$10,425	$11,131	$10,371
2/28/19	$10,455	$11,190	$10,394
3/31/19	$10,509	$11,367	$10,422
4/30/19	$10,521	$11,410	$10,430
5/31/19	$10,583	$11,567	$10,469
6/30/19	$10,616	$11,610	$10,501
7/31/19	$10,662	$11,704	$10,536
8/31/19	$10,700	$11,888	$10,551
9/30/19	$10,674	$11,793	$10,529
10/31/19	$10,697	$11,814	$10,559
11/30/19	$10,714	$11,844	$10,577
12/31/19	$10,733	$11,880	$10,593
1/31/20	$10,793	$12,093	$10,630
2/29/20	$10,828	$12,249	$10,652
3/31/20	$10,714	$11,805	$10,599
4/30/20	$10,689	$11,657	$10,623
5/31/20	$10,840	$12,028	$10,728
6/30/20	$10,896	$12,126	$10,728
7/31/20	$10,952	$12,331	$10,755
8/31/20	$10,957	$12,273	$10,757
9/30/20	$10,966	$12,275	$10,765
10/31/20	$10,962	$12,239	$10,756
11/30/20	$11,005	$12,423	$10,770
12/31/20	$11,037	$12,499	$10,779
1/31/21	$11,066	$12,579	$10,797
2/28/21	$11,026	$12,379	$10,793
3/31/21	$11,042	$12,455	$10,801
4/30/21	$11,069	$12,560	$10,809
5/31/21	$11,073	$12,597	$10,813
6/30/21	$11,076	$12,632	$10,812
7/31/21	$11,103	$12,736	$10,826
8/31/21	$11,095	$12,690	$10,824
9/30/21	$11,067	$12,598	$10,813
10/31/21	$11,058	$12,561	$10,810
11/30/21	$11,069	$12,668	$10,813
12/31/21	$11,067	$12,689	$10,812
1/31/22	$10,957	$12,341	$10,741
2/28/22	$10,930	$12,297	$10,727
3/31/22	$10,799	$11,898	$10,638
4/30/22	$10,699	$11,569	$10,595
5/31/22	$10,773	$11,741	$10,676
6/30/22	$10,741	$11,549	$10,679
7/31/22	$10,838	$11,854	$10,736
8/31/22	$10,753	$11,594	$10,651
9/30/22	$10,625	$11,149	$10,560
10/31/22	$10,603	$11,057	$10,573
11/30/22	$10,769	$11,574	$10,695
12/31/22	$10,801	$11,607	$10,690
1/31/23	$10,925	$11,940	$10,780
2/28/23	$10,839	$11,670	$10,688
3/31/23	$10,948	$11,929	$10,803
4/30/23	$10,945	$11,902	$10,772
5/31/23	$10,923	$11,799	$10,760
6/30/23	$10,973	$11,917	$10,811
7/31/23	$11,001	$11,964	$10,835
8/31/23	$11,002	$11,792	$10,846
9/30/23	$10,933	$11,446	$10,802
10/31/23	$10,936	$11,349	$10,831
11/30/23	$11,158	$12,069	$10,988
12/31/23	$11,281	$12,350	$11,052
1/31/24	$11,285	$12,287	$11,049
2/29/24	$11,306	$12,303	$11,066
3/31/24	$11,317	$12,302	$11,065
4/30/24	$11,285	$12,150	$11,066
5/31/24	$11,294	$12,114	$11,093
6/30/24	$11,380	$12,300	$11,156
7/31/24	$11,457	$12,412	$11,229
8/31/24	$11,537	$12,510	$11,303
9/30/24	$11,594	$12,633	$11,338
10/31/24	$11,531	$12,449	$11,310
11/30/24	$11,605	$12,664	$11,355
12/31/24	$11,568	$12,480	$11,352
1/31/25	$11,623	$12,542	$11,411
2/28/25	$11,693	$12,667	$11,459
3/31/25	$11,661	$12,452	$11,471
4/30/25	$11,652	$12,352	$11,451
5/31/25	$11,711	$12,360	$11,506
6/30/25	$11,784	$12,437	$11,565

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.55%	1.58%	1.66%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
Bloomberg 1-Year Municipal Bond Index	3.67%	1.51%	1.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$892,019
# of Portfolio Holdings	325
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$2,376
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Local or Guaranteed Housing	16.1%
Health, Hospital & Nursing Home Revenue	14.1%
Ad Valorem Property Tax	13.9%
Electric Power & Light Revenue	8.4%
Water Revenue	6.1%
Natural Gas Revenue	6.0%
General Fund	3.4%
Highway Revenue Tolls	3.3%
Income Tax Revenue	2.9%
Miscellaneous Revenue	2.9%
College & University Revenue	2.4%
Other Investments	17.2%
Short-Term Instruments	5.5%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2025

SMMU  | Principal Listing Exchange: NYSE Arca

ETF4753TSRAR_063025

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2025	$1,043,992
	June 30, 2024	$ 858,197

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	June 30, 2025	$ —
	June 30, 2024	$ —

(c)	Fiscal Year Ended	Tax Fees(2)
	June 30, 2025	$ —
	June 30, 2024	$ —

(d)	Fiscal Year Ended	All Other Fees(3)
	June 30, 2025	$ —
	June 30, 2024	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO ETF Trust (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “Tax Fees” for the last two fiscal years.
(3)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2025	June 30, 2024
PIMCO ETF Trust	$—	$—
Pacific Investment Management Company LLC (“PIMCO”)	37,929,836	23,072,979

Totals	$37,929,836	$23,072,979

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO ETF Trust

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

(b)	Not applicable to the Registrant.

PIMCO ETF TRUST

Annual Financial and Other Information

June 30, 2025

Index Exchange-Traded Funds

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | ZROZ | NYSE Arca

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | STPZ | NYSE Arca

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | LTPZ | NYSE Arca

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | TIPZ | NYSE Arca

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | HYS | NYSE Arca

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | CORP | NYSE Arca

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund | BOND | NYSE

PIMCO Enhanced Low Duration Active Exchange-Traded Fund | LDUR | NYSE Arca

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | EMNT | NYSE Arca

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund | MINT | NYSE Arca

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | MUNI | NYSE Arca

PIMCO Multisector Bond Active Exchange-Traded Fund | PYLD | NYSE Arca

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | MINO | NYSE Arca

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PRFD | NYSE Arca

PIMCO Senior Loan Active Exchange-Traded Fund | LONZ | NYSE Arca

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | SMMU | NYSE Arca

PIMCO Ultra Short Government Active Exchange-Traded Fund | BILZ | NYSE Arca

PIMCO Commodity Strategy Active Exchange-Traded Fund | CMDT | NYSE Arca

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The Trust also includes the PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund, which, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds, except PIMCO Active Bond Exchange-Traded Fund, are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”), and the shares of the PIMCO Active Bond Exchange-Traded Fund are listed and traded at market prices on the New York Stock Exchange (“NYSE”), each a national securities exchange, and other securities markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and

2	PIMCO ETF TRUST

policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	12/10/19	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Multisector Bond Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	09/08/21	Diversified
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	01/18/23	Diversified
PIMCO Senior Loan Active Exchange-Traded Fund	06/08/22	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified
PIMCO Ultra Short Government Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Commodity Strategy Active Exchange-Traded Fund	05/09/23	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca (NYSE for the PIMCO Active Bond Exchange-Traded Fund), each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’

4	PIMCO ETF TRUST

website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

06/30/2025	$75.17	$3.22	$(8.09)	$(4.87)	$(3.15)	$0.00	$0.00	$(3.15)

06/30/2024	91.83	3.22	(16.84)	(13.62)	(3.04)	0.00	0.00	(3.04)

06/30/2023	108.27	3.12	(16.97)	(13.85)	(2.59)	0.00	0.00	(2.59)

06/30/2022	145.38	2.59	(37.32)	(34.73)	(2.38)	0.00	0.00	(2.38)

06/30/2021	173.14	2.49	(27.75)	(25.26)	(2.50)	0.00	0.00	(2.50)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

06/30/2025	$51.65	$1.23	$2.20	$3.43	$(1.26)	$0.00	$0.00	$(1.26)

06/30/2024	50.30	1.12	1.37	2.49	(1.14)	0.00	0.00	(1.14)

06/30/2023	52.31	1.66	(2.01)	(0.35)	(1.66)	0.00	0.00	(1.66)

06/30/2022	55.05	2.97	(2.83)	0.14	(2.88)	0.00	0.00	(2.88)

06/30/2021	53.21	1.85	1.35	3.20	(1.36)	0.00	0.00	(1.36)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

06/30/2025	$54.09	$1.79	$(1.65)	$0.14	$(1.82)	$0.00	$0.00	$(1.82)

06/30/2024	60.01	2.34	(5.85)	(3.51)	(2.41)	0.00	0.00	(2.41)

06/30/2023	65.19	3.08	(5.12)	(2.04)	(3.14)	0.00	0.00	(3.14)

06/30/2022	86.49	4.78	(21.26)	(16.48)	(4.82)	0.00	0.00	(4.82)

06/30/2021	83.31	2.10	2.85	4.95	(1.77)	0.00	0.00	(1.77)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

06/30/2025	$52.52	$2.12	$0.76	$2.88	$(2.15)	$0.00	$0.00	$(2.15)

06/30/2024	54.08	2.54	(1.39)	1.15	(2.71)	0.00	0.00	(2.71)

06/30/2023	57.62	3.34	(3.90)	(0.56)	(2.98)	0.00	0.00	(2.98)

06/30/2022	65.77	3.65	(7.47)	(3.82)	(3.79)	(0.54)	0.00	(4.33)

06/30/2021	63.20	2.07	1.89	3.96	(1.39)	0.00	0.00	(1.39)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

06/30/2025	$92.86	$6.86	$2.01	$8.87	$(6.92)	$0.00	$0.00	$(6.92)

06/30/2024	90.98	6.35	2.01	8.36	(6.48)	0.00	0.00	(6.48)

06/30/2023	88.56	5.18	2.56	7.74	(5.32)	0.00	0.00	(5.32)

06/30/2022	99.99	3.33	(11.31)	(7.98)	(3.45)	0.00	0.00	(3.45)

06/30/2021	91.45	3.70	9.16	12.86	(4.32)	0.00	0.00	(4.32)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

06/30/2025	$95.10	$4.52	$2.32	$6.84	$(4.59)	$0.00	$0.00	$(4.59)

06/30/2024	94.77	4.27	0.27	4.54	(4.21)	0.00	0.00	(4.21)

06/30/2023	96.33	3.67	(1.69)	1.98	(3.54)	0.00	0.00	(3.54)

06/30/2022	114.60	2.64	(18.11)	(15.47)	(2.72)	(0.08)	0.00	(2.80)

06/30/2021	114.04	2.92	0.79	3.71	(3.01)	(0.14)	0.00	(3.15)

PIMCO Active Bond Exchange-Traded Fund

06/30/2025	$91.03	$4.57	$1.28	$5.85	$(4.66)	$0.00	$0.00	$(4.66)

06/30/2024	91.62	4.40	(0.88)	3.52	(4.11)	0.00	0.00	(4.11)

06/30/2023	95.16	3.65	(3.80)	(0.15)	(3.39)	0.00	0.00	(3.39)

06/30/2022	111.01	2.52	(15.52)	(13.00)	(2.85)	0.00	0.00	(2.85)

06/30/2021	111.39	2.27	0.16	2.43	(2.81)	0.00	0.00	(2.81)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

06/30/2025	$94.79	$4.52	$1.05	$5.57	$(4.52)	$0.00	$0.00	$(4.52)

06/30/2024	93.86	4.60	0.68	5.28	(4.15)	0.00	(0.20)	(4.35)

06/30/2023	96.16	3.30	(2.83)	0.47	(2.77)	0.00	0.00	(2.77)

06/30/2022	101.78	1.43	(5.87)	(4.44)	(1.18)	0.00	0.00	(1.18)

06/30/2021	101.79	1.16	0.43	1.59	(1.60)	0.00	0.00	(1.60)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

06/30/2025	$98.74	$4.57	$0.38	$4.95	$(4.93)	$0.00	$0.00	$(4.93)

06/30/2024	97.94	5.10	0.77	5.87	(5.07)	0.00	0.00	(5.07)

06/30/2023	98.43	3.15	0.27	3.42	(3.91)	0.00	0.00	(3.91)

06/30/2022	100.66	0.67	(2.11)	(1.44)	(0.71)	(0.08)	0.00	(0.79)

06/30/2021	100.64	0.74	0.26	1.00	(0.98)	0.00	0.00	(0.98)

6	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$67.15	(6.77)%	$1,522,357	0.15%	0.15%	0.15%	0.15%	4.43%	17%

75.17	(15.00)	1,388,401	0.15	0.15	0.15	0.15	4.19	22

91.83	(12.87)	947,726	0.15	0.15	0.15	0.15	3.30	26

108.27	(24.29)	435,244	0.15	0.15	0.15	0.15	1.90	12

145.38	(14.70)	395,447	0.15	0.15	0.15	0.15	1.59	25

$53.82	6.71%	$450,505	0.20%	0.20%	0.20%	0.20%	2.33%	42%

51.65	5.01	491,717	0.20	0.20	0.20	0.20	2.23	25

50.30	(0.71)	833,417	0.20	0.20	0.20	0.20	3.26	25

52.31	0.18	1,575,509	0.20	0.20	0.20	0.20	5.46	23

55.05	6.07	972,716	0.20	0.20	0.20	0.20	3.40	26

$52.41	0.22%	$674,511	0.20%	0.20%	0.20%	0.20%	3.31%	16%

54.09	(5.81)	706,924	0.20	0.20	0.20	0.20	4.30	4

60.01	(3.33)	670,356	0.20	0.20	0.20	0.20	4.99	5

65.19	(20.04)	620,606	0.20	0.20	0.20	0.20	5.69	4

86.49	6.00	602,828	0.20	0.20	0.20	0.20	2.46	4

$53.25	5.58%	$94,791	0.20%	0.20%	0.20%	0.20%	4.00%	180%

52.52	2.26	98,743	0.20	0.20	0.20	0.20	4.86	125

54.08	(1.06)	131,420	0.20	0.20	0.20	0.20	5.95	213

57.62	(6.25)	194,771	0.20	0.20	0.20	0.20	5.70	177

65.77	6.31	176,261	0.20	0.20	0.20	0.20	3.19	5

$94.81	9.90%	$1,464,779	0.56%	0.56%	0.55%	0.55%	7.30%	64%

92.86	9.54	1,230,384	0.57	0.57	0.55	0.55	6.96	49

90.98	8.98	1,100,838	0.56	0.56	0.55	0.55	5.71	42

88.56	(8.24)	1,115,806	0.55	0.55	0.55	0.55	3.43	45

99.99	14.35	2,239,839	0.55	0.55	0.55	0.55	3.81	65

$97.35	7.35%	$1,317,203	0.41%	0.41%	0.20%	0.20%	4.69%	18%

95.10	4.93	1,129,828	0.36	0.36	0.20	0.20	4.55	23

94.77	2.12	742,059	0.23	0.23	0.20	0.20	3.85	17

96.33	(13.77)	580,883	0.20	0.20	0.20	0.20	2.42	41

114.60	3.29	794,189	0.20	0.20	0.20	0.20	2.55	21

$92.22	6.56%	$5,670,424	0.62%	0.64%	0.53%	0.55%	4.98%	496%

91.03	3.98	4,326,761	0.69	0.70	0.54	0.55	4.90	351

91.62	(0.13)	3,478,849	0.58	0.58	0.55	0.55	3.93	352

95.16	(11.96)	3,224,915	0.56	0.56	0.55	0.55	2.37	368

111.01	2.20	4,282,895	0.55	0.55	0.55	0.55	2.04	273

$95.84	6.02%	$929,685	0.54%	0.54%	0.46%	0.46%	4.74%	289%

94.79	5.76	870,154	0.50	0.50	0.46	0.46	4.90	183

93.86	0.51	1,041,832	0.51	0.51	0.46	0.46	3.47	133

96.16	(4.38)	1,444,341	0.53	0.53	0.46	0.46	1.44	269

101.78	1.57	1,129,706	0.47	0.49	0.44	0.46	1.13	73

$98.76	5.14%	$191,590	0.24%	0.36%	0.24%	0.36%	4.63%	86%

98.74	6.16	166,877	0.24	0.36	0.24	0.36	5.22	73

97.94	3.56	150,823	0.24	0.36	0.24	0.36	3.20	53

98.43	(1.43)	184,071	0.25	0.37	0.24	0.36	0.67	75

100.66	0.99	153,000	0.25	0.37	0.25	0.37	0.74	120

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

06/30/2025	$100.64	$4.85	$0.10	$4.95	$(5.06)	$0.00	$0.00	$(5.06)

06/30/2024	99.78	5.33	0.81	6.14	(5.28)	0.00	0.00	(5.28)

06/30/2023	99.13	3.48	0.49	3.97	(3.32)	0.00	0.00	(3.32)

06/30/2022	101.99	0.67	(2.90)	(2.23)	(0.62)	(0.01)	0.00	(0.63)

06/30/2021	101.65	0.52	0.39	0.91	(0.57)	0.00	0.00	(0.57)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

06/30/2025	$52.11	$1.80	$(0.83)	$0.97	$(1.75)	$0.00	$0.00	$(1.75)

06/30/2024	51.82	1.78	0.25	2.03	(1.74)	0.00	0.00	(1.74)

06/30/2023	51.56	1.48	0.17	1.65	(1.39)	0.00	0.00	(1.39)

06/30/2022	56.72	0.92	(5.19)	(4.27)	(0.89)	0.00	0.00	(0.89)

06/30/2021	55.73	0.97	1.00	1.97	(0.98)	0.00	0.00	(0.98)

PIMCO Multisector Bond Active Exchange-Traded Fund

06/30/2025	$25.58	$1.42	$1.07	$2.49	$(1.56)	$0.00	$0.00	$(1.56)

06/30/2024	25.02	1.40	0.46	1.86	(1.30)	0.00	0.00	(1.30)

06/21/2023 - 06/30/2023	25.00	0.04	(0.02)	0.02	0.00	0.00	0.00	0.00

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

06/30/2025	$45.44	$1.73	$(1.29)	$0.44	$(1.67)	$0.00	$0.00	$(1.67)

06/30/2024	44.58	1.85	0.77	2.62	(1.76)	0.00	0.00	(1.76)

06/30/2023	44.06	1.69	0.40	2.09	(1.57)	0.00	0.00	(1.57)

09/08/2021 - 06/30/2022	50.00	0.66	(6.07)	(5.41)	(0.53)	0.00	0.00	(0.53)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

06/30/2025	$49.62	$2.80	$1.44	$4.24	$(2.95)	$0.00	$0.00	$(2.95)

06/30/2024	46.61	2.71	3.09	5.80	(2.79)	0.00	0.00	(2.79)

01/18/2023 - 06/30/2023	50.00	1.11	(3.69)	(2.58)	(0.81)	0.00	0.00	(0.81)

PIMCO Senior Loan Active Exchange-Traded Fund

06/30/2025	$51.09	$3.59	$0.00	$3.59	$(3.66)	$0.00	$0.00	$(3.66)

06/30/2024	49.87	4.42	0.88	5.30	(4.08)	0.00	0.00	(4.08)

06/30/2023	48.18	3.93	1.18	5.11	(3.42)	0.00	0.00	(3.42)

06/08/2022 - 06/30/2022	50.00	0.06	(1.88)	(1.82)	0.00	0.00	0.00	0.00

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

06/30/2025	$49.87	$1.49	$0.26	$1.75	$(1.45)	$0.00	$0.00	$(1.45)

06/30/2024	49.57	1.50	0.31	1.81	(1.51)	0.00	0.00	(1.51)

06/30/2023	49.56	1.12	(0.06)	1.06	(1.05)	0.00	0.00	(1.05)

06/30/2022	51.41	0.34	(1.89)	(1.55)	(0.30)	0.00	0.00	(0.30)

06/30/2021	51.04	0.42	0.42	0.84	(0.47)	0.00	0.00	(0.47)

PIMCO Ultra Short Government Active Exchange-Traded Fund

06/30/2025	$101.11	$4.45	$0.19	$4.64	$(4.55)	$0.00	$0.00	$(4.55)

06/30/2024	100.15	5.28	0.04	5.32	(4.36)	0.00	0.00	(4.36)

06/21/2023 - 06/30/2023	100.00	0.18	(0.03)	0.15	0.00	0.00	0.00	0.00

PIMCO Commodity Strategy Active Exchange-Traded Fund (Consolidated)

06/30/2025	$27.25	$0.98	$(0.28)	$0.70	$(2.15)	$0.00	$0.00	$(2.15)

06/30/2024	25.23	1.21	1.78	2.99	(0.94)	(0.03)	0.00	(0.97)

05/09/2023 - 06/30/2023	25.00	0.18	0.05	0.23	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(f)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

8	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$100.53	5.05%	$13,366,548	0.36%	0.36%	0.35%	0.35%	4.83%	79%

100.64	6.33	12,049,316	0.35	0.35	0.35	0.35	5.35	57

99.78	4.09	9,257,897	0.35	0.35	0.35	0.35	3.49	35

99.13	(2.20)	11,757,526	0.36	0.36	0.35	0.35	0.67	100

101.99	0.89	14,024,433	0.35	0.35	0.35	0.35	0.51	71

$51.33	1.88%	$2,009,594	0.35%	0.35%	0.35%	0.35%	3.47%	26%

52.11	3.99	1,505,332	0.35	0.35	0.35	0.35	3.46	29

51.82	3.26	981,032	0.35	0.35	0.35	0.35	2.86	47

51.56	(7.63)	847,128	0.35	0.35	0.35	0.35	1.68	50

56.72	3.56	647,152	0.35	0.35	0.35	0.35	1.72	16

$26.51	10.02%	$5,864,825	0.64%	0.74%	0.55%	0.65%	5.43%	501%

25.58	7.66	1,005,834	0.69	0.79	0.55	0.65	5.57	398

25.02	0.08	65,053	0.55 *	0.82 *	0.55 *	0.82 *	4.29 *	20

$44.21	0.95%	$320,104	0.39%	0.49%	0.39%	0.49%	3.84%	47%

45.44	6.05	158,121	0.39	0.49	0.39	0.49	4.16	39

44.58	4.87	74,899	0.39	0.49	0.39	0.49	3.80	84

44.06	(10.89)	42,296	0.40 *	0.68 *	0.40 *	0.68 *	1.71 *	238

$50.91	8.77%	$194,459	0.73%	0.88%	0.69%	0.84%	5.56%	42%

49.62	12.91	116,116	0.74	0.89	0.69	0.84	5.73	64

46.61	(5.18)	93,214	0.74 *	1.04 *	0.69 *	0.99 *	5.18 *	22

$51.02	7.30%	$739,782	0.63%	0.73%	0.60%	0.70%	7.06%	81%

51.09	11.09	392,348	0.61	0.74	0.58	0.71	8.78	65

49.87	10.94	165,559	0.52	0.72	0.50	0.70	7.98	46

48.18	(3.64)	64,557	0.50 *	0.95 *	0.50 *	0.95 *	1.95 *	0

$50.17	3.55%	$892,019	0.35%	0.35%	0.35%	0.35%	2.98%	32%

49.87	3.71	586,508	0.35	0.35	0.35	0.35	3.04	29

49.57	2.16	525,450	0.35	0.35	0.35	0.35	2.26	64

49.56	(3.03)	562,994	0.35	0.35	0.35	0.35	0.67	64

51.41	1.66	452,932	0.35	0.35	0.35	0.35	0.83	27

$101.20	4.69%	$821,784	0.14%	0.14%	0.14%	0.14%	4.41%	0%

101.11	5.43	362,970	0.14	0.15	0.14	0.15	5.27	0

100.15	0.15	13,019	0.14 *	0.69 *	0.14 *	0.69 *	5.01 *	0

$25.80	2.74%	$372,814	0.64%	0.97%	0.63%	0.96%	3.78%	49%

27.25	12.01	302,502	0.64	0.89	0.63	0.88	4.53	50

25.23	0.92	198,722	0.64 *	1.13 *	0.63 *	1.12 *	4.10 *	7

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*^	$1,522,536	$449,581	$671,309	$94,404	$1,488,735	$1,296,317	$6,543,663
Investments in Affiliates	0	0	0	0	54,359	5,656	273,891
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	129	287	4,341
Over the counter	0	0	0	0	0	0	5,543
Cash	0	0	0	0	0	1,576	0
Deposits with counterparty	0	0	0	0	9,170	5,649	8,836
Foreign currency, at value	0	0	0	0	0	0	2,365
Receivable for investments sold	0	12,103	0	0	4,679	20,240	262,753
Receivable for TBA investments sold	0	0	0	0	0	0	3,267,470
Receivable for Fund shares sold	0	0	0	0	14,219	0	0
Interest and/or dividends receivable	1	1,318	3,308	402	23,687	16,107	48,504
Reimbursement receivable from PIMCO	0	0	0	0	0	0	114
Prepaid expenses	0	0	0	0	0	0	0
Total Assets	1,522,537	463,002	674,617	94,806	1,594,978	1,345,832	10,417,480

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$0	$309,847
Payable for short sales	0	0	0	0	0	0	617,536
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	29	0	3,760
Over the counter	0	0	0	0	0	0	7,913
Payable for investments purchased	0	12,425	0	0	75,075	3,286	5,319
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0	12,369
Payable for TBA investments purchased	0	0	0	0	0	0	3,774,788
Payable for unfunded loan commitments	0	0	0	0	0	0	0
Payable upon return of securities loaned	0	0	0	0	54,451	5,656	0
Deposits from counterparty	0	0	0	0	0	0	13,094
Payable for Fund shares redeemed	0	0	0	0	0	19,468	0
Overdraft due to custodian	0	0	0	0	26	0	0
Accrued management fees	180	72	106	15	617	219	2,430
Accrued reimbursement to PIMCO	0	0	0	0	0	0	0
Foreign capital gains tax payable	0	0	0	0	1	0	0
Other liabilities	0	0	0	0	0	0	0
Total Liabilities	180	12,497	106	15	130,199	28,629	4,747,056

Commitments and Contingent Liabilities^^

Net Assets	$1,522,357	$450,505	$674,511	$94,791	$1,464,779	$1,317,203	$5,670,424

Net Assets Consist of:

Paid in capital	$2,201,096	$496,036	$1,041,044	$128,815	$1,705,849	$1,370,895	$6,280,643
Distributable earnings (accumulated loss)	(678,739)	(45,531)	(366,533)	(34,024)	(241,070)	(53,692)	(610,219)

Net Assets	$1,522,357	$450,505	$674,511	$94,791	$1,464,779	$1,317,203	$5,670,424

Shares Issued and Outstanding	22,670	8,370	12,870	1,780	15,450	13,530	61,490

Net Asset Value Per Share Outstanding(a):	$67.15	$53.82	$52.41	$53.25	$94.81	$97.35	$92.22

Cost of investments in securities	$1,912,663	$450,986	$931,452	$96,708	$1,486,802	$1,314,328	$6,505,861
Cost of investments in Affiliates	$0	$0	$0	$0	$54,359	$5,656	$270,532
Cost of foreign currency held	$0	$0	$0	$0	$0	$0	$2,329
Proceeds received on short sales	$0	$0	$0	$0	$0	$0	$617,409
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0	$(279)	$3,714	$8,686

* Includes repurchase agreements of:	$0	$0	$0	$0	$103,100	$5,200	$0
^ Includes securities on loan of:	$0	$0	$0	$0	$53,356	$5,530	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

10	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$1,039,512	$242,342	$13,469,419	$2,016,641	$8,500,838	$321,821	$191,017	$776,410	$911,630	$821,852
0	0	516	0	18,981	0	0	0	0	0

987	0	0	0	6,086	0	312	199	0	0
139	47	0	0	11,433	0	24	899	0	0
547	172	14,228	1	11,250	0	0	2,762	1	68
19,951	260	25	0	44,007	115	2,196	4,486	0	0
151	16	4	0	4,952	0	46	0	0	0
4,597	9	2,512	0	2,719	0	0	18,935	0	6,031
151,447	0	0	0	3,315,424	0	0	0	0	0
0	0	35,184	0	6,362	0	0	0	2,007	0
4,413	671	69,026	19,134	46,871	3,303	2,321	5,233	7,664	0
0	18	0	0	445	25	23	59	0	0
0	0	0	0	0	0	0	0	0	0
1,221,744	243,535	13,590,914	2,035,776	11,969,368	325,264	195,939	808,983	921,302	827,951

$0	$0	$0	$0	$0	$0	$913	$0	$0	$0
0	0	0	0	0	0	0	0	0	0

1,390	2	625	0	2,818	3	66	42	0	0
9	195	0	0	23,848	0	74	0	0	0
13,969	51,694	219,501	25,627	452,161	5,034	300	63,686	29,042	0
4,500	0	0	0	1,613	0	0	0	0	0
271,054	0	0	0	5,590,385	0	0	0	0	0
0	0	0	0	10,371	0	0	2,090	0	0
0	0	516	0	0	0	0	0	0	0
801	0	0	0	20,362	0	0	2,958	0	0
0	0	0	0	0	0	0	0	0	6,072
0	0	0	0	0	0	0	0	0	0
336	54	3,724	555	2,892	123	127	410	241	94
0	0	0	0	0	0	0	0	0	1
0	0	0	0	90	0	0	0	0	0
0	0	0	0	3	0	0	15	0	0
292,059	51,945	224,366	26,182	6,104,543	5,160	1,480	69,201	29,283	6,167

$929,685	$191,590	$13,366,548	$2,009,594	$5,864,825	$320,104	$194,459	$739,782	$892,019	$821,784

$1,007,203	$194,529	$13,590,925	$2,054,702	$5,757,495	$329,170	$189,523	$741,198	$899,585	$818,979
(77,518)	(2,939)	(224,377)	(45,108)	107,330	(9,066)	4,936	(1,416)	(7,566)	2,805

$929,685	$191,590	$13,366,548	$2,009,594	$5,864,825	$320,104	$194,459	$739,782	$892,019	$821,784

9,700	1,940	132,960	39,150	221,240	7,240	3,820	14,500	17,780	8,120

$95.84	$98.76	$100.53	$51.33	$26.51	$44.21	$50.91	$51.02	$50.17	$101.20

$1,038,016	$242,211	$13,475,460	$2,018,826	$8,417,226	$324,267	$185,167	$776,164	$907,526	$821,855
$0	$0	$516	$0	$19,002	$0	$0	$0	$0	$0
$145	$16	$4	$0	$4,892	$0	$45	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
$(33)	$0	$0	$0	$60,549	$0	$773	$3,832	$0	$0

$22,300	$106,600	$235,300	$0	$880,400	$6,800	$5,300	$131,300	$0	$0
$0	$0	$505	$0	$0	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Consolidated Statement of Assets and Liabilities	June 30, 2025

PIMCO Commodity Strategy Active Exchange- Traded Fund
(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$343,730
Investments in Affiliates	7,113
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,904
Over the counter	560
Cash	265
Deposits with counterparty	26,718
Foreign currency, at value	862
Receivable for investments sold	3,353
Interest and/or dividends receivable	1,873
Reimbursement receivable from PIMCO	113
Total Assets	386,491

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$3,269
Over the counter	1,580
Payable for investments purchased	8,250
Deposits from counterparty	271
Accrued management fees	307
Total Liabilities	13,677

Commitments and Contingent Liabilities^

Net Assets	$372,814

Net Assets Consist of:

Paid in capital	$356,303
Distributable earnings (accumulated loss)	16,511

Net Assets	$372,814

Shares Issued and Outstanding	14,450

Net Asset Value Per Share Outstanding(a):	$25.80

Cost of investments in securities	$321,630
Cost of investments in Affiliates	$7,077
Cost of foreign currency held	$843
Cost or premiums of financial derivative instruments, net	$(393)

* Includes repurchase agreements of:	$4,900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Year Ended June 30, 2025
(Amounts in thousands†)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$72,232	$11,787	$25,036	$4,438
Dividends	1	4	7	2
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income	0	0	0	0
Miscellaneous income	0	0	0	0
Total Income	72,233	11,791	25,043	4,440

Expenses:

Management fees	2,363	931	1,428	211
Trustee fees	29	9	13	2
Interest expense	0	0	0	0
Miscellaneous expense	0	0	0	0
Total Expenses	2,392	940	1,441	213
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	2,392	940	1,441	213

Net Investment Income (Loss)	69,841	10,851	23,602	4,227

Net Realized Gain (Loss):

Investments in securities	(81,251)	(4,823)	(48,659)	(281)
Investments in Affiliates	0	0	0	0
In-kind redemptions	12,194	(812)	(76)	306
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(69,057)	(5,635)	(48,735)	25

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(123,091)	24,696	27,821	1,087
Investments in Affiliates	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(123,091)	24,696	27,821	1,087

Net Increase (Decrease) in Net Assets Resulting from Operations	$(122,307)	$29,912	$2,688	$5,339

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Statements of Operations	(Cont.)

Year Ended June 30, 2025
(Amounts in thousands†)	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$105,190	$65,440	$275,897	$45,359
Dividends	670	10	24	0
Dividends from Investments in Affiliates	0	0	10,341	0
Securities lending income	689	32	0	0
Miscellaneous income	110	0	61	0
Total Income	106,659	65,482	286,323	45,359

Expenses:

Management fees	7,463	2,565	28,088	3,946
Trustee fees	24	23	89	16
Interest expense	105	2,745	4,724	674
Miscellaneous expense	8	0	2	42
Total Expenses	7,600	5,333	32,903	4,678
Waiver and/or Reimbursement by PIMCO	0	0	(949)	(16)
Net Expenses	7,600	5,333	31,954	4,662

Net Investment Income (Loss)	99,059	60,149	254,369	40,697

Net Realized Gain (Loss):

Investments in securities	(7,583)	(6,954)	(38,589)	1,500
Investments in Affiliates	0	0	(880)	0
In-kind redemptions	4,534	3,650	0	0
Exchange-traded or centrally cleared financial derivative instruments	4,271	3,195	(25,348)	2,383
Over the counter financial derivative instruments	6	0	1,615	(19)
Short sales	8	0	0	(1,657)
Foreign currency	0	0	196	(5)

Net Realized Gain (Loss)	1,236	(109)	(63,006)	2,202

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	20,764	28,370	100,241	8,507
Investments in Affiliates	0	0	1,438	0
Exchange-traded or centrally cleared financial derivative instruments	867	1,969	20,183	(897)
Over the counter financial derivative instruments	0	0	(2,443)	(221)
Short sales	0	0	0	2
Foreign currency assets and liabilities	0	0	193	14

Net Change in Unrealized Appreciation (Depreciation)	21,631	30,339	119,612	7,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,926	$90,379	$310,975	$50,304

* Foreign tax withholdings	$1	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund(d)	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$8,106	$642,463	$67,383	$183,119	$10,301	$10,027	$54,657	$22,626	$28,172
0	10	16	24	3	179	57	19	0
0	0	0	720	0	0	0	0	0
0	7	0	0	0	0	0	0	0
0	0	0	341	0	0	1,560	0	0
8,106	642,480	67,399	184,204	10,304	10,206	56,274	22,645	28,172

598	43,277	6,165	19,591	1,188	1,358	5,112	2,376	864
3	224	30	33	4	3	11	11	9
0	1,633	0	2,834	2	67	220	0	0
8	0	0	148	12	8	42	0	30
609	45,134	6,195	22,606	1,206	1,436	5,385	2,387	903
(202)	0	0	(3,116)	(246)	(245)	(741)	0	(9)
407	45,134	6,195	19,490	960	1,191	4,644	2,387	894

7,699	597,346	61,204	164,714	9,344	9,015	51,630	20,258	27,278

(168)	16,740	(5,675)	(7,919)	(1,601)	1,610	(8,382)	(313)	274
0	0	0	0	0	0	0	0	0
0	0	0	2,875	0	0	0	0	78
(205)	(20,231)	(2,663)	(303)	(1,071)	(1,741)	(158)	0	0
25	0	0	(1,901)	0	(68)	2,967	0	0
0	0	0	14	0	0	0	0	0
(57)	0	0	(688)	0	8	0	0	0

(405)	(3,491)	(8,338)	(7,922)	(2,672)	(191)	(5,573)	(313)	352

1,168	20,313	(21,672)	79,051	(5,435)	3,067	(2,809)	4,912	(21)
0	0	0	(41)	0	0	0	0	0
14	(7,269)	810	47,312	169	709	561	0	0
(168)	0	0	(13,520)	0	(63)	(1,353)	0	0
0	0	0	0	0	0	0	0	0
12	0	0	(27)	0	2	0	0	0

1,026	13,044	(20,862)	112,775	(5,266)	3,715	(3,601)	4,912	(21)

$8,320	$606,899	$32,004	$269,567	$1,406	$12,539	$42,456	$24,857	$27,609

$3	$0	$0	$90	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Consolidated Statement of Operations

(Amounts in thousands†)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Investment Income:

Interest	$14,891
Dividends	9
Dividends from Investments in Affiliates	702
Total Income	15,602

Expenses:

Management fees	3,369
Trustee fees	6
Interest expense	20
Miscellaneous expense	17
Total Expenses	3,412
Waiver and/or Reimbursement by PIMCO	(1,162)
Net Expenses	2,250

Net Investment Income (Loss)	13,352

Net Realized Gain (Loss):

Investments in securities	1,343
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(20,652)
Over the counter financial derivative instruments	791
Short sales	(1)
Foreign currency	(59)

Net Realized Gain (Loss)	(18,576)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	20,275
Investments in Affiliates	(67)
Exchange-traded or centrally cleared financial derivative instruments	(6,283)
Over the counter financial derivative instruments	(1,747)
Foreign currency assets and liabilities	50

Net Change in Unrealized Appreciation (Depreciation)	12,228

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,004

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ETF TRUST	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$69,841	$47,365	$10,851	$13,225	$23,602	$30,152	$4,227	$5,340
Net realized gain (loss)	(69,057)	(70,775)	(5,635)	(31,219)	(48,735)	(12,479)	25	(8,132)
Net change in unrealized appreciation (depreciation)	(123,091)	(86,070)	24,696	45,835	27,821	(45,533)	1,087	5,136

Net Increase (Decrease) in Net Assets Resulting from Operations	(122,307)	(109,480)	29,912	27,841	2,688	(27,860)	5,339	2,344

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(65,875)	(41,421)	(10,843)	(13,367)	(24,079)	(30,656)	(4,236)	(5,707)

Total Distributions(a)	(65,875)	(41,421)	(10,843)	(13,367)	(24,079)	(30,656)	(4,236)	(5,707)

Fund Share Transactions:

Receipts for shares sold	1,220,536	1,174,759	92,852	136,149	147,524	373,436	42,492	18,186
Cost of shares redeemed	(898,398)	(583,183)	(153,133)	(492,323)	(158,546)	(278,352)	(47,547)	(47,500)
Net increase (decrease) resulting from Fund share transactions	322,138	591,576	(60,281)	(356,174)	(11,022)	95,084	(5,055)	(29,314)

Total Increase (Decrease) in Net Assets	133,956	440,675	(41,212)	(341,700)	(32,413)	36,568	(3,952)	(32,677)

Net Assets:

Beginning of year	1,388,401	947,726	491,717	833,417	706,924	670,356	98,743	131,420
End of year	$1,522,357	$1,388,401	$450,505	$491,717	$674,511	$706,924	$94,791	$98,743

Shares of Beneficial Interest:

Shares sold	16,750	15,600	1,750	2,650	2,750	6,900	800	350
Shares redeemed	(12,550)	(7,450)	(2,900)	(9,700)	(2,950)	(5,000)	(900)	(900)
Net increase (decrease) in shares outstanding	4,200	8,150	(1,150)	(7,050)	(200)	1,900	(100)	(550)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Statements of Changes in Net Assets	(Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$99,059	$83,450	$60,149	$44,237	$254,369	$189,851	$40,697	$46,381
Net realized gain (loss)	1,236	(8,311)	(109)	(9,478)	(63,006)	(180,285)	2,202	(10,297)
Net change in unrealized appreciation (depreciation)	21,631	34,253	30,339	13,794	119,612	147,636	7,405	17,144

Net Increase (Decrease) in Net Assets Resulting from Operations	121,926	109,392	90,379	48,553	310,975	157,202	50,304	53,228

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(99,608)	(84,984)	(60,652)	(43,066)	(257,343)	(176,461)	(40,523)	(42,143)

Tax Basis Return of Capital	0	0	0	0	0	0	0	(2,039)

Total Distributions(a)	(99,608)	(84,984)	(60,652)	(43,066)	(257,343)	(176,461)	(40,523)	(44,182)

Fund Share Transactions:

Receipts for shares sold	560,828	417,462	293,057	433,128	1,337,650	876,140	148,997	79,286
Cost of shares redeemed	(348,751)	(312,324)	(135,409)	(50,846)	(47,619)	(8,969)	(99,247)	(260,010)
Net increase (decrease) resulting from Fund share transactions	212,077	105,138	157,648	382,282	1,290,031	867,171	49,750	(180,724)

Total Increase (Decrease) in Net Assets	234,395	129,546	187,375	387,769	1,343,663	847,912	59,531	(171,678)

Net Assets:

Beginning of year	1,230,384	1,100,838	1,129,828	742,059	4,326,761	3,478,849	870,154	1,041,832
End of year	$1,464,779	$1,230,384	$1,317,203	$1,129,828	$5,670,424	$4,326,761	$929,685	$870,154

Shares of Beneficial Interest:

Shares sold	5,950	4,550	3,050	4,600	14,480	9,660	1,560	840
Shares redeemed	(3,750)	(3,400)	(1,400)	(550)	(520)	(100)	(1,040)	(2,760)
Net increase (decrease) in shares outstanding	2,200	1,150	1,650	4,050	13,960	9,560	520	(1,920)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Multisector Bond Active Exchange-Traded Fund		PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

$7,699	$8,562	$597,346	$560,031	$61,204	$42,955	$164,714	$20,277	$9,344	$4,559
(405)	370	(3,491)	20,760	(8,338)	(6,554)	(7,922)	3,222	(2,672)	121
1,026	936	13,044	60,515	(20,862)	18,432	112,775	4,721	(5,266)	2,011

8,320	9,868	606,899	641,306	32,004	54,833	269,567	28,220	1,406	6,691

(8,234)	(8,508)	(620,798)	(549,101)	(58,663)	(41,621)	(169,205)	(18,406)	(8,733)	(4,242)

0	0	0	0	0	0	0	0	0	0

(8,234)	(8,508)	(620,798)	(549,101)	(58,663)	(41,621)	(169,205)	(18,406)	(8,733)	(4,242)

44,359	29,427	3,809,582	4,771,200	721,185	595,181	5,015,184	930,967	199,668	100,364
(19,732)	(14,733)	(2,478,451)	(2,071,986)	(190,264)	(84,093)	(256,555)	0	(30,358)	(19,591)
24,627	14,694	1,331,131	2,699,214	530,921	511,088	4,758,629	930,967	169,310	80,773

24,713	16,054	1,317,232	2,791,419	504,262	524,300	4,858,991	940,781	161,983	83,222

166,877	150,823	12,049,316	9,257,897	1,505,332	981,032	1,005,834	65,053	158,121	74,899
$191,590	$166,877	$13,366,548	$12,049,316	$2,009,594	$1,505,332	$5,864,825	$1,005,834	$320,104	$158,121

450	300	37,940	47,670	13,960	11,580	191,760	36,720	4,440	2,240
(200)	(150)	(24,710)	(20,720)	(3,700)	(1,620)	(9,840)	0	(680)	(440)
250	150	13,230	26,950	10,260	9,960	181,920	36,720	3,760	1,800

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund		PIMCO Senior Loan Active Exchange-Traded Fund		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund		PIMCO Ultra Short Government Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,015	$5,054	$51,630	$23,878	$20,258	$16,704	$27,278	$8,381
Net realized gain (loss)	(191)	(1,095)	(5,573)	(1,050)	(313)	(2,237)	352	42
Net change in unrealized appreciation (depreciation)	3,715	5,188	(3,601)	4,673	4,912	5,602	(21)	19

Net Increase (Decrease) in Net Assets Resulting from Operations	12,539	9,147	42,456	27,501	24,857	20,069	27,609	8,442

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(9,265)	(5,098)	(50,699)	(21,266)	(19,325)	(16,689)	(25,933)	(6,945)

Total Distributions(a)	(9,265)	(5,098)	(50,699)	(21,266)	(19,325)	(16,689)	(25,933)	(6,945)

Fund Share Transactions:

Receipts for shares sold	78,103	53,491	643,718	224,596	356,936	102,236	1,201,640	439,232
Cost of shares redeemed	(3,034)	(34,638)	(288,041)	(4,042)	(56,957)	(44,558)	(744,502)	(90,778)

Net increase (decrease) resulting from Fund share transactions	75,069	18,853	355,677	220,554	299,979	57,678	457,138	348,454

Total Increase (Decrease) in Net Assets	78,343	22,902	347,434	226,789	305,511	61,058	458,814	349,951

Net Assets:

Beginning of year	116,116	93,214	392,348	165,559	586,508	525,450	362,970	13,019
End of year	$194,459	$116,116	$739,782	$392,348	$892,019	$586,508	$821,784	$362,970

Shares of Beneficial Interest:

Shares sold	1,540	1,100	12,580	4,440	7,160	2,060	11,900	4,360
Shares redeemed	(60)	(760)	(5,760)	(80)	(1,140)	(900)	(7,370)	(900)
Net increase (decrease) in shares outstanding	1,480	340	6,820	4,360	6,020	1,160	4,530	3,460

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Commodity Strategy Active Exchange- Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$13,352	$10,088
Net realized gain (loss)	(18,576)	14,375
Net change in unrealized appreciation (depreciation)	12,228	(894)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,004	23,569

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(27,179)	(7,599)

Total Distributions(a)	(27,179)	(7,599)

Fund Share Transactions:

Receipts for shares sold	254,701	116,372
Cost of shares redeemed	(164,214)	(28,562)
Net increase (decrease) resulting from Fund share transactions	90,487	87,810

Total Increase (Decrease) in Net Assets	70,312	103,780

Net Assets:

Beginning of year	302,502	198,722
End of year	$372,814	$302,502

Shares of Beneficial Interest:

Shares sold	9,725	4,275
Shares redeemed	(6,375)	(1,050)
Net increase (decrease) in shares outstanding	3,350	3,225

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury STRIPS (a)
0.000% due 05/15/2050	$289,494	$86,703
0.000% due 08/15/2050	258,017	75,552
0.000% due 11/15/2050	258,407	74,670
0.000% due 02/15/2051	294,641	84,205
0.000% due 05/15/2051	276,175	78,096
0.000% due 08/15/2051	264,348	73,844
0.000% due 11/15/2051	276,090	76,368
0.000% due 02/15/2052	292,942	80,030
0.000% due 05/15/2052	288,448	78,016
0.000% due 08/15/2052	321,542	86,079
0.000% due 11/15/2052	320,123	85,206
0.000% due 02/15/2053	329,142	86,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2053	$287,022	$74,541
0.000% due 08/15/2053	352,735	90,759
0.000% due 11/15/2053	298,548	76,336
0.000% due 02/15/2054	214,123	53,891
0.000% due 05/15/2054	172,122	42,989
0.000% due 08/15/2054	272,523	67,477
0.000% due 11/15/2054	290,545	71,432
0.000% due 02/15/2055	327,701	79,864

Total U.S. Treasury Obligations (Cost $1,912,610)		1,522,483

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	53,063	$53

Total Short-Term Instruments (Cost $53)		53

Total Investments in Securities (Cost $1,912,663)		1,522,536

Total Investments 100.0% (Cost $1,912,663)		$1,522,536
Other Assets and Liabilities, net 0.0%		(179)

Net Assets 100.0%		$1,522,357

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,522,483	$0	$1,522,483
Short-Term Instruments
Mutual Funds	0	53	0	53

Total Investments	$0	$1,522,536	$0	$1,522,536

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

22	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026	$4,988	$4,933
0.125% due 07/15/2026	21,158	20,977
0.125% due 10/15/2026	22,490	22,234
0.125% due 04/15/2027	22,656	22,185
0.125% due 01/15/2030	37,233	35,149
0.125% due 07/15/2030	12,613	11,853
0.125% due 01/15/2032	2,427	2,200
0.250% due 07/15/2029	16,352	15,707
0.375% due 01/15/2027	33,238	32,787
0.375% due 07/15/2027	26,696	26,339
0.500% due 01/15/2028	34,580	33,942
0.750% due 07/15/2028	16,525	16,327
0.875% due 01/15/2029	20,527	20,213

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 04/15/2028	$21,312	$21,276
1.625% due 10/15/2027	17,497	17,718
1.625% due 10/15/2029	25,205	25,522
1.625% due 04/15/2030	31,250	31,485
1.750% due 01/15/2028	19,362	19,613
1.875% due 07/15/2034	43	43
2.125% due 04/15/2029	25,300	25,987
2.375% due 10/15/2028	13,743	14,258
2.500% due 01/15/2029	16,246	16,907
3.625% due 04/15/2028	5,410	5,754
3.875% due 04/15/2029	5,323	5,812

Total U.S. Treasury Obligations (Cost $450,626)		449,221

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	359,742	$360

Total Short-Term Instruments (Cost $360)		360

Total Investments in Securities (Cost $450,986)		449,581

Total Investments 99.8% (Cost $450,986)		$449,581

Other Assets and Liabilities, net 0.2%		924

Net Assets 100.0%		$450,505

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$449,221	$0	$449,221
Short-Term Instruments
Mutual Funds	0	360	0	360

Total Investments	$0	$449,581	$0	$449,581

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$44,859	$24,461
0.125% due 02/15/2052	43,231	23,107
0.250% due 02/15/2050	48,060	27,944
0.625% due 02/15/2043	76,414	56,845
0.750% due 02/15/2042	77,868	60,519
0.750% due 02/15/2045	83,350	60,907
0.875% due 02/15/2047	81,886	59,383
1.000% due 02/15/2046	85,933	65,171
1.000% due 02/15/2048	68,566	50,476
1.000% due 02/15/2049	56,017	40,683
1.375% due 02/15/2044	82,504	69,335
1.500% due 02/15/2053	26,707	21,173
2.125% due 02/15/2041	47,469	46,497
2.125% due 02/15/2054	46,981	43,031
2.375% due 02/15/2055	21,709	21,007

Total U.S. Treasury Obligations (Cost $930,682)		670,539

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	769,932	$770

Total Short-Term Instruments (Cost $770)		770

Total Investments in Securities (Cost $931,452)		671,309

Total Investments 99.5% (Cost $931,452)		$671,309

Other Assets and Liabilities, net 0.5%		3,202

Net Assets 100.0%		$674,511

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$670,539	$0	$670,539
Short-Term Instruments
Mutual Funds	0	770	0	770

Total Investments	$0	$671,309	$0	$671,309

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

24	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2026	$4,768	$4,727
0.125% due 10/15/2026	4,418	4,368
0.125% due 04/15/2027	669	655
0.125% due 01/15/2030	4,942	4,665
0.125% due 07/15/2030	854	803
0.125% due 01/15/2031	4,961	4,598
0.125% due 07/15/2031	5,143	4,734
0.125% due 01/15/2032	4,879	4,424
0.250% due 07/15/2029	779	748
0.375% due 01/15/2027	1,308	1,290
0.375% due 07/15/2027	684	675
0.500% due 01/15/2028	1,027	1,008
0.625% due 07/15/2032	951	887
0.625% due 02/15/2043	6	4
0.750% due 07/15/2028	643	635
0.750% due 02/15/2045	3,177	2,321
0.875% due 01/15/2029	3,354	3,302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 02/15/2047	$3,855	$2,796
1.000% due 02/15/2046	4,010	3,041
1.000% due 02/15/2048	3,874	2,852
1.125% due 01/15/2033	5,005	4,785
1.250% due 04/15/2028	509	508
1.375% due 07/15/2033	4,750	4,615
1.375% due 02/15/2044	3,945	3,315
1.500% due 02/15/2053	33	27
1.625% due 10/15/2027	684	693
1.625% due 10/15/2029	4,384	4,440
1.625% due 04/15/2030	3,048	3,071
1.750% due 01/15/2034	4,811	4,771
1.875% due 07/15/2034	4,961	4,968
2.125% due 04/15/2029	634	651
2.125% due 01/15/2035	2,253	2,291
2.125% due 02/15/2041	10	10
2.125% due 02/15/2054	38	34
2.375% due 01/15/2027	3,250	3,304
2.375% due 10/15/2028	4,332	4,495
2.375% due 02/15/2055	198	192
2.500% due 01/15/2029	2,943	3,063
3.375% due 04/15/2032	29	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 04/15/2028	$105	$112
3.875% due 04/15/2029	322	352

Total U.S. Treasury Obligations (Cost $96,566)		94,262

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	141,478	142

Total Short-Term Instruments (Cost $142)		142

Total Investments in Securities (Cost $96,708)		94,404

Total Investments 99.6% (Cost $96,708)		$94,404

Other Assets and Liabilities, net 0.4%		387

Net Assets 100.0%		$94,791

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$94,262	$0	$94,262
Short-Term Instruments
Mutual Funds	0	142	0	142

Total Investments	$0	$94,404	$0	$94,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%

Altice France SA
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~	$598	$544

Bausch & Lomb Corp.
8.571% (TSFR1M + 4.250%) due 06/26/2030 ~	450	451

Bausch Health Cos., Inc.
10.561% (TSFR1M + 6.250%) due 10/08/2030 ~	2,000	1,933

Cengage Learning, Inc.
7.822% - 7.830% (TSFR3M + 3.500%) due 03/24/2031 ~	938	941

Central Parent, Inc.
7.546% (TSFR3M + 3.250%) due 07/06/2029 ~	791	662

Clover Holdings SPV LLC
15.000% due 12/09/2027	54	54

Cotiviti Corp.
7.625% due 05/01/2031	2,850	2,870

Endure Digital, Inc.
7.927% (TSFR1M + 3.500%) due 02/10/2028 «~	1,492	1,149

Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «	628	628
12.235% (TSFR3M + 7.875%) due 11/03/2028 «	2,423	2,496

LSF9 Atlantis Holdings LLC
8.546% (TSFR3M + 4.250%) due 03/31/2029 ~	2,096	2,100

Lumen Technologies, Inc.
6.791% (TSFR1M + 2.350%) due 04/15/2030 ~	1,521	1,504

MPH Acquisition Holdings LLC
8.030% (TSFR3M + 3.750%) due 12/31/2030 ~	462	456
9.141% (TSFR3M + 4.600%) due 12/31/2030 ~	1,450	1,305

Peraton Corp.
8.177% (TSFR1M + 3.750%) due 02/01/2028 ~	1,521	1,347

U.S. Renal Care, Inc.
9.441% (TSFR1M + 5.000%) due 06/20/2028 ~	3,477	3,300

Zayo Group Holdings, Inc.
7.441% (TSFR1M + 3.000%) due 03/09/2027 ~	1,300	1,240

Total Loan Participations and Assignments (Cost $22,658)		22,980

CORPORATE BONDS & NOTES 92.4%

BANKING & FINANCE 13.7%

Acrisure LLC
4.250% due 02/15/2029	853	819
8.250% due 02/01/2029	1,178	1,220
8.500% due 06/15/2029	397	414

AG TTMT Escrow Issuer LLC
8.625% due 09/30/2027	1,294	1,341

Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	1,595	1,567
5.875% due 11/01/2029	1,075	1,060
6.750% due 10/15/2027	3,840	3,846
6.750% due 04/15/2028	3,851	3,917

Allied Universal Holdco LLC
4.625% due 06/01/2028	3,074	2,983
6.000% due 06/01/2029 (h)	1,550	1,509

Ally Financial, Inc.
5.750% due 11/20/2025	1,663	1,667

AmWINS Group, Inc.
6.375% due 02/15/2029	1,253	1,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	$1,126	$1,071

Armor Holdco, Inc.
8.500% due 11/15/2029	710	681

Brandywine Operating Partnership LP
8.300% due 03/15/2028	1,142	1,225
8.875% due 04/12/2029	2,087	2,261

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,192	2,134
5.750% due 05/15/2026	1,280	1,277

Burford Capital Global Finance LLC
6.250% due 04/15/2028	2,484	2,463

Clue Opco LLC
9.500% due 10/15/2031 (h)	568	603

Coinbase Global, Inc.
3.375% due 10/01/2028	5,833	5,473

Compass Group Diversified Holdings LLC
5.250% due 04/15/2029	2,421	2,175

CoreLogic, Inc.
4.500% due 05/01/2028	1,530	1,461

Credit Acceptance Corp.
6.625% due 03/15/2030	437	443

Diversified Healthcare Trust
0.000% due 01/15/2026 (e)	445	432
4.750% due 02/15/2028	2,111	1,956

Encore Capital Group, Inc.
8.500% due 05/15/2030	1,403	1,506

Five Point Operating Co. LP
10.500% due 01/15/2028	884	900

Ford Motor Credit Co. LLC
5.113% due 05/03/2029	1,286	1,258
5.918% due 03/20/2028	150	152

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	3,048	3,033

Freedom Mortgage Corp.
6.625% due 01/15/2027	540	541
7.625% due 05/01/2026	1,249	1,250
12.000% due 10/01/2028	2,895	3,115

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029	2,336	2,428

GGAM Finance Ltd.
7.750% due 05/15/2026	859	868
8.000% due 02/15/2027	941	971
8.000% due 06/15/2028	391	414

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	1,414	1,388

Global Net Lease, Inc.
3.750% due 12/15/2027	1,933	1,850

HUB International Ltd.
5.625% due 12/01/2029	1,088	1,089

Hudson Pacific Properties LP
3.950% due 11/01/2027	2,356	2,261
4.650% due 04/01/2029 (h)	628	565
5.950% due 02/15/2028	1,049	1,024

Icahn Enterprises LP
4.375% due 02/01/2029	2,489	2,094
5.250% due 05/15/2027	4,012	3,891
6.250% due 05/15/2026	1,876	1,864
9.750% due 01/15/2029	48	47
10.000% due 11/15/2029	1,027	1,018

Intesa Sanpaolo SpA
5.710% due 01/15/2026	2,576	2,582

Iron Mountain, Inc.
4.875% due 09/15/2027	2,950	2,935
5.000% due 07/15/2028	1,031	1,024
5.250% due 03/15/2028	735	732

Jefferies Finance LLC
5.000% due 08/15/2028	2,505	2,423

Jefferson Capital Holdings LLC
6.000% due 08/15/2026	743	742
9.500% due 02/15/2029	2,485	2,630

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	2,792	2,619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	$3,506	$3,459
5.250% due 10/01/2025	887	887

LD Holdings Group LLC
8.750% due 11/01/2027	273	248

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	3,312	3,226

Midcap Financial Issuer Trust
6.500% due 05/01/2028	3,283	3,255

MPT Operating Partnership LP
5.000% due 10/15/2027 (h)	735	679
8.500% due 02/15/2032	1,369	1,434

Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	855	852
6.000% due 01/15/2027	1,024	1,026
6.500% due 08/01/2029	3,570	3,649

Navient Corp.
4.875% due 03/15/2028	1,377	1,359
5.000% due 03/15/2027	1,342	1,337
5.500% due 03/15/2029	1,875	1,838
6.750% due 06/15/2026	1,930	1,955

NCL Finance Ltd.
6.125% due 03/15/2028	689	701

Newmark Group, Inc.
7.500% due 01/12/2029	703	744

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	1,955	1,866
2.000% due 03/09/2026	3,167	3,090
2.750% due 03/09/2028	1,363	1,245
5.300% due 09/13/2027	18	18
6.950% due 09/15/2026	731	740
7.050% due 09/15/2028	1,602	1,638

OneMain Finance Corp.
3.500% due 01/15/2027	3,879	3,800
3.875% due 09/15/2028	1,505	1,444
6.625% due 01/15/2028	1,318	1,362
6.625% due 05/15/2029	20	21

Osaic Holdings, Inc.
10.750% due 08/01/2027	292	293

Oxford Finance LLC
6.375% due 02/01/2027	1,667	1,677

Park Intermediate Holdings LLC
4.875% due 05/15/2029	2,157	2,091
5.875% due 10/01/2028	1,284	1,283

Pebblebrook Hotel LP
6.375% due 10/15/2029	1,082	1,089

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	600	577
7.875% due 12/15/2029	1,930	2,051

Popular, Inc.
7.250% due 03/13/2028	1,914	2,035

PRA Group, Inc.
8.375% due 02/01/2028	2,249	2,309
8.875% due 01/31/2030	309	319

Provident Funding Associates LP
9.750% due 09/15/2029	568	598

Rfna LP
7.875% due 02/15/2030	1,157	1,185

RHP Hotel Properties LP
4.750% due 10/15/2027	2,012	2,004
7.250% due 07/15/2028	1,359	1,408

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,671	1,655
4.000% due 09/15/2029	2,356	2,200

Rocket Cos., Inc.
6.125% due 08/01/2030	1,050	1,071

Rocket Mortgage LLC
2.875% due 10/15/2026	4,169	4,069
3.625% due 03/01/2029	830	789

SBA Communications Corp.
3.125% due 02/01/2029	1,973	1,865
3.875% due 02/15/2027	2,071	2,041

Service Properties Trust
4.750% due 10/01/2026	1,298	1,281

26	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/15/2027	$2,371	$2,351
8.375% due 06/15/2029	430	448

SLM Corp.
3.125% due 11/02/2026	3,215	3,153

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,171	1,152
4.375% due 01/15/2027	383	380
6.500% due 07/01/2030	1,210	1,251
6.500% due 10/15/2030	710	735
7.250% due 04/01/2029	1,676	1,765

Stonex Escrow Issuer LLC
6.875% due 07/15/2032 (a)	525	531

UniCredit SpA
5.861% due 06/19/2032 •	1,321	1,332
7.296% due 04/02/2034 •	869	919

United Wholesale Mortgage LLC
5.500% due 11/15/2025	609	609

Uniti Group LP
6.000% due 01/15/2030 (h)	3,411	3,199
6.500% due 02/15/2029	3,187	3,083
8.625% due 06/15/2032	2,200	2,224
10.500% due 02/15/2028	3,024	3,208

Vornado Realty LP
2.150% due 06/01/2026	1,455	1,414
3.400% due 06/01/2031	787	702

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	515	0

XHR LP
4.875% due 06/01/2029	460	446
6.625% due 05/15/2030	1,003	1,023

		200,178

INDUSTRIALS 74.9%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	825	856

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	3,233	3,214

AdaptHealth LLC
4.625% due 08/01/2029	446	421
6.125% due 08/01/2028	989	991

ADT Security Corp.
4.125% due 08/01/2029	1,555	1,504

Advance Auto Parts, Inc.
1.750% due 10/01/2027	552	516

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	1,794	1,400

AECOM
5.125% due 03/15/2027	769	772

Affinity Interactive
6.875% due 12/15/2027	1,354	832

Ahead DB Holdings LLC
6.625% due 05/01/2028	3,458	3,471

Ahlstrom Holding Oyj
4.875% due 02/04/2028	1,173	1,120

Air Canada
3.875% due 08/15/2026	2,521	2,497

Albertsons Cos., Inc.
3.250% due 03/15/2026	1,260	1,244
3.500% due 03/15/2029	1,681	1,594
4.625% due 01/15/2027	2,884	2,869
5.875% due 02/15/2028	2,117	2,117

Albion Financing SARL
7.000% due 05/21/2030	3,800	3,887

Algoma Steel, Inc.
9.125% due 04/15/2029	1,027	951

Allison Transmission, Inc.
4.750% due 10/01/2027	1,236	1,226

Alta Equipment Group, Inc.
9.000% due 06/01/2029 (h)	1,295	1,209

Altice France Holding SA
6.000% due 02/15/2028	738	262
10.500% due 05/15/2027	11,848	4,126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altice France SA
5.125% due 01/15/2029	$791	$654
5.125% due 07/15/2029	4,485	3,711
5.500% due 01/15/2028	3,296	2,777
5.500% due 10/15/2029	2,483	2,061
8.125% due 02/01/2027	5,641	5,081

Alumina Pty. Ltd.
6.125% due 03/15/2030	1,306	1,327

AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK)
10.000% due 06/15/2026 (b)	1,463	1,454

AMC Networks, Inc.
4.250% due 02/15/2029	4,231	3,394
10.250% due 01/15/2029	1,472	1,527

American Airlines, Inc.
5.500% due 04/20/2026	2,331	2,327
5.750% due 04/20/2029	9,060	9,058

American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	42	38
6.500% due 04/01/2027	1,341	1,342

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	851	806
4.000% due 01/15/2028	328	321

ams-OSRAM AG
12.250% due 03/30/2029	3,064	3,272

ANGI Group LLC
3.875% due 08/15/2028	1,880	1,754

Aramark Services, Inc.
5.000% due 02/01/2028	1,800	1,794

Arches Buyer, Inc.
4.250% due 06/01/2028	1,330	1,274

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	881	833
4.000% due 09/01/2029	629	575
6.000% due 06/15/2027	2,571	2,581

Ardagh Packaging Finance PLC
4.125% due 08/15/2026 (h)	2,198	2,065

Aris Water Holdings LLC
7.250% due 04/01/2030	2,629	2,715

Artera Services LLC
8.500% due 02/15/2031	640	533

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	1,109	1,112

Ashton Woods USA LLC
4.625% due 08/01/2029	384	367

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	5,240	4,968

AthenaHealth Group, Inc.
6.500% due 02/15/2030	4,081	4,021

Avantor Funding, Inc.
3.875% due 11/01/2029	1,304	1,236
4.625% due 07/15/2028	1,576	1,549

Avianca Midco PLC
9.625% due 02/14/2030	1,713	1,581

Avis Budget Car Rental LLC
4.750% due 04/01/2028 (h)	1,065	1,034
5.375% due 03/01/2029	773	746
5.750% due 07/15/2027	755	751

Axalta Coating Systems LLC
4.750% due 06/15/2027	1,415	1,407

Axon Enterprise, Inc.
6.125% due 03/15/2030	1,040	1,072

B&G Foods, Inc.
5.250% due 09/15/2027 (h)	1,169	1,066
8.000% due 09/15/2028	2,807	2,706

Bath & Body Works, Inc.
6.694% due 01/15/2027	495	507
7.500% due 06/15/2029	749	771

Bausch & Lomb Corp.
8.375% due 10/01/2028	3,428	3,582

Bausch Health Americas, Inc.
8.500% due 01/31/2027	1,175	1,120
9.250% due 04/01/2026 (h)	806	805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bausch Health Cos., Inc.
4.875% due 06/01/2028	$4,054	$3,423
5.000% due 01/30/2028	1,780	1,467
5.000% due 02/15/2029 (h)	1,665	1,167
6.250% due 02/15/2029 (h)	1,386	975
11.000% due 09/30/2028	2,082	2,063

Baytex Energy Corp.
8.500% due 04/30/2030	2,670	2,674

BC Ltd.
10.000% due 04/15/2032	1,980	1,999

BC ULC
3.500% due 02/15/2029	1,177	1,122
3.875% due 01/15/2028	987	962
4.375% due 01/15/2028	4,821	4,732
6.125% due 06/15/2029	1,672	1,716

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (b)	425	411

Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (a)(b)	1,750	1,818

Beacon Mobility Corp.
7.250% due 08/01/2030 (a)	1,525	1,558

Beazer Homes USA, Inc.
7.500% due 03/15/2031	703	714

Belron U.K. Finance PLC
5.750% due 10/15/2029	1,633	1,648

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	401	391
7.750% due 12/01/2029	976	1,039

Block Communications, Inc.
4.875% due 03/01/2028	318	306

Block, Inc.
2.750% due 06/01/2026	2,279	2,233

Bombardier, Inc.
6.000% due 02/15/2028	1,877	1,890
7.875% due 04/15/2027	186	187

Boyd Gaming Corp.
4.750% due 12/01/2027	1,678	1,669

Bristow Group, Inc.
6.875% due 03/01/2028	1,348	1,356

Buckeye Partners LP
3.950% due 12/01/2026	700	692
6.750% due 02/01/2030	1,159	1,204

Cablevision Lightpath LLC
3.875% due 09/15/2027	547	528
5.625% due 09/15/2028	547	529

Caesars Entertainment, Inc.
4.625% due 10/15/2029	1,247	1,191

Calderys Financing LLC
11.250% due 06/01/2028	275	292

Camelot Finance SA
4.500% due 11/01/2026	267	263

Camelot Return Merger Sub, Inc.
8.750% due 08/01/2028	1,653	1,526

Capstone Borrower, Inc.
8.000% due 06/15/2030	650	677

Carnival Corp.
4.000% due 08/01/2028	2,150	2,106
5.750% due 03/01/2027	6,228	6,283

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)	1,100	1,157

Carvana Co. (9.000% Cash or 12.000% PIK)
9.000% due 12/01/2028 (b)	1,647	1,691

Cascades, Inc.
6.750% due 07/15/2030	925	930

CCO Holdings LLC
4.750% due 03/01/2030	2,071	2,008
5.000% due 02/01/2028	6,210	6,157
5.125% due 05/01/2027	6,614	6,597
5.375% due 06/01/2029	2,913	2,904
5.500% due 05/01/2026	888	888

Celanese U.S. Holdings LLC
6.415% due 07/15/2027	1,300	1,347

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/15/2030	$207	$212
6.850% due 11/15/2028	1,975	2,077

Central Parent LLC
8.000% due 06/15/2029	2,460	2,037

Central Parent, Inc.
7.250% due 06/15/2029	3,541	2,891

Century Communities, Inc.
3.875% due 08/15/2029	1,766	1,638
6.750% due 06/01/2027	246	247

Cerdia Finanz GmbH
9.375% due 10/03/2031	1,826	1,897

Champions Financing, Inc.
8.750% due 02/15/2029 (h)	2,225	2,151

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	369	347
4.250% due 05/01/2028	1,200	1,165

Chemours Co.
5.375% due 05/15/2027	1,048	1,039

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	3,798	3,674

Chobani LLC
4.625% due 11/15/2028	392	385
7.625% due 07/01/2029	815	850

Chord Energy Corp.
6.750% due 03/15/2033	1,736	1,775

Churchill Downs, Inc.
4.750% due 01/15/2028	1,020	1,007
5.500% due 04/01/2027	1,888	1,886
5.750% due 04/01/2030	700	703

Cinemark USA, Inc.
5.250% due 07/15/2028	1,332	1,327

Citgo Petroleum Corp.
6.375% due 06/15/2026	648	648
8.375% due 01/15/2029	2,613	2,724

Civitas Resources, Inc.
5.000% due 10/15/2026	1,244	1,229
8.375% due 07/01/2028	3,807	3,903

Clarios Global LP
6.750% due 02/15/2030	1,567	1,631

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	5,410	5,099

Clean Harbors, Inc.
4.875% due 07/15/2027	1,275	1,270

Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	1,615	1,598
7.500% due 06/01/2029 (h)	1,401	1,297
7.750% due 04/15/2028 (h)	1,997	1,889
7.875% due 04/01/2030	205	212

Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	355	326
5.875% due 06/01/2027	2,318	2,318
6.875% due 11/01/2029	3,412	3,362

Cloud Software Group, Inc.
6.500% due 03/31/2029	7,363	7,436
9.000% due 09/30/2029	5,230	5,426

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030	839	859

CMG Media Corp.
8.875% due 06/18/2029	634	599

CNX Midstream Partners LP
4.750% due 04/15/2030	778	737

Cogent Communications Group LLC
6.500% due 07/01/2032	1,550	1,528
7.000% due 06/15/2027	3,381	3,400

CommScope LLC
4.750% due 09/01/2029	2,075	2,028
7.125% due 07/01/2028 (h)	762	749
8.250% due 03/01/2027 (h)	2,148	2,141

CommScope Technologies LLC
5.000% due 03/15/2027	4,506	4,393

Community Health Systems, Inc.
5.250% due 05/15/2030	1,155	1,025
5.625% due 03/15/2027	2,980	2,937
6.000% due 01/15/2029	2,885	2,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 04/01/2030	$804	$595
6.875% due 04/15/2029	2,744	2,190

Compass Minerals International, Inc.
6.750% due 12/01/2027	127	128
8.000% due 07/01/2030	925	956

Comstock Resources, Inc.
5.875% due 01/15/2030	575	559
6.750% due 03/01/2029	4,594	4,596

Connect Finco SARL
9.000% due 09/15/2029	3,571	3,594

Consolidated Communications, Inc.
5.000% due 10/01/2028	1,406	1,422
6.500% due 10/01/2028	1,969	2,009

Constellium SE
3.750% due 04/15/2029	812	764

CoreWeave, Inc.
9.250% due 06/01/2030	4,550	4,655

CQP Holdco LP
5.500% due 06/15/2031	325	321

Crescent Energy Finance LLC
7.375% due 01/15/2033	760	727
8.375% due 01/15/2034 (a)	1,900	1,902
9.250% due 02/15/2028	1,769	1,845

Crocs, Inc.
4.250% due 03/15/2029	3,097	2,957

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	1,394	1,320

Crown Americas LLC
4.250% due 09/30/2026	823	819

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026	729	758

CSC Holdings LLC
5.375% due 02/01/2028	1,972	1,807
5.500% due 04/15/2027	3,566	3,408
5.750% due 01/15/2030	1,586	786
6.500% due 02/01/2029	2,014	1,639
7.500% due 04/01/2028	2,975	2,211
11.250% due 05/15/2028	1,562	1,557
11.750% due 01/31/2029	3,887	3,700

CVR Energy, Inc.
8.500% due 01/15/2029	527	528

CVR Partners LP
6.125% due 06/15/2028	1,268	1,271

CVS Health Corp.
7.000% due 03/10/2055 •	6,150	6,359

Darling Ingredients, Inc.
5.250% due 04/15/2027	725	724

DaVita, Inc.
4.625% due 06/01/2030	1,700	1,630

Dcli Bidco LLC
7.750% due 11/15/2029	1,842	1,867

Delek Logistics Partners LP
7.125% due 06/01/2028	1,099	1,104
8.625% due 03/15/2029	966	1,003

Deluxe Corp.
8.000% due 06/01/2029	349	337
8.125% due 09/15/2029	1,851	1,913

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	587	624

DirecTV Financing LLC
5.875% due 08/15/2027	6,470	6,453
8.875% due 02/01/2030	3,248	3,188

Discovery Communications LLC
3.625% due 05/15/2030	2,000	1,768

DISH DBS Corp.
5.125% due 06/01/2029	3,125	2,086
5.250% due 12/01/2026	4,686	4,261
5.750% due 12/01/2028	5,204	4,514
7.375% due 07/01/2028	2,232	1,614
7.750% due 07/01/2026	3,643	3,239

DISH Network Corp.
11.750% due 11/15/2027	6,020	6,210

DT Midstream, Inc.
4.125% due 06/15/2029	1,578	1,525

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dye & Durham Ltd.
8.625% due 04/15/2029	$1,468	$1,537

EchoStar Corp.
10.750% due 11/30/2029	8,775	9,046

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032	3,493	3,540

eG Global Finance PLC
12.000% due 11/30/2028	1,584	1,750

Ellucian Holdings, Inc.
6.500% due 12/01/2029	2,598	2,663

Embecta Corp.
5.000% due 02/15/2030	1,375	1,244

Encino Acquisition Partners Holdings LLC
8.500% due 05/01/2028	385	396

Encompass Health Corp.
4.500% due 02/01/2028	871	864

Enerflex Ltd.
9.000% due 10/15/2027	752	778

Energizer Holdings, Inc.
4.750% due 06/15/2028	1,422	1,386

Entegris, Inc.
4.750% due 04/15/2029	2,310	2,287

EquipmentShare.com, Inc.
9.000% due 05/15/2028	1,615	1,708

ESAB Corp.
6.250% due 04/15/2029	778	798

Excelerate Energy LP
8.000% due 05/15/2030	2,225	2,347

Fair Isaac Corp.
4.000% due 06/15/2028	359	350

Ferrellgas LP
5.875% due 04/01/2029	1,342	1,243

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,757	1,684
6.750% due 01/15/2030	1,649	1,523

First Quantum Minerals Ltd.
8.000% due 03/01/2033	200	205

First Student Bidco, Inc.
4.000% due 07/31/2029	1,585	1,491

Fluor Corp.
4.250% due 09/15/2028	1,732	1,703

FMG Resources Pty. Ltd.
5.875% due 04/15/2030	232	235

Fortrea Holdings, Inc.
7.500% due 07/01/2030 (h)	613	556

Foundation Building Materials, Inc.
6.000% due 03/01/2029 (h)	3,034	2,785

Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,266	2,267
5.875% due 10/15/2027	3,242	3,245
5.875% due 11/01/2029	735	743
6.750% due 05/01/2029	1,995	2,022

FTAI Infra Escrow Holdings LLC
10.500% due 06/01/2027	819	855

Full House Resorts, Inc.
8.250% due 02/15/2028	362	352

FXI Holdings, Inc.
12.250% due 11/15/2026	659	581

Gap, Inc.
3.625% due 10/01/2029	1,834	1,706

Garda World Security Corp.
4.625% due 02/15/2027	938	933

GFL Environmental, Inc.
3.500% due 09/01/2028	871	841
4.000% due 08/01/2028	2,426	2,355

Global Auto Holdings Ltd.
8.375% due 01/15/2029	1,040	962
11.500% due 08/15/2029	1,191	1,167

Global Medical Response, Inc.
9.500% due 10/31/2028	1,047	1,052

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,927	1,823
5.250% due 12/01/2027	596	596

28	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

goeasy Ltd.
7.375% due 10/01/2030	$1,787	$1,827
7.625% due 07/01/2029	2,080	2,146
9.250% due 12/01/2028	1,842	1,950

Goodyear Tire & Rubber Co.
5.000% due 05/31/2026	780	783
5.000% due 07/15/2029	950	929

Graham Packaging Co., Inc.
7.125% due 08/15/2028	3,197	3,193

Gray Media, Inc.
4.750% due 10/15/2030	1,124	851
7.000% due 05/15/2027	1,553	1,554
10.500% due 07/15/2029	2,370	2,548

Great Lakes Dredge & Dock Corp.
5.250% due 06/01/2029	1,288	1,239

Griffon Corp.
5.750% due 03/01/2028	2,883	2,884

Grifols SA
4.750% due 10/15/2028	3,611	3,474

Group 1 Automotive, Inc.
4.000% due 08/15/2028	926	895

GrubHub Holdings, Inc.
5.500% due 07/01/2027 (h)	1,328	1,290

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	1,842	1,890

HealthEquity, Inc.
4.500% due 10/01/2029	974	948

Heartland Dental LLC
10.500% due 04/30/2028	1,109	1,172

Helios Software Holdings, Inc.
4.625% due 05/01/2028	807	764
8.750% due 05/01/2029	1,596	1,643

Herc Holdings, Inc.
5.500% due 07/15/2027	1,736	1,738
7.000% due 06/15/2030	2,050	2,142

Hertz Corp.
4.625% due 12/01/2026	608	545
12.625% due 07/15/2029	1,711	1,791

Hess Midstream Operations LP
5.875% due 03/01/2028	1,830	1,858

Hilton Domestic Operating Co., Inc.
5.875% due 04/01/2029	1,018	1,040

Hilton Grand Vacations Borrower LLC
5.000% due 06/01/2029	808	778

Hilton Worldwide Finance LLC
4.875% due 04/01/2027	839	839

Hologic, Inc.
3.250% due 02/15/2029	1,445	1,378

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	369	388
8.875% due 07/15/2028	1,178	1,238

HTA Group Ltd.
7.500% due 06/04/2029	562	577

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	1,388	1,453

iHeartCommunications, Inc.
7.750% due 08/15/2030	330	256
9.125% due 05/01/2029	1,101	909
10.875% due 05/01/2030	955	470

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	791	812

Illuminate Buyer LLC
9.000% due 07/01/2028	2,560	2,574

Imola Merger Corp.
4.750% due 05/15/2029	4,822	4,659

Incora Intermediate LLC
0.000% due 01/31/2030 «	515	515

Incora Top Holdco LLC
6.000% due 01/30/2033 «(j)	371	514

INEOS Finance PLC
6.750% due 05/15/2028	1,293	1,285
7.500% due 04/15/2029	470	472

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029	1,498	1,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ingevity Corp.
3.875% due 11/01/2028	$3,313	$3,162

Installed Building Products, Inc.
5.750% due 02/01/2028	537	538

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	5,404	5,524

International Game Technology PLC
4.125% due 04/15/2026	1,290	1,290
6.250% due 01/15/2027	1,300	1,316

ION Trading Technologies SARL
5.750% due 05/15/2028	1,870	1,806
9.500% due 05/30/2029	764	788

IQVIA, Inc.
5.000% due 10/15/2026	1,298	1,298
5.000% due 05/15/2027	2,855	2,847

Ithaca Energy North Sea PLC
8.125% due 10/15/2029	2,554	2,637

ITT Holdings LLC
6.500% due 08/01/2029	1,272	1,211

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	1,312	1,289

JELD-WEN, Inc.
4.875% due 12/15/2027	3,293	3,062

JetBlue Airways Corp.
9.875% due 09/20/2031	1,289	1,255

JH North America Holdings, Inc.
5.875% due 01/31/2031	1,800	1,817

JW Aluminum Continuous Cast Co.
10.250% due 04/01/2030	1,752	1,771

K Hovnanian Enterprises, Inc.
11.750% due 09/30/2029	767	832

Kaiser Aluminum Corp.
4.625% due 03/01/2028	2,156	2,111

KBR, Inc.
4.750% due 09/30/2028	882	849

KeHE Distributors LLC
9.000% due 02/15/2029	2,123	2,201

Kinetik Holdings LP
6.625% due 12/15/2028	1,380	1,412

Kodiak Gas Services LLC
7.250% due 02/15/2029	1,613	1,670

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	4,387	4,314

LABL, Inc.
10.500% due 07/15/2027 (h)	3,091	2,960

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	2,086	2,075

LBM Acquisition LLC
6.250% due 01/15/2029	2,362	2,051

LCM Investments Holdings LLC
4.875% due 05/01/2029	992	965

LCPR Senior Secured Financing DAC
6.750% due 10/15/2027	1,942	1,310

Level 3 Financing, Inc.
3.625% due 01/15/2029	1,705	1,466
3.750% due 07/15/2029	618	523
4.500% due 04/01/2030	1,501	1,366
4.875% due 06/15/2029	2,719	2,552
6.875% due 06/30/2033	1,900	1,935

LGI Homes, Inc.
4.000% due 07/15/2029 (h)	1,091	977

LifePoint Health, Inc.
5.375% due 01/15/2029 (h)	3,902	3,640
10.000% due 06/01/2032	1,300	1,343

Light & Wonder International, Inc.
7.000% due 05/15/2028	796	799

Lindblad Expeditions LLC
6.750% due 02/15/2027	825	830

Lithia Motors, Inc.
3.875% due 06/01/2029	998	953
4.625% due 12/15/2027	770	765

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	2,587	2,561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 03/15/2026	$422	$422
6.500% due 05/15/2027	1,172	1,190

Madison IAQ LLC
4.125% due 06/30/2028	1,648	1,602
5.875% due 06/30/2029	2,146	2,113

Matador Resources Co.
6.875% due 04/15/2028	502	512

Match Group Holdings LLC
4.625% due 06/01/2028	784	766
5.000% due 12/15/2027	1,559	1,552

Mativ Holdings, Inc.
8.000% due 10/01/2029 (h)	562	510

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	2,236	2,275
9.250% due 04/15/2027	5,715	5,679

Mavis Tire Express Services Topco Corp.
6.500% due 05/15/2029	2,112	2,076

Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/2028	1,848	1,953

McAfee Corp.
7.375% due 02/15/2030	4,911	4,643

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,142	2,156
8.000% due 08/01/2029	2,664	2,714

Mclaren Finance PLC
7.500% due 08/01/2026	1,384	1,388

Medline Borrower LP
3.875% due 04/01/2029	8,125	7,799
5.250% due 10/01/2029	1,000	993
6.250% due 04/01/2029	1,864	1,917

MEG Energy Corp.
5.875% due 02/01/2029	4,508	4,506

Methanex Corp.
5.125% due 10/15/2027	583	581

MGM Resorts International
6.125% due 09/15/2029	613	624

Michaels Cos., Inc.
5.250% due 05/01/2028	1,197	963
7.875% due 05/01/2029	1,505	993

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	3,416	3,293

Millennium Escrow Corp.
6.625% due 08/01/2026	501	412

Mineral Resources Ltd.
8.000% due 11/01/2027	3,436	3,455
8.125% due 05/01/2027	2,632	2,633
9.250% due 10/01/2028	2,610	2,674

MIWD Holdco LLC
5.500% due 02/01/2030	1,441	1,373

Mohegan Tribal Gaming Authority
8.250% due 04/15/2030	985	1,017

Molina Healthcare, Inc.
4.375% due 06/15/2028	2,256	2,207

Moog, Inc.
4.250% due 12/15/2027	1,590	1,556

Motion Bondco DAC
6.625% due 11/15/2027	3,829	3,618

Motion Finco SARL
8.375% due 02/15/2032	907	831

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	1,619	1,335

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)	666	661

Murphy Oil USA, Inc.
5.625% due 05/01/2027	259	259

Nabors Industries, Inc.
7.375% due 05/15/2027	2,768	2,735

NCL Corp. Ltd.
5.875% due 03/15/2026	420	422
5.875% due 02/15/2027	3,089	3,104
7.750% due 02/15/2029	837	890

NCR Atleos Corp.
9.500% due 04/01/2029	1,437	1,575

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NCR Voyix Corp.
5.000% due 10/01/2028	$2,658	$2,633
5.125% due 04/15/2029	429	423

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	5,818	5,670

Nesco Holdings, Inc.
5.500% due 04/15/2029	1,412	1,377

New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/2028	425	426

New Gold, Inc.
6.875% due 04/01/2032	2,379	2,453

Newell Brands, Inc.
6.375% due 05/15/2030	368	359
8.500% due 06/01/2028	2,502	2,634

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «	2,248	1,315
11.750% due 10/15/2028 «	2,259	1,706

Nexstar Media, Inc.
4.750% due 11/01/2028	887	865
5.625% due 07/15/2027	3,767	3,761

NFE Financing LLC
12.000% due 11/15/2029	6,744	3,067

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	3,825	3,675
4.810% due 09/17/2030	1,444	1,326

Noble Finance LLC
8.000% due 04/15/2030	3,756	3,828

Nordstrom, Inc.
4.000% due 03/15/2027	400	393

Northern Oil & Gas, Inc.
8.125% due 03/01/2028	1,737	1,754

NOVA Chemicals Corp.
5.250% due 06/01/2027	1,781	1,773

Novelis Corp.
3.250% due 11/15/2026	1,612	1,587
4.750% due 01/30/2030	3,071	2,945

NuStar Logistics LP
6.000% due 06/01/2026	728	731

Odeon Finco PLC
12.750% due 11/01/2027	577	603

Olin Corp.
5.625% due 08/01/2029	213	212
6.625% due 04/01/2033	638	629

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	361	344
7.125% due 10/01/2027	1,671	1,703
9.750% due 11/15/2028	3,013	3,177

ON Semiconductor Corp.
3.875% due 09/01/2028	3,196	3,094

OneSky Flight LLC
8.875% due 12/15/2029	2,711	2,825

Ontario Gaming GTA LP
8.000% due 08/01/2030	700	703

Open Text Corp.
3.875% due 02/15/2028	2,673	2,595

Option Care Health, Inc.
4.375% due 10/31/2029	869	837

Organon & Co.
4.125% due 04/30/2028	3,997	3,847
5.125% due 04/30/2031	675	586

Outfront Media Capital LLC
4.250% due 01/15/2029	221	212
5.000% due 08/15/2027	1,263	1,257

Owens & Minor, Inc.
4.500% due 03/31/2029 (h)	2,787	2,501

Paramount Global
3.700% due 06/01/2028	697	677
6.375% due 03/30/2062 •	818	804
6.875% due 04/30/2036	267	274

Parkland Corp.
4.625% due 05/01/2030	725	695
5.875% due 07/15/2027	1,365	1,367

Penn Entertainment, Inc.
5.625% due 01/15/2027	1,541	1,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Performance Food Group, Inc.
4.250% due 08/01/2029	$2,141	$2,067
5.500% due 10/15/2027	1,377	1,375

Permian Resources Operating LLC
5.375% due 01/15/2026	693	694
8.000% due 04/15/2027	1,609	1,646

PetSmart, Inc.
4.750% due 02/15/2028	1,950	1,903
7.750% due 02/15/2029	2,958	2,877

Pike Corp.
5.500% due 09/01/2028	2,135	2,135

PM General Purchaser LLC
9.500% due 10/01/2028 (h)	2,085	1,448

Post Holdings, Inc.
4.625% due 04/15/2030	2,025	1,949
5.500% due 12/15/2029	129	129

Precision Drilling Corp.
6.875% due 01/15/2029	650	643

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	6,827	6,781

Prime Security Services Borrower LLC
3.375% due 08/31/2027	147	143
5.750% due 04/15/2026	2,149	2,162
6.250% due 01/15/2028	1,323	1,326

Primo Water Holdings, Inc.
6.250% due 04/01/2029	2,269	2,287

QVC, Inc.
6.875% due 04/15/2029	542	228

Rackspace Finance LLC
3.500% due 05/15/2028	258	106

Radiology Partners, Inc.
8.500% due 07/15/2032	1,900	1,907

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	1,362	1,439

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	438	429
9.750% due 04/15/2029	3,725	4,091
11.250% due 02/15/2027	4,538	4,938

Rand Parent LLC
8.500% due 02/15/2030	2,174	2,185

RB Global Holdings, Inc.
6.750% due 03/15/2028	872	896

Real Hero Merger Sub 2, Inc.
6.250% due 02/01/2029	815	590

Reworld Holding Corp.
4.875% due 12/01/2029	392	373

ROBLOX Corp.
3.875% due 05/01/2030	1,793	1,693

Rocket Software, Inc.
6.500% due 02/15/2029	511	496

Rockies Express Pipeline LLC
4.950% due 07/15/2029	458	450

Rogers Communications, Inc.
5.250% due 03/15/2082 •	1,168	1,160
7.000% due 04/15/2055 •	1,465	1,501

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,980	1,971
5.500% due 08/31/2026	1,332	1,338
7.500% due 10/15/2027	734	776

RR Donnelley & Sons Co.
9.500% due 08/01/2029	1,884	1,885
10.875% due 08/01/2029	1,699	1,643

Sabre GLBL, Inc.
8.625% due 06/01/2027	759	777
10.750% due 11/15/2029	1,837	1,894

Saturn Oil & Gas, Inc.
9.625% due 06/15/2029 (h)	1,094	1,088

Science Applications International Corp.
4.875% due 04/01/2028	734	723

Scientific Games Holdings LP
6.625% due 03/01/2030	2,439	2,352

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	2,510	2,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCIL LLC
5.375% due 11/01/2026	$2,794	$2,778

Scripps Escrow, Inc.
3.875% due 01/15/2029	1,942	1,692
5.875% due 07/15/2027 (h)	1,328	1,183

Seadrill Finance Ltd.
8.375% due 08/01/2030	2,107	2,148

Seagate Data Storage Technology Pte Ltd.
4.091% due 06/01/2029	1,578	1,513

Seagate Data Storage Technology Pte. Ltd.
5.875% due 07/15/2030	1,900	1,933

Sealed Air Corp.
5.000% due 04/15/2029	339	336
6.125% due 02/01/2028	992	1,007

Sensata Technologies BV
4.000% due 04/15/2029	1,789	1,703

Sensata Technologies, Inc.
4.375% due 02/15/2030	1,350	1,290

Service Corp. International
4.625% due 12/15/2027	725	721

Shutterfly Finance LLC
9.750% due 10/01/2027	247	248

Shutterfly Finance LLC (8.500% Cash)
8.500% due 10/01/2027 (b)	1,897	1,771

Sigma Holdco BV
7.875% due 05/15/2026	200	200

Simmons Foods, Inc.
4.625% due 03/01/2029	3,522	3,328

Sirius XM Radio LLC
3.125% due 09/01/2026	1,675	1,645
4.000% due 07/15/2028	3,159	3,036
4.125% due 07/01/2030	731	674
5.000% due 08/01/2027	825	819
5.500% due 07/01/2029	1,751	1,741

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	1,884	1,974

Six Flags Entertainment Corp.
5.500% due 04/15/2027	291	291
6.500% due 10/01/2028	335	338

SK Invictus Intermediate SARL
5.000% due 10/30/2029	2,533	2,455

SM Energy Co.
6.500% due 07/15/2028	384	388
6.625% due 01/15/2027	1,034	1,036
6.750% due 08/01/2029	4,098	4,086
7.000% due 08/01/2032	397	392

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	1,714	1,711

Snap, Inc.
6.875% due 03/01/2033	1,066	1,095

Somnigroup International, Inc.
4.000% due 04/15/2029	2,462	2,356

Sotheby’s
7.375% due 10/15/2027	2,265	2,250

South Bow Canadian Infrastructure Holdings Ltd.
7.625% due 03/01/2055 •	220	229

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	3,453	3,396

Speedway Motorsports LLC
4.875% due 11/01/2027	457	454

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	2,573	2,531

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	393	361

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/12/2030 (b)(h)	2,972	2,024

SS&C Technologies, Inc.
5.500% due 09/30/2027	1,000	1,002

Stagwell Global LLC
5.625% due 08/15/2029	3,514	3,365

Standard Industries, Inc.
4.750% due 01/15/2028	1,293	1,280
5.000% due 02/15/2027	2,457	2,453

30	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Staples, Inc.
10.750% due 09/01/2029	$1,919	$1,826

Star Leasing Co. LLC
7.625% due 02/15/2030	381	378

Station Casinos LLC
4.500% due 02/15/2028	3,954	3,880

Strathcona Resources Ltd.
6.875% due 08/01/2026	1,948	1,949

SunCoke Energy, Inc.
4.875% due 06/30/2029	1,704	1,587

Sunoco LP
4.500% due 05/15/2029	221	215
4.500% due 04/30/2030	985	948
5.875% due 03/15/2028	316	317
7.000% due 09/15/2028	1,008	1,041
7.000% due 05/01/2029	730	761

Superior Plus LP
4.500% due 03/15/2029	1,447	1,393

Talos Production, Inc.
9.000% due 02/01/2029	1,659	1,700

Taseko Mines Ltd.
8.250% due 05/01/2030	1,258	1,319

Taylor Morrison Communities, Inc.
5.750% due 01/15/2028	1,723	1,750

TEGNA, Inc.
4.625% due 03/15/2028	3,173	3,096
4.750% due 03/15/2026	734	733
5.000% due 09/15/2029	716	684

Teleflex, Inc.
4.250% due 06/01/2028	801	783
4.625% due 11/15/2027	943	934

Tenet Healthcare Corp.
4.250% due 06/01/2029	3,751	3,641
4.625% due 06/15/2028	1,415	1,398
5.125% due 11/01/2027	1,587	1,585
6.125% due 10/01/2028	1,767	1,771
6.250% due 02/01/2027	701	701

Tenneco, Inc.
8.000% due 11/17/2028	1,333	1,320

TGS ASA
8.500% due 01/15/2030	3,975	4,118

Thor Industries, Inc.
4.000% due 10/15/2029	1,957	1,836

Tidewater, Inc.
9.125% due 07/15/2030 (a)	1,200	1,236

Titan International, Inc.
7.000% due 04/30/2028	1,936	1,945

TK Elevator Holdco GmbH
7.625% due 07/15/2028	2,733	2,738

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	2,903	2,903

TopBuild Corp.
3.625% due 03/15/2029	2,021	1,913

Toucan FinCo Ltd.
9.500% due 05/15/2030	2,715	2,778

TransDigm, Inc.
4.625% due 01/15/2029	1,368	1,343
6.375% due 03/01/2029	2,191	2,251
6.750% due 08/15/2028	3,168	3,239

Transocean Aquila Ltd.
8.000% due 09/30/2028	1,353	1,367

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	1,832	1,862

Transocean, Inc.
8.000% due 02/01/2027	1,410	1,390
8.250% due 05/15/2029	1,997	1,848

Travel & Leisure Co.
6.000% due 04/01/2027	211	213
6.625% due 07/31/2026	1,598	1,617

TreeHouse Foods, Inc.
4.000% due 09/01/2028	3,049	2,783

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	2,471	2,624

TriNet Group, Inc.
3.500% due 03/01/2029	880	828

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triumph Group, Inc.
9.000% due 03/15/2028	$2,424	$2,535

Trivium Packaging Finance BV
8.250% due 07/15/2030	1,900	2,011
12.250% due 01/15/2031	575	617

Tronox, Inc.
4.625% due 03/15/2029	419	362

Tutor Perini Corp.
11.875% due 04/30/2029	775	873

Twilio, Inc.
3.625% due 03/15/2029	1,387	1,322

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	3,371	3,481

U.S. Foods, Inc.
6.875% due 09/15/2028	1,700	1,760

U.S. Renal Care, Inc.
10.625% due 06/28/2028	326	279

Under Armour, Inc.
3.250% due 06/15/2026	1,766	1,743

Unisys Corp.
10.625% due 01/15/2031	1,500	1,546

United Airlines, Inc.
4.375% due 04/15/2026	750	746
4.625% due 04/15/2029	1,537	1,493

United Rentals North America, Inc.
3.875% due 11/15/2027	323	316
4.875% due 01/15/2028	2,059	2,052
5.500% due 05/15/2027	691	692

Univision Communications, Inc.
4.500% due 05/01/2029	1,794	1,633
6.625% due 06/01/2027	3,284	3,278
8.000% due 08/15/2028	3,445	3,499

USA Compression Partners LP
6.875% due 09/01/2027	1,663	1,667
7.125% due 03/15/2029	3,121	3,201

Vail Resorts, Inc.
5.625% due 07/15/2030 (a)	600	603

Valaris Ltd.
8.375% due 04/30/2030	3,452	3,544

Velocity Vehicle Group LLC
8.000% due 06/01/2029	2,144	2,144

Venture Global LNG, Inc.
7.000% due 01/15/2030	4,511	4,564
8.125% due 06/01/2028	5,511	5,699
9.500% due 02/01/2029	5,403	5,889

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	1,850	1,850

Vertiv Group Corp.
4.125% due 11/15/2028	1,966	1,919

VF Corp.
2.800% due 04/23/2027	750	717
2.950% due 04/23/2030	255	215

Viasat, Inc.
5.625% due 04/15/2027	571	569

Viavi Solutions, Inc.
3.750% due 10/01/2029	717	671

Victoria’s Secret & Co.
4.625% due 07/15/2029	900	841

Viking Cruises Ltd.
5.875% due 09/15/2027	1,558	1,560
7.000% due 02/15/2029	799	806
9.125% due 07/15/2031	1,199	1,292

Viper Energy, Inc.
5.375% due 11/01/2027	100	100

Virgin Media Finance PLC
5.000% due 07/15/2030	2,000	1,829

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	3,864	3,803

Virgin Media Vendor Financing Notes DAC
5.000% due 07/15/2028	1,080	1,058

VistaJet Malta Finance PLC
6.375% due 02/01/2030 (h)	885	831
7.875% due 05/01/2027 (h)	1,949	1,963
9.500% due 06/01/2028 (h)	2,892	2,975

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vital Energy, Inc.
7.875% due 04/15/2032 (h)	$456	$390

VOC Escrow Ltd.
5.000% due 02/15/2028	2,626	2,614

VZ Secured Financing BV
5.000% due 01/15/2032	1,091	971

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	2,752	2,694
8.125% due 08/15/2029	1,107	1,175

Warnermedia Holdings, Inc.
4.279% due 03/15/2032	175	148
5.050% due 03/15/2042	1,075	730

WASH Multifamily Acquisition, Inc.
5.750% due 04/15/2026	1,299	1,295

Wayfair LLC
7.250% due 10/31/2029	1,148	1,151

Weatherford International Ltd.
8.625% due 04/30/2030	2,080	2,145

WESCO Distribution, Inc.
6.375% due 03/15/2029	1,212	1,248
7.250% due 06/15/2028	304	308

Western Digital Corp.
4.750% due 02/15/2026	1,194	1,192

Whirlpool Corp.
6.125% due 06/15/2030	675	681

White Cap Buyer LLC
6.875% due 10/15/2028 (h)	2,541	2,539

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	1,135	1,130

Williams Scotsman, Inc.
4.625% due 08/15/2028	144	142

Windstream Services LLC
8.250% due 10/01/2031	2,480	2,599

Wolverine World Wide, Inc.
4.000% due 08/15/2029	2,084	1,871

WR Grace Holdings LLC
4.875% due 06/15/2027	2,691	2,679
5.625% due 08/15/2029	2,979	2,699

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	2,246	2,199

Wynn Las Vegas LLC
5.250% due 05/15/2027	2,310	2,313

Xerox Holdings Corp.
5.000% due 08/15/2025	387	385
5.500% due 08/15/2028	4,001	3,062

XPLR Infrastructure Operating Partners LP
3.875% due 10/15/2026	1,790	1,750
7.250% due 01/15/2029 (h)	2,021	2,073

Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (h)	4,785	4,492
6.125% due 03/01/2028 (h)	2,266	1,958

ZF North America Capital, Inc.
6.750% due 04/23/2030	1,275	1,226
6.875% due 04/14/2028	3,576	3,590

Ziggo Bond Co. BV
5.125% due 02/28/2030	857	749

Ziggo BV
4.875% due 01/15/2030	1,575	1,473

ZipRecruiter, Inc.
5.000% due 01/15/2030	1,904	1,627

ZoomInfo Technologies LLC
3.875% due 02/01/2029	3,100	2,917

		1,097,594

UTILITIES 3.8%

AES Corp.
7.600% due 01/15/2055 •	1,861	1,921

Aethon United BR LP
7.500% due 10/01/2029	1,727	1,813

AmeriGas Partners LP
9.375% due 06/01/2028	244	252

Antero Midstream Partners LP
5.750% due 03/01/2027	627	627

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Archrock Partners LP
6.250% due 04/01/2028	$1,108	$1,112
6.875% due 04/01/2027	293	293

Atlantica Sustainable Infrastructure Ltd.
4.125% due 06/15/2028	682	653

Calpine Corp.
4.500% due 02/15/2028	2,310	2,293
5.125% due 03/15/2028	1,724	1,723

Clearway Energy Operating LLC
4.750% due 03/15/2028	1,839	1,818

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	1,166	1,203

Edison International
5.750% due 06/15/2027	1,421	1,431
6.250% due 03/15/2030	293	298
7.875% due 06/15/2054 •	980	931

Emera, Inc.
6.750% due 06/15/2076 •	776	783

EUSHI Finance, Inc.
7.625% due 12/15/2054 •	2,672	2,773

Genesis Energy LP
7.750% due 02/01/2028	2,306	2,342
8.250% due 01/15/2029	1,022	1,069

Hilcorp Energy LP
6.250% due 11/01/2028	1,124	1,127

Iliad Holding SASU
7.000% due 10/15/2028	793	808

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029	336	314

Lumen Technologies, Inc.
4.125% due 04/15/2029	609	595
4.125% due 04/15/2030	344	337
10.000% due 10/15/2032	440	450

Millicom International Cellular SA
5.125% due 01/15/2028	470	465

NGL Energy Operating LLC
8.125% due 02/15/2029	1,404	1,420

NRG Energy, Inc.
5.250% due 06/15/2029	547	544
5.750% due 01/15/2028	770	774

Pattern Energy Operations LP
4.500% due 08/15/2028	2,348	2,276

PBF Holding Co. LLC
6.000% due 02/15/2028	3,497	3,347
7.875% due 09/15/2030	853	766

PG&E Corp.
5.000% due 07/01/2028	1,611	1,570

Qwest Corp.
7.250% due 09/15/2025	562	565

Tallgrass Energy Partners LP
5.500% due 01/15/2028	2,558	2,545
6.000% due 12/31/2030	125	123
6.000% due 09/01/2031	25	24

TerraForm Power Operating LLC
4.750% due 01/15/2030	927	888
5.000% due 01/31/2028	3,799	3,763

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transocean Poseidon Ltd.
6.875% due 02/01/2027	$1,103	$1,105

VEON Holdings BV
3.375% due 11/25/2027	3,225	2,982

Vistra Operations Co. LLC
5.000% due 07/31/2027	210	210
5.500% due 09/01/2026	1,295	1,297
5.625% due 02/15/2027	2,115	2,118

Vodafone Group PLC
7.000% due 04/04/2079 •	2,426	2,535

		56,283

Total Corporate Bonds & Notes (Cost $1,342,514)		1,354,055

	SHARES
COMMON STOCKS 0.4%

ENERGY 0.0%

New Fortress Energy, Inc. (d)	42,917	142

FINANCIALS 0.2%

Bruin Blocker LLC «(d)(j)	182,994	0

Intelsat Emergence SA «(j)	90,881	3,135

		3,135

HEALTH CARE 0.1%

Amsurg Equity «(d)(j)	21,155	955

INDUSTRIALS 0.1%

Incora New Equity «(d)(j)	17,294	584

Spirit Aviation Holdings, Inc. (d)	70,218	351

		935

INFORMATION TECHNOLOGY 0.0%

Riverbed Technology, Inc. «(d)(j)	22,812	6

Total Common Stocks (Cost $11,287)		5,173

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	58

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099	79,807	398

Total Warrants (Cost $4,279)		456

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Clover Holdings, Inc.
0.000% «(d)(j)	2,459	44

Total Preferred Securities (Cost $37)		44

SHORT-TERM INSTRUMENTS 7.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (i)	2,926,840	2,927

		2,927

REPURCHASE AGREEMENTS (k) 7.0%
		103,100

Total Short-Term Instruments (Cost $106,027)		106,027

Total Investments in Securities (Cost $1,486,802)		1,488,735

INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

MUTUAL FUNDS 3.7%

PIMCO Government Money Market Fund
4.480% (g)(h)(i)	54,358,728	54,359

Total Short-Term Instruments (Cost $54,359)		54,359

Total Investments in Affiliates (Cost $54,359)		54,359

Total Investments 105.3% (Cost $1,541,161)		$1,543,094

Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(279))		100

Other Assets and Liabilities, net (5.3)%		(78,415)

Net Assets 100.0%		$1,464,779

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.

32	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)

Securities with an aggregate market value of $53,356 were out on loan in exchange for $54,451 of cash collateral as of June 30, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$884	$955	0.07%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Clover Holdings, Inc.	12/09/2024	37	44	0.00
Incora New Equity	01/31/2025	840	584	0.04
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025	371	514	0.04
Intelsat Emergence SA	10/02/2018 - 07/03/2023	6,884	3,135	0.21
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	6	0.00

		$10,650	$5,238	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$5,400	U.S. Treasury Notes 3.625% due 03/31/2028	$(5,517)	$5,400	$5,401
	4.440	07/01/2025	07/02/2025	47,800	U.S. Treasury Notes 4.125% due 10/31/2029	(48,827)	47,800	47,800
	4.450	06/30/2025	07/01/2025	49,700	U.S. Treasury Notes 4.250% due 02/28/2029	(50,785)	49,700	49,706
DEU	4.470	06/30/2025	07/01/2025	100	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(102)	100	100
	4.470	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 2.375% due 02/15/2042	(102)	100	100

Total Repurchase Agreements						$(105,333)	$103,100	$103,107

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$102,907	$0	$0	$0	$102,907	$(105,129)	$(2,222)
DEU	200	0	0	0	200	(204)	(4)

Master Securities Forward Transaction Agreement
BPG	0	0	0	5,356	5,356	(5,459)	(103)
BCY	0	0	0	26,216	26,216	(26,726)	(510)
BMO	0	0	0	649	649	(662)	(13)
BOS	0	0	0	2,416	2,416	(2,462)	(46)
BSN	0	0	0	1,358	1,358	(1,384)	(26)
GSC	0	0	0	6,267	6,267	(6,393)	(126)
MSB	0	0	0	928	928	(946)	(18)
RDR	0	0	0	10,166	10,166	(10,419)	(253)

Total Borrowings and Other Financing Transactions	$103,107	$0	$0	$53,356

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$54,451	$0	$0	$0	$54,451

Total Borrowings	$54,451	$0	$0	$0	$54,451

Payable for securities on loan - cash collateral					$54,451

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(497) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	143	$	34,644	$325	$11	$0
3-Month SOFR Active Contract March Futures	06/2027	143		34,661	336	11	0
U.S. Treasury 2-Year Note September Futures	09/2025	176		36,612	118	9	0
U.S. Treasury 5-Year Note September Futures	09/2025	638		69,542	776	85	0

Total Futures Contracts					$1,555	$116	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Carnival Corp.	1.000%	Quarterly	12/20/2027	0.820%	$	1,000	$(100)	$105	$5	$0	$(1)
Carnival Corp.	1.000	Quarterly	06/20/2029	1.088		1,300	(75)	71	(4)	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.690		3,200	456	(27)	429	4	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	6.096		600	(89)	2	(87)	1	0

							$192	$151	$343	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$	4,800	$180	$(14)	$166	$6	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		588	14	27	41	2	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		99	6	2	8	0	0

						$200	$15	$215	$8	$0

34	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	31,000	$(334)	$398	$64	$0	$(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		8,675	(337)	242	(95)	0	(20)

							$(671)	$640	$(31)	$0	$(28)

Total Swap Agreements							$(279)	$806	$527	$13	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$116	$13	$129	$0	$0	$(29)	$(29)

Cash of $9,170 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Petroleos Mexicanos «	3.750%	Monthly	12/24/2025	—♦	$	100	$0	$0	$0	$0

Total Swap Agreements								$0	$0	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GST	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total Over the Counter	$0	$0	$0	$0	$0	$0	$0	$0

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$116	$116
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$0	$116	$129

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$28	$29

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,413	$1,413
Swap Agreements	0	2,863	0	0	(5)	2,858

	$0	$2,863	$0	$0	$1,408	$4,271

Over the counter
Swap Agreements	$0	$6	$0	$0	$0	$6

	$0	$2,869	$0	$0	$1,408	$4,277

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,410	$1,410
Swap Agreements	0	(1,182)	0	0	639	(543)

	$0	$(1,182)	$0	$0	$2,049	$867

36	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,707	$4,273	$22,980
Corporate Bonds & Notes
Banking & Finance	0	200,178	0	200,178
Industrials	1,850	1,091,694	4,050	1,097,594
Utilities	0	56,283	0	56,283
Common Stocks
Energy	0	142	0	142
Financials	0	0	3,135	3,135
Health Care	0	0	955	955
Industrials	351	0	584	935
Information Technology	0	0	6	6
Warrants
Financials	0	0	58	58
Industrials	0	398	0	398
Preferred Securities
Industrials	0	0	44	44
Short-Term Instruments
Mutual Funds	0	2,927	0	2,927
Repurchase Agreements	0	103,100	0	103,100

	$2,201	$1,473,429	$13,105	$1,488,735

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$54,359	$0	$0	$54,359

Total Investments	$56,560	$1,473,429	$13,105	$1,543,094

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$129	$0	$129

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(29)	$0	$(29)

Total Financial Derivative Instruments	$0	$100	$0	$100

Totals	$56,560	$1,473,529	$13,105	$1,543,194

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

CORPORATE BONDS & NOTES 87.2%

BANKING & FINANCE 32.5%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	$3,381	$3,295
3.000% due 10/29/2028	210	200
3.300% due 01/30/2032	2,311	2,095
3.400% due 10/29/2033	146	129
3.850% due 10/29/2041	63	50
4.450% due 10/01/2025	729	728

AIA Group Ltd.
4.950% due 04/04/2033 (d)	2,074	2,106

Aircastle Ltd.
4.250% due 06/15/2026	835	831
6.500% due 07/18/2028	638	666

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	1,876	1,501

Allstate Corp.
4.200% due 12/15/2046	88	72

Ally Financial, Inc.
2.200% due 11/02/2028	1,668	1,539
6.184% due 07/26/2035 •	4,700	4,797
6.848% due 01/03/2030 •	150	158

American Express Co.
5.389% due 07/28/2027 •	82	83
5.645% due 04/23/2027 •	26	26
6.489% due 10/30/2031 •	208	227

American Financial Group, Inc.
4.500% due 06/15/2047	373	302

American Homes 4 Rent LP
5.500% due 02/01/2034	312	317

American Tower Corp.
2.750% due 01/15/2027	624	609
2.900% due 01/15/2030	2,421	2,257
2.950% due 01/15/2051	2,369	1,502
3.125% due 01/15/2027	322	316
3.600% due 01/15/2028	1,025	1,007
5.650% due 03/15/2033	100	104

Aon Corp.
2.800% due 05/15/2030	2,638	2,446
2.900% due 08/23/2051	2,452	1,526
3.900% due 02/28/2052	70	52

Arch Capital Group Ltd.
3.635% due 06/30/2050	242	177

Ares Capital Corp.
2.875% due 06/15/2027	1,325	1,281
2.875% due 06/15/2028	1,563	1,473

Arthur J Gallagher & Co.
3.500% due 05/20/2051	244	170
5.750% due 07/15/2054	10	10

ASB Bank Ltd.
2.375% due 10/22/2031	125	110

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	371	343

Athene Global Funding
1.450% due 01/08/2026	564	555
1.608% due 06/29/2026	1,228	1,195
2.673% due 06/07/2031	768	675
5.322% due 11/13/2031	2,231	2,250

Australia & New Zealand Banking Group Ltd.
2.950% due 07/22/2030 •	234	234
4.400% due 05/19/2026 (e)	468	467

AvalonBay Communities, Inc.
5.350% due 06/01/2034	1,570	1,616

Aviation Capital Group LLC
1.950% due 01/30/2026	168	165
6.250% due 04/15/2028	2,572	2,681

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	19	19
2.528% due 11/18/2027	1,693	1,610
5.500% due 01/15/2026	1,977	1,980

AXIS Specialty Finance PLC
4.000% due 12/06/2027	273	270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	$117	$117
7.883% due 11/15/2034 •	1,705	1,938

Banco de Credito e Inversiones SA
3.500% due 10/12/2027 (d)	798	784

Banco Santander SA
1.849% due 03/25/2026	86	84
5.147% due 08/18/2025	202	202
5.294% due 08/18/2027	120	122

Bank of America Corp.
1.898% due 07/23/2031 •	417	367
2.572% due 10/20/2032 •	3,618	3,190
2.592% due 04/29/2031 •	320	293
2.687% due 04/22/2032 •	938	842
2.884% due 10/22/2030 •	207	194
2.972% due 02/04/2033 •	280	251
3.194% due 07/23/2030 •	150	143
3.419% due 12/20/2028 •	2,682	2,622
3.593% due 07/21/2028 •	74	73
3.970% due 03/05/2029 •	173	171
4.827% due 07/22/2026 •	830	830
5.015% due 07/22/2033 •	2,856	2,890
5.080% due 01/20/2027 •	1,497	1,501
5.288% due 04/25/2034 •	2,033	2,074
5.468% due 01/23/2035 •	3,085	3,171
5.872% due 09/15/2034 •	140	148

Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,211	1,174
6.253% due 09/16/2026 •	120	120

Bank of Montreal
5.717% due 09/25/2028	115	120

Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	573	567
5.802% due 10/25/2028 •	46	48
5.834% due 10/25/2033 •	2,266	2,404

Bank of New Zealand
1.000% due 03/03/2026	110	108

Bank of Nova Scotia
4.404% due 09/08/2028 •	570	571

Barclays PLC
4.375% due 01/12/2026	3,323	3,321
5.304% due 08/09/2026 •	524	524
5.785% due 02/25/2036 •	500	511
5.829% due 05/09/2027 •	120	121
6.224% due 05/09/2034 •	30	32
6.496% due 09/13/2027 •	1,352	1,383
7.325% due 11/02/2026 •	120	121
7.385% due 11/02/2028 •	558	592
7.437% due 11/02/2033 •	183	208

Berkshire Hathaway Finance Corp.
3.850% due 03/15/2052	1,753	1,358

BGC Group, Inc.
6.600% due 06/10/2029	1,725	1,789

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	210	194
5.900% due 11/03/2027	130	134

Blackstone Private Credit Fund
4.000% due 01/15/2029	150	144

Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,211	1,179
3.625% due 01/15/2026	251	249

Block Financial LLC
3.875% due 08/15/2030	1,082	1,028

Blue Owl Capital Corp.
3.400% due 07/15/2026	201	198
4.250% due 01/15/2026	10	10

Blue Owl Finance LLC
3.125% due 06/10/2031	1,189	1,056
4.125% due 10/07/2051	656	450

BNP Paribas SA
1.323% due 01/13/2027 •	1,489	1,463
4.400% due 08/14/2028	3,780	3,769

Boston Properties LP
2.550% due 04/01/2032	100	84

BPCE SA
1.000% due 01/20/2026	314	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.652% due 10/06/2026 •	$2,102	$2,085
3.500% due 10/23/2027	247	242
5.975% due 01/18/2027 •	1,543	1,554
6.612% due 10/19/2027 •	650	666

Brandywine Operating Partnership LP
3.950% due 11/15/2027	375	365

Brighthouse Financial Global Funding
1.550% due 05/24/2026	446	434

Brighthouse Financial, Inc.
4.700% due 06/22/2047	65	50

Broadridge Financial Solutions, Inc.
2.900% due 12/01/2029	1,474	1,382

Brookfield Finance, Inc.
3.625% due 02/15/2052	942	652
3.900% due 01/25/2028	1,170	1,157
4.850% due 03/29/2029	2,090	2,111

CaixaBank SA
6.684% due 09/13/2027 •	1,711	1,753

Cantor Fitzgerald LP
7.200% due 12/12/2028	928	985

Capital One Financial Corp.
4.100% due 02/09/2027	184	183
4.985% due 07/24/2026 •	240	240
5.247% due 07/26/2030 •	328	336
5.268% due 05/10/2033 •	145	146
5.468% due 02/01/2029 •	120	123
5.700% due 02/01/2030 •	1,528	1,581

Capital One NA
4.650% due 09/13/2028	2,794	2,809

CBRE Services, Inc.
5.950% due 08/15/2034	4,831	5,089

Charles Schwab Corp.
1.650% due 03/11/2031	4,824	4,144
1.950% due 12/01/2031	374	320
2.300% due 05/13/2031	82	73
2.900% due 03/03/2032	180	162

Chubb INA Holdings LLC
3.050% due 12/15/2061	417	258

CI Financial Corp.
7.500% due 05/30/2029	1,371	1,447

Citibank NA
5.570% due 04/30/2034	4,308	4,489
5.803% due 09/29/2028	150	157

Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,409
2.572% due 06/03/2031 •	500	454
3.057% due 01/25/2033 •	2,506	2,240
3.070% due 02/24/2028 •	130	127
3.668% due 07/24/2028 •	563	554
4.075% due 04/23/2029 •	393	389
4.412% due 03/31/2031 •	80	79
4.542% due 09/19/2030 •	2,592	2,581
4.910% due 05/24/2033 •	150	150
5.333% due 03/27/2036 •	1,364	1,375
5.610% due 09/29/2026 •	30	30
6.270% due 11/17/2033 •	1,161	1,251

Citizens Bank NA
3.750% due 02/18/2026	633	629
4.575% due 08/09/2028 •	463	464

Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	927
3.250% due 04/30/2030	10	9
5.718% due 07/23/2032 •	2,737	2,833

CNO Global Funding
5.875% due 06/04/2027	1,196	1,228

Commonwealth Bank of Australia
2.688% due 03/11/2031 (e)	1,239	1,105

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	674	650
3.750% due 07/21/2026	891	884
5.800% due 12/31/2099	3	3

Corebridge Financial, Inc.
3.650% due 04/05/2027	1,963	1,938
3.850% due 04/05/2029	1,270	1,245
3.900% due 04/05/2032	196	184
4.400% due 04/05/2052	100	80

38	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole SA
1.247% due 01/26/2027 •	$1,351	$1,325
5.301% due 07/12/2028	51	52
6.316% due 10/03/2029 •	1,928	2,027

Crown Castle, Inc.
1.350% due 07/15/2025	23	23
2.100% due 04/01/2031	20	17
2.250% due 01/15/2031	986	858
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	602
2.900% due 04/01/2041	172	123
3.100% due 11/15/2029	1,496	1,404
3.300% due 07/01/2030	100	94
4.300% due 02/15/2029	679	670
4.450% due 02/15/2026	1,020	1,019

CubeSmart LP
3.000% due 02/15/2030	56	52

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	1,223	1,215

Danske Bank AS
4.375% due 06/12/2028	1,266	1,263

Deutsche Bank AG
2.129% due 11/24/2026 •	1,676	1,659
5.373% due 01/10/2029 •	980	997
6.720% due 01/18/2029 •	440	462
7.079% due 02/10/2034 •	847	903

Digital Realty Trust LP
3.700% due 08/15/2027	51	50
5.550% due 01/15/2028	469	481

DNB Bank ASA
1.535% due 05/25/2027 •	1,946	1,897

DOC Dr. LLC
3.950% due 01/15/2028	264	262

Empower Finance LP
3.075% due 09/17/2051	2,473	1,575

Enstar Group Ltd.
3.100% due 09/01/2031	396	352

EPR Properties
3.750% due 08/15/2029	2,313	2,203
4.950% due 04/15/2028	60	60

EQT AB
5.850% due 05/08/2035	1,813	1,851

Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	539	480
3.000% due 07/15/2050	810	507
3.200% due 11/18/2029	1,246	1,183

Equitable Financial Life Global Funding
1.300% due 07/12/2026	620	602

Essex Portfolio LP
2.650% due 03/15/2032	3,284	2,873

Extra Space Storage LP
2.350% due 03/15/2032	1,818	1,544

F&G Global Funding
1.750% due 06/30/2026	135	131
2.300% due 04/11/2027	641	616

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	1,643	1,689

Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	193

First American Financial Corp.
4.000% due 05/15/2030	133	128

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	928	871
3.815% due 11/02/2027	865	835
4.125% due 08/17/2027	1,433	1,401
4.389% due 01/08/2026	1,650	1,643
4.542% due 08/01/2026	936	930
5.810% due 11/05/2026 ~	1,234	1,229
5.850% due 05/17/2027	1,161	1,170
6.532% due 03/19/2032	2,358	2,396
6.800% due 05/12/2028	120	124
6.950% due 03/06/2026	785	793

FS KKR Capital Corp.
3.400% due 01/15/2026	262	260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GA Global Funding Trust
1.950% due 09/15/2028	$181	$167
2.250% due 01/06/2027	775	749
5.900% due 01/13/2035	213	216

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026	394	389

GATX Corp.
3.500% due 06/01/2032	50	46

General Motors Financial Co., Inc.
1.250% due 01/08/2026	1,986	1,950
1.500% due 06/10/2026	1,297	1,259
2.350% due 01/08/2031	150	130
4.300% due 04/06/2029	132	129
5.850% due 04/06/2030	100	103

Global Atlantic Fin Co.
3.125% due 06/15/2031	376	334

GLP Capital LP
3.250% due 01/15/2032	100	88
4.000% due 01/15/2030	1,328	1,277
4.000% due 01/15/2031	475	448
5.300% due 01/15/2029	1,538	1,556
5.625% due 09/15/2034	2,500	2,493

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,790	1,752
1.948% due 10/21/2027 •	2,274	2,202
1.992% due 01/27/2032 •	5,035	4,362
2.615% due 04/22/2032 •	2,884	2,564
2.640% due 02/24/2028 •	1,318	1,280
3.102% due 02/24/2033 •	1,706	1,536
3.615% due 03/15/2028 •	289	285
4.482% due 08/23/2028 •	1,735	1,738
5.016% due 10/23/2035 •	1,183	1,169
5.851% due 04/25/2035 •	1,002	1,051
6.484% due 10/24/2029 •	138	146

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	2,051	2,014

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	1,257	1,045

HAT Holdings LLC
8.000% due 06/15/2027	155	162

Highwoods Realty LP
3.050% due 02/15/2030	2,208	2,017

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034	311	306

Host Hotels & Resorts LP
4.500% due 02/01/2026	476	475
5.700% due 07/01/2034	3,131	3,153

HSBC Holdings PLC
2.013% due 09/22/2028 •	52	49
2.206% due 08/17/2029 •	230	214
2.357% due 08/18/2031 •	1,331	1,182
2.871% due 11/22/2032 •	151	134
3.973% due 05/22/2030 •	1,950	1,899
4.041% due 03/13/2028 •	210	208
4.292% due 09/12/2026 •	365	365
4.583% due 06/19/2029 •	1,140	1,142
4.755% due 06/09/2028 •	110	110
5.130% due 03/03/2031 •	3,622	3,671
5.210% due 08/11/2028 •	100	101
5.546% due 03/04/2030 •	60	62
5.790% due 05/13/2036 •	1,364	1,403
5.887% due 08/14/2027 •	272	276
7.390% due 11/03/2028 •	69	73

HSBC USA, Inc.
5.294% due 03/04/2027	145	147

ING Groep NV
1.726% due 04/01/2027 •	55	54
4.017% due 03/28/2028 •	212	211

Intesa Sanpaolo SpA
7.000% due 11/21/2025	100	101
7.778% due 06/20/2054 •	1,157	1,299
8.248% due 11/21/2033 •	563	654

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,633	2,243

JBS USA Holding Lux SARL
5.750% due 04/01/2033	27	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferies Financial Group, Inc.
6.200% due 04/14/2034	$70	$73

JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	99
1.470% due 09/22/2027 •	1,345	1,298
2.522% due 04/22/2031 •	320	293
2.947% due 02/24/2028 •	1,541	1,506
2.963% due 01/25/2033 •	715	643
3.509% due 01/23/2029 •	821	804
4.005% due 04/23/2029 •	185	183
4.323% due 04/26/2028 •	890	889
4.586% due 04/26/2033 •	805	797
4.851% due 07/25/2028 •	1,494	1,510
4.912% due 07/25/2033 •	3,008	3,026
4.979% due 07/22/2028 •	1,005	1,018
5.336% due 01/23/2035 •	1,252	1,282
5.571% due 04/22/2028 •	432	441
5.766% due 04/22/2035 •	4,312	4,532

Kilroy Realty LP
4.375% due 10/01/2025	337	336

KKR Group Finance Co. LLC
3.250% due 12/15/2051	3,275	2,104

Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,712	1,255
5.500% due 06/15/2052	905	839

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	176
3.750% due 03/18/2028 •	345	341
5.871% due 03/06/2029 •	803	830
7.953% due 11/15/2033 •	1,705	1,954

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	308	311

LSEGA Financing PLC
2.000% due 04/06/2028	1,704	1,605
3.200% due 04/06/2041	1,621	1,243

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,139
3.763% due 11/28/2028 •	60	59

Manulife Financial Corp.
4.150% due 03/04/2026	813	812

Marex Group PLC
6.404% due 11/04/2029	1,987	2,046

Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027	224	226

MassMutual Global Funding
5.050% due 12/07/2027	67	68

Meiji Yasuda Life Insurance Co.
5.200% due 10/20/2045 •	49	49

MET Tower Global Funding
1.250% due 09/14/2026	111	107

MetLife, Inc.
4.125% due 08/13/2042	130	109
9.250% due 04/08/2068	163	194

Metropolitan Life Global Funding
1.875% due 01/11/2027	2,467	2,386
5.150% due 03/28/2033	3,268	3,318

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	1,363	1,379

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	548	478
2.341% due 01/19/2028 •	3,136	3,038
3.195% due 07/18/2029	1,240	1,184
5.017% due 07/20/2028 •	1,017	1,030

Mizuho Financial Group, Inc.
5.414% due 09/13/2028 •	2,221	2,271
5.748% due 07/06/2034 •	192	200

Morgan Stanley
1.593% due 05/04/2027 •	116	113
1.928% due 04/28/2032 •	3,459	2,958
2.511% due 10/20/2032 •	309	271
3.622% due 04/01/2031 •	3,311	3,176
4.300% due 01/27/2045	717	612
4.679% due 07/17/2026 •	1,678	1,678
4.889% due 07/20/2033 •	2,300	2,303
5.123% due 02/01/2029 •	1,668	1,698
5.164% due 04/20/2029 •	130	133

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.652% due 04/13/2028 •	$168	$172
5.831% due 04/19/2035 •	1,111	1,164
6.627% due 11/01/2034 •	1,506	1,661

Morgan Stanley Bank NA
5.287% due 07/14/2028 ~	952	955

Nasdaq, Inc.
2.500% due 12/21/2040	212	147
3.950% due 03/07/2052	192	144

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,407	1,085
4.950% due 04/22/2044	54	46

NatWest Group PLC
4.964% due 08/15/2030 •	3,243	3,281

New York Life Global Funding
2.350% due 07/14/2026	100	98

New York Life Insurance Co.
3.750% due 05/15/2050	135	100
4.450% due 05/15/2069	169	132
6.750% due 11/15/2039	655	739

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	119
2.000% due 03/09/2026	2,342	2,285
2.450% due 09/15/2028	100	89

NMI Holdings, Inc.
6.000% due 08/15/2029	1,959	2,013

Nomura Holdings, Inc.
2.172% due 07/14/2028	117	109

Nordea Bank Abp
1.500% due 09/30/2026	55	53
5.375% due 09/22/2027	1,699	1,738

Norinchukin Bank
4.867% due 09/14/2027	676	680
5.071% due 09/14/2032	300	297
5.430% due 03/09/2028 (d)	1,126	1,149

Northwestern Mutual Global Funding
0.800% due 01/14/2026	314	308
4.000% due 07/01/2025	20	20

Old Republic International Corp.
3.875% due 08/26/2026	702	697

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	2,332	2,135

Pacific Life Global Funding
1.600% due 09/21/2028	2,750	2,532

Pacific LifeCorp
5.400% due 09/15/2052	1,080	1,029

Phillips Edison Grocery Center Operating Partnership LP
5.750% due 07/15/2034	1,309	1,347

PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	228
5.068% due 01/24/2034 •	3,094	3,111
5.354% due 12/02/2028 •	47	48
5.492% due 05/14/2030 •	1,834	1,901

Popular, Inc.
7.250% due 03/13/2028	1,437	1,528

Pricoa Global Funding
4.400% due 08/27/2027	387	389

Principal Life Global Funding
3.000% due 04/18/2026	783	775

Prologis LP
4.000% due 09/15/2028	1,453	1,446

Protective Life Global Funding
1.303% due 09/20/2026	824	795

Prudential Financial, Inc.
3.000% due 03/10/2040	172	130

Prudential Funding Asia PLC
3.125% due 04/14/2030	957	905

Realty Income Corp.
3.250% due 01/15/2031	132	124
3.400% due 01/15/2028	586	575
4.450% due 09/15/2026	509	509

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,215	1,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reliance Standard Life Global Funding
1.512% due 09/28/2026	$157	$151

Rexford Industrial Realty LP
2.150% due 09/01/2031	1,130	969

RGA Global Funding
6.000% due 11/21/2028	1,686	1,770

Royal Bank of Canada
4.715% due 03/27/2028 •	71	71

Sabra Health Care LP
3.200% due 12/01/2031	290	259

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	1,939	1,878
4.500% due 07/17/2025	965	965
6.499% due 03/09/2029 •	1,814	1,892

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	2,881	2,799

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,442	1,393

Societe Generale SA
1.792% due 06/09/2027 •	433	422
3.337% due 01/21/2033 •	1,080	959
6.691% due 01/10/2034 •	695	742

Standard Chartered PLC
2.678% due 06/29/2032 •	172	152

State Street Corp.
5.820% due 11/04/2028 •	1,067	1,106

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,271	3,720
2.472% due 01/14/2029	685	643
2.750% due 01/15/2030	3,617	3,361
5.766% due 01/13/2033	117	123

Sumitomo Mitsui Trust Bank Ltd.
4.950% due 09/15/2027	1,746	1,770

Sun Communities Operating LP
2.300% due 11/01/2028	483	452

Synchrony Financial
5.150% due 03/19/2029	274	275

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	1	1

Toronto-Dominion Bank
3.200% due 03/10/2032	3,141	2,857
4.108% due 06/08/2027	359	358
5.156% due 01/10/2028	110	112

Toyota Motor Credit Corp.
4.550% due 08/09/2029	1,706	1,720

Truist Financial Corp.
4.260% due 07/28/2026 •	378	378
4.873% due 01/26/2029 •	673	681
5.122% due 01/26/2034 •	120	120
5.867% due 06/08/2034 •	395	413
7.161% due 10/30/2029 •	1,541	1,667

U.S. Bancorp
4.548% due 07/22/2028 •	946	948
4.653% due 02/01/2029 •	608	612
5.727% due 10/21/2026 •	1,086	1,090
5.775% due 06/12/2029 •	810	841
5.836% due 06/12/2034 •	348	366

UBS AG
1.250% due 06/01/2026	540	525
1.250% due 08/07/2026	332	321

UBS Group AG
1.305% due 02/02/2027 •	976	958
3.126% due 08/13/2030 •	1,078	1,017
4.125% due 09/24/2025	1,561	1,558
4.194% due 04/01/2031 •	2,537	2,485
4.751% due 05/12/2028 •	1,208	1,215
6.373% due 07/15/2026 •	636	637
6.442% due 08/11/2028 •	371	386
6.537% due 08/12/2033 •	1,239	1,348

UDR, Inc.
2.100% due 08/01/2032	1,661	1,377

UniCredit SpA
1.982% due 06/03/2027 •	1,085	1,058
2.569% due 09/22/2026 •	1,248	1,242
3.127% due 06/03/2032 •	145	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP
4.625% due 12/01/2029	$4,219	$4,147
5.125% due 05/15/2032	51	51
5.625% due 05/15/2052	1,225	1,132

Wells Fargo & Co.
2.879% due 10/30/2030 •	1,614	1,508
3.068% due 04/30/2041 •	376	284
3.350% due 03/02/2033 •	220	201
3.526% due 03/24/2028 •	1,523	1,502
4.478% due 04/04/2031 •	330	329
4.611% due 04/25/2053 •	1,230	1,049
4.808% due 07/25/2028 •	1,740	1,755
4.897% due 07/25/2033 •	5,496	5,499
5.389% due 04/24/2034 •	120	123
6.303% due 10/23/2029 •	150	159

Welltower OP LLC
4.250% due 04/15/2028	1,225	1,227

Weyerhaeuser Co.
6.875% due 12/15/2033	334	369
7.375% due 03/15/2032	2,430	2,745

		427,502

INDUSTRIALS 42.0%

7-Eleven, Inc.
0.950% due 02/10/2026	1,481	1,448

AbbVie, Inc.
2.950% due 11/21/2026	1,536	1,511
3.200% due 05/14/2026	25	25
4.050% due 11/21/2039	81	71
4.250% due 11/14/2028	70	70
4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	2,044	1,985
4.950% due 03/15/2031	358	368
5.200% due 03/15/2035	81	83

Adobe, Inc.
4.800% due 04/04/2029	563	578

Aker BP ASA
3.100% due 07/15/2031	794	709
5.125% due 10/01/2034	476	457
5.800% due 10/01/2054	2,305	2,104

Alcon Finance Corp.
2.600% due 05/27/2030	2,930	2,683

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026	1,768	1,778

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,118	1,099

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	213
3.800% due 01/25/2050	44	32
5.267% due 02/12/2034	210	210

Allegion PLC
3.500% due 10/01/2029	606	581

Amazon.com, Inc.
2.100% due 05/12/2031	4,069	3,614
2.700% due 06/03/2060	1,740	1,000
3.100% due 05/12/2051	140	94
3.250% due 05/12/2061	642	418
3.875% due 08/22/2037	1,752	1,585
4.100% due 04/13/2062	246	193

Amcor Flexibles North America, Inc.
2.690% due 05/25/2031	40	36

America Movil SAB de CV
3.625% due 04/22/2029	317	307

Amgen, Inc.
2.200% due 02/21/2027	76	74
2.450% due 02/21/2030	100	92
3.000% due 02/22/2029	177	169
3.000% due 01/15/2052	320	206
3.150% due 02/21/2040	788	607
3.200% due 11/02/2027	595	581
4.200% due 02/22/2052	284	222
4.400% due 05/01/2045	2,829	2,409
4.400% due 02/22/2062	384	300
5.150% due 03/02/2028	1,477	1,510
5.250% due 03/02/2033	30	31
5.750% due 03/02/2063	143	139

40	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amphenol Corp.
2.800% due 02/15/2030	$160	$150

Anglo American Capital PLC
3.875% due 03/16/2029	355	347
6.000% due 04/05/2054	1,451	1,432

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	1,047	977

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,820	1,777

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	1,007	920

Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	7	7
4.900% due 01/23/2031	483	497
4.950% due 01/15/2042	113	107
5.000% due 06/15/2034	269	275
5.450% due 01/23/2039	134	136
5.800% due 01/23/2059	167	171

Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,516	1,350
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	84
2.800% due 02/08/2061	73	43
2.850% due 08/05/2061	172	103
3.350% due 08/08/2032	858	810
3.850% due 08/04/2046	1,383	1,120
3.950% due 08/08/2052	941	751
4.650% due 02/23/2046	1,095	1,002

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	349	210
4.350% due 03/15/2029	260	256
5.750% due 09/13/2054	2,079	1,864

Ashtead Capital, Inc.
5.500% due 08/11/2032	1,531	1,552

Astrazeneca Finance LLC
1.750% due 05/28/2028	283	266
2.250% due 05/28/2031	200	179

AstraZeneca PLC
1.375% due 08/06/2030	1,602	1,391
4.000% due 01/17/2029	1,637	1,630

Atlassian Corp.
5.250% due 05/15/2029	1,894	1,945

Autodesk, Inc.
2.850% due 01/15/2030	55	51

AutoNation, Inc.
3.800% due 11/15/2027	130	128

AutoZone, Inc.
4.750% due 08/01/2032	172	171

Bacardi Ltd.
2.750% due 07/15/2026	100	98
4.700% due 05/15/2028	503	505
5.300% due 05/15/2048	206	182

BAE Systems Holdings, Inc.
3.850% due 12/15/2025	376	375

BAE Systems PLC
1.900% due 02/15/2031	2,011	1,748
3.400% due 04/15/2030	1,771	1,691

Baidu, Inc.
1.720% due 04/09/2026	53	52

BAT Capital Corp.
4.540% due 08/15/2047	533	431

Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,707	1,702
4.375% due 12/15/2028	3,055	3,027
4.875% due 06/25/2048	1,222	1,002
6.250% due 01/21/2029	381	400
6.500% due 11/21/2033	381	409

Becton Dickinson & Co.
1.957% due 02/11/2031	130	113
2.823% due 05/20/2030	3,484	3,227
4.669% due 06/06/2047	617	530

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2030	50	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Biogen, Inc.
3.250% due 02/15/2051	$67	$43

BMW U.S. Capital LLC
2.550% due 04/01/2031	55	49
3.300% due 04/06/2027	50	49
4.150% due 04/09/2030	2,169	2,133

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,016	1,863

Boeing Co.
2.196% due 02/04/2026	3,697	3,640
2.250% due 06/15/2026	150	147
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,564	1,517
3.600% due 05/01/2034	90	79
3.625% due 02/01/2031	1,520	1,433
3.950% due 08/01/2059	2,833	1,939
5.705% due 05/01/2040	1,247	1,233
5.805% due 05/01/2050	100	96

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	642	660

BorgWarner, Inc.
4.950% due 08/15/2029	1,818	1,845

Boston Scientific Corp.
6.500% due 11/15/2035	93	104

BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	152
3.060% due 06/17/2041	196	145
3.119% due 05/04/2026	243	241
3.379% due 02/08/2061	3,627	2,341
3.543% due 04/06/2027	10	10
3.937% due 09/21/2028	300	298
4.234% due 11/06/2028	30	30

Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	75
1.450% due 11/13/2030	269	233
3.900% due 02/20/2028	2,428	2,417
4.125% due 06/15/2039	81	72
4.900% due 02/22/2029	282	289
5.100% due 02/22/2031	24	25
5.200% due 02/22/2034	72	74
6.250% due 11/15/2053	237	254

Broadcom, Inc.
1.950% due 02/15/2028	1,173	1,107
2.600% due 02/15/2033	1,378	1,179
3.137% due 11/15/2035	1,004	847
3.187% due 11/15/2036	1,472	1,221
3.419% due 04/15/2033	1,330	1,207
3.469% due 04/15/2034	1,620	1,448
4.110% due 09/15/2028	122	122
4.150% due 04/15/2032	552	532
4.926% due 05/15/2037	1,715	1,665

Cameron LNG LLC
3.701% due 01/15/2039	1,979	1,693

Canadian National Railway Co.
5.850% due 11/01/2033	968	1,037

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	71	72
6.450% due 06/30/2033	125	133

Canadian Pacific Railway Co.
3.500% due 05/01/2050	2,185	1,558

Carlisle Cos., Inc.
2.750% due 03/01/2030	448	414

Carnival Corp.
4.000% due 08/01/2028	2,161	2,116

Carrier Global Corp.
2.722% due 02/15/2030	2,217	2,061
3.577% due 04/05/2050	100	73
6.200% due 03/15/2054	108	116

Caterpillar, Inc.
5.300% due 09/15/2035	30	31

CDW LLC
2.670% due 12/01/2026	1,052	1,026
3.250% due 02/15/2029	334	317
3.276% due 12/01/2028	417	399
5.100% due 03/01/2030	1,606	1,619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cenovus Energy, Inc.
5.400% due 06/15/2047	$322	$286
6.750% due 11/15/2039	257	275

Centene Corp.
2.500% due 03/01/2031	292	252
2.625% due 08/01/2031	220	189
3.000% due 10/15/2030	258	231
4.250% due 12/15/2027	453	446
4.625% due 12/15/2029	3,223	3,137

CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	322	280

CF Industries, Inc.
5.150% due 03/15/2034	5,108	5,091

Charter Communications Operating LLC
2.250% due 01/15/2029	338	311
2.300% due 02/01/2032	1,201	1,014
2.800% due 04/01/2031	150	134
3.750% due 02/15/2028	692	679
3.850% due 04/01/2061	1,335	856
3.950% due 06/30/2062	1,168	753
4.200% due 03/15/2028	190	188
5.375% due 04/01/2038	371	350
6.100% due 06/01/2029	2,221	2,326
6.650% due 02/01/2034	1,052	1,127

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	147	120
3.700% due 11/15/2029	129	124

Cheniere Energy Partners LP
5.750% due 08/15/2034	3,348	3,440

Chevron USA, Inc.
2.343% due 08/12/2050	2,458	1,408

Choice Hotels International, Inc.
3.700% due 01/15/2031	466	432

Cigna Group
3.400% due 03/01/2027	3,269	3,224
3.875% due 10/15/2047	150	113
4.375% due 10/15/2028	150	150
4.800% due 08/15/2038	100	94
4.800% due 07/15/2046	5	4
5.600% due 02/15/2054	2,583	2,480

CK Hutchison International 24 Ltd.
5.500% due 04/26/2034	452	466

Coca-Cola Co.
1.375% due 03/15/2031	143	123
2.125% due 09/06/2029	139	129
2.500% due 06/01/2040	474	346
3.450% due 03/25/2030	403	391
5.000% due 05/13/2034	832	857

Comcast Corp.
2.350% due 01/15/2027	74	72
2.650% due 02/01/2030	202	188
2.887% due 11/01/2051	1,800	1,096
2.937% due 11/01/2056	150	88
3.200% due 07/15/2036	1,665	1,395
3.400% due 07/15/2046	239	170
3.750% due 04/01/2040	466	387
3.950% due 10/15/2025	121	121
3.969% due 11/01/2047	479	370
4.000% due 08/15/2047	674	523
4.049% due 11/01/2052	285	215
4.600% due 10/15/2038	155	144
4.950% due 10/15/2058	160	137
5.500% due 11/15/2032	1,661	1,745
6.050% due 05/15/2055	1,364	1,394

Conagra Brands, Inc.
4.850% due 11/01/2028	280	283
5.300% due 11/01/2038	430	412

ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,694	1,231
4.300% due 11/15/2044	1,838	1,530

Constellation Brands, Inc.
2.875% due 05/01/2030	1,229	1,138
3.150% due 08/01/2029	1,575	1,497
4.100% due 02/15/2048	179	139
5.250% due 11/15/2048	2,365	2,182

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Resources, Inc.
2.268% due 11/15/2026	$1,198	$1,158
4.375% due 01/15/2028	100	99
5.750% due 01/15/2031	1,629	1,645

Corning, Inc.
5.450% due 11/15/2079	832	765

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	195
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	2,021	2,064

Cox Communications, Inc.
1.800% due 10/01/2030	3,011	2,576
5.450% due 09/01/2034	2,333	2,302

CRH America Finance, Inc.
3.400% due 05/09/2027	969	953

CRH SMW Finance DAC
5.200% due 05/21/2029	2,208	2,265

CSX Corp.
4.100% due 03/15/2044	1,098	916
6.220% due 04/30/2040	1,888	2,042

CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,209	1,149
3.625% due 04/01/2027	953	941
3.750% due 04/01/2030	1,049	1,007
4.125% due 04/01/2040	472	396
5.050% due 03/25/2048	2,215	1,914
5.125% due 02/21/2030	1,711	1,742
5.125% due 07/20/2045	2,043	1,811
6.000% due 06/01/2044	118	117
6.000% due 06/01/2063	100	96

Daimler Truck Finance North America LLC
2.500% due 12/14/2031	456	396

Darden Restaurants, Inc.
6.300% due 10/10/2033	1,359	1,457

DCP Midstream Operating LP
5.125% due 05/15/2029	1,540	1,565
5.625% due 07/15/2027	380	389

Dell International LLC
8.100% due 07/15/2036	481	580

Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10

Devon Energy Corp.
5.000% due 06/15/2045	174	145
5.200% due 09/15/2034	3,547	3,447

Diageo Capital PLC
5.300% due 10/24/2027	804	824

Diamondback Energy, Inc.
5.200% due 04/18/2027	957	970
5.900% due 04/18/2064	2,471	2,290
6.250% due 03/15/2033	91	97

Dow Chemical Co.
2.100% due 11/15/2030	157	138
6.900% due 05/15/2053	9	10

DR Horton, Inc.
5.000% due 10/15/2034	1,914	1,894

eBay, Inc.
5.900% due 11/22/2025	485	487

Electronic Arts, Inc.
1.850% due 02/15/2031	1,248	1,085

Elevance Health, Inc.
2.250% due 05/15/2030	1,692	1,528
3.600% due 03/15/2051	149	105
3.700% due 09/15/2049	106	76
4.100% due 05/15/2032	151	145
4.550% due 03/01/2048	2,643	2,207
4.850% due 08/15/2054	807	677
5.125% due 02/15/2053	1,813	1,620
5.350% due 10/15/2025	171	171
5.950% due 12/15/2034	250	265

Eli Lilly & Co.
4.150% due 03/15/2059	1,413	1,129
5.950% due 11/15/2037	331	355

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,813	1,870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Empresa Nacional de Telecomunicaciones SA
4.750% due 08/01/2026	$832	$833

Enbridge, Inc.
2.500% due 08/01/2033	427	355
3.125% due 11/15/2029	340	321
3.700% due 07/15/2027	332	328
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	204
5.950% due 04/05/2054	72	71
6.000% due 11/15/2028	230	242
6.700% due 11/15/2053	2,970	3,215

Energy Transfer LP
4.950% due 05/15/2028	1,765	1,790
5.000% due 05/15/2050	1,656	1,385
5.250% due 04/15/2029	120	123
5.300% due 04/15/2047	1,074	948
5.600% due 09/01/2034	2,277	2,314
6.250% due 04/15/2049	1,236	1,221
6.550% due 12/01/2033	120	130
7.375% due 02/01/2031	120	126

Eni SpA
5.500% due 05/15/2034	484	488
5.950% due 05/15/2054	3,536	3,425

Entergy Louisiana LLC
4.200% due 09/01/2048	5,030	4,012
5.800% due 03/15/2055	1,435	1,438

Enterprise Products Operating LLC
3.200% due 02/15/2052	2,632	1,719
3.950% due 01/31/2060	1,445	1,053
4.200% due 01/31/2050	3,088	2,450
4.250% due 02/15/2048	186	151
4.850% due 08/15/2042	171	157

EQT Corp.
3.900% due 10/01/2027	53	52
5.700% due 04/01/2028	1,162	1,196

Equifax, Inc.
7.000% due 07/01/2037	364	409

Equinor ASA
2.375% due 05/22/2030	2,609	2,396
3.625% due 04/06/2040	15	13
7.150% due 11/15/2025	26	26

ERAC USA Finance LLC
3.300% due 12/01/2026	152	150
7.000% due 10/15/2037	645	741

Essential Utilities, Inc.
2.704% due 04/15/2030	216	199
3.566% due 05/01/2029	1,023	994

FedEx Corp.
3.100% due 08/05/2029	450	427
3.900% due 02/01/2035	28	25
4.050% due 02/15/2048	80	59
4.100% due 02/01/2045	160	123
4.250% due 05/15/2030	133	130
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	33

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	131

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	618
4.300% due 01/15/2029	125	124
5.150% due 03/30/2026	100	100

Fiserv, Inc.
3.200% due 07/01/2026	939	928
4.400% due 07/01/2049	90	74

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	295	262

Flutter Treasury DAC
6.375% due 04/29/2029	1,042	1,074

Foundry JV Holdco LLC
5.900% due 01/25/2030	200	209

Fox Corp.
5.476% due 01/25/2039	328	321
5.576% due 01/25/2049	1,628	1,529

Freeport Indonesia PT
4.763% due 04/14/2027	376	377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freeport-McMoRan, Inc.
4.125% due 03/01/2028	$2,339	$2,312
4.625% due 08/01/2030	101	100

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	223	193

Gartner, Inc.
4.500% due 07/01/2028	844	836

General Motors Co.
5.400% due 04/01/2048 (d)	1,332	1,158
6.600% due 04/01/2036	78	83
6.750% due 04/01/2046	46	47
6.800% due 10/01/2027	2,148	2,237

Gilead Sciences, Inc.
1.200% due 10/01/2027	540	507
2.800% due 10/01/2050	411	259
2.950% due 03/01/2027	106	104
4.800% due 11/15/2029	242	247

Glencore Funding LLC
1.625% due 09/01/2025	10	10
2.850% due 04/27/2031	408	368
3.875% due 10/27/2027	100	99
3.875% due 04/27/2051	10	7
5.400% due 05/08/2028	3,076	3,145
5.403% due 04/04/2027 ~	2,797	2,811

Global Payments, Inc.
4.150% due 08/15/2049	292	216

Graphic Packaging International LLC
1.512% due 04/15/2026	230	224

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,628	2,660

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,408	2,374

Halliburton Co.
2.920% due 03/01/2030	600	558
5.000% due 11/15/2045	136	120

Harley-Davidson Financial Services, Inc.
6.500% due 03/10/2028	867	895

Hasbro, Inc.
3.900% due 11/19/2029	1,199	1,157

HCA, Inc.
3.125% due 03/15/2027	163	160
3.500% due 07/15/2051	770	511
3.625% due 03/15/2032	1,148	1,059
4.125% due 06/15/2029	1,708	1,679
4.375% due 03/15/2042	2,297	1,922
5.250% due 06/15/2049	2,407	2,140
5.875% due 02/01/2029	60	62

Health Care Service Corp.
5.200% due 06/15/2029	200	204

Hess Corp.
5.800% due 04/01/2047	1,710	1,703
7.125% due 03/15/2033	251	285

Home Depot, Inc.
2.375% due 03/15/2051	2,472	1,399
3.125% due 12/15/2049	2,258	1,525
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	60
4.950% due 09/15/2052	1,258	1,145

Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,333	2,366
6.750% due 01/15/2028	130	137

Humana, Inc.
5.750% due 03/01/2028	786	811
5.750% due 04/15/2054	144	134
5.875% due 03/01/2033	1,214	1,255
8.150% due 06/15/2038	323	384

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	1,303	1,214

Hyatt Hotels Corp.
5.250% due 06/30/2029	1,978	2,013
5.750% due 03/30/2032	821	843

Hyundai Capital America
1.500% due 06/15/2026	772	750
1.650% due 09/17/2026	1,436	1,386
1.800% due 10/15/2025	133	132
2.000% due 06/15/2028	1,141	1,056

42	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.100% due 09/15/2028	$247	$228
5.600% due 03/30/2028	451	462

Illumina, Inc.
2.550% due 03/23/2031	1,206	1,061

Imperial Brands Finance PLC
3.500% due 07/26/2026	975	964
6.125% due 07/27/2027	370	382

Infor LLC
1.750% due 07/15/2025	15	15

Intel Corp.
3.100% due 02/15/2060	1,439	805
4.875% due 02/10/2028	915	927
5.200% due 02/10/2033 (d)	781	788
5.600% due 02/21/2054	3,622	3,325

International Business Machines Corp.
4.400% due 07/27/2032	585	577
4.900% due 07/27/2052	1,159	1,031

International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	1,562	1,562

IQVIA, Inc.
5.700% due 05/15/2028	1,411	1,448

JDE Peet’s NV
2.250% due 09/24/2031	539	460

KazMunayGas National Co. JSC
5.750% due 04/19/2047	464	404

Keurig Dr. Pepper, Inc.
4.050% due 04/15/2032	1,961	1,886
4.500% due 04/15/2052	2,014	1,660

Kinder Morgan, Inc.
5.300% due 12/01/2034	315	315
5.450% due 08/01/2052	122	112
5.550% due 06/01/2045	1,886	1,781

Kraft Heinz Foods Co.
6.875% due 01/26/2039	2,294	2,539
7.125% due 08/01/2039	1,387	1,564

Kroger Co.
5.000% due 09/15/2034	383	380
7.500% due 04/01/2031	153	176

L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,503	2,489
4.400% due 06/15/2028	230	231

Las Vegas Sands Corp.
6.000% due 08/15/2029	3,484	3,583

Leidos, Inc.
2.300% due 02/15/2031	1,149	1,006
4.375% due 05/15/2030	928	915

Lennar Corp.
5.250% due 06/01/2026	48	48

LKQ Corp.
5.750% due 06/15/2028	1,058	1,090

Lockheed Martin Corp.
4.300% due 06/15/2062	262	207
4.700% due 12/15/2031	70	71
5.250% due 01/15/2033	69	72
5.900% due 11/15/2063	493	510

Lowe’s Cos., Inc.
3.100% due 05/03/2027	583	572

LYB International Finance LLC
1.250% due 10/01/2025	114	113

Marathon Petroleum Corp.
3.800% due 04/01/2028	1,975	1,948

Marriott International, Inc.
2.750% due 10/15/2033	433	369
2.850% due 04/15/2031	230	209
4.625% due 06/15/2030	3,215	3,224

Mars, Inc.
5.000% due 03/01/2032	4,183	4,241
5.200% due 03/01/2035	800	810

Marvell Technology, Inc.
2.450% due 04/15/2028	378	359
4.875% due 06/22/2028	409	414
5.950% due 09/15/2033	956	1,010

Masco Corp.
1.500% due 02/15/2028	508	472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Institute of Technology
3.885% due 07/01/2116	$172	$119

Mattel, Inc.
3.375% due 04/01/2026	1,306	1,290

McDonald’s Corp.
3.500% due 07/01/2027	1,800	1,778
4.875% due 12/09/2045	1,855	1,675
5.700% due 02/01/2039	252	262

Mead Johnson Nutrition Co.
4.125% due 11/15/2025	156	156

Medtronic Global Holdings SCA
4.250% due 03/30/2028	2,534	2,547

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	634	621
5.125% due 08/01/2034 (d)	1,707	1,704

Merck & Co., Inc.
1.700% due 06/10/2027	1,473	1,412
2.900% due 12/10/2061	4,559	2,660

Meta Platforms, Inc.
3.850% due 08/15/2032	1,675	1,611
4.650% due 08/15/2062	2,329	1,965

Micron Technology, Inc.
5.327% due 02/06/2029	100	102

Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,377	2,089
2.675% due 06/01/2060	929	550
2.921% due 03/17/2052	60	40

Molson Coors Beverage Co.
4.200% due 07/15/2046	269	215

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,260	1,215
4.250% due 09/15/2025	48	48

Mondelez International, Inc.
6.500% due 11/01/2031	913	1,013

Motorola Solutions, Inc.
2.300% due 11/15/2030	664	590
2.750% due 05/24/2031	146	131
5.500% due 09/01/2044	899	878

MPLX LP
1.750% due 03/01/2026	52	51
4.125% due 03/01/2027	1,964	1,954
4.700% due 04/15/2048	40	32
4.950% due 03/14/2052	1,199	994
5.200% due 03/01/2047	1,765	1,542
5.500% due 02/15/2049	281	254

National Fuel Gas Co.
5.500% due 10/01/2026	200	202

Nestle Capital Corp.
4.750% due 03/12/2031	3,552	3,626

Nestle Holdings, Inc.
5.000% due 03/14/2028	945	967

Netflix, Inc.
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	2,138	2,183
6.375% due 05/15/2029	115	124

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	128	127

Nordson Corp.
5.800% due 09/15/2033	240	254

Norfolk Southern Corp.
4.100% due 05/15/2121	242	168
5.950% due 03/15/2064	1,892	1,949

Northrop Grumman Corp.
3.250% due 01/15/2028	2	2
3.850% due 04/15/2045	200	158
4.950% due 03/15/2053	199	179
5.200% due 06/01/2054	62	58

NTT Finance Corp.
1.162% due 04/03/2026	120	117
5.104% due 07/02/2027	1,433	1,453
5.110% due 07/02/2029	1,307	1,336

NXP BV
2.500% due 05/11/2031	2,471	2,183
3.150% due 05/01/2027	132	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 06/18/2029	$132	$131
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	170	170

Occidental Petroleum Corp.
6.050% due 10/01/2054	1,200	1,101
6.125% due 01/01/2031	200	207
6.450% due 09/15/2036	3,368	3,448
6.625% due 09/01/2030	130	138
7.500% due 05/01/2031	591	651

OCI NV
6.700% due 03/16/2033	1,373	1,521

Open Text Corp.
6.900% due 12/01/2027	685	710

Oracle Corp.
1.650% due 03/25/2026	505	495
2.300% due 03/25/2028	1,794	1,703
3.950% due 03/25/2051	3,494	2,581
4.125% due 05/15/2045	1,798	1,430
4.900% due 02/06/2033	809	811
5.375% due 07/15/2040	60	59
5.800% due 11/10/2025	70	70

Otis Worldwide Corp.
2.565% due 02/15/2030	10	9

Ovintiv, Inc.
5.650% due 05/15/2028	1,062	1,092
7.100% due 07/15/2053	638	662

Owens Corning
3.400% due 08/15/2026	100	99

Paramount Global
2.900% due 01/15/2027	188	183
3.700% due 06/01/2028	261	253
4.200% due 05/19/2032	200	183
4.600% due 01/15/2045	69	51
4.850% due 07/01/2042	335	264
4.900% due 08/15/2044	1,266	977
4.950% due 05/19/2050	65	50
5.850% due 09/01/2043	3	3

Penske Truck Leasing Co. LP
1.200% due 11/15/2025	466	460
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,483	1,461
5.875% due 11/15/2027	943	971

PepsiCo, Inc.
3.500% due 03/19/2040	56	47
4.600% due 07/17/2045	672	609

Pertamina Persero PT
1.400% due 02/09/2026	317	311

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	452	458

Philip Morris International, Inc.
1.750% due 11/01/2030	192	167
2.750% due 02/25/2026	158	156
3.875% due 08/21/2042	443	361
5.000% due 11/17/2025	323	323
5.250% due 02/13/2034	1,300	1,327
5.625% due 11/17/2029	323	339
5.750% due 11/17/2032	323	342
6.375% due 05/16/2038	431	479

Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	133

PRA Health Sciences, Inc.
2.875% due 07/15/2026	557	544

Prosus NV
3.680% due 01/21/2030	1,773	1,672
4.027% due 08/03/2050	116	78
4.193% due 01/19/2032	180	169

QatarEnergy LNG S3
5.838% due 09/30/2027	159	162

Qorvo, Inc.
4.375% due 10/15/2029	1,021	992

Quanta Services, Inc.
2.350% due 01/15/2032	1,990	1,714
2.900% due 10/01/2030	56	52

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050	3,083	1,842

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reliance, Inc.
1.300% due 08/15/2025	$178	$177

RELX Capital, Inc.
3.000% due 05/22/2030	614	578
4.000% due 03/18/2029	1,220	1,211

Renesas Electronics Corp.
2.170% due 11/25/2026	1,058	1,024

Republic Services, Inc.
3.375% due 11/15/2027	943	927

Roche Holdings, Inc.
4.790% due 03/08/2029	1,714	1,750
5.338% due 11/13/2028	925	960

Rogers Communications, Inc.
3.200% due 03/15/2027	971	952
3.700% due 11/15/2049	199	146
4.350% due 05/01/2049	182	147
5.000% due 02/15/2029	30	30

Royalty Pharma PLC
3.300% due 09/02/2040	106	80
3.350% due 09/02/2051	224	145
3.550% due 09/02/2050	1,839	1,247
5.150% due 09/02/2029	1,181	1,206

RTX Corp.
1.900% due 09/01/2031	59	50
4.050% due 05/04/2047	2,041	1,635
4.125% due 11/16/2028	189	188
4.350% due 04/15/2047	425	353
4.500% due 06/01/2042	1,478	1,309
5.375% due 02/27/2053	1,306	1,251
5.750% due 11/08/2026	888	905

SABIC Capital BV
4.500% due 10/10/2028	73	73

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	450	449
5.900% due 09/15/2037	66	69

Santos Finance Ltd.
3.649% due 04/29/2031	1,433	1,335

Saudi Arabian Oil Co.
5.250% due 07/17/2034	40	40

Schlumberger Holdings Corp.
5.000% due 05/29/2027	1,521	1,541

Sealed Air Corp.
1.573% due 10/15/2026	1,213	1,161

Sherwin-Williams Co.
2.900% due 03/15/2052	80	49
4.250% due 08/08/2025	950	949
4.550% due 08/01/2045	53	45

Silgan Holdings, Inc.
1.400% due 04/01/2026	361	351

SK Hynix, Inc.
1.500% due 01/19/2026	54	53
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	674

Skyworks Solutions, Inc.
1.800% due 06/01/2026	567	552

Smith & Nephew PLC
2.032% due 10/14/2030	417	365

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030	1,663	1,697

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	2,353	2,329

South32 Treasury Ltd.
4.350% due 04/14/2032	1,042	978

Southern Co.
4.400% due 07/01/2046	1,048	874
4.850% due 03/15/2035	263	257

Southwest Airlines Co.
5.125% due 06/15/2027	190	192

Spectra Energy Partners LP
3.375% due 10/15/2026	80	79
4.500% due 03/15/2045	571	470

Stanley Black & Decker, Inc.
6.707% due 03/15/2060 •	131	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starbucks Corp.
2.000% due 03/12/2027	$129	$124
2.550% due 11/15/2030	540	490
3.000% due 02/14/2032	3,806	3,446

Steel Dynamics, Inc.
3.250% due 01/15/2031	50	47

Stryker Corp.
3.500% due 03/15/2026	1,281	1,273

Suzano International Finance BV
5.500% due 01/17/2027	70	71

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	50	50

Synopsys, Inc.
5.150% due 04/01/2035	1,325	1,336

Sysco Corp.
2.400% due 02/15/2030	200	183
5.950% due 04/01/2030	45	48
6.000% due 01/17/2034	1,602	1,721

T-Mobile USA, Inc.
1.500% due 02/15/2026	587	576
2.250% due 11/15/2031	117	101
2.400% due 03/15/2029	244	227
2.625% due 04/15/2026	51	50
2.700% due 03/15/2032	1,606	1,416
3.000% due 02/15/2041	2,515	1,842
3.400% due 10/15/2052	1,245	832
3.600% due 11/15/2060	2,744	1,831
3.750% due 04/15/2027	2,149	2,128
3.875% due 04/15/2030	51	50
4.375% due 04/15/2040	1,890	1,676
5.650% due 01/15/2053	170	165
5.750% due 01/15/2034	1,204	1,261

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,191	1,180

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060	3,970	2,548

Targa Resources Corp.
5.200% due 07/01/2027	1,907	1,933
6.250% due 07/01/2052	630	625
6.500% due 02/15/2053	237	243

Target Corp.
5.250% due 02/15/2036	1,987	2,006

TCI Communications, Inc.
7.875% due 02/15/2026	1,457	1,486

TD SYNNEX Corp.
1.750% due 08/09/2026	1,190	1,151

Telefonica Emisiones SA
4.103% due 03/08/2027	1,195	1,189
4.665% due 03/06/2038	1,902	1,712

Tencent Holdings Ltd.
3.925% due 01/19/2038	59	52
3.975% due 04/11/2029	561	556
4.525% due 04/11/2049	212	181

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	400	370
7.625% due 04/01/2037	1,209	1,406

Textron, Inc.
3.900% due 09/17/2029	52	51

TotalEnergies Capital International SA
2.986% due 06/29/2041	199	147
3.386% due 06/29/2060	1,159	761

TotalEnergies Capital SA
3.883% due 10/11/2028	221	220
4.724% due 09/10/2034	270	268
5.150% due 04/05/2034	148	152
5.425% due 09/10/2064	73	68

Toyota Industries Corp.
3.566% due 03/16/2028 (d)	456	446

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	45	44
4.250% due 05/15/2028	345	344
4.625% due 03/01/2034	545	523
7.625% due 01/15/2039	2,445	2,857

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	662	502
4.600% due 03/15/2048	219	185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSMC Global Ltd.
0.750% due 09/28/2025	$440	$436

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	570	560
7.000% due 03/01/2032	128	146

Tyson Foods, Inc.
4.000% due 03/01/2026	300	299

Unilever Capital Corp.
4.625% due 08/12/2034	1,148	1,140

Union Pacific Corp.
2.150% due 02/05/2027	77	75
2.800% due 02/14/2032	1,446	1,305
3.375% due 02/01/2035	120	107

United Airlines Pass-Through Trust
5.800% due 07/15/2037	1,406	1,439

United Rentals North America, Inc.
3.875% due 11/15/2027	325	318
6.000% due 12/15/2029	316	324

UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	77
2.000% due 05/15/2030	34	30
2.900% due 05/15/2050	705	439
3.050% due 05/15/2041	1,622	1,193
3.125% due 05/15/2060	158	95
3.375% due 04/15/2027	156	154
3.700% due 08/15/2049	1,229	896
3.750% due 10/15/2047	192	143
3.875% due 08/15/2059	188	133
4.250% due 01/15/2029	1,900	1,897
4.500% due 04/15/2033	44	43
4.750% due 07/15/2045	1,341	1,188
4.950% due 05/15/2062	180	155
5.000% due 04/15/2034	152	152
5.050% due 04/15/2053	832	743
5.250% due 02/15/2028	241	247
5.300% due 02/15/2030	49	51
5.350% due 02/15/2033	115	119
5.500% due 04/15/2064	31	29
6.050% due 02/15/2063	70	71
6.625% due 11/15/2037	41	46
6.875% due 02/15/2038	628	714

Vale Overseas Ltd.
3.750% due 07/08/2030	80	75

Valero Energy Corp.
4.350% due 06/01/2028	1,870	1,872

Var Energi ASA
8.000% due 11/15/2032	1,705	1,934

Verisk Analytics, Inc.
4.125% due 03/15/2029	1,702	1,692

VF Corp.
6.000% due 10/15/2033	35	32

VMware LLC
1.400% due 08/15/2026	736	712
1.800% due 08/15/2028	115	106
2.200% due 08/15/2031	601	522

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,012	998
4.850% due 08/15/2027	964	965
5.650% due 09/12/2028	1,643	1,679
6.200% due 11/16/2028	3,170	3,295

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	691	677

Walmart, Inc.
4.500% due 04/15/2053	1,233	1,081

Walt Disney Co.
2.200% due 01/13/2028	78	75
2.650% due 01/13/2031	180	166
3.800% due 05/13/2060	20	15
6.200% due 12/15/2034	203	227
6.650% due 11/15/2037	121	138

Warnermedia Holdings, Inc.
5.050% due 03/15/2042	576	391
5.141% due 03/15/2052	264	164

Waste Connections, Inc.
2.600% due 02/01/2030	1,431	1,332
2.950% due 01/15/2052	700	448

44	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Digital Corp.
2.850% due 02/01/2029	$100	$93

Western Midstream Operating LP
5.450% due 11/15/2034	2,685	2,634
6.150% due 04/01/2033	1,498	1,560

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	1,823	1,834

Williams Cos., Inc.
3.750% due 06/15/2027	130	129
4.650% due 08/15/2032	129	127
5.300% due 08/15/2052	409	374
5.400% due 03/04/2044	1,690	1,589

Woodside Finance Ltd.
3.700% due 09/15/2026	1,213	1,201
5.100% due 09/12/2034	1,474	1,428
5.700% due 09/12/2054	200	181

Workday, Inc.
3.700% due 04/01/2029	707	691
3.800% due 04/01/2032	443	416

WRKCo, Inc.
3.900% due 06/01/2028	341	337

Wyeth LLC
5.950% due 04/01/2037	915	976

Zimmer Biomet Holdings, Inc.
3.550% due 03/20/2030	55	52

Zoetis, Inc.
2.000% due 05/15/2030	317	285

		553,472

UTILITIES 12.7%

AEP Texas, Inc.
3.450% due 01/15/2050	1,626	1,102
5.250% due 05/15/2052	100	90

AES Corp.
2.450% due 01/15/2031	4,886	4,274
5.450% due 06/01/2028	236	241

Alabama Power Co.
3.450% due 10/01/2049	410	292

Ameren Corp.
5.700% due 12/01/2026	70	71

Ameren Illinois Co.
3.700% due 12/01/2047	796	600
4.800% due 12/15/2043	51	46

American Water Capital Corp.
3.000% due 12/01/2026	51	50
4.200% due 09/01/2048	719	578
5.450% due 03/01/2054	216	209

Appalachian Power Co.
7.000% due 04/01/2038	1,412	1,573

Arizona Public Service Co.
2.200% due 12/15/2031	61	52
4.500% due 04/01/2042	56	48
5.700% due 08/15/2034	2,244	2,316

AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,349	2,269
3.650% due 09/15/2059	3,201	2,149
4.100% due 02/15/2028	1,632	1,626
4.300% due 12/15/2042	37	31
4.350% due 03/01/2029	1,569	1,573
4.850% due 03/01/2039	682	646
5.400% due 02/15/2034	120	123

Atmos Energy Corp.
1.500% due 01/15/2031	139	119
4.150% due 01/15/2043	1,373	1,157

Avangrid, Inc.
3.800% due 06/01/2029	1,198	1,171

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	118	113

Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	2,064	1,759
3.700% due 07/15/2030	5	5
4.450% due 01/15/2049	131	108
4.500% due 02/01/2045	100	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 04/01/2036	$1,452	$1,563

BG Energy Capital PLC
5.125% due 10/15/2041	525	497

Black Hills Corp.
3.150% due 01/15/2027	1,194	1,168
4.200% due 09/15/2046	100	79
6.000% due 01/15/2035	1,129	1,172
6.150% due 05/15/2034	25	26

BP Capital Markets PLC
3.279% due 09/19/2027	125	123
4.875% due 03/22/2030 •(b)	51	51

British Telecommunications PLC
9.625% due 12/15/2030	1,478	1,819

Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,193	1,181
4.487% due 03/04/2049	58	46

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	2,780	2,794

CenterPoint Energy, Inc.
1.450% due 06/01/2026	591	575

Chile Electricity Lux MPC SARL
5.672% due 10/20/2035	1,364	1,375

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	120	118

CMS Energy Corp.
4.750% due 06/01/2050 •	1,904	1,853

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	1,298	1,352

Comision Federal de Electricidad
3.348% due 02/09/2031	86	76

Commonwealth Edison Co.
3.700% due 03/01/2045	40	31
3.750% due 08/15/2047	196	149
4.000% due 03/01/2048	3,681	2,923
5.650% due 06/01/2054	1,088	1,080

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	683	405
3.600% due 06/15/2061	1,050	717
3.850% due 06/15/2046	2,790	2,161
6.150% due 11/15/2052	1,390	1,468

Constellation Energy Generation LLC
5.600% due 06/15/2042	1,423	1,386

Consumers Energy Co.
4.600% due 05/30/2029	463	468

Dominion Energy, Inc.
3.375% due 04/01/2030	90	86
7.000% due 06/01/2054 •	1,057	1,137

DTE Electric Co.
3.000% due 03/01/2032	415	378

DTE Energy Co.
3.400% due 06/15/2029	2,765	2,654

Duke Energy Carolinas LLC
2.550% due 04/15/2031	411	373
2.850% due 03/15/2032	110	99
3.550% due 03/15/2052	203	147
3.875% due 03/15/2046	60	47
6.000% due 12/01/2028	1,049	1,108

Duke Energy Corp.
2.450% due 06/01/2030	713	647
2.550% due 06/15/2031	10	9
3.150% due 08/15/2027	129	126
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	252	173
3.750% due 09/01/2046	460	342
5.000% due 08/15/2052	178	156

Duke Energy Florida LLC
2.400% due 12/15/2031	1,132	1,002
3.400% due 10/01/2046	580	417
5.650% due 04/01/2040	11	11

Duke Energy Progress LLC
3.400% due 04/01/2032	100	93
3.450% due 03/15/2029	10	10
3.600% due 09/15/2047	100	73
4.000% due 04/01/2052	100	77
5.250% due 03/15/2033	1,570	1,622

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	$126	$122

Edison International
5.750% due 06/15/2027	454	457

Electricite de France SA
4.875% due 01/22/2044	1,201	1,033
6.375% due 01/13/2055	1,451	1,457
6.900% due 05/23/2053	1,877	2,005

Emera U.S. Finance LP
4.750% due 06/15/2046	625	520

Enel Finance International NV
5.000% due 06/15/2032	1,707	1,713
6.000% due 10/07/2039	1,633	1,681

Evergy, Inc.
2.900% due 09/15/2029	1,852	1,741

Eversource Energy
0.800% due 08/15/2025	9	9
2.900% due 03/01/2027	176	172
3.375% due 03/01/2032	9	8
4.600% due 07/01/2027	789	793
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	718	719

Exelon Corp.
4.450% due 04/15/2046	210	174

FirstEnergy Corp.
2.250% due 09/01/2030	347	308
3.900% due 07/15/2027	30	30

Florida Power & Light Co.
3.150% due 10/01/2049	4,157	2,812
4.125% due 02/01/2042	968	824

Fortis, Inc.
3.055% due 10/04/2026	28	28

Galaxy Pipeline Assets Bidco Ltd.
1.750% due 09/30/2027	2	2

Georgia Power Co.
5.250% due 03/15/2034	582	594

Indiana Michigan Power Co.
4.250% due 08/15/2048	1,281	1,019

Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	18
6.250% due 07/15/2039	128	136

Jersey Central Power & Light Co.
2.750% due 03/01/2032	741	650

Kentucky Utilities Co.
5.125% due 11/01/2040	344	332
5.450% due 04/15/2033	2,123	2,191

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,453	1,422

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	195	199

MidAmerican Energy Co.
4.250% due 07/15/2049	2,668	2,172

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	1,349	1,146

New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	86
3.250% due 12/01/2026	1,083	1,068

NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	1,072	1,029
5.000% due 02/28/2030	101	104

NGPL PipeCo LLC
3.250% due 07/15/2031	324	289
4.875% due 08/15/2027	303	302

NiSource, Inc.
0.950% due 08/15/2025	10	10
2.950% due 09/01/2029	869	820
5.000% due 06/15/2052	130	116

Northern States Power Co.
2.900% due 03/01/2050	1,668	1,087

NRG Energy, Inc.
2.000% due 12/02/2025	481	474
7.000% due 03/15/2033	1,798	1,975

NSTAR Electric Co.
4.400% due 03/01/2044	43	37

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oglethorpe Power Corp.
6.200% due 12/01/2053	$420	$430

Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	25

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	512	337

ONEOK, Inc.
3.400% due 09/01/2029	1,474	1,407
4.250% due 09/24/2027	476	475
4.400% due 10/15/2029	1,914	1,900
4.550% due 07/15/2028	573	574
4.750% due 10/15/2031	638	632
5.200% due 07/15/2048	1,359	1,178
6.100% due 11/15/2032	871	922
6.500% due 09/01/2030	1,574	1,682

Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	81	73
3.300% due 08/01/2040	260	186
3.450% due 07/01/2025	128	127
3.750% due 07/01/2028	1,628	1,580
3.950% due 12/01/2047	1,050	742
4.550% due 07/01/2030	103	100
4.650% due 08/01/2028	52	52
4.950% due 07/01/2050	103	83
5.450% due 06/15/2027	1,207	1,221
6.100% due 01/15/2029	1,687	1,748

PacifiCorp
4.150% due 02/15/2050	300	228
5.450% due 02/15/2034	2,146	2,178

PECO Energy Co.
3.000% due 09/15/2049	548	361

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	429	425

Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	52

Pinnacle West Capital Corp.
5.214% due 06/10/2026 ~	287	288

Plains All American Pipeline LP
3.550% due 12/15/2029	198	189
5.150% due 06/01/2042	2,459	2,193

Public Service Co. of Colorado
1.900% due 01/15/2031	339	294
3.550% due 06/15/2046	52	37
5.850% due 05/15/2055	1,364	1,352

Public Service Electric & Gas Co.
4.650% due 03/15/2033	2,570	2,556

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	942	937

Puget Energy, Inc.
4.100% due 06/15/2030	467	451
4.224% due 03/15/2032	991	935

Puget Sound Energy, Inc.
3.250% due 09/15/2049	40	27
5.795% due 03/15/2040	30	31

RWE Finance U.S. LLC
6.250% due 04/16/2054	229	228

San Diego Gas & Electric Co.
1.700% due 10/01/2030	196	171
3.000% due 03/15/2032	291	262
4.150% due 05/15/2048	175	136
5.350% due 04/01/2053	180	168

Sempra
3.250% due 06/15/2027	59	58
5.500% due 08/01/2033	359	367

Shell Finance U.S., Inc.
2.375% due 11/07/2029	159	148
2.750% due 04/06/2030	296	278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shell International Finance BV
3.125% due 11/07/2049	$217	$145
4.375% due 05/11/2045	1,060	902

Sinopec Group Overseas Development Ltd.
4.125% due 09/12/2025	206	206

Southern California Edison Co.
2.850% due 08/01/2029	1,386	1,283
3.650% due 02/01/2050	1,722	1,140
4.125% due 03/01/2048	2,857	2,075
5.450% due 06/01/2031	2,311	2,353

Southern California Gas Co.
4.125% due 06/01/2048	1,953	1,518
4.450% due 03/15/2044	52	43
5.600% due 04/01/2054	3,264	3,182

Southern Power Co.
5.150% due 09/15/2041	580	549

Southwest Gas Corp.
4.050% due 03/15/2032	713	678
5.450% due 03/23/2028	1,229	1,258

Southwestern Electric Power Co.
4.100% due 09/15/2028	821	814

Southwestern Public Service Co.
3.150% due 05/01/2050	1,638	1,062
3.700% due 08/15/2047	9	7
3.750% due 06/15/2049	314	228

Tampa Electric Co.
4.350% due 05/15/2044	30	25
5.000% due 07/15/2052	100	89

Tucson Electric Power Co.
5.200% due 09/15/2034	2,893	2,907

Union Electric Co.
2.150% due 03/15/2032	740	638
3.900% due 04/01/2052	387	296

Verizon Communications, Inc.
2.355% due 03/15/2032	3,991	3,442
2.550% due 03/21/2031	1,693	1,519
2.987% due 10/30/2056	111	67
3.700% due 03/22/2061	106	73
4.672% due 03/15/2055	27	23
4.780% due 02/15/2035	1,568	1,528
4.812% due 03/15/2039	2,196	2,062
5.401% due 07/02/2037	127	128

Virginia Electric & Power Co.
4.625% due 05/15/2052	280	236
6.000% due 01/15/2036	60	63
8.875% due 11/15/2038	2,226	2,944

Vistra Operations Co. LLC
4.300% due 07/15/2029	2,400	2,366

Vodafone Group PLC
5.750% due 02/10/2063	2,567	2,409
6.150% due 02/27/2037	87	93

WEC Energy Group, Inc.
2.200% due 12/15/2028	1,507	1,402

Wisconsin Power & Light Co.
3.950% due 09/01/2032	2,091	1,978

Wisconsin Public Service Corp.
3.671% due 12/01/2042	3	2

Xcel Energy, Inc.
4.600% due 06/01/2032	50	49

		167,522

Total Corporate Bonds & Notes (Cost $1,165,764)		1,148,496

U.S. TREASURY OBLIGATIONS 10.7%

U.S. Treasury Bonds
3.375% due 08/15/2042	2,402	2,017
3.875% due 05/15/2043	1,500	1,340
4.000% due 11/15/2042	3,186	2,908
4.500% due 02/15/2044	15,700	15,175
4.625% due 02/15/2055	20,687	20,144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034 (i)	$20,244	$20,078
1.875% due 07/15/2034	1,022	1,023

U.S. Treasury Notes
3.875% due 08/15/2033 (i)	1,800	1,773
4.000% due 02/15/2034	14,200	14,056
4.375% due 05/15/2034	21,300	21,639
4.625% due 02/15/2035	39,900	41,178

Total U.S. Treasury Obligations (Cost $142,087)		141,331

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
5.500% due 03/30/2036	800	801

Province of British Columbia
4.750% due 06/12/2034	480	488

Total Sovereign Issues (Cost $1,276)		1,289

	SHARES
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1	1

Total Preferred Securities (Cost $1)		1

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (g) 0.4%
		5,200

Total Short-Term Instruments (Cost $5,200)		5,200

Total Investments in Securities (Cost $1,314,328)		1,296,317

INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

PIMCO Government Money Market Fund 4.480% (c)(d)(f)	5,655,506	5,656

Total Short-Term Instruments (Cost $5,656)		5,656

Total Investments in Affiliates (Cost $5,656)		5,656

Total Investments 98.8% (Cost $1,319,984)		$1,301,973

Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $3,714)		287

Other Assets and Liabilities, net 1.2%		14,943

Net Assets 100.0%		$1,317,203

46	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $5,530 were out on loan in exchange for $5,656 of cash collateral as of June 30, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$5,200	U.S. Treasury Notes 3.625% due 03/31/2028	$(5,312)	$5,200	$5,201

Total Repurchase Agreements						$(5,312)	$5,200	$5,201

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$5,201	$0	$0	$0	$5,201	$(5,312)	$(111)

Master Securities Forward Transaction Agreement
BCY	0	0	0	1,472	1,472	(1,502)	(30)
BMO	0	0	0	205	205	(209)	(4)
GSC	0	0	0	1,756	1,756	(1,791)	(35)
RDR	0	0	0	2,097	2,097	(2,154)	(57)

Total Borrowings and Other Financing Transactions	$5,201	$0	$0	$5,530

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$5,656	$0	$0	$0	$5,656

Total Borrowings	$5,656	$0	$0	$0	$5,656

Payable for securities on loan - cash collateral					$5,656

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(51,306) at a weighted average interest rate of 4.878%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2025	256	$	27,904	$346	$34	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	174		19,882	298	84	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	36		4,289	97	49	0

Total Futures Contracts					$741	$167	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.290%	$	4,200	$27	$3	$30	$0	$0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.082		100	3	(1)	2	0	0

							$30	$2	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$3,500	$68	$8	$76	$1	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	18,300	407	10	417	9	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	198,000	3,209	1,238	4,447	110	0

					$3,684	$1,256	$4,940	$120	$0

Total Swap Agreements					$3,714	$1,258	$4,972	$120	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$167	$120	$287	$0	$0	$0	$0

(i)

Securities with an aggregate market value of $4,081 and cash of $5,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

48	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$167	$167
Swap Agreements	0	120	0	0	0	120

	$0	$120	$0	$0	$167	$287

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,375	$1,375
Swap Agreements	0	1,418	0	0	402	1,820

	$0	$1,418	$0	$0	$1,777	$3,195

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$645	$645
Swap Agreements	0	1,417	0	0	(93)	1,324

	$0	$1,417	$0	$0	$552	$1,969

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$427,502	$0	$427,502
Industrials	0	553,472	0	553,472
Utilities	0	167,522	0	167,522
U.S. Treasury Obligations	0	141,331	0	141,331
Sovereign Issues	0	1,289	0	1,289
Preferred Securities
Industrials	0	1	0	1
Short-Term Instruments
Repurchase Agreements	0	5,200	0	5,200

	$0	$1,296,317	$0	$1,296,317

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,656	0	0	5,656

Total Investments	$5,656	$1,296,317	$0	$1,301,973

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$287	$0	$287

Total Financial Derivative Instruments	$0	$287	$0	$287

Totals	$5,656	$1,296,604	$0	$1,302,260

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Airlines, Inc.
6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~	$2,405	$2,393

Avolon TLB Borrower 1 U.S. LLC
6.071% (TSFR1M + 1.750%) due 06/24/2030 ~	1,255	1,257

Castlelake LP
2.950% due 05/13/2031 «	4,444	4,198

Quikrete Holdings, Inc.
6.577% (TSFR1M + 2.250%) due 02/10/2032 ~	998	997

SkyMiles IP Ltd.
8.022% (TSFR3M + 3.750%) due 10/20/2027 ~	1,502	1,514

Total Loan Participations and Assignments (Cost $10,576)		10,359

CORPORATE BONDS & NOTES 24.5%

BANKING & FINANCE 16.8%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,732
3.000% due 10/29/2028	2,684	2,558
5.100% due 01/19/2029	2,700	2,749

Aircastle Ltd.
5.950% due 02/15/2029	5,000	5,168

Ally Financial, Inc.
6.184% due 07/26/2035 •	1,250	1,276
6.848% due 01/03/2030 •	3,100	3,274

American Assets Trust LP
3.375% due 02/01/2031	2,800	2,509
6.150% due 10/01/2034	3,950	3,950

American Homes 4 Rent LP
5.500% due 02/01/2034	1,700	1,729

American National Group, Inc.
5.750% due 10/01/2029	3,600	3,688

American Tower Corp.
3.650% due 03/15/2027	3,000	2,964
5.800% due 11/15/2028	1,600	1,670

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	5,900	5,778

Antares Holdings LP
3.750% due 07/15/2027	3,700	3,559
3.950% due 07/15/2026	1,000	984
6.350% due 10/23/2029	5,900	5,963
6.500% due 02/08/2029	1,000	1,014

Ares Capital Corp.
3.250% due 07/15/2025	1,800	1,799
5.875% due 03/01/2029	3,000	3,060

Ares Management Corp.
6.375% due 11/10/2028	6,000	6,362

Ares Strategic Income Fund
5.600% due 02/15/2030	5,000	4,987

Armor RE Ltd.
12.808% due 01/07/2032 ~	250	250

Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030	3,300	3,356

Athene Global Funding
5.516% due 03/25/2027	2,000	2,034
5.684% due 02/23/2026	7,800	7,855

Aviation Capital Group LLC
6.750% due 10/25/2028	5,000	5,317

Avolon Holdings Funding Ltd.
5.750% due 03/01/2029	3,000	3,083

Baldwin Re Ltd.
6.334% due 07/07/2028 ~	1,000	1,000

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	6,000	6,183

Banco Santander SA
2.958% due 03/25/2031	2,200	2,010
6.033% due 01/17/2035	1,200	1,265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
4.948% due 07/22/2028 •	$4,000	$4,047
5.202% due 04/25/2029 •	8,400	8,586
5.288% due 04/25/2034 •	9,600	9,796
5.511% due 01/24/2036 •	2,500	2,571
5.872% due 09/15/2034 •	17,500	18,474

Barclays PLC
5.690% due 03/12/2030 •	7,500	7,762
7.385% due 11/02/2028 •	7,000	7,432
7.437% due 11/02/2033 •	5,000	5,677

BGC Group, Inc.
6.150% due 04/02/2030	5,987	6,072
6.600% due 06/10/2029	2,800	2,903

Blue Cross & Blue Shield of Minnesota
5.960% due 05/01/2032 «(k)	4,000	4,011

Blue Owl Capital Corp.
5.950% due 03/15/2029	2,000	2,011

Blue Owl Finance LLC
4.375% due 02/15/2032	2,000	1,868
6.250% due 04/18/2034	1,100	1,132

Blue Ridge Re Ltd.
9.544% due 01/08/2031 ~	2,000	2,033
12.080% due 01/08/2031 ~	2,000	2,031

BNP Paribas SA
2.591% due 01/20/2028 •	7,500	7,282
4.625% due 02/25/2031 •(g)(i)	2,000	1,784
5.786% due 01/13/2033 •	6,600	6,870

Boston Properties LP
2.450% due 10/01/2033	4,700	3,758
2.550% due 04/01/2032	4,400	3,714

BPCE SA
5.716% due 01/18/2030 •	5,000	5,149
5.975% due 01/18/2027 •	4,000	4,028

Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	292
8.300% due 03/15/2028	100	107

Brixmor Operating Partnership LP
4.050% due 07/01/2030	2,000	1,942

Brookfield Finance, Inc.
6.350% due 01/05/2034	5,500	5,904

CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,966
6.037% due 06/15/2035 •	800	837

Cantor Fitzgerald LP
7.200% due 12/12/2028	6,500	6,902

Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~	1,500	1,506
12.996% due 04/05/2027 ~	2,100	2,130

Capital One Financial Corp.
7.149% due 10/29/2027 •	2,000	2,067
7.964% due 11/02/2034 •	2,000	2,326

Citadel Finance LLC
5.900% due 02/10/2030	5,500	5,555

Citadel LP
6.375% due 01/23/2032	4,000	4,179

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	2,500	2,531

Citigroup, Inc.
2.976% due 11/05/2030 •	4,700	4,398
3.785% due 03/17/2033 •	4,500	4,208
4.075% due 04/23/2029 •	3,000	2,971
6.270% due 11/17/2033 •	7,000	7,540

CNO Global Funding
4.950% due 09/09/2029	3,700	3,740

Constellation Insurance, Inc.
6.800% due 01/24/2030	3,300	3,283

Corebridge Financial, Inc.
5.750% due 01/15/2034	2,000	2,079

Cousins Properties LP
5.250% due 07/15/2030	3,200	3,262

Credit Agricole SA
5.862% due 01/09/2036 •	4,000	4,148

Credit Suisse AG AT1 Claim	8,900	1,068

Crown Castle, Inc.
5.800% due 03/01/2034	8,100	8,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deloitte LLP
5.410% due 01/30/2032 «(k)	$1,200	$1,209
5.410% due 01/30/2037 «(k)	500	499
5.590% due 01/30/2035 «(k)	1,100	1,099
5.790% due 01/30/2040 «(k)	900	888
5.970% due 01/30/2045 «(k)	900	868

Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,367
2.552% due 01/07/2028 •	6,500	6,315
5.706% due 02/08/2028 •	1,500	1,525
6.720% due 01/18/2029 •	2,500	2,627
6.819% due 11/20/2029 •	1,500	1,601

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	7,800	6,948

Equitable Holdings, Inc.
5.594% due 01/11/2033	1,000	1,041

Essex Portfolio LP
5.500% due 04/01/2034	1,500	1,533

Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,524
5.900% due 01/15/2031	2,100	2,220

F&G Global Funding
5.875% due 01/16/2030	4,000	4,116

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	2,056
5.750% due 05/20/2035	7,750	7,861
6.350% due 03/22/2054	2,000	2,028

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,638
7.000% due 10/15/2064 •	1,900	1,891

Fidelity National Financial, Inc.
3.400% due 06/15/2030	1,800	1,681

First American Financial Corp.
2.400% due 08/15/2031	1,500	1,282
4.000% due 05/15/2030	1,000	959
5.450% due 09/30/2034	1,300	1,274

Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,969
5.800% due 03/08/2029	4,400	4,411
6.050% due 03/05/2031	5,000	4,992
6.798% due 11/07/2028	10,000	10,364
6.950% due 03/06/2026	1,500	1,515

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	6,100	6,171

FS KKR Capital Corp.
3.400% due 01/15/2026	1,900	1,884
6.875% due 08/15/2029	3,800	3,898
7.875% due 01/15/2029	1,500	1,584

GA Global Funding Trust
5.500% due 01/08/2029	3,000	3,076
5.900% due 01/13/2035	6,100	6,191

Global Atlantic Fin Co.
4.400% due 10/15/2029	3,000	2,913

GLP Capital LP
3.250% due 01/15/2032	1,500	1,321
5.300% due 01/15/2029	600	607
5.375% due 04/15/2026	600	601
5.625% due 09/15/2034	1,500	1,496
6.250% due 09/15/2054	2,000	1,954
6.750% due 12/01/2033	1,500	1,603

Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	10,000	9,003
4.482% due 08/23/2028 •	10,000	10,015
5.330% due 07/23/2035 •	4,700	4,743
5.536% due 01/28/2036 •	13,000	13,336
5.851% due 04/25/2035 •	4,000	4,197
6.249% due 03/15/2028 ~	3,000	3,058

Golub Capital BDC, Inc.
6.000% due 07/15/2029	6,000	6,084

Golub Capital Private Credit Fund
5.875% due 05/01/2030	2,000	1,998

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	1,500	1,473

Greengrove RE Ltd.
12.044% due 04/08/2032 ~	400	400

50	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		$2,500	$2,502

Hardwood Funding LLC
5.160% due 06/07/2032 «(k)		1,500	1,518
5.330% due 06/07/2035 «(k)		700	709

Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,754
5.500% due 04/15/2035		4,850	4,803

HSBC Holdings PLC
4.755% due 06/09/2028 •		2,500	2,510
5.402% due 08/11/2033 •		4,200	4,310
5.546% due 03/04/2030 •		4,000	4,120
5.719% due 03/04/2035 •		7,100	7,366
6.254% due 03/09/2034 •		10,000	10,703

ING Groep NV
3.875% due 05/16/2027 •(g)(i)		600	559
4.250% due 05/16/2031 •(g)(i)		600	503
5.335% due 03/19/2030 •		10,000	10,257

Integrity Re Ltd.
21.308% due 06/08/2026 ~		2,000	2,088

Invitation Homes Operating Partnership LP
4.875% due 02/01/2035		1,000	969
5.450% due 08/15/2030		5,000	5,181

Jackson National Life Global Funding
5.315% due 01/14/2028 ~		3,100	3,112

Jane Street Group
7.125% due 04/30/2031		1,500	1,579

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		3,600	3,866

JPMorgan Chase & Co.
2.963% due 01/25/2033 •		2,500	2,248
4.565% due 06/14/2030 •		12,000	12,055
5.350% due 06/01/2034 •		17,500	18,010
5.572% due 04/22/2036 •		14,000	14,514
5.766% due 04/22/2035 •		9,000	9,459

KBC Group NV
6.324% due 09/21/2034 •		5,000	5,360

Kilroy Realty LP
3.050% due 02/15/2030		2,000	1,811

Kizuna RE Pte. Ltd.
7.044% due 04/09/2029 ~		603	614

KKR Financial Holdings LLC
5.400% due 05/23/2033		6,000	5,780

KKR Group Finance Co. LLC
4.850% due 05/17/2032		1,500	1,494

Ladder Capital Finance Holdings LLLP
5.500% due 08/01/2030 (c)		1,400	1,410

Lazard Group LLC
6.000% due 03/15/2031		1,500	1,576

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		4,000	3,896
4.300% due 02/01/2061		4,800	2,909

Lineage OP LP
5.250% due 07/15/2030		2,200	2,214

Lion RE DAC
6.409% due 07/16/2025 •	EUR	500	589

Lloyds Banking Group PLC
4.976% due 08/11/2033 •(l)		$8,500	8,429
5.871% due 03/06/2029 •		5,000	5,170
7.500% due 09/27/2025 •(g)(i)		5,000	5,026

Low Income Investment Fund
3.711% due 07/01/2029		2,500	2,352

LPL Holdings, Inc.
5.150% due 06/15/2030		4,200	4,254
5.750% due 06/15/2035		900	911
6.750% due 11/17/2028		5,000	5,334

Lseg U.S. Fin Corp.
5.297% due 03/28/2034		1,500	1,542

LXP Industrial Trust
2.375% due 10/01/2031		5,800	4,901

Main Street Capital Corp.
6.950% due 03/01/2029		3,100	3,227

Maple Grove Funding Trust
4.161% due 08/15/2051		5,500	3,738

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marex Group PLC
5.829% due 05/08/2028		$4,000	$4,053

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		3,250	2,892

Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029		1,500	1,432
5.354% due 09/13/2028 •		2,500	2,554

MMcapS Funding Ltd.
4.854% (US0003M + 0.290%) due 12/26/2039 ~		509	491

MMIFS Re Ltd.
5.548% due 01/10/2033 ~	CAD	250	184

Morgan Stanley
0.000% due 04/02/2032 þ(k)		$9,000	6,247
2.511% due 10/20/2032 •		1,700	1,489
3.622% due 04/01/2031 •		3,000	2,878
5.164% due 04/20/2029 •		2,000	2,040
5.173% due 01/16/2030 •		3,000	3,063
5.664% due 04/17/2036 •		15,000	15,550
6.296% due 10/18/2028 •		19,500	20,317

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032		1,200	1,247

Nature Coast Re Ltd.
14.044% due 04/10/2033 ~		300	301

NatWest Group PLC
4.600% due 06/28/2031 •(g)(i)		200	176
5.778% due 03/01/2035 •		8,700	9,039

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,295
5.300% due 09/13/2027		1,400	1,381

NMI Holdings, Inc.
6.000% due 08/15/2029		4,500	4,623

Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,914
5.842% due 01/18/2028		1,500	1,547
6.070% due 07/12/2028		3,100	3,236

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)		5,000	4,503
6.625% due 03/26/2026 •(g)(i)		5,600	5,646

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,300	1,332

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		3,350	3,367

Orange Capital RE DAC
8.323% due 01/17/2029 ~	EUR	250	294

Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	6,820

Palm RE Ltd.
12.058% due 06/07/2032 ~		250	251

Polestar Re Ltd.
14.794% due 01/07/2028 ~		600	619
17.544% due 01/07/2027 ~		2,300	2,403

Preferred Term Securities Ltd.
4.880% (US0003M + 0.300%) due 03/22/2037 ~		1,512	1,395

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		4,400	4,522

Prudential Financial, Inc.
6.500% due 03/15/2054 •		2,800	2,883

Quercus Re DAC
10.176% due 01/06/2031 ~	EUR	250	302

Realty Income Corp.
3.250% due 01/15/2031		$2,100	1,969
4.450% due 09/15/2026		700	701
5.125% due 04/15/2035		1,300	1,302

Sammons Financial Group Global Funding
5.100% due 12/10/2029		1,500	1,533

Sammons Financial Group, Inc.
6.875% due 04/15/2034		7,590	8,145

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,851
6.499% due 03/09/2029 •		1,700	1,773
6.565% due 06/12/2029 •		3,000	3,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		$2,300	$2,054
6.534% due 01/10/2029 •		8,000	8,352
6.833% due 11/21/2026 •		3,000	3,025

Selective Insurance Group, Inc.
5.900% due 04/15/2035		2,500	2,558

Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	3,009
6.125% due 07/15/2030		1,000	1,019

Societe Generale SA
6.446% due 01/10/2029 •		3,300	3,434

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		8,000	8,042

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,120
5.766% due 01/13/2033		3,000	3,157

Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		600	620
11.558% due 06/07/2032 ~		300	313
13.308% due 06/05/2031 ~		250	256

Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,657
6.950% due 01/30/2044		300	267

UBS AG
5.000% due 07/09/2027		3,500	3,555

UBS Group AG
6.301% due 09/22/2034 •		15,500	16,652
6.373% due 07/15/2026 •		1,600	1,602
9.016% due 11/15/2033 •		2,100	2,597

Ursa Re Ltd.
11.794% due 02/22/2028 ~		1,000	1,006

Ventas Realty LP
5.000% due 01/15/2035		2,500	2,459

Veraison Re Ltd.
9.294% due 03/08/2033 ~		250	250

VICI Properties LP
3.750% due 02/15/2027		100	99
4.125% due 08/15/2030		500	480
5.750% due 02/01/2027		280	284
5.750% due 04/01/2034		1,000	1,023
6.125% due 04/01/2054		1,000	984

Vitality Re Ltd.
6.044% due 01/08/2030 ~		250	250
8.044% due 01/08/2030 ~		250	251

Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	935
4.897% due 07/25/2033 •		21,000	21,011
5.557% due 07/25/2034 •		17,000	17,551
5.605% due 04/23/2036 •		6,000	6,196

Windmill Re DAC
7.599% due 07/05/2028 ~	EUR	250	297

Winston RE Ltd.
10.808% due 02/21/2028 ~		$250	254
16.044% due 02/26/2027 ~		4,000	4,206

			955,119

INDUSTRIALS 5.4%

Air Canada
3.875% due 08/15/2026		1,000	991

Air Canada Pass-Through Trust
3.300% due 07/15/2031		600	563
5.250% due 10/01/2030		1,416	1,431

American Airlines Pass-Through Trust
3.375% due 11/01/2028		6,768	6,602
3.700% due 04/01/2028		1,428	1,403

American Airlines, Inc.
5.500% due 04/20/2026		300	299
5.750% due 04/20/2029		1,400	1,400

Amrize Finance U.S. LLC
4.950% due 04/07/2030		2,000	2,028

Ashtead Capital, Inc.
5.800% due 04/15/2034		3,000	3,072

Bacardi Ltd.
5.150% due 05/15/2038		1,200	1,110

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
4.375% due 12/15/2028	$4,402	$4,362
6.375% due 11/21/2030	1,000	1,063
6.500% due 11/21/2033	2,450	2,628
6.875% due 11/21/2053	1,500	1,594

Boeing Co.
3.625% due 02/01/2031	3,000	2,828
6.259% due 05/01/2027	1,300	1,338
6.298% due 05/01/2029	1,700	1,798
6.388% due 05/01/2031	1,300	1,398
6.528% due 05/01/2034	1,100	1,196
6.858% due 05/01/2054	1,800	1,972
7.008% due 05/01/2064	1,000	1,099

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	1,700	1,730

Bowdoin College
4.693% due 07/01/2112	3,400	2,675

Broadcom, Inc.
2.450% due 02/15/2031	10,000	8,945
4.000% due 04/15/2029	2,000	1,973
4.150% due 04/15/2032	2,000	1,928
4.926% due 05/15/2037	2,000	1,942

California Institute of Technology
4.283% due 09/01/2116	3,000	2,144

CDW LLC
5.550% due 08/22/2034	2,600	2,596

Centene Corp.
3.000% due 10/15/2030	1,500	1,341

Charter Communications Operating LLC
2.800% due 04/01/2031	2,100	1,873
6.384% due 10/23/2035	2,000	2,102

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,000	1,794

Cheniere Energy, Inc.
5.650% due 04/15/2034	3,000	3,074

Choice Hotels International, Inc.
3.700% due 01/15/2031	2,000	1,856
5.850% due 08/01/2034	3,500	3,530

Claremont Mckenna College
3.775% due 01/01/2122	3,000	1,901

Dell International LLC
5.300% due 10/01/2029	4,400	4,530
5.750% due 02/01/2033	1,500	1,577

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	981	924

Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,251
4.500% due 10/20/2025	500	499
4.750% due 10/20/2028	2,000	2,006

Diamondback Energy, Inc.
5.550% due 04/01/2035	2,700	2,731

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	1,500	1,352

Enbridge, Inc.
6.200% due 11/15/2030	2,150	2,301

Energy Transfer LP
5.250% due 07/01/2029	11,500	11,785
5.550% due 02/15/2028	2,500	2,573
5.700% due 04/01/2035	1,100	1,121
6.000% due 06/15/2048	5,000	4,806

Eni SpA
5.750% due 05/19/2035	2,500	2,558

Essent Group Ltd.
6.250% due 07/01/2029	2,200	2,280

Expedia Group, Inc.
3.250% due 02/15/2030	2,200	2,076

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,000	993

Flex Intermediate Holdco LLC
4.317% due 12/30/2039	2,700	2,134

Flex Ltd.
5.250% due 01/15/2032	2,100	2,124

GE Capital Funding LLC
4.550% due 05/15/2032	1,500	1,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgetown University
5.215% due 12/31/2099	$6,560	$5,778

Global Payments, Inc.
5.400% due 08/15/2032	5,100	5,209

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,328
6.103% due 08/23/2042	1,400	1,402

HCA, Inc.
3.625% due 03/15/2032	3,000	2,768
5.250% due 03/01/2030	1,600	1,641
5.500% due 03/01/2032	3,300	3,407
5.500% due 06/01/2033	2,200	2,253
5.750% due 03/01/2035	1,000	1,029

Imperial Brands Finance PLC
6.125% due 07/27/2027	3,000	3,098

Kraft Heinz Foods Co.
4.375% due 06/01/2046	4,000	3,238

Las Vegas Sands Corp.
3.500% due 08/18/2026	1,100	1,086

Mars, Inc.
5.000% due 03/01/2032	2,500	2,534
5.200% due 03/01/2035	2,500	2,531

Micron Technology, Inc.
5.375% due 04/15/2028	1,900	1,954

MPLX LP
5.000% due 03/01/2033	2,100	2,072

MSCI, Inc.
3.875% due 02/15/2031	100	94

National Football League
4.780% due 10/05/2030 «(k)	4,500	4,509
5.250% due 10/05/2034 «(k)	5,500	5,522
5.420% due 10/05/2037 «(k)	2,100	2,111

National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,516
5.500% due 03/15/2030	2,100	2,159

NetApp, Inc.
5.500% due 03/17/2032	1,000	1,030
5.700% due 03/17/2035	1,600	1,644

New York & Presbyterian Hospital
4.763% due 08/01/2116	3,000	2,414

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,500	2,402

NXP BV
5.000% due 01/15/2033	900	898

Occidental Petroleum Corp.
5.200% due 08/01/2029	1,200	1,205
6.125% due 01/01/2031 (k)	5,000	5,180

Oracle Corp.
4.900% due 02/06/2033	1,000	1,003

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,177

Petroleos Mexicanos
6.490% due 01/23/2027	311	310
6.700% due 02/16/2032	4,600	4,278

Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,845
5.250% due 08/09/2034	3,100	3,140

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,235
6.750% due 03/01/2033	300	310

Smith & Nephew PLC
5.400% due 03/20/2034	7,000	7,103

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	3,700	3,663

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	500	443
4.100% due 10/01/2029	638	586

T-Mobile USA, Inc.
2.700% due 03/15/2032	2,500	2,204

Targa Resources Corp.
5.500% due 02/15/2035	1,150	1,155
6.125% due 03/15/2033	3,000	3,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable LLC
6.550% due 05/01/2037	$600	$620
7.300% due 07/01/2038	2,500	2,728

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	1,489	1,443

United Airlines Pass-Through Trust
2.700% due 11/01/2033	303	271
3.100% due 01/07/2030	846	809
3.450% due 01/07/2030	2,538	2,428
4.550% due 08/25/2031	1,779	1,672
5.450% due 08/15/2038	1,983	2,008
5.875% due 04/15/2029	1,113	1,137

Vale Overseas Ltd.
6.400% due 06/28/2054	4,000	3,935

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	6,100	5,651

Venture Global LNG, Inc.
7.000% due 01/15/2030	5,600	5,666

Vmed O2 U.K. Financing PLC
7.750% due 04/15/2032	3,400	3,537

VMware LLC
2.200% due 08/15/2031	2,000	1,737

Wesleyan University
4.781% due 07/01/2116	3,248	2,537

Western Midstream Operating LP
5.450% due 11/15/2034	1,700	1,667

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,149
5.611% due 03/11/2034	2,000	2,072

Woodside Finance Ltd.
5.100% due 09/12/2034	13,550	13,128
5.700% due 05/19/2032	4,700	4,787

		303,300

UTILITIES 2.3%

AES Corp.
5.800% due 03/15/2032	8,000	8,127

Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028	1,700	1,723

Edison International
5.750% due 06/15/2027	1,750	1,763

Electricite de France SA
5.950% due 04/22/2034	4,000	4,173
6.000% due 04/22/2064	4,000	3,793

Enel Finance International NV
7.500% due 10/14/2032	2,000	2,281

Eversource Energy
5.950% due 02/01/2029	4,400	4,597

NGPL PipeCo LLC
3.250% due 07/15/2031	1,500	1,338

NiSource, Inc.
1.700% due 02/15/2031	6,100	5,226

Oncor Electric Delivery Co. LLC
5.150% due 05/01/2029 «(k)	12,000	12,195

ONEOK, Inc.
6.050% due 09/01/2033	6,000	6,298

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,085
4.950% due 07/01/2050	6,700	5,407
5.550% due 05/15/2029	3,000	3,049
5.800% due 05/15/2034	3,000	3,001
5.900% due 06/15/2032	1,500	1,532
6.000% due 08/15/2035	3,200	3,237
6.150% due 01/15/2033	2,200	2,267
6.700% due 04/01/2053	2,200	2,209
6.950% due 03/15/2034	2,000	2,154

PacifiCorp
7.375% due 09/15/2055 •	5,500	5,731

PPL Capital Funding, Inc.
5.250% due 09/01/2034	2,000	2,018

Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,830
5.725% due 03/15/2035	1,500	1,510

52	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
4.000% due 04/01/2047	$2,750	$1,978
4.650% due 10/01/2043	150	121
6.000% due 01/15/2034	3,600	3,694

Southern California Gas Co.
2.550% due 02/01/2030	1,700	1,563

Texas Electric Market Stabilization Funding N LLC
5.057% due 08/01/2048	15,500	14,464

Toledo Edison Co.
2.650% due 05/01/2028	2,918	2,736

Verizon Communications, Inc.
2.850% due 09/03/2041	3,000	2,127
4.400% due 11/01/2034	4,500	4,273
4.780% due 02/15/2035	4,900	4,776

Vistra Operations Co. LLC
6.950% due 10/15/2033	5,000	5,495

		129,771

Total Corporate Bonds & Notes (Cost $1,370,363)		1,388,190

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.2%

California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	5,000	5,951

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,755
3.714% due 06/01/2041	8,000	6,125

		14,831

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	5,343	5,716

INDIANA 0.1%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
5.928% due 07/01/2053	8,000	7,691

MINNESOTA 0.2%

Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	6,250	6,361
5.532% due 01/01/2034	5,000	5,111

		11,472

NEW YORK 0.1%

New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	4,180	4,384

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	500	484

		4,868

TEXAS 0.1%

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
3.922% due 12/31/2049	4,200	3,282

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	3,355	3,079

Total Municipal Bonds & Notes (Cost $52,391)		50,939

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 56.9%

Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	$58	$50
0.812% due 05/25/2042 •	134	100
1.580% due 09/25/2042 •(a)	17,773	2,566
2.000% due 04/25/2040 •(a)	24	2
2.780% due 05/25/2036 •(a)	532	56
3.000% due 03/25/2033 - 02/25/2043	1	1
3.500% due 06/25/2042	399	365
4.000% due 10/01/2026 - 07/01/2044	615	597
4.500% due 10/01/2035 - 06/01/2051	795	771
5.000% due 05/01/2034 - 11/01/2039	729	732
5.330% due 04/01/2032	1,176	1,229
5.500% due 12/01/2031 - 04/01/2039	439	442
6.000% due 05/25/2031 - 09/01/2037	406	417
6.048% due 12/01/2028 •	92	92
6.405% due 11/01/2035 •	2	2
6.500% due 01/01/2036 - 05/01/2038	26	28
6.696% due 01/25/2036 •	59	59
6.945% due 04/01/2036 •	3	3
7.000% due 04/01/2037 - 03/01/2038	37	38
7.343% due 09/01/2034 •	17	18
7.500% due 10/01/2037	53	57

Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	259	238
0.000% due 06/15/2042 •	50	24
0.000% due 11/15/2048 •(a)	15,851	527
0.532% due 12/15/2040 •(a)	875	54
0.612% due 05/15/2041 •	579	486
2.210% due 06/15/2040 ~(a)	5,357	449
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 12/15/2028 (a)	25	0
3.500% due 10/01/2033 - 03/01/2042	54	53
4.000% due 09/01/2033 - 06/01/2049	5,767	5,486
4.500% due 02/01/2034 - 11/01/2044	2,609	2,575
5.000% due 05/15/2033 - 07/15/2041	280	281
5.250% due 04/15/2033	17	17
5.306% due 06/25/2055 «•	13,000	13,016
5.500% due 08/01/2025 - 10/01/2037	535	542
6.000% due 12/01/2034 - 08/01/2037	73	75
6.500% due 01/01/2037 - 07/01/2037	12	12
6.939% due 12/01/2031 •	22	23
7.480% due 07/01/2036 •	2	2
7.512% due 05/15/2033 •	17	19

Ginnie Mae
2.000% due 08/20/2030	457	440
3.000% due 08/20/2026 - 07/15/2029	5,436	5,372
3.500% due 12/20/2040 - 03/20/2047	7,172	6,593
4.000% due 09/20/2040 - 06/15/2047	11,478	10,845
4.500% due 08/20/2038 - 02/20/2047	1,207	1,173
4.750% due 01/20/2035	53	53
5.000% due 03/20/2034 - 04/20/2040	251	250
5.500% due 04/16/2034 - 11/20/2038	24	24
6.000% due 08/20/2038 - 02/20/2039	46	45
6.500% due 12/20/2038	11	11

Ginnie Mae, TBA
2.500% due 08/01/2055	95,000	80,726
3.000% due 07/01/2055 - 08/01/2055	132,000	116,755
3.500% due 07/01/2055	102,800	93,473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennessee Valley Authority
5.250% due 02/01/2055	$10,000	$9,776

Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,322

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	32,081	29,724
4.000% due 10/01/2025 - 09/01/2052	77,524	72,433
4.500% due 06/01/2039 - 10/01/2053	231,395	221,908
5.000% due 09/01/2052 - 10/01/2053	329,214	324,003
5.500% due 07/01/2053 - 02/01/2055	509,338	509,936
6.000% due 11/01/2053 - 04/01/2055	768,519	785,170
6.500% due 10/01/2053 - 02/01/2054	78,021	80,866

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055 - 08/01/2055	366,066	316,770
4.000% due 07/01/2055 - 08/01/2055	185,000	172,010
4.500% due 08/01/2055	218,700	209,118
5.000% due 08/01/2055	133,800	131,058
6.500% due 08/01/2055	16,300	16,807

Total U.S. Government Agencies (Cost $3,189,131)		3,228,167

U.S. TREASURY OBLIGATIONS 14.2%

U.S. Treasury Bonds
2.375% due 02/15/2042 (n)(p)	150,000	109,172
3.125% due 08/15/2044 (l)	206,100	162,569
3.875% due 02/15/2043 (l)(n)	318,300	285,028

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (n)	7,665	7,638
1.750% due 01/15/2034 (n)	157,777	156,482
2.125% due 01/15/2035 (l)	82,735	84,136

Total U.S. Treasury Obligations (Cost $781,472)		805,025

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

AG Trust
6.327% due 07/15/2041 •	3,279	3,289

Ajax Mortgage Loan Trust
1.698% due 05/25/2059	751	706

American Home Mortgage Investment Trust
4.794% due 12/25/2046 •	2,758	2,320

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	12,600	9,979
3.109% due 04/25/2050 «	28,821	27,744
3.109% due 08/25/2052 «	10,000	8,726

Banc of America Funding Trust
4.746% due 08/27/2036 ~	5,494	5,284

BANK
5.561% due 05/15/2068 ~	2,200	2,312

BANK5
5.769% due 06/15/2057	2,200	2,288
5.788% due 06/15/2057	4,300	4,469

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	1,000	983

BCAP LLC Trust
4.734% due 05/25/2047 •	1,339	1,217

Bear Stearns ALT-A Trust
5.074% due 04/25/2034 •	6	6

Benchmark Mortgage Trust
6.841% due 11/15/2056 ~	6,700	7,132

BMO Mortgage Trust
5.462% due 02/15/2057	2,000	2,052
5.625% due 12/15/2057 ~	3,400	3,531
5.857% due 02/15/2057	2,000	2,087

BWAY Mortgage Trust
5.676% due 09/15/2036 •	5,000	4,827

BX Commercial Mortgage Trust
5.156% due 10/15/2036 •	655	655
5.325% due 02/15/2039 •	4,185	4,185

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	$3,622	$3,264
3.250% due 09/25/2063 ~	2,645	2,372
5.605% due 06/25/2055 •	4,101	4,113

Chase Mortgage Finance Trust
6.000% due 05/25/2036	3,456	1,418

ChaseFlex Trust
6.500% due 02/25/2037	3,795	1,281

CIM Trust
5.500% due 08/25/2064 ~	10,623	10,726

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	7,065	7,042

Citigroup Mortgage Loan Trust
4.754% due 09/25/2036 •	360	341
5.234% due 08/25/2035 •	113	110

Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034	899	909

COLT Mortgage Loan Trust
6.467% due 08/25/2067 þ	1,378	1,384

COMM Mortgage Trust
3.140% due 10/10/2036	2,340	2,176
5.726% due 12/15/2038 •	5,261	5,197

Countrywide Alternative Loan Trust
4.684% due 06/25/2037 •	468	392
4.794% due 05/25/2047 •	129	119
5.072% due 12/20/2035 •	2,568	2,427
5.500% due 07/25/2035	960	678
5.500% due 08/25/2035	259	223
5.500% due 12/25/2035	612	421
5.500% due 02/25/2036	1,188	951
5.750% due 05/25/2036	355	134
6.000% due 04/25/2037	2,464	2,071
6.250% due 08/25/2036	302	160

Countrywide Home Loan Mortgage Pass-Through Trust
4.607% due 11/25/2037 ~	1,896	1,813
4.720% due 02/20/2036 ~	395	347
4.964% due 03/20/2036 ~	426	397
4.974% due 03/25/2035 •	46	43

Countrywide Home Loan Reperforming REMIC Trust
4.774% due 01/25/2036 •	729	689

Credit Suisse First Boston Mortgage Securities Corp.
5.089% due 11/25/2031 •	24	14
5.387% due 11/25/2034 ~	15	14

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.784% due 02/25/2061 ~	1,440	1,427
3.962% due 09/25/2057 ~	1,000	945
4.118% due 12/27/2060 ~	1,752	1,747
4.197% due 07/27/2061 ~	2,565	2,544
5.500% due 03/25/2037	669	299
5.826% due 07/15/2038 •	1,000	902
6.000% due 07/25/2037	311	270
6.421% due 10/25/2037 ~	2,739	1,591

Deutsche Alt-A Securities Mortgage Loan Trust
4.914% due 01/25/2047 •	3,300	2,884

Deutsche Alt-B Securities Mortgage Loan Trust
5.431% due 02/25/2036 ~	106	97
5.665% due 02/25/2036 ~	982	899

EQUS Mortgage Trust
5.331% due 10/15/2038 •	4,699	4,700

GS Mortgage Securities Corp. Trust
5.559% due 07/15/2035 •	1,298	870

GSMPS Mortgage Loan Trust
4.784% due 01/25/2036 •	1,606	1,300

GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~	5	4
4.729% due 01/25/2036 ~	791	741
6.000% due 03/25/2036	4,030	1,336
6.500% due 05/25/2036	543	206
7.323% due 09/25/2034 ~	88	89

HarborView Mortgage Loan Trust
4.812% due 01/19/2038 •	2,469	2,168
4.842% due 12/19/2036 •	2,009	1,577
4.972% due 03/19/2035 •	695	706

IndyMac INDX Mortgage Loan Trust
4.004% due 09/25/2036 ~	1,382	886

JP Morgan Alternative Loan Trust
5.593% due 12/25/2035 ~	398	276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	$2,210	$2,041
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 ~	3,700	3,642
5.158% due 04/15/2037 •	1,953	1,932
5.505% due 07/05/2033 •	1,777	1,733
7.235% due 10/05/2040	2,000	2,129

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	4,713	4,592
5.308% due 02/25/2036 ~	579	405
5.479% due 07/25/2035 ~	9	9
6.000% due 08/25/2037	768	334
6.500% due 01/25/2036	4,906	2,495

Key Commercial Mortgage Securities Trust
2.233% due 09/16/2052	10,000	8,952

Legacy Mortgage Asset Trust
5.250% due 07/25/2067	1,629	1,627
5.750% due 07/25/2061	1,002	999
5.892% due 10/25/2066	1,340	1,341

Lehman XS Trust
4.794% due 12/25/2036 •	1,860	1,805
4.814% due 11/25/2046 •	2,285	2,014
5.399% due 11/25/2035 •	3	3

Lux Trust
7.002% due 08/15/2040 •	3,200	3,227

MASTR Adjustable Rate Mortgages Trust
3.499% due 04/25/2034 ~	140	122
6.559% due 12/25/2035 •	2,482	2,430

Merrill Lynch Mortgage Investors Trust
4.994% due 07/25/2029 •	28	28
5.364% due 05/25/2029 ~	7	6

MFA Trust
1.014% due 01/26/2065 ~	1,071	1,009
1.324% due 01/26/2065 ~	292	276
1.381% due 04/25/2065 ~	1,390	1,350
1.632% due 01/26/2065 ~	561	532
1.638% due 04/25/2065 ~	575	557
6.775% due 10/25/2058 þ	1,004	1,015

MHC Commercial Mortgage Trust
5.227% due 04/15/2038 •	725	725

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,438	1,402
2.750% due 08/25/2059 ~	439	425

MKT Mortgage Trust
2.694% due 02/12/2040	5,000	4,423

Morgan Stanley Capital Trust
3.912% due 09/09/2032	2,100	1,865

Morgan Stanley Mortgage Loan Trust
6.075% due 06/25/2036 ~	1,865	1,827

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	3,260	2,860
5.526% due 08/15/2038 •	900	870

New Residential Mortgage Loan Trust
6.864% due 10/25/2063	6,001	6,065

New York Mortgage Trust Loan Trust
4.670% due 08/25/2061 þ	2,591	2,574

NLT Trust
3.200% due 10/25/2062 ~	2,775	2,535

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.934% due 06/25/2037 •	4,672	3,899

Nomura Resecuritization Trust
6.500% due 10/26/2037	1,780	735

OBX Trust
6.120% due 11/25/2062 ~	4,368	4,366
6.129% due 12/25/2063 þ	5,067	5,110
6.567% due 06/25/2063 þ	2,495	2,515
7.159% due 10/25/2063 þ	2,576	2,621

One New York Plaza Trust
5.376% due 01/15/2036 •	6,100	5,934

OPEN Trust
7.401% due 11/15/2040 •	2,059	2,064

RBSGC Mortgage Loan Trust
4.814% due 12/25/2034 •	1,096	1,002

RCKT Mortgage Trust
5.582% due 12/25/2044 þ	3,225	3,241

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,093	896

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/25/2036		$882	$738
6.500% due 07/25/2037		1,821	1,504

Residential Asset Securitization Trust
4.984% due 08/25/2033 •		17	16
5.500% due 08/25/2034		1,078	1,043

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036		381	326

Sequoia Mortgage Trust
5.132% due 07/20/2033 •		9	9
5.190% due 02/20/2035 •		239	229

SMRT Commercial Mortgage Trust
5.312% due 01/15/2039 •		2,350	2,342

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~		594	557
1.439% due 11/25/2055 ~		293	278
1.593% due 11/25/2055 ~		379	360

Thornburg Mortgage Securities Trust
5.522% due 10/25/2046 •		651	619
5.999% due 06/25/2037 •		148	127

Towd Point Mortgage Trust
3.250% due 07/25/2058 ~		1,856	1,836
4.518% due 10/25/2064 ~		4,520	4,516

Verus Securitization Trust
1.824% due 11/25/2066 ~		2,295	2,100
6.443% due 08/25/2068		3,054	3,077
6.665% due 09/25/2068 þ		4,652	4,709
6.876% due 11/25/2068 ~		2,262	2,296

WaMu Mortgage Pass-Through Certificates Trust
3.775% due 01/25/2037 ~		2,076	1,808
4.358% due 07/25/2037 ~		1,800	1,653
5.899% due 10/25/2046 •		899	843

Washington Mutual Mortgage Pass-Through Certificates Trust
4.114% due 10/25/2036		7,036	2,384
4.954% due 12/25/2035 •		5,710	5,039
5.369% due 05/25/2046 •		327	286

Wells Fargo Mortgage-Backed Securities Trust
6.551% due 12/28/2037 ~		1,107	999
6.558% due 08/25/2036 ~		218	203

Worldwide Plaza Trust
3.526% due 11/10/2036		8,900	6,327

WSTN Trust
6.518% due 07/05/2037 ~		3,500	3,553

Total Non-Agency Mortgage-Backed Securities (Cost $345,266)			327,908

ASSET-BACKED SECURITIES 11.7%

AUTOMOBILE ABS OTHER 0.2%

Chesapeake Funding LLC
5.074% due 05/15/2036 •		3,302	3,301

GLS Auto Receivables Issuer Trust
5.770% due 11/15/2028		3,000	3,030

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,700	1,730
6.400% due 03/17/2031		1,700	1,761

			9,822

AUTOMOBILE SEQUENTIAL 0.5%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,066
6.020% due 02/20/2030		7,500	7,852

Carvana Auto Receivables Trust
5.900% due 08/10/2027		1,223	1,225

First Help Financial Trust
6.570% due 06/15/2028		267	269

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	3,012	2,245

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036		$3,600	3,771

LAD Auto Receivables Trust
6.240% due 06/15/2028		5,000	5,073

Octane Receivables Trust
6.440% due 03/20/2029		701	707

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032		292	294

54	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCCU Auto Receivables Trust
5.700% due 10/16/2028	$1,300	$1,313
5.700% due 08/15/2029	600	616

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	1,743	1,751

		30,182

CMBS OTHER 0.9%

ACREC Ltd.
5.579% due 10/16/2036 •	802	800

BDS LLC
5.599% due 10/21/2042 •	3,200	3,189

BSPRT Issuer Ltd.
5.746% due 12/15/2038 •	1,595	1,599
6.608% due 07/15/2039 •	1,244	1,248

BXMT Ltd.
6.328% due 11/15/2037 •	2,579	2,576

Greystone Commercial Real Estate LLC
5.793% due 01/15/2043 •	7,350	7,360

KREF Ltd.
5.768% due 02/17/2039 •	1,075	1,078

LoanCore Issuer Ltd.
5.726% due 11/15/2038 •	1,387	1,389

MF1 LLC
5.635% due 02/18/2040 •	4,400	4,394
6.055% due 03/19/2039 •	2,500	2,511

MF1 Ltd.
5.668% due 02/19/2037 •	8,447	8,455
6.128% due 12/15/2035 •	1,087	1,089

PFP Ltd.
6.144% due 09/17/2039 •	5,376	5,395

Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •	4,648	4,634

TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •	3,498	3,494
5.964% due 02/15/2039 •	4,419	4,428

		53,639

HOME EQUITY OTHER 2.7%

ABFC Trust
4.714% due 10/25/2036 •	972	896
4.914% due 09/25/2036 •	3,701	3,658

ACE Securities Corp. Home Equity Loan Trust
4.934% due 10/25/2036 •	4,221	1,660

Aegis Asset-Backed Securities Trust
5.154% due 08/25/2035 •	58	57

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •	3,352	3,174

Argent Securities Trust
4.814% due 03/25/2036 •	3,112	2,873

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.894% due 01/25/2036 •	4,446	4,248

Asset-Backed Securities Corp. Home Equity Loan Trust
5.139% due 11/25/2035 •	1,174	1,182
5.244% due 06/25/2034 •	2,091	2,129
5.259% due 04/25/2034 •	600	625
7.651% due 08/15/2032 •	245	232

Bear Stearns Asset-Backed Securities Trust
4.894% due 11/25/2036 •	3,200	3,104
5.334% due 03/25/2034 •	1,613	1,690
5.409% due 12/25/2034 •	1,407	1,438
5.559% due 03/25/2035 •	130	130

Carrington Mortgage Loan Trust
4.594% due 10/25/2036 •	2,196	1,667
4.694% due 02/25/2037 •	3,405	3,297
5.484% due 05/25/2035 •	2,983	2,894

CIT Mortgage Loan Trust
6.684% due 10/25/2037 •	3,576	3,614

Citigroup Mortgage Loan Trust
4.754% due 09/25/2036 •	1,030	787

Citigroup Mortgage Loan Trust, Inc.
4.694% due 03/25/2037 •	194	175
5.109% due 10/25/2035 •	245	241

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.634% due 06/25/2047 •	$6,713	$5,935
4.714% due 06/25/2035 •	2,504	2,278
4.714% due 05/25/2037 •	2,284	2,175
4.874% due 09/25/2037 •	1,262	1,312
4.894% due 04/25/2047 •	6,126	5,522

EMC Mortgage Loan Trust
5.534% due 08/25/2040 •	939	945

Fremont Home Loan Trust
5.304% due 11/25/2034 •	4,908	4,421
5.484% due 11/25/2034 •	312	294

GSAA Trust
4.874% due 03/25/2047 •	2,690	921

GSAMP Trust
5.214% due 07/25/2045 •	739	740

Home Equity Mortgage Loan Asset-Backed Trust
4.624% due 07/25/2037 •	7,352	2,912
4.674% due 11/25/2036 •	6,129	4,983

JP Morgan Mortgage Acquisition Corp.
5.019% due 05/25/2035 •	883	875

JP Morgan Mortgage Acquisition Trust
4.219% due 07/25/2036 •	1,510	1,439
5.004% due 07/25/2036 •	1,100	1,085

Long Beach Mortgage Loan Trust
5.484% due 06/25/2035 •	3,303	3,241
5.584% due 09/25/2034 •	705	711

Merrill Lynch Mortgage Investors Trust
3.967% due 02/25/2037	11,899	1,351

Morgan Stanley ABS Capital, Inc. Trust
4.504% due 10/25/2036 •	67	29
4.564% due 01/25/2037 •	1,617	745
4.574% due 05/25/2037 •	98	88
4.584% due 10/25/2036 •	265	137
4.654% due 11/25/2036 •	2,634	1,252
4.934% due 07/25/2036 •	1,406	514
4.934% due 08/25/2036 •	12,463	6,214
5.094% due 11/25/2035 •	4,072	3,968
5.214% due 01/25/2035 •	68	68
5.349% due 07/25/2034 •	526	534
5.684% due 07/25/2037 •	6,420	5,710

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	2,636	862

New Century Home Equity Loan Trust
5.319% due 08/25/2034 •	570	605

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.199% due 05/25/2035 •	763	759

Option One Mortgage Loan Trust
4.614% due 04/25/2037 •	2,090	1,021
4.714% due 07/25/2036 •	1,841	1,058

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	681	686
6.147% due 06/25/2044 þ	3,550	3,584

Renaissance Home Equity Loan Trust
5.194% due 11/25/2035 •	732	667
5.586% due 11/25/2036	662	214
5.608% due 05/25/2036 þ	13,820	5,997
5.812% due 11/25/2036 þ	12,195	4,105
5.893% due 06/25/2037	2,722	703
6.115% due 08/25/2036 þ	8,664	3,253
6.120% due 11/25/2036	1,166	414

Residential Asset Mortgage Products Trust
4.944% due 03/25/2036 •	998	982

Residential Asset Securities Corp. Trust
4.654% due 02/25/2037 •	3,553	3,470

Saxon Asset Securities Trust
1.540% due 03/25/2035 •	178	158
1.814% due 05/25/2035 •	595	486
6.159% due 12/26/2034 •	1,773	1,417
6.184% due 12/25/2037 •	425	407

Securitized Asset-Backed Receivables LLC Trust
5.214% due 02/25/2034 •	1,702	1,757

Soundview Home Loan Trust
4.684% due 07/25/2037 •	3,128	2,549

Structured Asset Investment Loan Trust
4.779% due 07/25/2036 •	4,353	2,499
5.064% due 11/25/2035 •	1,463	1,436
5.139% due 03/25/2034 •	1,429	1,483
5.934% due 11/25/2034 •	2,075	2,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
5.304% due 07/25/2035 •	$32	$54
5.469% due 07/25/2035 •	2,915	2,973

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	3,900	3,900
6.125% due 02/25/2064 ~	682	688

WaMu Asset-Backed Certificates WaMu Trust
4.659% due 05/25/2037 •	1,630	1,530

Wells Fargo Home Equity Asset-Backed Securities Trust
5.184% due 12/25/2035 •	1,522	1,517
6.984% due 04/25/2035 •	131	133

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.034% due 04/25/2034 •	52	51

		153,861

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.754% due 01/25/2037 •	1,688	929

WHOLE LOAN COLLATERAL 0.5%

Citigroup Mortgage Loan Trust
6.664% due 05/25/2036 þ	3,981	1,438

Citigroup Mortgage Loan Trust, Inc.
5.334% due 01/25/2036 •	1,780	1,765

First Franklin Mortgage Loan Trust
4.654% due 12/25/2037 •	1,852	1,784
4.754% due 10/25/2036 •	2,945	1,927
5.034% due 11/25/2035 •	172	169
5.259% due 05/25/2034 •	1,073	1,050
5.619% due 12/25/2034 •	1,475	1,489
5.859% due 10/25/2034 •	692	695

GSAMP Trust
5.184% due 01/25/2034 •	715	721
6.309% due 08/25/2034 •	4,885	4,248

Lehman XS Trust
4.702% due 06/25/2036 þ	1,447	1,418
6.260% due 11/25/2035 þ	2,929	1,276

PRET LLC
4.744% due 07/25/2051 þ	797	793
5.487% due 10/25/2051 ~	803	803

Residential Asset Mortgage Products Trust
4.514% due 03/25/2032 •	779	677

Securitized Asset-Backed Receivables LLC Trust
5.014% due 12/25/2035 •	1,232	1,207

Specialty Underwriting & Residential Finance Trust
4.734% due 09/25/2037 •	5,627	3,864

		25,324

OTHER ABS 6.9%

522 Funding CLO Ltd.
5.571% due 10/20/2031 •	1,423	1,425

Aaset Trust
2.798% due 01/15/2047	2,029	1,891

ACHV ABS Trust
5.900% due 04/25/2031	120	121

ALESCO Preferred Funding Ltd.
5.335% due 09/23/2038 •	2,090	2,001

Anchorage Capital CLO Ltd.
5.369% due 01/20/2035 •	2,000	1,995
5.969% due 04/20/2037 •	9,100	9,120

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	2,000	1,904
2.871% due 01/28/2039	2,400	2,277
2.875% due 07/27/2039	2,000	1,879
3.000% due 01/21/2040	2,000	1,864
3.177% due 10/25/2038	2,000	1,918
3.619% due 04/25/2038	2,200	2,165
3.793% due 10/25/2037	910	893
3.900% due 07/28/2037	8,867	8,704
4.430% due 07/25/2037	3,251	3,220
4.620% due 04/25/2037	1,610	1,599

Apex Credit CLO Ltd.
6.069% due 04/20/2036 •	4,900	4,915

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
5.622% due 07/16/2031 •	$1,513	$1,516

APL Finance DAC
7.000% due 07/21/2031	2,344	2,366

Apollo Aviation Securitization Equity Trust
5.522% due 02/16/2050 «	7,300	7,362

Ares CLO Ltd.
5.433% due 10/28/2034 •	4,200	4,205
5.600% due 04/17/2033 •	6,700	6,722

Ascent Education Funding Trust
6.140% due 10/25/2050	534	546

Atlantic Avenue Ltd.
5.529% due 01/20/2035 •	5,800	5,798

Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •	2,900	2,898
5.717% due 10/24/2031 •	1,486	1,488

Bain Capital Credit CLO Ltd.
5.269% due 04/23/2035 •	8,000	7,976
5.299% due 10/21/2034 •	6,550	6,519
5.335% due 07/24/2034 •	1,800	1,793
5.469% due 10/20/2034 •	7,440	7,458
5.741% due 07/16/2034 •	1,000	1,003
5.911% due 07/16/2034 •	1,500	1,503

Benefit Street Partners CLO Ltd.
5.619% due 04/20/2034 •	6,400	6,410

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •	8,300	8,333

BlueMountain CLO Ltd.
5.472% due 10/25/2030 •	2,263	2,265

Canyon CLO Ltd.
5.336% due 07/15/2034 •	2,000	2,002

Capital Automotive Reit
5.750% due 09/15/2053	4,694	4,729

Capital Street Master Trust
5.654% due 10/16/2028 •	7,500	7,502

Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •	5,600	5,606

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043	210	204

CBAM Ltd.
5.561% due 04/17/2031 •	1,057	1,059

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039	2,300	2,214

Daimler Trucks Retail Trust
5.390% due 01/15/2030	2,500	2,504

Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •	8,900	8,928

Diameter Credit Funding Ltd.
3.940% due 01/25/2038	900	886

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049	600	571

Diamond Issuer LLC
2.305% due 11/20/2051	1,800	1,699

Dryden CLO Ltd.
5.362% due 08/20/2034 •	6,200	6,185

Dryden Senior Loan Fund
5.419% due 10/19/2029 •	2,016	2,017

ECMC Group Student Loan Trust
5.420% due 01/27/2070 •	2,466	2,480

Elevation CLO Ltd.
5.412% due 07/25/2034 •	3,500	3,504
5.582% due 01/25/2035 •	1,300	1,301

Fortress Credit BSL Ltd.
5.369% due 07/23/2032 •	2,551	2,554

GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	512
5.870% due 06/25/2059	2,700	2,750
5.880% due 06/25/2059	620	623

Greywolf CLO Ltd.
5.502% due 04/22/2033 •	4,100	4,110

Guggenheim CLO Ltd.
5.406% due 01/15/2035 •	3,300	3,294

Home Partners of America Trust
2.200% due 01/17/2041	1,671	1,543

Horizon Aircraft Finance Ltd.
3.721% due 07/15/2039	1,454	1,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	$1,287	$1,253

KKR CLO Ltd.
5.468% due 07/15/2030 •	1,051	1,051
5.701% due 07/20/2034 •	3,520	3,528
5.701% due 02/09/2035 •	6,200	6,205

LCM Ltd.
5.336% due 10/15/2034 •	2,500	2,494

Lunar Aircraft Ltd.
3.376% due 02/15/2045	1,302	1,270

Madison Park Funding Ltd.
5.256% due 10/15/2034 •	5,650	5,657
5.319% due 10/19/2034 •	4,300	4,294

Marble Point CLO Ltd.
5.469% due 01/20/2032 •	408	408

METAL LLC
4.581% due 10/15/2042	2,325	1,546

Mountain View CLO Ltd.
5.415% due 10/15/2034 •	5,000	4,996

Navient Private Education Loan Trust
5.876% due 07/16/2040 •	519	522

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	607	570
1.330% due 04/15/2069	2,204	2,026

Navient Student Loan Trust
7.230% due 03/15/2072	1,600	1,729

Nelnet Student Loan Trust
6.640% due 02/20/2041	2,693	2,789

Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •	2,610	2,605
5.330% due 07/17/2036 •	2,600	2,598

Ocean Trails CLO
5.299% due 07/20/2034 •	5,200	5,201
5.556% due 10/15/2034 •	2,000	2,001

Octagon Investment Partners Ltd.
5.419% due 10/20/2030 •	1,200	1,201

OFSI BSL Ltd.
5.539% due 04/20/2034 •	3,000	3,004

OneMain Financial Issuance Trust
5.840% due 09/15/2036	10,200	10,440

Oportun Issuance Trust
5.860% due 02/09/2032	474	475

Pagaya AI Debt Grantor Trust
5.156% due 07/15/2032	1,000	1,003
5.331% due 01/15/2032	554	556
5.628% due 07/15/2032	6,899	6,939
5.867% due 07/15/2032	6,899	6,939

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	293	295

Pagaya AI Debt Trust
5.373% due 01/17/2033	500	501
6.258% due 10/15/2031	1,002	1,009
6.319% due 08/15/2031	421	425
6.660% due 07/15/2031	154	155

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •	363	364

Parallel Ltd.
5.366% due 07/15/2034 •	4,100	4,093

Pikes Peak CLO
5.489% due 10/11/2034 •	6,500	6,506

PK ALIFT Loan Funding LP
5.365% due 11/15/2042	5,300	5,325

Raptor Aircraft Finance LLC
4.213% due 08/23/2044	1,762	1,597

Reach ABS Trust
5.840% due 07/15/2031	1,500	1,518
5.880% due 07/15/2031	644	646
6.300% due 02/18/2031	128	129

Romark Credit Funding Ltd.
2.625% due 10/25/2039	1,000	940
5.539% due 09/15/2042	4,400	4,409

Sandstone Peak Ltd.
5.536% due 10/15/2034 •	6,300	6,304

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	62	62

Saranac CLO Ltd.
5.724% due 08/13/2031 •	2,741	2,738

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Silver Rock CLO Ltd.
5.309% due 01/20/2035 •		$3,600	$3,593

Slam Ltd.
5.335% due 09/15/2049		2,762	2,761

SLAM Ltd.
5.807% due 05/15/2050		5,900	6,014

SLM Private Credit Student Loan Trust
4.850% due 12/15/2039 •		1,573	1,535
4.890% due 12/15/2038 •		221	218

SLM Private Education Loan Trust
9.176% due 10/15/2041 •		2,351	2,465

SLM Student Loan Trust
5.375% due 04/25/2049		128	128
5.525% due 07/25/2049		1,744	1,714
6.325% due 01/27/2026		593	595

SMB Private Education Loan Trust
5.284% due 09/15/2054 •		1,574	1,564
5.380% due 01/15/2053		482	490
5.654% due 10/16/2056 •		1,070	1,073

Sound Point CLO
5.688% due 07/15/2034 •		5,700	5,707

Stonepeak ABS
2.301% due 02/28/2033		345	330

Symphony CLO Ltd.
5.479% due 01/23/2032 •		798	799

TCW CLO AMR Ltd.
5.624% due 08/16/2034 •		5,600	5,608

Tralee CLO Ltd.
5.349% due 10/20/2034 •		2,800	2,803

Trinitas CLO Ltd.
5.342% due 01/25/2035 •		1,800	1,793
5.379% due 10/20/2033 •		2,900	2,902
5.652% due 04/25/2033 •		6,300	6,309

Venture CLO Ltd.
5.409% due 10/20/2034 •		2,000	1,998
5.521% due 07/20/2030 •		973	974
5.578% due 09/07/2030 •		2,555	2,557
5.578% due 07/15/2031 •		1,975	1,976
5.581% due 07/20/2030 •		905	904

Verizon Master Trust
5.350% due 09/22/2031		7,000	7,259

Vertical Bridge Holdings LLC
3.706% due 02/15/2057		2,400	2,137

Voya CLO Ltd.
5.329% due 04/20/2034 •		2,700	2,690

Voya Ltd.
5.518% due 10/15/2030 •		695	696

WAVE LLC
3.597% due 09/15/2044		2,567	2,463

Whitehorse Ltd.
5.768% due 10/15/2031 •		1,724	1,726

Wise CLO Ltd.
6.080% due 04/20/2038 •		5,000	5,014

			393,346

Total Asset-Backed Securities (Cost $688,737)			667,103

SOVEREIGN ISSUES 0.5%

Brazil Government International Bond
6.125% due 03/15/2034		8,500	8,437

Mexico Government International Bond
6.000% due 05/13/2030		1,600	1,657
6.875% due 05/13/2037		6,500	6,795
7.375% due 05/13/2055		4,200	4,346

Province of Quebec
4.450% due 09/01/2034	CAD	7,100	5,488

Total Sovereign Issues (Cost $25,964)			26,723

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

American AgCredit Corp.
5.250% due 06/15/2026 •(g)		4,000,000	3,885

56	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)	3,300,000	$3,316

CoBank ACB
4.250% due 01/01/2027 •(g)	1,700,000	1,643
7.250% due 07/01/2029 •(g)	10,000,000	10,298

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	4,250,000	4,247

		23,389

INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (e)	112,000	2

Total Preferred Securities (Cost $26,103)		23,391

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (j)	12,863,447	12,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.324% due 07/31/2025 - 10/21/2025 (d)(e)(p)	$3,018	$2,995

Total Short-Term Instruments (Cost $15,858)		15,858

Total Investments in Securities (Cost $6,505,861)		6,543,663

	SHARES
INVESTMENTS IN AFFILIATES 4.8%

MUTUAL FUNDS (h) 4.8%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	582,979	55,389

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	2,030,273	99,585

	SHARES	MARKET VALUE (000S)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	843,737	$43,005

PIMCO Senior Loan Active Exchange-Traded Fund	1,488,681	75,912

Total Mutual Funds (Cost $270,532)		273,891

Total Investments in Affiliates (Cost $270,532)		273,891

Total Investments 120.2% (Cost $6,776,393)		$6,817,554

Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $8,686)		(1,789)

Other Assets and Liabilities, net (20.2)%		(1,145,341)

Net Assets 100.0%		$5,670,424

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Blue Cross & Blue Shield of Minnesota	5.960%	05/01/2032	04/15/2025	$4,000	$4,011	0.07%
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,209	0.02
Deloitte LLP	5.410	01/30/2037	10/30/2024	500	499	0.01
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,099	0.02
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	888	0.02
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	868	0.01
Hardwood Funding LLC	5.160	06/07/2032	03/11/2025	1,500	1,518	0.03
Hardwood Funding LLC	5.330	06/07/2035	03/11/2025	700	709	0.01
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,058	6,247	0.11
National Football League	4.780	10/05/2030	06/27/2025	4,500	4,509	0.08
National Football League	5.250	10/05/2034	06/27/2025	5,500	5,522	0.10
National Football League	5.420	10/05/2037	06/27/2025	2,100	2,111	0.04
Oncor Electric Delivery Co. LLC	5.150	05/01/2029	01/21/2025	12,000	12,195	0.21

				$42,958	$41,385	0.73%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	4.580%	06/30/2025	07/01/2025	$(11,509)	$(11,511)
JPS	4.250	06/23/2025	08/01/2025	(6,536)	(6,543)
	4.430	06/10/2025	07/08/2025	(781)	(783)
	4.550	06/30/2025	07/01/2025	(1,091)	(1,090)
STR	4.480	07/01/2025	07/02/2025	(151,485)	(151,485)
	4.490	06/30/2025	07/01/2025	(138,418)	(138,435)

Total Reverse Repurchase Agreements					$(309,847)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.9)%
Uniform Mortgage-Backed Security, TBA	6.000%	08/01/2055	$598,000	$(607,064)	$(607,151)
Uniform Mortgage-Backed Security, TBA	7.000	08/01/2055	9,900	(10,345)	(10,385)

Total Short Sales (10.9)%				$(617,409)	$(617,536)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(11,511)	$0	$0	$(11,511)	$11,372	$(139)
JPS	0	(8,416)	0	0	(8,416)	8,805	389
STR	0	(289,920)	0	0	(289,920)	140,281	(149,639)

Total Borrowings and Other Financing Transactions	$0	$(309,847)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(6,543)	$0	$(6,543)
U.S. Treasury Obligations	(151,036)	(783)	0	0	(151,819)

Total Borrowings	$(151,036)	$(783)	$(6,543)	$0	$(158,362)

Payable for reverse repurchase agreements (3)					$(158,362)

(l)	Securities with an aggregate market value of $160,459 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(80,474) at a weighted average interest rate of 4.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(151,485) is outstanding at period end.

58	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	2,909	$	605,140	$2,202	$159	$0
U.S. Treasury 5-Year Note September Futures	09/2025	6,379		695,311	7,200	847	0
U.S. Treasury 10-Year Note September Futures	09/2025	6,064		679,926	11,446	1,895	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	1,036		123,414	4,516	1,392	0
United Kingdom Long Gilt September Futures	09/2025	311		39,714	804	43	(137)

					$26,168	$4,336	$(137)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,569	$	(179,283)	$(3,870)	$0	$(760)

Total Futures Contracts					$22,298	$4,336	$(897)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.317%	$	3,400	$335	$(177)	$158	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296		1,500	15	(4)	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367		5,300	57	(7)	50	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.256	EUR	200	3	1	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.402	$	2,000	20	(2)	18	0	(1)
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.455		1,000	8	2	10	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.192		1,100	12	(7)	5	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.100		300	33	(10)	23	0	0
Valeo SA	1.000	Quarterly	06/20/2026	0.726	EUR	1,800	(11)	17	6	1	0
Valeo SA	1.000	Quarterly	06/20/2028	1.390		2,500	(125)	93	(32)	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277	$	900	10	(3)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312		5,600	68	(11)	57	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416		1,200	16	4	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		300	4	1	5	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.160		2,600	42	(10)	32	0	(1)

							$487	$(113)	$374	$5	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$	93,500	$0	$771	$771	$0	$(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		93,500	0	702	702	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		120,700	0	905	905	0	(134)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		209,209	522	(2,715)	(2,193)	0	(309)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		133,500	2,110	(2,924)	(814)	0	(203)
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		46,800	0	839	839	0	(98)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	2,770	2,770	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	(149)	(211)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	(77)	(112)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	(21)	(38)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	55	40	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	96	59	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	188	155	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	173	138	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	73	57	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	221	185	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	203	167	0	(36)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	59

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.558%	Annual	08/21/2034	$	4,400	$(15)	$85	$70	$0	$(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	65	49	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	86	70	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	82	66	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	70	54	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	163	122	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	53	37	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	101	84	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	95	79	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	161	141	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	140	123	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(10)	105	95	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	437	393	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	205	189	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	199	183	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		72,700	32	(1,959)	(1,927)	0	(281)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		102,500	(39)	(2,014)	(2,053)	0	(398)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		39,000	6,328	131	6,459	0	(280)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	66	66	0	(15)

							$8,339	$(619)	$7,720	$0	$(2,861)

Total Swap Agreements							$8,826	$(732)	$8,094	$5	$(2,863)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,336	$5	$4,341	$0	$(897)	$(2,863)	$(3,760)

(n)

Securities with an aggregate market value of $75,908 and cash of $8,836 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CAD	9		$6	$0	$0
	07/2025		$13,914	AUD	21,419	183	0
	07/2025		11	CHF	9	0	0
	07/2025		1,313	NZD	2,182	17	0
	08/2025	AUD	21,419		$13,922	0	(184)
	08/2025	CHF	9		11	0	0
	08/2025	CNH	32,750		4,586	0	(6)

60	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	NZD	2,182		$1,314	$0	$(17)
	08/2025		$6	CAD	9	0	0

BOA	07/2025	AUD	1,501		$978	0	(10)
	07/2025	KRW	44,604,827		32,721	0	(272)
	07/2025		$4,912	EUR	4,320	177	0
	07/2025		1,625	IDR	26,512,106	10	0
	07/2025		744	SGD	953	5	0
	08/2025	CNH	8,712		$1,218	0	(4)
	08/2025	SGD	951		744	0	(5)
	08/2025	TWD	580		18	0	(2)

BPS	07/2025	BRL	9,911		1,816	0	(8)
	07/2025	NOK	4,235		419	0	(2)
	07/2025	SEK	7,000		729	0	(11)
	07/2025	THB	1,908		58	0	(1)
	07/2025	TWD	70,457		2,165	0	(261)
	07/2025		$1,780	BRL	9,911	44	0
	07/2025		3,246	IDR	52,959,562	19	0
	07/2025		20	KRW	26,646	0	0
	07/2025		260	THB	8,516	2	0
	07/2025		991	TWD	29,501	24	0
	08/2025	CNH	28,998		$4,060	0	(6)
	08/2025	TRY	127,500		3,065	0	(31)
	08/2025	TWD	124,053		3,806	0	(507)
	08/2025		$2,047	INR	177,924	24	0
	08/2025		148	TWD	4,856	20	0

BRC	07/2025	AUD	385		$249	0	(5)
	07/2025	GBP	4,640		6,313	0	(56)
	07/2025	ILS	14,269		4,098	0	(138)
	07/2025	KRW	344,659		252	0	(3)
	07/2025	NOK	2,528		249	0	(2)
	07/2025	TRY	6,036		147	0	(2)
	07/2025		$2,032	ILS	6,861	5	0
	07/2025		15	JPY	2,107	0	0
	07/2025		26	KRW	35,656	0	0
	07/2025		713	PLN	2,670	28	0
	07/2025		2	TRY	93	0	0
	07/2025		2,366	ZAR	42,760	46	0
	08/2025		6,314	GBP	4,640	56	0
	08/2025		3,288	TRY	137,061	39	0

CBK	07/2025	BRL	174,826		$32,036	0	(141)
	07/2025	CAD	19		13	0	0
	07/2025	EUR	297		340	0	(10)
	07/2025	KRW	31,695		23	0	0
	07/2025	SEK	4,350		458	0	(2)
	07/2025	THB	99,849		3,003	0	(72)
	07/2025	TWD	91,859		2,822	0	(340)
	07/2025		$29,898	BRL	174,826	2,280	0
	07/2025		1,034	IDR	16,844,215	4	0
	07/2025		17,205	KRW	23,580,225	237	0
	07/2025		1,580	TWD	46,817	32	0
	08/2025	TWD	265,769		$8,152	0	(1,087)
	08/2025		$15,328	INR	1,321,112	59	(6)
	09/2025	MXN	7,621		$397	0	(6)

DUB	07/2025	AUD	744		479	0	(10)
	07/2025	EUR	3,522		4,086	0	(63)
	07/2025	ILS	6,929		1,999	0	(58)
	07/2025	KRW	313,633		230	0	(2)
	07/2025	SGD	98		76	0	(1)
	07/2025		$217	IDR	3,530,937	1	0
	07/2025		909	TWD	27,014	21	0
	08/2025		4,086	EUR	3,515	63	0
	08/2025		7,105	INR	613,059	33	0
	09/2025	MXN	111		$6	0	0

FAR	07/2025	AUD	18,789		12,123	0	(243)
	07/2025	BRL	52,823		9,239	0	(483)
	07/2025	CHF	6,618		8,037	0	(304)
	07/2025	JPY	663,920		4,561	0	(49)
	07/2025	SGD	248		193	0	(2)
	07/2025		$9,680	BRL	52,823	43	0
	07/2025		8,659	CHF	6,932	78	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	61

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$8,104	JPY	1,162,547	$0	$(31)
	07/2025		598	SGD	763	2	0
	08/2025	CHF	6,903		$8,659	0	(78)
	08/2025	CNH	30,606		4,277	0	(15)
	08/2025	SGD	879		691	0	(2)
	08/2025		$3,395	INR	293,618	23	0
	08/2025		4,561	JPY	661,479	49	0
	09/2025		4,757	MXN	92,628	139	0

GLM	07/2025	BRL	131,980		$23,940	0	(352)
	07/2025	TWD	46,408		1,427	0	(171)
	07/2025		$24,185	BRL	131,980	107	0
	07/2025		245	IDR	3,987,843	1	0
	07/2025		232	SGD	296	1	0
	08/2025	SGD	296		$232	0	(1)
	09/2025		$6,334	BRL	35,468	94	0
	10/2025		17,606		99,274	250	0

IND	07/2025		1,201	SEK	11,364	0	0
	08/2025	SEK	11,340		$1,201	0	0

JPM	07/2025	CHF	313		382	0	(13)
	07/2025	KRW	332,962		245	0	(2)
	07/2025	NZD	2,005		1,196	0	(26)
	07/2025	SGD	6,571		5,115	0	(52)
	07/2025	TWD	70,955		2,179	0	(264)
	07/2025		$1,254	KRW	1,718,388	17	0
	07/2025		7,639	PLN	28,690	319	0
	07/2025		487	SGD	624	3	0
	07/2025		678	ZAR	12,124	5	0
	08/2025	CNH	31,064		$4,345	0	(11)
	08/2025	SGD	623		487	0	(3)
	08/2025	TWD	129,870		3,983	0	(532)
	08/2025		$2,289	INR	198,441	22	0

MBC	07/2025	CAD	42,639		$31,044	0	(267)
	07/2025	CHF	9		11	0	0
	07/2025	EUR	501		574	0	(16)
	07/2025	SGD	15,784		12,304	0	(110)
	07/2025	THB	50,122		1,514	0	(29)
	07/2025	TWD	72,532		2,226	0	(272)
	07/2025		$31,044	CAD	42,673	293	0
	07/2025		328	IDR	5,339,374	1	0
	07/2025		355	JPY	50,995	0	(1)
	07/2025		5,478	PLN	20,511	212	0
	07/2025		12,862	SGD	16,634	219	0
	07/2025		72	TWD	2,146	2	0
	08/2025	CAD	42,601		$31,044	0	(294)
	08/2025	CNH	10,134		1,413	0	(8)
	08/2025	SGD	16,596		12,862	0	(222)
	08/2025	TWD	106,966		3,299	0	(420)

MYI	07/2025	JPY	223,262		1,532	0	(19)
	07/2025		$182	JPY	26,262	1	0
	07/2025		958	NOK	9,661	1	0
	08/2025	CNH	31,196		$4,357	0	(17)
	08/2025	NOK	9,659		958	0	(1)
	08/2025		$1,532	JPY	222,441	19	0

NGF	07/2025		2,928	IDR	47,729,497	15	0

SCX	07/2025	ILS	105		$30	0	(1)
	07/2025	JPY	2,487		17	0	0
	07/2025	NZD	177		107	0	(1)
	07/2025	TWD	7,104		244	0	(1)
	07/2025		$1,138	IDR	18,546,188	5	0
	07/2025		2,569	SGD	3,313	37	0
	07/2025		2,721	TWD	80,836	62	0
	08/2025	CNH	53,746		$7,524	0	(13)
	08/2025	SGD	3,305		2,569	0	(38)
	08/2025	TWD	40,757		1,249	0	(168)
	08/2025		$2,396	INR	205,698	0	(1)
	08/2025		17	JPY	2,478	0	0

SOG	07/2025	JPY	368,488		$2,553	0	(6)
	07/2025		$100	NOK	1,006	0	0
	08/2025	NOK	1,006		$100	0	0

62	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$14	INR	1,185	$0	$0
	08/2025		2,553	JPY	367,136	6	0

SSB	07/2025		6,283	GBP	4,640	86	0

UAG	07/2025	ILS	1,049		$292	0	(19)
	07/2025	KRW	267,856		198	0	(1)
	07/2025	NOK	3,903		384	0	(3)
	07/2025	THB	7,959		240	0	(5)
	07/2025		$118	JPY	17,135	1	0
	07/2025		198	KRW	267,986	1	0

Total Forward Foreign Currency Contracts						$5,543	$(7,898)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	20,900	$(29)	$(2)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	20,400	(23)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	22,100	(23)	(1)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	20,900	(25)	(2)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	22,100	(26)	(1)

Total Written Options						$(126)	$(7)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$1,700	$(14)	$6	$0	$(8)

Total Swap Agreements							$(14)	$6	$0	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$200	$0	$0	$200	$(207)	$0	$0	$(207)	$(7)	$0	$(7)
BOA	192	0	0	192	(293)	0	0	(293)	(101)	0	(101)
BPS	133	0	0	133	(827)	0	0	(827)	(694)	646	(48)
BRC	174	0	0	174	(206)	0	0	(206)	(32)	96	64
CBK	2,612	0	0	2,612	(1,664)	0	0	(1,664)	948	(540)	408
DUB	118	0	0	118	(134)	0	0	(134)	(16)	0	(16)
FAR	334	0	0	334	(1,207)	0	0	(1,207)	(873)	703	(170)
GLM	453	0	0	453	(524)	0	0	(524)	(71)	0	(71)
GST	0	0	0	0	0	(3)	(8)	(11)	(11)	65	54
JPM	366	0	0	366	(903)	(1)	0	(904)	(538)	673	135
MBC	727	0	0	727	(1,639)	0	0	(1,639)	(912)	926	14
MYI	21	0	0	21	(37)	0	0	(37)	(16)	0	(16)
NGF	15	0	0	15	0	0	0	0	15	0	15
RBC	0	0	0	0	0	(3)	0	(3)	(3)	25	22
SCX	104	0	0	104	(223)	0	0	(223)	(119)	0	(119)
SOG	6	0	0	6	(6)	0	0	(6)	0	0	0
SSB	86	0	0	86	0	0	0	0	86	0	86
UAG	2	0	0	2	(28)	0	0	(28)	(26)	0	(26)

Total Over the Counter	$5,543	$0	$0	$5,543	$(7,898)	$(7)	$(8)	$(7,913)

(p)

Securities with an aggregate market value of $3,133 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	63

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,336	$4,336
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$0	$4,336	$4,341

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,543	$0	$5,543

	$0	$5	$0	$5,543	$4,336	$9,884

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$897	$897
Swap Agreements	0	2	0	0	2,861	2,863

	$0	$2	$0	$0	$3,758	$3,760

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,898	$0	$7,898
Written Options	0	7	0	0	0	7
Swap Agreements	0	8	0	0	0	8

	$0	$15	$0	$7,898	$0	$7,913

	$0	$17	$0	$7,898	$3,758	$11,673

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$95	$95
Futures	0	0	0	0	(27,589)	(27,589)
Swap Agreements	0	586	0	0	1,560	2,146

	$0	$586	$0	$0	$(25,934)	$(25,348)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(409)	$0	$(409)
Purchased Options	0	0	0	0	401	401
Written Options	0	88	0	0	1,530	1,618
Swap Agreements	0	5	0	0	0	5

	$0	$93	$0	$(409)	$1,931	$1,615

	$0	$679	$0	$(409)	$(24,003)	$(23,733)

64	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	19,913	19,913
Swap Agreements	0	(171)	0	0	442	271

	$0	$(171)	$0	$0	$20,354	$20,183

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,360)	$0	$(2,360)
Written Options	0	119	0	0	(210)	(91)
Swap Agreements	0	8	0	0	0	8

	$0	$127	$0	$(2,360)	$(210)	$(2,443)

	$0	$(44)	$0	$(2,360)	$20,144	$17,740

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,161	$4,198	$10,359
Corporate Bonds & Notes
Banking & Finance	0	944,318	10,801	955,119
Industrials	0	291,158	12,142	303,300
Utilities	0	117,576	12,195	129,771
Municipal Bonds & Notes
California	0	14,831	0	14,831
Illinois	0	5,716	0	5,716
Indiana	0	7,691	0	7,691
Minnesota	0	11,472	0	11,472
New York	0	4,868	0	4,868
Texas	0	3,282	0	3,282
West Virginia	0	3,079	0	3,079
U.S. Government Agencies	0	3,215,151	13,016	3,228,167
U.S. Treasury Obligations	0	805,025	0	805,025
Non-Agency Mortgage-Backed Securities	0	291,438	36,470	327,908
Asset-Backed Securities
Automobile ABS Other	0	9,822	0	9,822
Automobile Sequential	0	30,182	0	30,182
CMBS Other	0	53,639	0	53,639
Home Equity Other	3,900	149,961	0	153,861
Home Equity Sequential	0	929	0	929
Whole Loan Collateral	0	25,324	0	25,324
Other ABS	0	385,984	7,362	393,346
Sovereign Issues	0	26,723	0	26,723
Preferred Securities
Banking & Finance	0	23,389	0	23,389
Industrials	0	2	0	2

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short-Term Instruments
Mutual Funds	$0	$12,863	$0	$12,863
U.S. Treasury Bills	0	2,995	0	2,995

	$3,900	$6,443,579	$96,184	$6,543,663

Investments in Affiliates, at Value
Mutual Funds	273,891	0	0	273,891

Total Investments	$277,791	$6,443,579	$96,184	$6,817,554

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(617,536)	$0	$(617,536)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	4,298	0	4,341
Over the counter	0	5,543	0	5,543

	$43	$9,841	$0	$9,884

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(137)	(3,623)	0	(3,760)
Over the counter	0	(7,913)	0	(7,913)

	$(137)	$(11,536)	$0	$(11,673)

Total Financial Derivative Instruments	$(94)	$(1,695)	$0	$(1,789)

Totals	$277,697	$5,824,348	$96,184	$6,198,229

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	65

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)	June 30, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$13,417	$0	$(9,367)	$3	$19	$126	$0	$0	$4,198	$59
Corporate Bonds & Notes
Banking & Finance	268	10,800	0	0	0	30	0	(297)	10,801	2
Industrials	0	12,100	0	0	0	42	0	0	12,142	41
Utilities	0	12,000	0	0	0	195	0	0	12,195	195
U.S. Government Agencies	0	13,016	0	0	0	0	0	0	13,016	0
Non-Agency Mortgage-Backed Securities	9,958	37,140	(1,265)	149	64	1,044	0	(10,620)	36,470	427
Asset-Backed Securities
Other ABS	0	7,300	0	0	0	62	0	0	7,362	62
Whole Loan Collateral	185	0	(26)	2	2	6	0	(169)	0	0

Totals	$23,828	$92,356	$(10,658)	$154	$85	$1,505	$0	$(11,086)	$96,184	$786

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,198	Indicative Market Quotation	Broker Quote	94.460	—
Corporate Bonds & Notes
Banking & Finance	10,801	Discounted Cash Flow	Discount Rate	4.960-6.861	5.787
Industrials	12,142	Proxy Pricing	Base Price	100.000	—
Utilities	12,195	Discounted Cash Flow	Discount Rate	4.670	—
U.S. Government Agencies	13,016	Recent Transaction	Purchase Price	100.125	—
Non-Agency Mortgage-Backed Securities	27,744	Discounted Cash Flow	Discount Rate	5.396	—
	8,726	Discounted Cash Flow	Discount Rate	$7.252	—
Asset-Backed Securities
Other ABS	7,362	Proxy Pricing	Base Price	99.996	—

Total	$96,184

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

66	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.8%

CORPORATE BONDS & NOTES 23.2%

BANKING & FINANCE 14.4%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~	$6,200	$6,199
6.575% due 10/13/2026 •	2,200	2,212

American Tower Corp.
5.000% due 01/31/2030	1,600	1,632

Athene Global Funding
5.411% due 08/27/2026 ~	1,000	1,004
5.516% due 03/25/2027	2,000	2,034
5.622% due 03/25/2027 ~	4,582	4,618

Aviation Capital Group LLC
1.950% due 01/30/2026	1,131	1,113
4.875% due 10/01/2025	1,000	1,000

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	421	413
5.500% due 01/15/2026	8,654	8,668

Bank of America Corp.
4.827% due 07/22/2026 •	5,000	5,000

Banque Federative du Credit Mutuel SA
5.440% due 02/16/2028 ~	1,800	1,809
5.482% due 01/23/2027 ~	550	553

Barclays PLC
4.375% due 01/12/2026	400	400

BPCE SA
6.612% due 10/19/2027 •	2,400	2,458

Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,445	2,379
5.550% due 04/09/2027	5,800	5,893

Crown Castle, Inc.
3.700% due 06/15/2026	1,600	1,586

Deutsche Bank AG
6.119% due 07/14/2026 •	9,200	9,204

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,614

GA Global Funding Trust
4.400% due 09/23/2027	1,500	1,498

HSBC Holdings PLC
5.966% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,864

ING Groep NV
1.400% due 07/01/2026 •	7,000	7,000

KKR Financial Holdings LLC
5.400% due 05/23/2033	5,500	5,299

Lloyds Banking Group PLC
5.434% due 11/26/2028 ~	1,711	1,715

Mizuho Financial Group, Inc.
5.446% due 05/13/2031 ~	8,500	8,505

Morgan Stanley
4.679% due 07/17/2026 •	5,000	4,999

NatWest Markets PLC
5.270% due 05/17/2027 ~	4,700	4,722

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,745	4,529

Nomura Holdings, Inc.
1.851% due 07/16/2025	2,350	2,347
5.099% due 07/03/2025	3,692	3,692
5.709% due 01/09/2026	2,300	2,312

Pacific Life Global Funding
5.009% due 06/04/2026 ~	1,496	1,501

Santander U.K. PLC
4.496% due 12/12/2027	3,800	3,844

UBS Group AG
6.373% due 07/15/2026 •	1,900	1,902

Wells Fargo & Co.
4.540% due 08/15/2026 •	4,300	4,299
5.133% due 01/24/2028 ~	2,000	2,002

		133,819

INDUSTRIALS 6.1%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026	2,779	2,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
4.250% due 12/15/2025	$5,200	$5,186
4.375% due 12/15/2028	1,500	1,486
6.125% due 11/21/2026	2,200	2,237

Berry Global, Inc.
4.875% due 07/15/2026	1,731	1,730

Boeing Co.
2.196% due 02/04/2026	2,400	2,363
2.750% due 02/01/2026	300	297
6.259% due 05/01/2027	600	618

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	700	707

Canadian Pacific Railway Co.
3.125% due 06/01/2026	700	690

Dell International LLC
4.900% due 10/01/2026	1,700	1,708

HCA, Inc.
5.000% due 03/01/2028	600	609

Hyatt Hotels Corp.
5.050% due 03/30/2028	1,700	1,719

Illumina, Inc.
5.800% due 12/12/2025	1,700	1,707

Marvell Technology, Inc.
4.750% due 07/15/2030	2,500	2,512

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	750	746

Ooredoo International Finance Ltd.
5.000% due 10/19/2025	2,339	2,342

Renesas Electronics Corp.
2.170% due 11/25/2026	705	682

Rolls-Royce PLC
3.625% due 10/14/2025	8,842	8,830

SK Hynix, Inc.
1.500% due 01/19/2026	3,100	3,050

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	2,100	2,114

Uber Technologies, Inc.
6.250% due 01/15/2028	8,500	8,546

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	2,500	2,508
5.236% due 03/20/2026 ~	575	575
5.327% due 09/12/2025 ~	800	801

		56,557

UTILITIES 2.7%

AES Corp.
1.375% due 01/15/2026	600	589

Enel Finance International NV
5.125% due 06/26/2029	1,000	1,019
7.050% due 10/14/2025	2,500	2,515

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	2,100	2,125

FirstEnergy Corp.
3.900% due 07/15/2027	901	891

Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,000	1,981
5.339% due 09/04/2025 ~	7,200	7,200

Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,209
4.400% due 09/06/2026	1,000	999
4.875% due 02/01/2027	300	302
4.900% due 06/01/2026	600	601
5.250% due 03/15/2030	4,000	4,043

		25,474

Total Corporate Bonds & Notes (Cost $215,133)		215,850

MUNICIPAL BONDS & NOTES 0.6%

LOUISIANA 0.6%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.888% (US0003M + 0.300%) due 02/15/2036 ~	6,110	5,674

Total Municipal Bonds & Notes (Cost $5,652)		5,674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 32.5%

Fannie Mae
2.636% due 12/25/2026 ~	$963	$939
2.961% due 02/25/2027 ~	1,929	1,892
3.162% due 06/25/2027 ~	645	632
4.000% due 06/01/2042 - 03/01/2047	382	369
5.000% due 07/01/2033 - 07/01/2044	990	982
5.150% due 05/01/2035	33	33
5.205% due 09/25/2054 •	7,762	7,737
5.255% due 03/25/2055 •	380	381
5.305% due 10/25/2054 - 05/25/2055 •	4,628	4,639
5.350% due 02/01/2035 - 01/01/2038	252	251
5.355% due 01/25/2055 - 05/25/2055 •	4,829	4,827
5.402% due 07/25/2055 •	1,300	1,300
5.405% due 06/25/2054 - 01/25/2055 •	7,577	7,572
5.450% due 04/01/2036	75	75
5.455% due 01/25/2055 - 03/25/2055 •	6,284	6,284
5.465% due 03/25/2055 •	2,383	2,384
5.500% due 12/01/2031 - 09/01/2040	720	725
5.505% due 12/25/2053 - 01/25/2055 •	3,213	3,221
5.555% due 02/25/2055 •	902	906
6.000% due 09/01/2028 - 04/01/2048	538	548
6.500% due 07/01/2036 - 09/01/2048	249	255

Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	2	1
2.500% due 10/25/2048	124	114
5.000% due 10/01/2033 - 02/01/2038	244	246
5.175% due 04/25/2055 •	5,998	5,990
5.235% due 05/25/2055 •	5,848	5,848
5.245% due 11/25/2054 •	11,042	11,020
5.255% due 10/25/2054 - 04/25/2055 •	14,358	14,339
5.285% due 02/25/2055 •	1,116	1,120
5.305% due 10/25/2052 - 06/25/2055 •	24,383	24,357
5.306% due 06/25/2055 «•	2,000	2,002
5.400% due 09/01/2037 - 11/01/2038	296	303
5.404% due 07/25/2055 •	2,100	2,101
5.455% due 12/25/2054 - 03/25/2055 •	10,718	10,712
5.500% due 08/01/2033 - 06/01/2047	909	929
5.505% due 01/25/2055 - 02/25/2055 •	4,021	4,031
5.550% due 06/01/2037 - 07/01/2037	58	59
5.555% due 05/25/2054 •	2,769	2,782
6.000% due 09/01/2031 - 05/01/2033	18	17
6.500% due 11/01/2036 - 10/17/2038	245	253
7.000% due 05/01/2029	9	9

Ginnie Mae
2.500% due 10/20/2049	100	89
3.000% due 11/20/2046	74	65
3.500% due 05/20/2042 - 11/20/2049	6,931	6,663
3.700% due 04/15/2042	95	90
3.740% due 03/20/2042 - 07/20/2042	69	64
3.750% due 04/15/2042 - 03/20/2044	121	113
4.000% due 04/20/2040 - 06/20/2043	503	470
4.500% due 08/20/2038 - 11/20/2048	332	323
5.052% due 10/20/2072 •	740	741
5.202% due 01/20/2074 - 07/20/2074 •	6,509	6,532
5.204% due 06/20/2055 ~•	7,600	7,605
5.252% due 01/20/2054 - 05/20/2055 •	1,786	1,787

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	67

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.282% due 09/20/2073 •	$7,418	$7,493
5.302% due 05/20/2073 •	10,626	10,741
5.350% due 12/15/2036 - 01/15/2038	200	204
5.400% due 06/20/2039	77	78
5.426% due 08/16/2039 •	3	3
5.500% due 03/20/2034 - 08/20/2041	305	306
6.000% due 09/20/2038	26	26
6.500% due 10/15/2027 - 07/20/2039	28	29
7.000% due 05/15/2026 - 06/20/2055	5,431	5,520

Uniform Mortgage-Backed Security
4.750% due 09/01/2034 - 04/01/2036	277	279
5.340% due 09/01/2029	35	35
6.000% due 06/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055	14,800	13,763
5.000% due 08/01/2055	62,100	60,828
6.000% due 08/01/2055	45,400	46,095

Total U.S. Government Agencies (Cost $300,745)		302,128

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026	7,761	7,695
0.125% due 10/15/2026	2,348	2,321
2.125% due 04/15/2029 (g)(i)	2,790	2,865

Total U.S. Treasury Obligations (Cost $12,797)		12,881

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

AG Trust
6.327% due 07/15/2041 •	1,616	1,621

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	320	304

BCP Trust
5.225% due 06/15/2038 •	5,600	5,052

Bear Stearns ALT-A Trust
4.754% due 02/25/2034 •	463	437
5.467% due 05/25/2035 ~	16	16

BWAY Mortgage Trust
5.676% due 09/15/2036 •	3,000	2,896

BX Trust
5.126% due 01/15/2034 •	1,448	1,448

Chase Mortgage Finance Trust
6.792% due 02/25/2037 ~	250	246

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.634% due 01/25/2036 •	22	21
4.664% due 10/25/2035 •	136	131
4.734% due 08/25/2035 •	14	13

Citigroup Commercial Mortgage Trust
5.606% due 10/15/2036 •	1,950	1,940

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •	3,380	3,139

Citigroup Mortgage Loan Trust, Inc.
5.805% due 06/25/2055 •	793	795

Countrywide Alternative Loan Trust
4.714% due 06/25/2037 •	49	45

DROP Mortgage Trust
5.576% due 10/15/2043 •	6,000	5,828

Extended Stay America Trust
5.506% due 07/15/2038 •	4,803	4,808

First Horizon Alternative Mortgage Securities Trust
5.909% due 02/25/2035 ~	133	126

GCAT Trust
2.650% due 10/25/2068 ~	223	217
2.885% due 12/27/2066 ~	1,516	1,417

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,283	2,120
5.000% due 02/25/2052 •	3,694	3,429
5.656% due 11/25/2054 •	1,667	1,674

GSR Mortgage Loan Trust
6.559% due 08/25/2033 •	20	20
6.562% due 09/25/2035 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
5.074% due 03/25/2035 •	$60	$58

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	58	57
5.476% due 04/15/2038 •	866	866
5.809% due 12/15/2031 •	551	549

JP Morgan Mortgage Trust
5.479% due 07/25/2035 ~	137	131

MASTR Adjustable Rate Mortgages Trust
6.833% due 04/21/2034 ~	11	11

Merrill Lynch Mortgage Investors Trust
4.894% due 04/25/2029 •	72	67
6.018% due 12/25/2035 ~	127	125

MFA Trust
6.105% due 12/25/2068 þ	692	696

Morgan Stanley Mortgage Loan Trust
5.514% due 11/25/2035 •	755	758

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •	741	688

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	749	714
2.464% due 01/26/2060 ~	4,077	3,853
3.500% due 12/25/2057 ~	795	771
3.500% due 10/25/2059 ~	319	300
4.500% due 05/25/2058 ~	79	77

NYO Commercial Mortgage Trust
5.521% due 11/15/2038 •	6,000	5,992

OBX Trust
1.957% due 10/25/2061 ~	199	169
6.520% due 07/25/2063 þ	1,743	1,758

One New York Plaza Trust
5.376% due 01/15/2036 •	3,700	3,599

ONE Park Mortgage Trust
5.126% due 03/15/2036 •	3,914	3,845

PRKCM Trust
6.333% due 03/25/2059 þ	259	262

PRPM Trust
6.221% due 11/25/2068 þ	535	538

Sequoia Mortgage Trust
4.832% due 07/20/2036 •	374	324

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	205	198

Structured Asset Mortgage Investments Trust
5.012% due 07/19/2034 •	2	2
5.092% due 09/19/2032 •	2	2

Thornburg Mortgage Securities Trust
5.642% due 04/25/2045 ~	26	26

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	562	526
2.250% due 12/25/2061 ~	1,669	1,617
3.750% due 05/25/2058 ~	1,444	1,418
5.434% due 05/25/2058 •	507	520
5.434% due 10/25/2059 •	337	339

Verus Securitization Trust
5.712% due 01/25/2069 þ	1,282	1,285
6.259% due 12/25/2068 þ	3,131	3,161
6.476% due 06/25/2068	1,590	1,601

WaMu Mortgage Pass-Through Certificates Trust
4.059% due 07/25/2037 ~	320	287
5.054% due 01/25/2045 •	5	5
5.234% due 06/25/2044 •	312	310
5.294% due 10/25/2045 •	47	47
5.379% due 06/25/2046 •	20	18
5.782% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $77,253)		75,315

ASSET-BACKED SECURITIES 27.1%

AUTOMOBILE ABS OTHER 0.5%

Ford Credit Auto Lease Trust
4.714% due 08/15/2027 ~	5,000	5,003

AUTOMOBILE SEQUENTIAL 9.8%

Ally Auto Receivables Trust
4.140% due 07/16/2029	4,000	3,998

ARI Fleet Lease Trust
4.590% due 03/15/2034	1,100	1,105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	$8,100	$8,330

Bank of America Auto Trust
5.530% due 02/15/2028	2,802	2,822

BofA Auto Trust
5.350% due 11/15/2028	4,500	4,545

CarMax Auto Owner Trust
6.080% due 12/15/2026	550	551

Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,300	5,297
4.550% due 05/10/2030	3,000	3,017
5.380% due 03/12/2029	2,500	2,532
5.820% due 08/10/2028	2,236	2,252

Chase Auto Owner Trust
4.180% due 08/27/2029	800	799
4.940% due 07/25/2029	8,400	8,479

Citizens Auto Receivables Trust
5.830% due 02/15/2028	4,757	4,794
5.840% due 01/18/2028	5,722	5,759

Enterprise Fleet Financing LLC
4.820% due 02/20/2029	3,700	3,757
5.510% due 01/22/2029	2,158	2,165
5.760% due 10/22/2029	2,039	2,048

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	6,100	6,193

GECU Auto Receivables Trust
5.630% due 08/15/2028	2,400	2,414

GM Financial Automobile Leasing Trust
5.090% due 03/22/2027	2,500	2,508

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	4,200	4,209

Huntington Auto Trust
5.230% due 01/16/2029	3,000	3,028

LAD Auto Receivables Trust
5.610% due 08/15/2028	2,700	2,721

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	3,000	3,037

Tesla Auto Lease Trust
6.130% due 09/21/2026	2,044	2,051

Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	2,922	2,938

		91,349

CMBS OTHER 1.3%

AREIT Trust
6.556% due 06/17/2039 •	5,942	5,947

BXMT Ltd.
6.328% due 11/15/2037 •	1,341	1,340

HERA Commercial Mortgage Ltd.
5.479% due 02/18/2038 •	510	510

MF1 Ltd.
6.128% due 12/15/2035 •	294	294

PFP Ltd.
6.586% due 08/19/2035 •	3,356	3,361

Ready Capital Mortgage Financing LLC
6.693% due 10/25/2039 •	659	659

		12,111

CREDIT CARD BULLET 1.5%

Synchrony Card Funding LLC
4.780% due 02/15/2031	5,900	5,996
5.540% due 07/15/2029	8,000	8,094

		14,090

CREDIT CARD OTHER 1.1%

Trillium Credit Card Trust
5.226% due 08/26/2028 •	10,000	10,008

HOME EQUITY OTHER 0.6%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.244% due 06/25/2034 •	56	57

Bear Stearns Asset-Backed Securities Trust
5.234% due 10/27/2032 •	4	4
5.334% due 08/25/2034 •	397	393

68	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Funding Trust
5.034% due 07/25/2033 •	$143	$143

Countrywide Asset-Backed Certificates Trust
3.387% due 03/25/2036 •	72	71

Finance America Mortgage Loan Trust
5.259% due 08/25/2034 •	100	95

GSAA Home Equity Trust
4.974% due 07/25/2037 •	59	57

GSAMP Trust
4.954% due 06/25/2036 •	416	405

Home Equity Asset Trust
5.484% due 11/25/2034 •	373	372

New Century Home Equity Loan Trust
5.364% due 11/25/2034 •	291	295

NovaStar Mortgage Funding Trust
5.094% due 01/25/2036 •	17	17

RAAC Trust
4.984% due 01/25/2046 •	208	208

Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	608	554

Residential Asset Securities Corp. Trust
5.529% due 03/25/2035 •	191	191

Saxon Asset Securities Trust
1.814% due 05/25/2035 •	93	90

Securitized Asset-Backed Receivables LLC Trust
5.109% due 01/25/2035 •	90	82

Soundview Home Loan Trust
5.109% due 06/25/2035 •	46	46

Structured Asset Investment Loan Trust
4.984% due 09/25/2034 •	1,424	1,383
5.139% due 03/25/2034 •	293	304

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.034% due 04/25/2034 •	734	728

		5,495

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
4.754% due 04/25/2036 •	834	816
5.184% due 11/25/2034 •	53	53

		869

OTHER ABS 12.2%

37 Capital CLO Ltd.
5.536% due 10/15/2034 •	3,400	3,403

Anchorage Capital CLO Ltd.
5.712% due 04/22/2034 •	1,700	1,704

Apidos CLO
5.581% due 04/20/2034 •	650	650

Ascent Education Funding Trust
6.140% due 10/25/2050	1,832	1,872

Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •	1,000	1,000

Atlas Static Senior Loan Fund Ltd.
6.006% due 07/15/2030 •	1,107	1,109

Bain Capital Credit CLO Ltd.
5.335% due 07/24/2034 •	3,300	3,286
5.359% due 10/21/2034 •	3,300	3,304

Dell Equipment Finance Trust
4.751% due 10/22/2025	322	322

Dryden CLO Ltd.
5.568% due 07/15/2031 •	4,202	4,211

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	3,463	3,082

Elmwood CLO Ltd.
5.463% due 04/22/2035 «	4,500	4,500

Greenwood Park CLO Ltd.
5.528% due 04/15/2031 •	875	876

ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •	2,950	2,949

Jamestown CLO Ltd.
5.402% due 07/25/2034 •	500	499

KKR CLO Ltd.
5.468% due 07/15/2030 •	252	252
5.471% due 07/18/2030 •	84	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM Ltd.
5.326% due 01/15/2034 •	$1,600	$1,595
5.611% due 04/20/2031 •	591	592

Navient Private Education Loan Trust
2.460% due 11/15/2068	462	445
5.876% due 07/16/2040 •	944	949

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	786	717
1.170% due 09/16/2069	1,015	946
1.310% due 01/15/2069	362	341
5.426% due 04/15/2069 •	1,225	1,219

Navient Student Loan Trust
6.480% due 03/15/2072	4,480	4,593

Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •	3,400	3,381

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •	13	13

PFS Financing Corp.
5.520% due 10/15/2028	5,000	5,076

PK ALIFT Loan Funding LP
5.052% due 10/15/2039	4,749	4,740

Post Road Equipment Finance LLC
4.900% due 05/15/2031	5,000	5,031

Recette CLO Ltd.
5.611% due 04/20/2034 •	4,300	4,312

Sandstone Peak Ltd.
5.536% due 10/15/2034 •	3,000	3,002

Saranac CLO Ltd.
5.724% due 08/13/2031 •	1,677	1,675

Sculptor CLO Ltd.
5.329% due 07/20/2034 •	3,400	3,401

SLM Student Loan Trust
5.375% due 04/25/2049	17	17
6.325% due 01/27/2026	56	57

SMB Private Education Loan Trust
1.600% due 09/15/2054	608	572
2.230% due 09/15/2037	938	904
4.480% due 05/16/2050	2,015	2,004
5.026% due 03/17/2053 •	282	280
5.090% due 10/16/2056	1,070	1,081
5.284% due 09/15/2054 •	2,423	2,412
5.380% due 07/15/2053	2,221	2,268
5.670% due 11/15/2052	3,513	3,609

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	380	356

TIAA CLO Ltd.
5.409% due 01/20/2032 •	1,723	1,725

Towd Point Asset Trust
5.132% due 11/20/2061 •	581	579

Tralee CLO Ltd.
5.502% due 10/25/2032 •	2,472	2,474

Venture CLO Ltd.
5.581% due 07/20/2030 •	2,073	2,069
5.664% due 04/20/2032 •	757	758

Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •	3,364	3,359

Verizon Master Trust
4.170% due 08/20/2030	4,500	4,510

Voya CLO Ltd.
5.329% due 04/20/2034 •	3,300	3,288
5.491% due 04/17/2030 •	521	522

Voya Ltd.
5.518% due 10/15/2030 •	811	812

Wellfleet CLO Ltd.
0.000% due 04/20/2034 •(a)	4,500	4,500

		113,287

Total Asset-Backed Securities (Cost $251,401)		252,212

SOVEREIGN ISSUES 3.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	2,800	2,931

Israel Government International Bond
5.375% due 02/19/2030	2,000	2,041

Kommunalbanken AS
4.734% due 06/25/2027 ~	15,000	15,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Poland Government International Bond
4.875% due 02/12/2030	$8,500	$8,676

Total Sovereign Issues (Cost $28,224)		28,653

SHORT-TERM INSTRUMENTS 15.8%

COMMERCIAL PAPER 13.4%

AbbVie, Inc.
4.640% due 07/08/2025	700	699
4.640% due 07/10/2025	1,100	1,099
4.640% due 07/18/2025	1,810	1,806

Air Lease Corp.
4.800% due 07/17/2025	6,700	6,685
4.840% due 07/08/2025	1,000	999
4.840% due 07/15/2025	1,500	1,497

Bacardi-Martini BV
4.900% due 07/03/2025	1,500	1,499
4.950% due 07/03/2025	8,500	8,497

Broadcom, Inc.
4.730% due 07/10/2025	600	599

Canadian Natural Resources Ltd.
4.870% due 07/25/2025 (a)	9,500	9,469

CBRE Services, Inc.
4.640% due 07/24/2025	9,200	9,170

Crown Castle, Inc.
5.030% due 07/22/2025	9,800	9,770

CVS Health Corp.
4.920% due 07/14/2025	8,200	8,184
4.920% due 07/15/2025	2,000	1,996

Enbridge U.S., Inc.
4.600% due 07/11/2025	6,500	6,491
4.600% due 07/21/2025	3,600	3,590

Global Payments, Inc.
5.000% due 07/01/2025	10,000	9,999

Harley-Davidson Financial Services, Inc.
5.070% due 08/04/2025	6,500	6,470

HCA, Inc.
4.950% due 08/14/2025	1,300	1,292
4.950% due 08/15/2025	1,200	1,192
5.000% due 08/22/2025	11,800	11,715

JABIL, Inc.
4.850% due 07/14/2025	3,300	3,294

Jones Lang LaSalle Finance BV
4.720% due 07/09/2025	8,500	8,490
4.760% due 07/01/2025	600	600

NXP BV
4.640% due 09/10/2025	9,200	9,115

		124,217

REPURCHASE AGREEMENTS (e) 2.4%
		22,300

U.S. TREASURY BILLS 0.0%
4.368% due 08/07/2025 (b)(c)	283	282

Total Short-Term Instruments (Cost $146,811)		146,799

Total Investments in Securities (Cost $1,038,016)		1,039,512

Total Investments 111.8% (Cost $1,038,016)		$1,039,512

Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $(33))		(273)

Other Assets and Liabilities, net (11.8)%		(109,554)

Net Assets 100.0%		$929,685

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	69

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$22,300	U.S. Treasury Notes 3.625% due 03/31/2028	$(22,782)	$22,300	$22,303

Total Repurchase Agreements						$(22,782)	$22,300	$22,303

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$22,303	$0	$0	$0	$22,303	$(22,782)	$(479)

Total Borrowings and Other Financing Transactions	$22,303	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(13,752) at a weighted average interest rate of 4.584%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2025	912	$218,116	$(72)	$0	$(20)
3-Month SOFR Active Contract March Futures	06/2026	2,553	616,550	1,105	208	0
U.S. Treasury 2-Year Note September Futures	09/2025	381	79,257	313	28	0
U.S. Treasury 5-Year Note September Futures	09/2025	4,958	540,422	5,448	749	0

				$6,794	$985	$(20)

70	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2025	84	$	(9,419)	$(134)	$0	$(27)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	393		(44,906)	(764)	0	(187)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	385		(45,863)	(1,310)	0	(463)

					$(2,208)	$0	$(677)

Total Futures Contracts					$4,586	$985	$(697)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	83,400	$(1,103)	$(769)	$(1,872)	$0	$(54)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$	143,500	$178	$8	$186	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		21,700	0	(312)	(312)	0	(25)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		383,124	315	(4,330)	(4,015)	0	(566)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		27,200	301	(80)	221	0	(45)

							$794	$(4,714)	$(3,920)	$2	$(636)

Total Swap Agreements							$(309)	$(5,483)	$(5,792)	$2	$(690)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$985	$2	$987	$0	$(697)	$(693)	$(1,390)

(g)

Securities with an aggregate market value of $1,467 and cash of $19,951 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	71

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	AUD	49		$32	$0	$0
	08/2025		$32	AUD	49	0	0

FAR	07/2025	CHF	48		$59	0	(2)
	07/2025		$32	AUD	49	1	0
	07/2025		60	CHF	48	1	0
	08/2025	CHF	48		$60	0	(1)

MBC	07/2025	CAD	145		106	0	(1)
	07/2025		$106	CAD	145	1	0
	08/2025	CAD	145		$106	0	(1)

Total Forward Foreign Currency Contracts						$3	$(5)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	211,500	$168	$136
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	211,500	169	0

Total Purchased Options							$337	$136

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900%	07/16/2025	47,100	$(53)	$(3)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	3,650	(4)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	3,650	(4)	(1)

Total Written Options						$(61)	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$2	$0	$0	$2	$(3)	$0	$0	$(3)	$(1)	$0	$(1)
GST	0	0	0	0	0	(3)	0	(3)	(3)	225	222
MBC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	136	0	136	0	0	0	0	136	(250)	(114)
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$3	$136	$0	$139	$(5)	$(4)	$0	$(9)

(i)

Securities with an aggregate market value of $225 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

72	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$985	$985
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$987	$987

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3
Purchased Options	0	0	0	0	136	136

	$0	$0	$0	$3	$136	$139

	$0	$0	$0	$3	$1,123	$1,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$697	$697
Swap Agreements	0	57	0	0	636	693

	$0	$57	$0	$0	$1,333	$1,390

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5
Written Options	0	4	0	0	0	4

	$0	$4	$0	$5	$0	$9

	$0	$61	$0	$5	$1,333	$1,399

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,219	$5,219
Swap Agreements	0	(601)	0	0	(2,235)	(2,836)

	$0	$(601)	$0	$0	$2,984	$2,383

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$291	$0	$291
Purchased Options	0	0	0	0	(76)	(76)
Written Options	0	(234)	0	0	0	(234)

	$0	$(234)	$0	$291	$(76)	$(19)

	$0	$(835)	$0	$291	$2,908	$2,364

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,586	$4,586
Swap Agreements	0	(769)	0	0	(4,714)	(5,483)

	$0	$(769)	$0	$0	$(128)	$(897)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(68)	$0	$(68)
Purchased Options	0	0	0	0	(210)	(210)
Written Options	0	57	0	0	0	57

	$0	$57	$0	$(68)	$(210)	$(221)

	$0	$(712)	$0	$(68)	$(338)	$(1,118)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	73

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)	June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$133,819	$0	$133,819
Industrials	0	56,557	0	56,557
Utilities	0	25,474	0	25,474
Municipal Bonds & Notes
Louisiana	0	5,674	0	5,674
U.S. Government Agencies	0	300,126	2,002	302,128
U.S. Treasury Obligations	0	12,881	0	12,881
Non-Agency Mortgage-Backed Securities	0	75,315	0	75,315
Asset-Backed Securities
Automobile ABS Other	0	5,003	0	5,003
Automobile Sequential	0	91,349	0	91,349
CMBS Other	0	12,111	0	12,111
Credit Card Bullet	0	14,090	0	14,090
Credit Card Other	0	10,008	0	10,008
Home Equity Other	0	5,495	0	5,495
Whole Loan Collateral	0	869	0	869
Other ABS	0	108,787	4,500	113,287
Sovereign Issues	0	28,653	0	28,653
Short-Term Instruments
Commercial Paper	0	124,217	0	124,217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Repurchase Agreements	$0	$22,300	$0	$22,300
U.S. Treasury Bills	0	282	0	282

Total Investments	$0	$1,033,010	$6,502	$1,039,512

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	987	0	987
Over the counter	0	139	0	139

	$0	$1,126	$0	$1,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,387)	0	(1,387)
Over the counter	0	(9)	0	(9)

	$0	$(1,396)	$0	$(1,396)

Total Financial Derivative Instruments	$0	$(270)	$0	$(270)

Totals	$0	$1,032,740	$6,502	$1,039,242

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

74	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.5%

CORPORATE BONDS & NOTES 28.5%

BANKING & FINANCE 18.6%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~	$400	$400
6.575% due 10/13/2026 •	1,200	1,206

AerCap Ireland Capital DAC
6.500% due 07/15/2025	800	801

Aon Global Ltd.
3.875% due 12/15/2025	1,000	997

Athene Global Funding
5.172% due 01/07/2027 ~	1,200	1,203

Aviation Capital Group LLC
4.125% due 08/01/2025	1,125	1,124

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	600	601

Bank of America NA
5.390% due 08/18/2026 ~	1,400	1,409

Bank of New York Mellon
4.587% due 04/20/2027 •	500	501

Bank of Nova Scotia
4.299% due 03/20/2028	1,000	1,009

Barclays PLC
4.375% due 01/12/2026	200	200

BNP Paribas SA
1.323% due 01/13/2027 •	1,000	983

BPCE SA
1.652% due 10/06/2026 •	1,400	1,389
5.975% due 01/18/2027 •	500	503

Citigroup Global Markets Holdings, Inc.
4.870% due 01/20/2026 ~	800	799

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	1,800	1,761

Credit Agricole SA
1.247% due 01/26/2027 •	1,000	981

Danske Bank AS
1.621% due 09/11/2026 •	500	497

DBS Group Holdings Ltd.
5.009% due 09/12/2025 ~	1,000	1,000

Deutsche Bank AG
1.686% due 03/19/2026	278	273
6.119% due 07/14/2026 •	500	500

Ford Motor Credit Co. LLC
6.950% due 03/06/2026	1,000	1,010

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025	1,600	1,592

ING Groep NV
1.400% due 07/01/2026 •	3,400	3,400
4.625% due 01/06/2026	400	400

Intesa Sanpaolo SpA
7.000% due 11/21/2025	1,600	1,613

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	2,100	2,052

NatWest Markets PLC
5.270% due 05/17/2027 ~	500	502

New York Life Global Funding
4.952% due 06/11/2027 ~	1,200	1,203

Nomura Holdings, Inc.
1.851% due 07/16/2025	1,500	1,498

Norinchukin Bank
1.284% due 09/22/2026	200	192
4.867% due 09/14/2027	1,000	1,006

Protective Life Global Funding
4.850% due 07/22/2026 ~	400	401
5.045% due 04/10/2026 •	400	401

United Overseas Bank Ltd.
4.921% due 04/02/2028 ~	500	501

Weyerhaeuser Co.
4.750% due 05/15/2026	730	732
7.350% due 07/01/2026	1,000	1,023

		35,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 6.9%

Berry Global, Inc.
1.570% due 01/15/2026		$700	$688
4.875% due 07/15/2026		893	893

BMW U.S. Capital LLC
5.185% due 03/19/2027 ~		500	500

Burberry Group PLC
1.125% due 09/21/2025	GBP	1,600	2,178

Chanel Ceres PLC
0.500% due 07/31/2026	EUR	1,500	1,732

Illumina, Inc.
4.650% due 09/09/2026		$1,000	1,001

Infor LLC
1.750% due 07/15/2025		651	650

Intel Corp.
3.700% due 07/29/2025		800	797

Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	987

Microchip Technology, Inc.
4.250% due 09/01/2025		1,200	1,199

Rogers Communications, Inc.
3.625% due 12/15/2025		600	597

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		200	198

Synopsys, Inc.
4.550% due 04/01/2027		500	503

Whitbread Group PLC
3.375% due 10/16/2025	GBP	1,000	1,366

			13,289

UTILITIES 3.0%

AES Corp.
1.375% due 01/15/2026		$1,867	1,832

Electricite de France SA
3.625% due 10/13/2025		1,500	1,494

Enel Finance International NV
7.050% due 10/14/2025		1,500	1,509

Pacific Gas & Electric Co.
5.339% due 09/04/2025 ~		800	800

			5,635

Total Corporate Bonds & Notes (Cost $54,040)			54,587

U.S. GOVERNMENT AGENCIES 11.7%

Fannie Mae
4.814% due 08/25/2044 •		583	577
4.920% due 05/25/2046 •		190	188
5.205% due 09/25/2054 •		2,840	2,830
5.255% due 11/25/2053 - 03/25/2055 •		1,791	1,793
5.305% due 05/25/2055 •		290	290
5.355% due 05/25/2055 •		198	199
5.405% due 06/25/2054 - 01/25/2055 •		1,285	1,284
5.505% due 12/25/2053 - 02/25/2055 •		778	779
5.555% due 02/25/2055 •		180	181

Freddie Mac
4.862% due 08/25/2027 •		800	800
5.018% due 01/15/2054 •		404	401
5.205% due 09/25/2054 - 03/25/2055 •		1,873	1,869
5.245% due 11/25/2054 •		2,926	2,920
5.255% due 03/25/2055 - 04/25/2055 •		1,988	1,980
5.305% due 06/25/2055 •		685	687
5.455% due 01/25/2055 •		844	845
5.505% due 01/25/2055 - 02/25/2055 •		453	454
5.555% due 05/25/2054 •		503	506

Ginnie Mae
3.000% due 06/20/2051 •		996	863

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.961% due 10/20/2062 •		$251	$252
5.096% due 02/20/2064 •		780	784
5.174% due 03/20/2067 •		820	827
5.402% due 05/20/2073 •		251	253

Uniform Mortgage-Backed Security
3.500% due 01/01/2028		802	795

Total U.S. Government Agencies (Cost $22,511)			22,357

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025		618	616

U.S. Treasury Notes
3.875% due 05/31/2027		4,900	4,912

Total U.S. Treasury Obligations (Cost $5,512)			5,528

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Gemgarto PLC
5.124% due 12/16/2067 •	GBP	60	82

OBX Trust
2.305% due 11/25/2061 ~		$531	476
2.783% due 01/25/2062 þ		410	394

One Market Plaza Trust
3.614% due 02/10/2032		438	419

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~		85	81

Towd Point Mortgage Trust
3.750% due 05/25/2058 ~		206	203

VASA Trust
5.326% due 07/15/2039 •		500	486

Total Non-Agency Mortgage-Backed Securities (Cost $2,265)			2,141

ASSET-BACKED SECURITIES 16.0%

AUTOMOBILE ABS OTHER 1.9%

Tesla Auto Lease Trust
4.802% due 06/22/2026 •		217	217
4.892% due 01/20/2027 •		1,010	1,010

Tesla Electric Vehicle Trust
4.822% due 12/21/2026 •		271	271

Toyota Lease Owner Trust
4.712% due 07/20/2027 •		1,500	1,500
4.742% due 02/22/2027 •		546	545

World Omni Auto Receivables Trust
4.884% due 02/16/2027 •		78	78

			3,621

AUTOMOBILE SEQUENTIAL 5.3%

ARI Fleet Lease Trust
5.410% due 02/17/2032		481	482
5.540% due 04/15/2033		760	765

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	517	384

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$752	757

BofA Auto Trust
5.570% due 12/15/2026		116	117

CarMax Auto Owner Trust
3.490% due 02/16/2027		185	185
3.970% due 04/15/2027		296	296

Carvana Auto Receivables Trust
5.620% due 01/10/2029		800	806
5.770% due 04/12/2027		38	38

Chase Auto Owner Trust
5.680% due 01/25/2029		1,500	1,517

Ent Auto Receivables Trust
6.220% due 08/16/2027		22	22

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	75

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		$566	$569

Ford Auto Securitization Trust
3.945% due 10/15/2026	CAD	334	246
5.053% due 07/15/2028		471	351

GMF Canada Leasing Trust
4.883% due 12/21/2026		655	487

Harley-Davidson Motorcycle Trust
5.650% due 02/16/2027		$207	207

LAD Auto Receivables Trust
4.640% due 11/15/2027		704	704
5.610% due 08/15/2028		527	531
5.700% due 03/15/2027		66	66

Oscar U.S. Funding LLC
5.480% due 02/10/2027		625	626

SBNA Auto Lease Trust
4.940% due 11/20/2026		296	296
5.670% due 11/20/2026		114	114

SCCU Auto Receivables Trust
5.450% due 12/15/2027		357	358

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027		147	147

			10,071

CREDIT CARD BULLET 1.3%

Master Credit Card Trust
5.053% due 01/21/2028 •		1,500	1,502
5.153% due 01/21/2027 •		1,000	1,000

			2,502

CREDIT CARD OTHER 1.7%

Golden Credit Card Trust
1.140% due 08/15/2028		800	773

Trillium Credit Card Trust
5.130% due 12/26/2028 •		1,000	1,002
5.226% due 08/26/2028 •		1,500	1,501

			3,276

OTHER ABS 5.8%

Allegro CLO Ltd.
5.519% due 01/19/2033 •		600	601

Apidos CLO
5.520% due 04/17/2034 •		600	600

Barings CLO Ltd.
5.521% due 01/20/2031 •		79	79

Carlyle Global Market Strategies CLO Ltd.
5.489% due 07/20/2032 •		515	516

College Avenue Student Loans LLC
5.634% due 12/26/2047 •		392	391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonbond Student Loan Trust
1.980% due 08/25/2050	$917	$820
3.560% due 09/25/2045	396	381

Crown Point CLO Ltd.
5.499% due 10/20/2031 •	305	306

DLLAA LLC
4.700% due 10/20/2027	800	802

Golub Capital Partners Static Ltd.
5.499% due 04/20/2033 •	380	380

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	720	723

Kubota Credit Owner Trust
5.450% due 04/15/2027	473	475

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069	713	642
1.310% due 01/15/2069	84	79
2.400% due 10/15/2068	77	74
2.600% due 08/15/2068	533	514
2.640% due 05/15/2068	118	115
3.130% due 02/15/2068	384	377
5.426% due 04/15/2069 •	175	174

Northwoods Capital Ltd.
5.558% due 11/13/2031 •	641	640

Palmer Square Loan Funding Ltd.
5.318% due 10/15/2029 •	113	113

SMB Private Education Loan Trust
1.600% due 09/15/2054	449	423
5.226% due 01/15/2053 •	565	560
5.380% due 01/15/2053	515	522

Venture CLO Ltd.
5.581% due 07/20/2030 •	95	95

Voya CLO Ltd.
5.469% due 07/20/2032 •	723	723

		11,125

Total Asset-Backed Securities (Cost $30,748)		30,595

SHORT-TERM INSTRUMENTS 66.3%

COMMERCIAL PAPER 10.7%

AbbVie, Inc.
4.640% due 07/07/2025	1,700	1,698

Air Lease Corp.
4.800% due 07/17/2025	300	299
4.840% due 07/08/2025	700	699
4.840% due 07/15/2025	900	898

Broadcom, Inc.
4.730% due 07/10/2025	600	599

CBRE Services, Inc.
4.690% due 07/10/2025	1,600	1,598

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Crown Castle, Inc.
5.030% due 07/22/2025	$2,400	$	2,393

Dominion Energy, Inc.
4.600% due 07/18/2025	400		399
4.600% due 08/01/2025	1,500		1,494

Global Payments, Inc.
5.000% due 07/01/2025	300		300

Harley-Davidson Financial Services, Inc.
5.070% due 08/04/2025	400		398

HCA, Inc.
5.000% due 08/22/2025	2,400		2,383

Intel Corp.
4.590% due 07/03/2025	1,000		1,000

JABIL, Inc.
4.850% due 07/14/2025	400		399
4.860% due 07/02/2025	300		300

Jones Lang LaSalle Finance BV
4.650% due 07/09/2025	300		300
4.720% due 07/07/2025	800		799
4.720% due 07/14/2025	800		799

NextEra Energy Capital Holdings, Inc.
4.600% due 07/28/2025	1,500		1,495
4.610% due 08/25/2025 (a)	900		894

NXP BV
4.640% due 09/10/2025	500		495

ONEOK, Inc.
4.600% due 07/11/2025	400		399

TELUS Corp.
4.990% due 09/04/2025	500		496

			20,534

REPURCHASE AGREEMENTS (c) 55.6%
			106,600

Total Short-Term Instruments (Cost $127,135)			127,134

Total Investments in Securities (Cost $242,211)			242,342

Total Investments 126.5% (Cost $242,211)		$	242,342

Financial Derivative Instruments (d)(e) (0.1)% (Cost or Premiums, net $0)			(150)

Other Assets and Liabilities, net (26.4)%			(50,602)

Net Assets 100.0%		$	191,590

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

76	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$8,200	U.S. Treasury Bonds 4.500% due 02/15/2044	$(8,401)	$8,200	$8,201
	4.470	07/01/2025	07/02/2025	50,700	U.S. Treasury Bonds 4.500% due 02/15/2044	(51,737)	50,700	50,700
BPS	4.430	07/01/2025	07/02/2025	100	U.S. Treasury Notes 4.250% due 01/31/2030	(102)	100	100
DEU	4.470	06/30/2025	07/01/2025	47,600	U.S. Treasury Bonds 1.125% due 05/15/2040	(48,950)	47,600	47,606
					U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(102)

Total Repurchase Agreements						$(109,292)	$106,600	$106,607

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$58,901	$0	$0	$0	$58,901	$(60,138)	$(1,237)
BPS	100	0	0	0	100	(102)	(2)
DEU	47,606	0	0	0	47,606	(49,052)	(1,446)

Total Borrowings and Other Financing Transactions	$106,607	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	11	$	(2,288)	$(10)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2025	12		(1,308)	(15)	0	(1)

Total Futures Contracts					$(25)	$0	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(2)	$0	$(2)

Cash of $260 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	77

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	EUR	1,452		$1,651	$0	$(59)

BRC	07/2025		$3,613	GBP	2,655	32	0
	08/2025	GBP	2,655		$3,613	0	(32)

JPM	07/2025		2,655		3,577	0	(68)
	07/2025		$208	CAD	286	2	0
	08/2025	EUR	1,452		$1,706	0	(8)

MBC	07/2025	CAD	2,276		1,657	0	(14)
	07/2025		$1,448	CAD	1,991	13	0
	08/2025	CAD	1,987		$1,448	0	(14)

Total Forward Foreign Currency Contracts						$47	$(195)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(59)	$0	$0	$(59)	$(59)	$0	$(59)
BRC	32	0	0	32	(32)	0	0	(32)	0	0	0
JPM	2	0	0	2	(76)	0	0	(76)	(74)	0	(74)
MBC	13	0	0	13	(28)	0	0	(28)	(15)	0	(15)

Total Over the Counter	$47	$0	$0	$47	$(195)	$0	$0	$(195)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$195	$0	$195

	$0	$0	$0	$195	$2	$197

78	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(205)	$(205)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25	$0	$25

	$0	$0	$0	$25	$(205)	$(180)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(168)	$0	$(168)

	$0	$0	$0	$(168)	$14	$(154)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35,663	$0	$35,663
Industrials	0	13,289	0	13,289
Utilities	0	5,635	0	5,635
U.S. Government Agencies	0	22,357	0	22,357
U.S. Treasury Obligations	0	5,528	0	5,528
Non-Agency Mortgage-Backed Securities	0	2,141	0	2,141
Asset-Backed Securities
Automobile ABS Other	0	3,621	0	3,621
Automobile Sequential	0	10,071	0	10,071
Credit Card Bullet	0	2,502	0	2,502
Credit Card Other	0	3,276	0	3,276
Other ABS	0	11,125	0	11,125
Short-Term Instruments
Commercial Paper	0	20,534	0	20,534
Repurchase Agreements	0	106,600	0	106,600

Total Investments	$0	$242,342	$0	$242,342

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(195)	0	(195)

	$0	$(197)	$0	$(197)

Total Financial Derivative Instruments	$0	$(150)	$0	$(150)

Totals	$0	$242,192	$0	$242,192

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	79

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8%

CORPORATE BONDS & NOTES 45.4%

BANKING & FINANCE 29.4%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~	$34,300	$34,295
6.185% due 09/18/2027 •	78,595	79,544
6.575% due 10/13/2026 •	42,800	43,024

AerCap Ireland Capital DAC
1.750% due 01/30/2026	14,889	14,631
3.875% due 01/23/2028	510	502
4.450% due 10/01/2025	8,698	8,690
4.450% due 04/03/2026	6,715	6,705
6.500% due 07/15/2025	43,042	43,070

Air Lease Corp.
3.750% due 06/01/2026	1,230	1,222
5.300% due 06/25/2026	10,918	10,993

Aircastle Ltd.
4.250% due 06/15/2026	9,000	8,962

American Express Co.
5.009% due 11/04/2026 ~	20,038	20,079
5.126% due 02/13/2026 ~	33,410	33,468

American Honda Finance Corp.
4.845% due 10/10/2025 ~	23,000	23,015
4.968% due 08/14/2025 ~	38,692	38,710
5.055% due 01/09/2026 ~	1,100	1,102
5.133% due 10/03/2025 ~	7,900	7,912
5.167% due 03/12/2027 ~	2,506	2,509

American Tower Corp.
1.300% due 09/15/2025	8,190	8,133
1.600% due 04/15/2026	26,200	25,624
4.400% due 02/15/2026	6,000	5,993

Athene Global Funding
4.950% due 01/07/2027	20,774	20,919
5.097% due 07/16/2026 •	44,200	44,266
5.172% due 01/07/2027 ~	15,922	15,968
5.211% due 05/08/2026 ~	57,739	57,922
5.411% due 08/27/2026 ~	37,804	37,961
5.620% due 05/08/2026	7,323	7,390
5.622% due 03/25/2027 ~	2,000	2,016

Aviation Capital Group LLC
1.950% due 01/30/2026	7,076	6,965

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	11,681	11,467
5.500% due 01/15/2026	32,656	32,709

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	17,500	17,537

Bank of America Corp.
1.197% due 10/24/2026 •	35,887	35,515
3.559% due 04/23/2027 •	20,710	20,564
5.080% due 01/20/2027 •	64,229	64,407
5.323% due 07/22/2027 ~	4,587	4,605
5.754% due 09/15/2027 ~	1,505	1,519

Bank of America NA
5.390% due 08/18/2026 ~	135	136

Bank of Montreal
0.949% due 01/22/2027 •	14,000	13,720
5.019% due 09/15/2026 ~	9,570	9,579
5.274% due 09/10/2027 ~	18,197	18,255
5.556% due 12/11/2026 ~	4,805	4,847

Bank of New York Mellon
4.587% due 04/20/2027 •	20,450	20,500

Bank of Nova Scotia
4.750% due 02/02/2026	10,000	10,024
4.932% due 03/02/2026 ~	8,650	8,662
5.169% due 06/04/2027 ~	171	172

Banque Federative du Credit Mutuel SA
5.482% due 01/23/2027 ~	5,366	5,400
5.745% due 07/13/2026 ~	18,630	18,802
5.896% due 07/13/2026	800	812

Barclays PLC
4.375% due 01/12/2026	57,927	57,891
5.304% due 08/09/2026 •	31,836	31,846
5.829% due 05/09/2027 •	19,813	20,018
5.887% due 03/12/2028 ~	9,501	9,578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.278% due 09/13/2027 ~	$1,575	$1,598
7.325% due 11/02/2026 •	8,790	8,864

BNP Paribas SA
1.323% due 01/13/2027 •	39,125	38,448

BPCE SA
1.652% due 10/06/2026 •	68,258	67,706
5.366% due 09/25/2025 ~	37,612	37,672
5.975% due 01/18/2027 •	27,457	27,647

Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,298	2,236

Canadian Imperial Bank of Commerce
5.065% due 01/13/2028 ~	4,390	4,388
5.326% due 09/11/2027 ~	15,383	15,443
5.354% due 06/28/2027 ~	493	495
5.563% due 10/02/2026 ~	6,500	6,561

Citibank NA
4.948% due 04/30/2026 ~	14,500	14,521
5.069% due 08/06/2026 ~	3,262	3,270
5.219% due 09/29/2025 ~	2,310	2,312

Citigroup Global Markets Holdings, Inc.
4.870% due 01/20/2026 ~	35,700	35,669

Citigroup, Inc.
1.122% due 01/28/2027 •	30,000	29,412
5.809% (US0003M + 1.250%) due 07/01/2026 ~	7,757	7,757

CNH Industrial Capital LLC
1.450% due 07/15/2026	3,222	3,121

Commonwealth Bank of Australia
4.743% due 07/07/2025 ~	12,000	12,001

Cooperatieve Rabobank UA
5.002% due 08/28/2026 ~	27,300	27,373
5.048% due 07/18/2025 ~	10,500	10,502
5.055% due 01/09/2026 ~	41,000	41,082
5.100% due 03/05/2027 ~	70,100	70,371
5.242% due 10/05/2026 ~	950	956

Credit Agricole SA
1.247% due 01/26/2027 •	46,312	45,434
5.266% due 03/11/2027 ~	45,465	45,553
5.632% due 07/05/2026 ~	8,860	8,926

Crown Castle, Inc.
1.350% due 07/15/2025	496	495
4.450% due 02/15/2026	594	593

Danske Bank AS
1.621% due 09/11/2026 •	9,844	9,784
6.259% due 09/22/2026 •	3,930	3,942

DBS Group Holdings Ltd.
5.009% due 09/12/2025 ~	50,100	50,119
5.010% due 03/21/2028 ~	44,000	44,094

Deutsche Bank AG
2.129% due 11/24/2026 •	16,873	16,704
4.100% due 01/13/2026	18,034	17,977
6.119% due 07/14/2026 •	127,698	127,753

DNB Bank ASA
1.127% due 09/16/2026 •	12,500	12,408
5.896% due 10/09/2026 •	4,450	4,467

F&G Global Funding
1.750% due 06/30/2026	3,727	3,624
5.150% due 07/07/2025	10,462	10,462

Federation des Caisses Desjardins du Quebec
4.985% due 01/27/2027 ~	54,975	55,024

Ford Motor Credit Co. LLC
3.375% due 11/13/2025	10,445	10,376
4.134% due 08/04/2025	25,065	25,040
4.389% due 01/08/2026	27,552	27,433
6.950% due 03/06/2026	11,200	11,310
7.341% due 03/06/2026 ~	2,424	2,447

GA Global Funding Trust
1.625% due 01/15/2026	17,426	17,133

Goldman Sachs Bank USA
5.125% due 05/21/2027 ~	22,089	22,157
5.175% due 03/18/2027 ~	12,490	12,523

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •	5,905	5,814
1.431% due 03/09/2027 •	4,700	4,599
5.182% due 12/09/2026 •	17,245	17,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.202% due 03/09/2027 •	$8,698	$8,712
5.214% due 09/10/2027 ~	3,200	3,205
5.427% due 08/10/2026 ~	58,371	58,428
5.798% due 08/10/2026 •	5,310	5,318
6.294% (US0003M + 1.750%) due 10/28/2027 ~	4,000	4,067

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025	16,728	16,649

HSBC Holdings PLC
4.292% due 09/12/2026 •	24,595	24,572
5.932% due 08/14/2027 ~	10,014	10,106
5.966% (US0003M + 1.380%) due 09/12/2026 ~	41,439	41,554
7.336% due 11/03/2026 •	1,307	1,319

ING Groep NV
1.400% due 07/01/2026 •	12,005	12,005
4.625% due 01/06/2026	3,300	3,302
5.423% due 04/01/2027 •	33,173	33,267
5.956% due 09/11/2027 ~	6,975	7,062

International Bank for Reconstruction & Development
4.712% due 09/23/2026 ~	115,000	115,130

Intesa Sanpaolo SpA
7.000% due 11/21/2025	26,884	27,098

Jackson National Life Global Funding
5.500% due 01/09/2026	2,500	2,511

John Deere Capital Corp.
4.828% due 10/22/2025 •	16,200	16,213

JPMorgan Chase & Co.
1.045% due 11/19/2026 •	9,827	9,695
3.960% due 01/29/2027 •	36,769	36,677
5.171% due 09/22/2027 ~	7,000	7,018
5.235% due 04/22/2027 ~	4,295	4,308
5.270% due 04/22/2028 ~	14,458	14,502
5.280% due 07/22/2028 ~	5,673	5,697
5.552% due 01/23/2028 ~	14,545	14,669
5.558% due 02/24/2028 ~	13,814	13,936

Lloyds Banking Group PLC
4.716% due 08/11/2026 •	42,282	42,265
5.920% due 08/07/2027 ~	12,450	12,549
5.985% due 08/07/2027 •	7,023	7,131

Morgan Stanley
5.050% due 01/28/2027 •	22,000	22,069

Morgan Stanley Bank NA
5.030% due 10/15/2027 ~	44,884	44,923

National Bank of Canada
5.312% due 03/25/2027 •	50,225	50,281
5.373% due 07/02/2027 ~	2,300	2,305

NatWest Group PLC
5.663% due 11/15/2028 ~	181	182
5.847% due 03/02/2027 •	11,821	11,927

NatWest Markets PLC
5.174% due 09/29/2026 ~	10,180	10,210
5.270% due 05/17/2027 ~	23,314	23,422
5.356% due 03/21/2028 ~	220	220

New York Life Global Funding
4.770% due 02/05/2027 ~	74,700	74,566
4.952% due 06/11/2027 ~	13,100	13,131

Nomura Holdings, Inc.
1.653% due 07/14/2026	1,400	1,360
1.851% due 07/16/2025	90,140	90,031
5.099% due 07/03/2025	38,419	38,420
5.591% due 07/02/2027 ~	2,070	2,085

Nordea Bank Abp
5.145% due 03/19/2027 ~	9,500	9,550

Pacific Life Global Funding
4.839% due 02/04/2027 ~	68,200	68,227
4.955% due 01/27/2028 ~	43,800	43,772

PNC Bank NA
4.775% due 01/15/2027 •	7,950	7,964
4.845% due 01/15/2027 ~	42,550	42,571

Protective Life Global Funding
4.850% due 07/22/2026 ~(d)	30,500	30,537

Royal Bank of Canada
4.819% due 08/03/2026 ~	38,600	38,630
4.950% due 11/02/2026 ~	2,600	2,605

80	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.068% due 10/18/2027 ~	$25,065	$25,097
5.142% due 07/23/2027 ~	53,077	53,257
5.208% due 10/18/2028 ~	4,900	4,908
5.234% due 03/27/2028 ~	19,950	20,017

Santander Holdings USA, Inc.
4.500% due 07/17/2025	7,878	7,875

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	56,648	56,388
1.673% due 06/14/2027 •	1,110	1,078
6.833% due 11/21/2026 •	33,216	33,490

Standard Chartered PLC
1.456% due 01/14/2027 •	8,661	8,517
4.050% due 04/12/2026	10,300	10,255

Sumitomo Mitsui Financial Group, Inc.
5.646% due 07/13/2026 ~	44,888	45,330
5.776% due 01/13/2026 ~	28,200	28,369

Sumitomo Mitsui Trust Bank Ltd.
5.509% due 03/09/2026 ~	13,727	13,804
5.517% due 03/09/2026 ~	18,395	18,498
5.546% due 09/14/2026 ~	2,850	2,873
5.554% due 09/14/2026 ~	4,612	4,649

Svenska Handelsbanken AB
5.649% due 06/15/2026 •	1,000	1,009

Swedbank AB
5.779% due 06/15/2026 •	10,509	10,612

Synchrony Bank
5.400% due 08/22/2025	11,210	11,208

Toyota Motor Credit Corp.
4.819% due 05/15/2026 ~	11,202	11,218
4.992% due 01/05/2026 ~	8,000	8,016
5.131% due 08/07/2026 ~	36,000	36,162

UBS AG
4.640% due 08/03/2025 •	5,000	4,997
5.326% due 09/11/2025 ~	4,308	4,315

UBS Group AG
1.305% due 02/02/2027 •	16,245	15,940
1.364% due 01/30/2027 •	21,642	21,251
4.125% due 04/15/2026	49,300	49,168
5.711% due 01/12/2027 •	1,348	1,356
6.373% due 07/15/2026 •	3,600	3,603

United Overseas Bank Ltd.
4.921% due 04/02/2028 ~	64,500	64,623

Ventas Realty LP
4.125% due 01/15/2026	7,185	7,157

Wells Fargo & Co.
5.133% due 01/24/2028 ~	20,059	20,078
5.420% due 04/22/2028 ~	2,601	2,619

Wells Fargo Bank NA
5.055% due 01/15/2026 ~	16,800	16,835
5.159% due 08/01/2025 ~	9,875	9,878
5.421% due 08/07/2026 ~	200	201

		3,935,628

INDUSTRIALS 10.9%

7-Eleven, Inc.
0.950% due 02/10/2026	24,374	23,839

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026	10,900	10,961

Bacardi Ltd.
2.750% due 07/15/2026	680	666

BAT International Finance PLC
1.668% due 03/25/2026	7,595	7,439

Baxter International, Inc.
2.600% due 08/15/2026	8,817	8,654

Bayer U.S. Finance LLC
4.250% due 12/15/2025	140,641	140,262
5.500% due 08/15/2025	2,145	2,145
6.125% due 11/21/2026	400	407

Berry Global, Inc.
1.570% due 01/15/2026	107,188	105,285

BMW U.S. Capital LLC
4.650% due 03/19/2027	7,600	7,646
4.893% due 04/02/2026 ~	25,120	25,132
4.982% due 08/11/2025 ~	4,000	4,001
5.166% due 08/13/2026 ~	27,741	27,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
2.196% due 02/04/2026	$52,402	$51,592
2.600% due 10/30/2025	15,010	14,883
2.750% due 02/01/2026	18,825	18,613

Broadcom, Inc.
3.150% due 11/15/2025	7,325	7,287

Canadian Natural Resources Ltd.
2.050% due 07/15/2025	1,500	1,498

Conagra Brands, Inc.
4.600% due 11/01/2025	10,701	10,691
7.125% due 10/01/2026	789	812

Cox Communications, Inc.
3.350% due 09/15/2026	2,043	2,012

Dell International LLC
6.020% due 06/15/2026	10,021	10,118

Enbridge Energy Partners LP
5.875% due 10/15/2025	12,548	12,559

Energy Transfer LP
4.750% due 01/15/2026	16,250	16,252
5.950% due 12/01/2025	22,021	22,059

FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/2026	6,648	6,664

Flex Ltd.
3.750% due 02/01/2026	13,233	13,148

General Motors Co.
6.125% due 10/01/2025	5,778	5,789

Global Payments, Inc.
1.200% due 03/01/2026	14,875	14,528

Harley-Davidson, Inc.
3.500% due 07/28/2025	3,488	3,483

HCA, Inc.
5.250% due 06/15/2026	7,536	7,547
5.375% due 09/01/2026	12,025	12,088
5.875% due 02/15/2026	8,213	8,222

Hyundai Capital America
3.500% due 11/02/2026	4,632	4,570
5.402% due 03/25/2027 ~	37,800	37,749
5.445% due 03/19/2027 ~	1,865	1,863
5.449% due 06/24/2027 ~	6,395	6,392
5.509% due 08/04/2025 •	49,680	49,704
5.527% due 06/23/2027 ~	2,900	2,904
5.679% due 11/03/2025 ~	29,920	30,011
5.847% due 01/08/2027 ~	4,224	4,250
6.000% due 07/11/2025	298	298
6.250% due 11/03/2025	9,683	9,723

Illumina, Inc.
5.800% due 12/12/2025	22,000	22,096

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,400	2,372
4.250% due 07/21/2025	11,243	11,239

Intel Corp.
3.700% due 07/29/2025	1,824	1,818

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	5,671	5,616

Mars, Inc.
4.450% due 03/01/2027	8,000	8,031

Marvell Technology, Inc.
1.650% due 04/15/2026	7,204	7,042

Mead Johnson Nutrition Co.
4.125% due 11/15/2025	200	200

Mercedes-Benz Finance North America LLC
4.926% due 08/01/2025 ~	21,019	21,026
4.985% due 07/31/2026 ~	34,600	34,617
5.012% due 01/09/2026 ~	75,440	75,533
5.195% due 04/01/2027 •	1,925	1,925

Microchip Technology, Inc.
4.250% due 09/01/2025	40,161	40,116

Molson Coors Beverage Co.
3.000% due 07/15/2026	20,375	20,077

MPLX LP
1.750% due 03/01/2026	33,400	32,760

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	1,160	1,154

NTT Finance Corp.
1.162% due 04/03/2026	26,841	26,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NXP BV
3.875% due 06/18/2026	$1,421	$1,413
5.350% due 03/01/2026	14,570	14,641

Penske Truck Leasing Co. LP
1.200% due 11/15/2025	22,346	22,056
1.700% due 06/15/2026	1,637	1,593
4.000% due 07/15/2025	10,174	10,172
5.750% due 05/24/2026	1,310	1,321

Rogers Communications, Inc.
3.625% due 12/15/2025	12,469	12,415

Rolls-Royce PLC
3.625% due 10/14/2025	10,450	10,436

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	22,584	22,413

Synopsys, Inc.
4.550% due 04/01/2027	35,400	35,593

T-Mobile USA, Inc.
2.250% due 02/15/2026	183	180

Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	1,080	1,077

Uber Technologies, Inc.
7.500% due 09/15/2027	25,789	26,036

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	24,210	23,882
5.236% due 03/20/2026 ~	61,691	61,706
5.327% due 09/12/2025 ~	24,372	24,390
5.428% due 08/14/2026 ~	24,673	24,756
5.472% due 03/25/2027 ~	58,800	58,749

Williams Cos., Inc.
5.400% due 03/02/2026	25,000	25,146

Zoetis, Inc.
4.500% due 11/13/2025	9,225	9,221
5.400% due 11/14/2025	334	335

		1,450,938

UTILITIES 5.1%

AES Corp.
1.375% due 01/15/2026	24,678	24,212

American Electric Power Co., Inc.
1.000% due 11/01/2025	5,950	5,877
5.699% due 08/15/2025	14,697	14,709

Black Hills Corp.
3.950% due 01/15/2026	13,974	13,899

Brooklyn Union Gas Co.
3.407% due 03/10/2026	3,300	3,267

Dominion Energy, Inc.
3.900% due 10/01/2025	6,491	6,480

Edison International
4.700% due 08/15/2025	10,441	10,425

Electricite de France SA
3.625% due 10/13/2025	7,528	7,498

Enel Finance International NV
1.625% due 07/12/2026	6,390	6,203
7.050% due 10/14/2025	13,729	13,810

Entergy Corp.
0.900% due 09/15/2025	16,406	16,284

Eversource Energy
4.750% due 05/15/2026	989	991

Jersey Central Power & Light Co.
4.300% due 01/15/2026	1,075	1,073

National Rural Utilities Cooperative Finance Corp.
1.000% due 06/15/2026	616	597
4.963% due 11/22/2026 ~	60,300	60,352

NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~	62,039	62,188
5.749% due 09/01/2025	11,845	11,863

Oncor Electric Delivery Co. LLC
4.500% due 03/20/2027	10,900	10,958

ONEOK, Inc.
2.200% due 09/15/2025	15,112	15,024
5.000% due 03/01/2026	5,000	5,004
5.850% due 01/15/2026	54,992	55,279

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	81

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.950% due 03/01/2026	$2,800	$2,764
3.150% due 01/01/2026	62,652	62,061
3.450% due 07/01/2025	36,405	36,405
5.339% due 09/04/2025 ~	84,897	84,899

Pinnacle West Capital Corp.
5.214% due 06/10/2026 ~	24,082	24,124

SA Global Sukuk Ltd.
1.602% due 06/17/2026	7,100	6,899

Southern California Edison Co.
1.200% due 02/01/2026	5,707	5,564
3.700% due 08/01/2025	7,188	7,179
4.400% due 09/06/2026	10,595	10,581
4.900% due 06/01/2026	19,971	19,993
5.350% due 03/01/2026	77,234	77,632

Southern California Gas Co.
2.600% due 06/15/2026	3,730	3,665

		687,759

Total Corporate Bonds & Notes (Cost $6,066,500)		6,074,325

U.S. GOVERNMENT AGENCIES 15.5%

Fannie Mae
2.000% due 12/25/2044	697	618
4.670% due 05/25/2037 •	7	7
4.720% due 12/25/2045 •	1,230	1,212
4.736% due 01/25/2037 •	169	167
4.750% due 02/25/2037 •	14	14
4.764% due 06/25/2048 •	5,302	5,243
4.770% due 11/25/2036 •	27	26
4.784% due 08/25/2044 •	1,770	1,731
4.814% due 08/25/2044 - 10/25/2044 •	5,863	5,801
4.816% due 04/18/2028 - 09/18/2031 •	34	34
4.820% due 06/25/2026 •	9	9
4.830% due 09/25/2035 •	151	150
4.840% due 03/25/2037 •	109	108
4.864% due 07/25/2044 - 03/25/2060 •	14,006	13,810
4.870% due 02/25/2038 - 06/25/2059 •	4,441	4,363
4.914% due 07/25/2046 •	3,459	3,438
4.916% due 05/18/2032 •	22	22
4.920% due 06/25/2031 •	31	31
4.964% due 07/25/2046 •	2,280	2,241
4.966% due 03/18/2032 •	43	43
5.100% due 12/25/2037 •	193	192
5.120% due 05/25/2037 •	40	40
5.155% due 11/25/2054 •	25,149	25,077
5.170% due 03/25/2037 - 02/25/2040 •	37	37
5.200% due 02/25/2038 •	510	511
5.205% due 09/25/2054 - 04/25/2055 •	335,027	334,077
5.255% due 01/25/2055 - 03/25/2055 •	16,259	16,275
5.270% due 07/25/2038 •	10	10
5.305% due 10/25/2054 - 05/25/2055 •	64,753	64,903
5.320% due 03/25/2032 •	5	5
5.355% due 05/25/2055 •	14,497	14,583
5.402% due 07/25/2055 •	12,000	12,004
5.405% due 06/25/2054 - 01/25/2055 •	36,416	36,387
5.505% due 12/25/2053 - 02/25/2055 •	69,053	69,225
5.555% due 02/25/2055 •	13,531	13,589
6.679% due 01/01/2036 •	1,075	1,113
7.018% due 05/01/2038 •	140	145

Freddie Mac
1.000% due 08/15/2044	3,811	3,191
4.668% due 11/15/2036 - 01/15/2040 •	2	3
4.738% due 02/15/2037 •	385	380
4.784% due 05/15/2038 •	1,184	1,200
4.794% due 05/15/2041 •	1,158	1,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.814% due 03/15/2037 - 03/15/2043 •	$20,590	$20,222
4.838% due 04/15/2041 •	124	122
4.864% due 12/15/2042 - 11/15/2044 •	3,207	3,201
4.868% due 09/15/2048 - 04/15/2049 •	2,995	2,909
4.884% due 06/15/2044 •	4,000	3,954
4.914% due 12/15/2037 •	702	687
4.916% due 02/25/2026 •	1,472	1,473
4.918% due 07/15/2039 •	18	18
5.150% due 03/15/2050 •	27,876	27,528
5.175% due 04/25/2055 •	93,453	93,328
5.205% due 07/25/2054 - 03/25/2055 •	52,046	51,900
5.235% due 05/25/2055 •	90,447	90,442
5.245% due 11/25/2054 •	235,003	234,523
5.255% due 03/25/2055 - 04/25/2055 •	118,968	119,006
5.285% due 02/25/2055 •	24,278	24,353
5.305% due 10/25/2052 - 06/25/2055 •	236,536	235,704
5.306% due 06/25/2055 «•	18,500	18,523
5.404% due 07/25/2055 •	20,700	20,707
5.455% due 12/25/2054 - 01/25/2055 •	79,329	79,312
5.505% due 01/25/2055 - 02/25/2055 •	39,954	40,054
5.555% due 05/25/2054 - 06/25/2055 •	75,558	75,905
6.901% due 09/01/2037 •	761	788

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,206	1,971
3.000% due 07/20/2046	167	163
4.370% due 05/20/2063 •	55	54
4.602% due 01/20/2068 •	729	726
4.677% due 06/20/2068 •	7,627	7,672
4.746% due 09/20/2060 - 03/20/2068 •	4,659	4,655
4.776% due 10/20/2060 •	452	452
4.796% due 08/20/2058 •	200	200
4.816% due 11/20/2070 - 12/20/2070 •	14,702	14,526
4.826% due 12/20/2060 •	924	924
4.846% due 11/20/2070 •	2,398	2,367
4.882% due 03/20/2049 - 06/20/2049 •	11,195	10,925
4.916% due 06/20/2067 - 10/20/2068 •	1,455	1,461
4.926% due 04/20/2065 •	114	114
4.946% due 03/20/2061 - 07/20/2067 •	1,802	1,805
4.961% due 10/20/2062 •	30	30
4.996% due 05/20/2065 •	8,893	8,890
5.032% due 09/20/2040 •	2,484	2,466
5.046% due 01/20/2062 - 05/20/2069 •	5,761	5,769
5.052% due 05/20/2041 •	4,805	4,773
5.062% due 10/20/2040 •	4,534	4,503
5.076% due 04/20/2065 •	3,212	3,213
5.082% due 05/20/2041 •	1,339	1,316
5.096% due 11/20/2064 - 10/20/2065 •	13,394	13,403
5.126% due 01/16/2040 •	1,763	1,765
5.146% due 04/20/2070 •	30,502	30,414
5.172% due 02/20/2040 •	1,544	1,548
5.176% due 09/20/2063 •	44	44
5.196% due 11/20/2065 - 02/20/2067 •	1,914	1,918
5.199% due 12/20/2068 •	4,585	4,619
5.202% due 04/20/2040 •	3,200	3,211
5.204% due 06/20/2055 •	82,400	82,452
5.226% due 09/20/2066 •	459	460
5.227% due 06/20/2067 •	3,142	3,182
5.232% due 03/20/2040 - 01/20/2074 •	17,229	17,326
5.246% due 07/20/2066 •	739	741
5.252% due 01/20/2054 - 09/20/2073 •	28,565	28,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.276% due 08/20/2066 •	$347	$348
5.346% due 09/20/2069 •	645	647
5.366% due 07/20/2065 •	1,255	1,261
5.402% due 05/20/2073 •	19,148	19,298
5.436% due 05/20/2060 •	809	816
5.443% due 05/20/2060 - 06/20/2060 •	1,533	1,546
5.446% due 01/20/2066 - 12/20/2066 •	2,525	2,538
5.496% due 02/20/2066 •	3,638	3,656
5.592% due 04/20/2067 •	744	755
6.000% due 12/15/2033	6	7
6.500% due 11/15/2033 - 12/15/2033	6	6
7.000% due 01/15/2031 - 07/15/2032	4	2
7.500% due 09/15/2027 - 06/15/2028	7	7

Total U.S. Government Agencies (Cost $2,081,543)		2,077,420

U.S. TREASURY OBLIGATIONS 1.8%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025 (h)	28,186	28,089

U.S. Treasury Notes
4.000% due 05/31/2030	209,400	211,461

Total U.S. Treasury Obligations (Cost $236,719)		239,550

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	9,229	8,336

Ashford Hospitality Trust
5.384% due 04/15/2035 •	596	593

Bear Stearns Adjustable Rate Mortgage Trust
5.032% due 08/25/2033 ~	217	210

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	21,234	18,115

COMM Mortgage Trust
5.726% due 12/15/2038 •	8,221	8,120

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.194% due 07/15/2032 •	3,095	3,073
6.276% due 10/15/2037 •	8,700	8,645

CRSNT Trust
5.254% due 04/15/2036 •	52,400	51,770

Extended Stay America Trust
5.506% due 07/15/2038 •	2,059	2,060

GCAT Trust
2.650% due 10/25/2068 ~	1,060	1,029
2.885% due 12/27/2066 ~	17,876	16,709

JP Morgan Chase Commercial Mortgage Securities Trust
5.926% due 09/15/2029 •	17,535	16,942

Legacy Mortgage Asset Trust
5.892% due 10/25/2066	4,402	4,405

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •	138	134

MF1 Ltd.
5.382% due 12/15/2034 •	2,700	2,693

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	291	284

Morgan Stanley Capital Trust
5.459% due 11/15/2034 •	4,332	4,267

Natixis Commercial Mortgage Securities Trust
5.526% due 08/15/2038 •	3,000	2,901

OBX Trust
2.783% due 01/25/2062 þ	36,610	35,186

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	2,038	1,927

Starwood Mortgage Trust
5.284% due 11/15/2036 •	17,200	17,143

82	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$10,265	$9,863
3.750% due 03/25/2058 ~	7,045	6,862
5.434% due 10/25/2059 •	841	848

Verus Securitization Trust
0.820% due 10/25/2063 ~	2,566	2,481

Total Non-Agency Mortgage-Backed Securities (Cost $234,645)		224,596

ASSET-BACKED SECURITIES 20.2%

AUTOMOBILE ABS OTHER 7.0%

BMW Vehicle Lease Trust
4.725% due 01/25/2027 •	9,172	9,178

BofA Auto Trust
4.852% due 11/22/2027 •	11,100	11,115

CarMax Auto Owner Trust
4.734% due 03/15/2028 •	39,500	39,496
4.754% due 12/15/2027 •	12,055	12,065
4.774% due 09/15/2027 •	28,910	28,927
4.883% due 05/17/2027 •	1,773	1,774
4.924% due 03/15/2027 •	5,916	5,919
4.994% due 07/17/2028 •	36,600	36,736
5.104% due 12/15/2026 •	2,312	2,313

Chesapeake Funding LLC
5.074% due 05/15/2036 •	7,001	6,997
5.554% due 05/15/2035 •	5,216	5,240

Citizens Auto Receivables Trust
4.844% due 11/16/2026 •	6,001	6,003

Ford Credit Auto Lease Trust
4.704% due 02/15/2027 •	20,451	20,454
4.714% due 08/15/2027 ~	24,200	24,214

Ford Credit Auto Owner Trust
4.704% due 04/15/2027 •	18,118	18,122

GM Financial Automobile Leasing Trust
4.712% due 05/20/2027 •	122,000	122,089
4.772% due 01/20/2027 •	22,743	22,757
4.802% due 07/20/2027 ~	28,900	28,951

GM Financial Consumer Automobile Receivables Trust
4.704% due 02/16/2027 •	1,506	1,506
4.704% due 10/18/2027 •	25,861	25,876
4.834% due 11/16/2026 •	906	906

Harley-Davidson Motorcycle Trust
4.964% due 07/17/2028 •	13,700	13,736

Hyundai Auto Lease Securitization Trust
4.704% due 06/15/2027 •	39,550	39,559
4.804% due 03/15/2027 •	7,963	7,973
5.004% due 09/15/2027 •	38,500	38,644

Hyundai Auto Receivables Trust
4.704% due 09/15/2027 •	28,969	28,987

M&T Bank Auto Receivables Trust
4.804% due 05/15/2028 •	26,000	26,033

Mercedes-Benz Auto Lease Trust
4.744% due 12/15/2026 •	7,998	7,998

Nissan Auto Lease Trust
4.714% due 06/15/2027 •	17,303	17,314
4.754% due 11/15/2027 •	56,300	56,388

Nissan Auto Receivables Owner Trust
4.684% due 06/15/2027 •	28,130	28,143
4.864% due 05/15/2026 •	756	756

Tesla Auto Lease Trust
4.802% due 06/22/2026 •	1,521	1,521
4.892% due 01/20/2027 •	2,713	2,715

Tesla Electric Vehicle Trust
4.822% due 12/21/2026 •	3,193	3,194

Toyota Auto Receivables Owner Trust
4.694% due 08/16/2027 •	39,750	39,764
4.844% due 03/15/2028 •	35,000	35,066

Toyota Lease Owner Trust
4.712% due 07/20/2027 •	83,400	83,395
4.742% due 02/22/2027 •	16,673	16,670

Volkswagen Auto Lease Trust
4.772% due 12/21/2026 •	16,488	16,493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Auto Loan Enhanced Trust
4.932% due 03/22/2027 •	$9,470	$9,477

World Omni Auto Receivables Trust
4.774% due 01/18/2028 •	1,342	1,343
4.884% due 02/16/2027 •	1,811	1,812

World Omni Automobile Lease Securitization Trust
4.694% due 12/15/2027 •	20,500	20,504
4.734% due 02/16/2027 •	12,649	12,655

		940,778

AUTOMOBILE SEQUENTIAL 5.8%

Ally Auto Receivables Trust
4.460% due 07/15/2027	2,711	2,710
5.320% due 01/15/2027	936	936

ARI Fleet Lease Trust
4.590% due 03/15/2034	16,800	16,872
5.410% due 02/17/2032	17,699	17,732
5.540% due 04/15/2033	9,729	9,792

Bank of America Auto Trust
5.530% due 02/15/2028	10,617	10,691
5.850% due 08/17/2026	255	255

BMW Vehicle Owner Trust
5.470% due 02/25/2028	8,151	8,201

BofA Auto Trust
4.520% due 11/22/2027	7,200	7,206
5.350% due 11/15/2028	13,125	13,255
5.570% due 12/15/2026	579	580

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	1,400	1,418

CarMax Auto Owner Trust
3.490% due 02/16/2027	1,824	1,820
4.750% due 10/15/2027	4,348	4,354
5.050% due 01/18/2028	10,681	10,721
5.280% due 05/15/2028	20,983	21,114
5.300% due 03/15/2027	3,029	3,033
5.340% due 08/16/2027	3,527	3,539
5.650% due 05/17/2027	5,278	5,291
6.000% due 07/17/2028	14,213	14,422

Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,271	1,255
4.130% due 04/12/2027	278	278
4.260% due 10/10/2029	3,310	3,308
4.500% due 06/12/2028	5,752	5,746
4.560% due 08/10/2028	14,300	14,330
4.610% due 11/10/2027	8,942	8,941
4.620% due 02/10/2028	2,411	2,411
4.640% due 01/10/2030	8,300	8,354
5.050% due 04/10/2029	13,985	14,072
5.330% due 07/10/2029	1,090	1,102
5.500% due 08/10/2027	2,348	2,351
5.620% due 01/10/2029	1,000	1,008
5.630% due 11/10/2027	3,572	3,579
5.770% due 04/12/2027	35	35
5.980% due 12/10/2027	5,593	5,619
6.160% due 10/10/2028	1,655	1,673

Chase Auto Owner Trust
4.940% due 07/25/2029	19,100	19,280
5.480% due 04/26/2027	1,836	1,838
5.530% due 09/27/2027	4,944	4,957
5.660% due 05/26/2027	5,365	5,377
5.680% due 01/25/2029	13,825	13,984
5.900% due 03/25/2027	625	626

Citizens Auto Receivables Trust
5.110% due 04/17/2028	23,029	23,159
5.330% due 08/15/2028	9,699	9,784
5.840% due 01/18/2028	10,107	10,173

Enterprise Fleet Financing LLC
4.380% due 07/20/2029	2,954	2,951
4.510% due 02/22/2028	34,600	34,661
4.650% due 10/20/2027	4,200	4,214
4.690% due 07/20/2027	42,000	42,067
5.310% due 04/20/2027	1,541	1,547
5.740% due 12/20/2026	18,154	18,238

FCCU Auto Receivables Trust
5.760% due 11/15/2027	2,790	2,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	$7,590	$7,584
4.650% due 02/15/2028	3,039	3,042
5.230% due 05/15/2028	3,568	3,588

GECU Auto Receivables Trust
5.950% due 03/15/2027	481	481

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	7,600	7,611
5.380% due 11/20/2026	610	611

GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	1,605	1,607
5.100% due 03/16/2029	9,140	9,224
5.130% due 04/16/2029	4,131	4,175
5.450% due 06/16/2028	5,481	5,516

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2028	43,149	43,570

GreenState Auto Receivables Trust
5.530% due 08/16/2027	2,977	2,979

Harley-Davidson Motorcycle Trust
4.620% due 08/16/2027	19,775	19,783

Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	14,998	14,998
5.210% due 08/15/2028	2,997	3,024
5.870% due 06/22/2026	2,111	2,113

Huntington Auto Trust
5.500% due 03/15/2027	1,558	1,560

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	13,193	13,266
5.540% due 10/16/2028	7,873	7,961

LAD Auto Receivables Trust
4.640% due 11/15/2027	704	704
5.210% due 06/15/2027	279	279
5.700% due 03/15/2027	246	247

Mercedes-Benz Auto Receivables Trust
5.920% due 11/16/2026	126	126

Nissan Auto Lease Trust
4.600% due 11/15/2027	2,088	2,094

Oscar U.S. Funding LLC
5.480% due 02/10/2027	3,304	3,308

PenFed Auto Receivables Owner Trust
5.040% due 09/15/2027	2,698	2,701

SBNA Auto Lease Trust
4.680% due 04/20/2027	2,500	2,501
4.940% due 11/20/2026	10,724	10,734
5.560% due 11/22/2027	30,970	31,232
5.670% due 11/20/2026	1,057	1,059

SCCU Auto Receivables Trust
5.450% due 12/15/2027	893	895

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	8,580	8,586
4.710% due 05/22/2028	1,399	1,400
4.950% due 05/21/2029	4,882	4,905
5.330% due 11/20/2029	17,412	17,631
5.470% due 10/20/2028	7,602	7,654

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027	17,300	17,347

Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	3,274	3,265
4.630% due 09/15/2027	3,937	3,939
5.300% due 09/15/2027	3,063	3,078

USAA Auto Owner Trust
4.510% due 06/15/2028	12,600	12,631
5.030% due 03/15/2029	7,524	7,588
5.250% due 03/15/2027	12,334	12,353
5.580% due 05/15/2028	1,959	1,970

World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,440	5,464
4.660% due 05/15/2028	4,659	4,663
4.780% due 01/18/2028	5,215	5,219
4.860% due 03/15/2029	15,490	15,581
5.610% due 02/15/2028	1,018	1,022
5.910% due 02/16/2027	1,389	1,390

		767,919

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	83

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.5%

AREIT Trust
5.551% due 01/20/2037 •	$21,616	$21,589

BXMT Ltd.
6.328% due 11/15/2037 •	19,907	19,887

GPMT Ltd.
5.929% due 07/16/2035 •	11,321	11,100

Starwood Commercial Mortgage Trust
5.654% due 11/15/2038 •	17,426	17,416

		69,992

CREDIT CARD BULLET 1.6%

Citibank Credit Card Issuance Trust
5.036% due 08/07/2027 •	34,100	34,117
5.196% due 05/14/2029 •	5,550	5,605

Discover Card Execution Note Trust
4.930% due 06/15/2028	11,195	11,267

Golden Credit Card Trust
4.310% due 09/15/2027	14,760	14,755

Master Credit Card Trust
5.053% due 01/21/2028 •	67,143	67,236
5.153% due 01/21/2027 •	77,200	77,169

		210,149

CREDIT CARD OTHER 2.0%

CARDS Trust
5.192% due 07/15/2028 •	13,100	13,102

Golden Credit Card Trust
1.140% due 08/15/2028	52,270	50,467
1.970% due 01/15/2029	35,200	34,003

Trillium Credit Card Trust
5.130% due 12/26/2028 •	67,700	67,827
5.226% due 08/26/2028 •	95,000	95,071

		260,470

OTHER ABS 3.3%

Allegro CLO Ltd.
5.519% due 01/19/2033 •	3,700	3,703

Anchorage Capital CLO Ltd.
5.712% due 04/22/2034 •	2,600	2,606

Apidos CLO
5.541% due 04/20/2031 •	2,569	2,571
5.622% due 07/16/2031 •	360	361

Ares CLO Ltd.
5.600% due 04/17/2033 •	24,800	24,880

Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •	1,550	1,550
5.614% due 04/22/2031 •	533	534

BlueMountain CLO Ltd.
5.472% due 10/25/2030 •	6,224	6,229
5.526% due 11/15/2030 •	3,009	3,009

Carlyle Global Market Strategies CLO Ltd.
5.594% due 07/27/2031 •	814	815

Catamaran CLO Ltd.
5.634% due 04/22/2030 •	2,478	2,481

CIFC Funding Ltd.
5.487% due 10/24/2030 •	13,553	13,556

CNH Equipment Trust
5.900% due 02/16/2027	2,902	2,904

Commonbond Student Loan Trust
5.284% due 05/25/2041 •	137	136

Crestline Denali CLO Ltd.
5.561% due 04/20/2030 •	400	401

Crossroads Asset Trust
4.910% due 02/20/2032	1,700	1,705

Dell Equipment Finance Trust
4.680% due 07/22/2027	5,400	5,424
4.751% due 10/22/2025	1,882	1,882

DLLAA LLC
4.700% due 10/20/2027	27,100	27,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DLLST LLC
5.330% due 01/20/2026	$3,670	$3,673

Dryden CLO Ltd.
5.501% due 04/18/2031 •	4,911	4,919
5.530% due 01/17/2033 •	3,278	3,284

Dryden Senior Loan Fund
5.419% due 10/19/2029 •	5,953	5,958

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	4,947	4,403

Gallatin CLO Ltd.
5.608% due 07/15/2031 •	4,519	4,530

Golub Capital Partners CLO Ltd.
5.592% due 10/25/2034 •	6,600	6,607

Golub Capital Partners Static Ltd.
5.499% due 04/20/2033 •	4,433	4,433

KKR CLO Ltd.
5.471% due 07/18/2030 •	561	562

Kubota Credit Owner Trust
5.450% due 04/15/2027	18,199	18,286
5.610% due 07/15/2026	4,578	4,583

LCM Loan Income Fund Ltd.
5.561% due 04/20/2031 •	2,198	2,200

LCM Ltd.
5.588% due 04/15/2031 •	552	553
5.601% due 01/20/2031 •	1,423	1,423

M&T Equipment Notes
4.700% due 12/16/2027	12,800	12,860

Madison Park Funding Ltd.
5.514% due 07/27/2031 •	4,058	4,064
5.521% due 04/20/2032 •	4,035	4,043

Magnetite Ltd.
5.406% due 10/15/2031 •	4,130	4,132

Marathon CLO Ltd.
5.456% due 04/15/2032 •	9,387	9,401

MidOcean Credit CLO
5.499% due 04/20/2033 •	13,302	13,316

MMAF Equipment Finance LLC
5.200% due 09/13/2027	4,951	4,965
5.790% due 11/13/2026	4,152	4,165

Mountain View CLO LLC
5.562% due 01/16/2031 •	355	355

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	3,126	2,851
1.310% due 01/15/2069	7,431	6,987
1.580% due 04/15/2070	24,135	21,825
1.690% due 05/15/2069	4,450	4,218
2.230% due 07/15/2070	19,564	17,934
3.130% due 02/15/2068	1,101	1,080
4.000% due 12/15/2059	324	320
5.426% due 04/15/2069 •	5,948	5,921

Navient Student Loan Trust
5.220% due 07/26/2066 •	3,898	3,868

Nelnet Student Loan Trust
1.420% due 04/20/2062	457	428
4.724% due 12/24/2035 •	931	924
5.220% due 09/25/2065 •	5,068	5,063
5.234% due 08/25/2067 •	8,998	8,970
5.286% due 02/25/2066 •	4,912	4,908

Neuberger Berman CLO
5.438% due 10/15/2029 •	488	488

Newark BSL CLO Ltd.
5.513% due 07/25/2030 •	1,723	1,724

Octagon Investment Partners Ltd.
5.419% due 10/20/2030 •	5,011	5,016

OZLM Ltd.
5.419% due 07/20/2030 •	850	851
5.469% due 10/20/2031 •	781	782

PEAC Solutions Receivables LLC
4.940% due 10/20/2028	6,200	6,225

PHEAA Student Loan Trust
5.370% due 11/25/2065 •	2,532	2,528

Race Point CLO Ltd.
5.458% due 10/15/2030 •	1,016	1,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rad CLO Ltd.
5.512% due 04/25/2032 •	$6,800	$6,809

Romark CLO Ltd.
5.571% due 10/23/2030 •	8,808	8,817

Saranac CLO Ltd.
5.724% due 08/13/2031 •	5,288	5,282

SLM Private Credit Student Loan Trust
4.890% due 12/15/2038 •	2,593	2,558

SLM Student Loan Trust
5.070% due 12/27/2038 •	1,303	1,280
5.120% due 01/25/2029 •	1,568	1,534

SMB Private Education Loan Trust
1.290% due 07/15/2053	8,688	8,189
5.026% due 03/17/2053 •	3,670	3,639
5.326% due 09/15/2034 •	322	322
5.526% due 07/15/2053 •	1,096	1,098

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	312	309

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	7,593	7,112

Sound Point CLO Ltd.
5.644% due 07/26/2031 •	202	202
5.651% due 01/21/2031 •	2,088	2,090
5.681% due 04/18/2031 •	475	476

TIAA CLO Ltd.
5.672% due 01/16/2031 •	365	366

Venture CLO Ltd.
5.521% due 07/20/2030 •	6,697	6,704
5.581% due 07/20/2030 •	2,025	2,021

Verizon Master Trust
4.972% due 08/20/2030 •	22,600	22,723
4.982% due 09/08/2028 •	26,000	26,041

Voya CLO Ltd.
5.491% due 04/17/2030 •	3,181	3,183
5.498% due 06/07/2030 •	1,267	1,268

Voya Ltd.
5.518% due 10/15/2030 •	3,361	3,362

		443,936

Total Asset-Backed Securities (Cost $2,695,639)		2,693,244

SOVEREIGN ISSUES 1.1%

Kommunalbanken AS
4.734% due 06/25/2027 ~	88,000	88,030

Kuntarahoitus Oyj
5.359% due 02/02/2029 ~	52,000	53,021

Total Sovereign Issues (Cost $140,989)		141,051

SHORT-TERM INSTRUMENTS 15.1%

COMMERCIAL PAPER 13.3%

AbbVie, Inc.
4.640% due 07/07/2025	63,600	63,543

Air Lease Corp.
4.820% due 07/02/2025 (a)	36,100	36,095
4.850% due 07/18/2025	14,000	13,966

Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025	3,100	3,096
4.630% due 07/07/2025	26,900	26,876
4.630% due 07/09/2025	27,900	27,868
4.640% due 07/29/2025	16,300	16,238
4.640% due 07/30/2025	24,000	23,906
4.670% due 07/02/2025	51,700	51,687

Amrize Finance U.S. LLC
4.670% due 07/15/2025	15,700	15,670
4.670% due 07/16/2025	119,000	118,756

Bacardi-Martini BV
4.900% due 07/03/2025	6,050	6,048
4.950% due 07/03/2025	50,050	50,030
4.950% due 07/10/2025	5,550	5,543

84	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
4.730% due 07/10/2025	$48,300	$48,238

Canadian Natural Resources Ltd.
4.900% due 08/06/2025 (a)	132,300	131,654

CBRE Services, Inc.
4.690% due 07/10/2025	68,500	68,410
4.710% due 07/10/2025	48,450	48,386

Crown Castle, Inc.
5.030% due 07/22/2025	117,300	116,941
5.030% due 07/24/2025	44,300	44,152

CVS Health Corp.
4.920% due 07/14/2025	72,700	72,561
4.920% due 07/15/2025	23,300	23,252

Dominion Energy, Inc.
4.600% due 07/18/2025	12,850	12,821
4.600% due 07/21/2025	7,500	7,480
4.600% due 08/01/2025	19,850	19,769

Enbridge U.S., Inc.
4.600% due 07/11/2025	11,500	11,484
4.600% due 07/21/2025	6,600	6,582

Harley-Davidson Financial Services, Inc.
5.070% due 08/01/2025	1,400	1,394

HCA, Inc.
4.950% due 08/14/2025	31,400	31,207
4.950% due 08/15/2025	32,900	32,693
5.000% due 08/22/2025	140,700	139,684

Intel Corp.
4.590% due 07/01/2025	74,600	74,591
4.590% due 07/03/2025	56,450	56,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
4.600% due 07/02/2025	$9,900	$9,897

JABIL, Inc.
4.860% due 07/02/2025	14,300	14,296

Jones Lang LaSalle Finance BV
4.650% due 07/09/2025	28,200	28,168
4.650% due 07/14/2025	10,800	10,781
4.720% due 07/07/2025	800	799
4.720% due 07/09/2025	1,500	1,498
4.720% due 07/14/2025	65,700	65,582
4.720% due 07/16/2025	16,100	16,067
4.760% due 07/01/2025	1,200	1,200

NextEra Energy Capital Holdings, Inc.
4.600% due 07/23/2025	22,100	22,035
4.600% due 07/28/2025	39,000	38,860
4.600% due 07/29/2025	18,200	18,133
4.610% due 08/25/2025 (a)	12,300	12,212
4.610% due 08/28/2025 (a)	2,300	2,283

NXP BV
4.600% due 07/01/2025	11,300	11,298
4.600% due 07/02/2025	9,100	9,098
4.640% due 09/10/2025	5,800	5,746

RTX Corp.
4.630% due 07/16/2025	73,800	73,648
4.660% due 07/15/2025	3,800	3,793

Virginia Electric & Power Co.
4.600% due 07/28/2025	31,600	31,490

		1,783,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 1.8%
		$235,300

Total Short-Term Instruments (Cost $2,019,425)		2,019,233

Total Investments in Securities (Cost $13,475,460)		13,469,419

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
4.480% (c)(d)(e)	515,500	516

Total Short-Term Instruments (Cost $516)		516

Total Investments in Affiliates (Cost $516)		516

Total Investments 100.8% (Cost $13,475,976)		$13,469,935

Financial Derivative Instruments (g) (0.0)% (Cost or Premiums, net $0)		(625)

Other Assets and Liabilities, net (0.8)%		(102,762)

Net Assets 100.0%		$13,366,548

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $505 were out on loan in exchange for $516 of cash collateral as of June 30, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.400%	06/30/2025	07/01/2025	$2,900	U.S. Treasury Notes 3.750% due 06/30/2027	$(2,958)	$2,900	$2,900
SAL	4.440	06/30/2025	07/01/2025	232,400	U.S. Treasury Bills 0.000% due 07/10/2025	(237,137)	232,400	232,429

Total Repurchase Agreements						$(240,095)	$235,300	$235,329

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	85

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$2,900	$0	$0	$0	$2,900	$(2,958)	$(58)
SAL	232,429	0	0	0	232,429	(237,137)	(4,708)

Securities Lending Transactions
BCY	0	0	0	505	505	(516)	(11)

Total Borrowings and Other Financing Transactions	$235,329	$0	$0	$505

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$516	$0	$0	$0	$516

Total Borrowings	$516	$0	$0	$0	$516

Payable for securities on loan - cash collateral					$516

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(36,711) at a weighted average interest rate of 4.385%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	11,427	$	(2,377,084)	$(8,537)	$0	$(625)

Total Futures Contracts					$(8,537)	$0	$(625)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(625)	$0	$(625)

(h)

Securities with an aggregate market value of $13,864 and cash of $25 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

86	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$625	$625

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(20,231)	$(20,231)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7,269)	$(7,269)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,935,628	$0	$3,935,628
Industrials	0	1,450,938	0	1,450,938
Utilities	0	687,759	0	687,759
U.S. Government Agencies	0	2,058,897	18,523	2,077,420
U.S. Treasury Obligations	0	239,550	0	239,550
Non-Agency Mortgage-Backed Securities	0	224,596	0	224,596
Asset-Backed Securities
Automobile ABS Other	0	940,778	0	940,778
Automobile Sequential	0	767,919	0	767,919
CMBS Other	0	69,992	0	69,992
Credit Card Bullet	0	210,149	0	210,149
Credit Card Other	0	260,470	0	260,470
Other ABS	0	443,936	0	443,936
Sovereign Issues	0	141,051	0	141,051
Short-Term Instruments
Commercial Paper	36,095	1,747,838	0	1,783,933
Repurchase Agreements	0	235,300	0	235,300

	$36,095	$13,414,801	$18,523	$13,469,419

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$516	$0	$0	$516

Total Investments	$36,611	$13,414,801	$18,523	$13,469,935

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(625)	$0	$(625)

Total Financial Derivative Instruments	$0	$(625)	$0	$(625)

Totals	$36,611	$13,414,176	$18,523	$13,469,310

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	87

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.4%

MUNICIPAL BONDS & NOTES 97.5%

ALABAMA 4.0%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
2.270% due 10/01/2052 ~	$2,000	$1,974

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,000	5,260

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,954
5.500% due 10/01/2054	5,000	5,400

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,835
5.000% due 10/01/2055	4,800	5,057

Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2027	1,000	1,038

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,500	1,639

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	4,700	5,031

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,581
5.000% due 11/15/2036	1,220	1,277
5.000% due 11/15/2037	875	910

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,500	3,836

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	1,900	1,859

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,400	4,641

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	5,950	6,270

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	8,996
5.000% due 10/01/2055	700	738

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,747
5.000% due 01/01/2056	6,600	6,739

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	3,600	3,645

		79,427

ALASKA 0.3%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	1,905	2,060

Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2023
5.000% due 12/01/2042	1,000	1,025

Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2021
5.000% due 06/01/2033	2,890	3,039

		6,124

ARIZONA 1.0%

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	2,900	3,179

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	8,500	8,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	$425	$404

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,500	1,534

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2043	5,000	5,278

		19,317

CALIFORNIA 4.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.370% due 04/01/2056 ~	2,000	1,985

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,949
5.250% due 11/01/2054	7,750	8,217
5.500% due 10/01/2054	1,885	2,022

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,100	6,431
5.000% due 02/01/2055	8,100	8,610

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	982

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	3,250	3,066

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	2,500	2,580
5.250% due 12/01/2042	3,000	3,046
5.250% due 12/01/2043	2,825	2,853

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050 (a)	8,400	9,044

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,100	1,081

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2037	4,495	4,440

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	3,100	2,956

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	6,400	6,608

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	3,500	3,582

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (c)	1,500	716

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021
4.000% due 01/15/2033	1,067	1,103

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	3,000	2,598

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	6,000	5,467

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2038	1,000	1,078

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036	3,400	3,432

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	511
5.000% due 09/01/2044	690	691

San Francisco, California City & County Certificates of Participation Bonds, Series 2017
4.000% due 04/01/2036	6,320	6,320

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,622

		97,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 2.0%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	$300	$311

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	6,000	5,166
5.000% due 11/15/2048	2,500	2,513

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	1,365	1,346
5.000% due 11/15/2049	1,360	1,393

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,313
5.250% due 11/01/2037	1,450	1,552

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	5,800	6,235

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	4,500	4,973
5.000% due 05/15/2034	3,400	3,819

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	4,000	3,677

Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036	3,455	3,448

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,402

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.691% due 09/01/2039 ~	3,400	3,381

		40,529

CONNECTICUT 1.2%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	2,690	2,810

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,075
5.000% due 01/01/2035	4,290	4,448

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2039	5,000	5,343

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	3,874

Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	2,725	2,922

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,261

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	1,964

		23,697

DELAWARE 0.1%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,000	1,981

DISTRICT OF COLUMBIA 1.8%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	9,155	9,873

District of Columbia General Obligation Notes, Series 2024
5.000% due 08/01/2031	3,000	3,356

88	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	$5,500	$5,863

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2028	8,500	9,065

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,147
5.000% due 07/01/2033	5,000	5,134

		35,438

FLORIDA 3.6%

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2029	3,450	3,738
5.000% due 07/01/2030	2,000	2,196

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,016

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	4,500	4,047

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.850% due 11/15/2054	17,000	17,000

Hillsborough County, Florida Industrial Development Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	6,500	7,277

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,500	1,578

JEA Electric System, Florida Revenue Notes, Series 2024
5.000% due 10/01/2034	4,500	5,049

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020
4.000% due 10/01/2039	1,000	975

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,086

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	6,000	6,549

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017
4.000% due 07/01/2033	3,000	3,013

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024
5.000% due 10/01/2032	2,750	3,107

Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023
5.000% due 10/01/2028	1,450	1,548

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2034	3,960	4,447

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	3,500	3,139

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2034 (c)	1,850	1,256

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (c)	350	323
0.000% due 10/01/2029 (c)	700	599

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2032	2,295	2,576

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (c)	200	144

		72,663

GEORGIA 2.4%

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	2,000	1,784

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2038	$1,800	$1,875

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	620

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	2,945
5.000% due 04/01/2043	3,375	3,435

Development Authority of Burke County, Georgia Revenue Bonds, Series 2008
3.375% due 11/01/2048	4,500	4,493

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,082

Gainesville & Hall County, Georgia Hospital Authority Revenue Notes, Series 2024
5.000% due 10/15/2030	3,000	3,276

LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	723

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	700	707

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,925
5.000% due 12/01/2052	3,000	3,115

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,049
5.000% due 12/01/2053	7,600	8,012

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,800	1,903
5.000% due 12/01/2054	1,800	1,903
5.000% due 05/01/2055	3,400	3,580

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	1,200	1,262

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	2,000	1,840

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	404

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	205

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2033	2,500	2,775

		48,913

HAWAII 0.5%

City & County Honolulu, Hawaii General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,010

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	8,475	8,475

		10,485

IDAHO 0.3%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	3,200	3,483

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.450% due 01/01/2044	2,400	2,325

		5,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 5.2%

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	$3,620	$3,694

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	5,300	5,233

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2049	7,600	7,600

Illinois Finance Authority Revenue Bonds, Series 2022
4.000% due 08/15/2057	5,000	5,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038	8,320	8,801

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2033	3,500	3,830

Illinois Sales Tax State Revenue Bonds, Series 2013
5.000% due 06/15/2026	1,500	1,505

Illinois Sales Tax State Revenue Bonds, Series 2024
5.000% due 06/15/2040	1,195	1,245

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2037	5,860	6,097

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,990	4,027

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036	9,000	9,652

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,000	7,410

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2032	5,000	5,424

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,100	2,100

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	2,678

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	14,400	14,535

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,903
5.000% due 01/01/2036	5,000	5,511

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	311
0.000% due 06/15/2037 (c)	1,500	881

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2038	2,520	2,742

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,350	1,380

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2037	1,000	1,053

		103,612

INDIANA 1.2%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,825	3,585

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,043
4.250% due 11/01/2030	1,500	1,529

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,581

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,102
5.000% due 10/01/2037	800	873

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057 (a)	3,000	3,291

Indiana Finance Authority Revenue Notes, Series 2024
5.000% due 03/01/2031	600	647
5.000% due 03/01/2032	700	760

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	4,000	4,389

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	89

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	$3,900	$3,899

		23,699

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,204
5.000% due 12/01/2050	800	907

		4,111

KANSAS 0.1%

Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2041	2,105	2,191

KENTUCKY 0.8%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	4,500	4,896

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,650	1,650

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	1,800	1,903

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	1,700	1,798

Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024
4.375% due 09/01/2040	5,830	5,897

		16,144

LOUISIANA 1.2%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	13,100	12,037

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,244
5.000% due 08/15/2028	1,200	1,247

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,980	1,664

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2036	1,000	1,078

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	4,400	4,725

Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021
4.000% due 02/01/2037	2,000	1,915

		23,910

MARYLAND 0.9%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,450	1,470

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	210
5.000% due 06/01/2033	445	463

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	2,200	2,412

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2031	350	369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	$3,490	$3,795

Washington Suburban Sanitary Commission, Maryland Revenue Bonds, Series 2013
3.900% due 06/01/2027	9,840	9,840

		18,559

MASSACHUSETTS 1.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	3,400	3,685

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2036	5,000	5,647
5.000% due 04/01/2040	1,750	1,897
5.000% due 04/01/2042	2,000	2,120
5.000% due 04/01/2043	2,500	2,632

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2033	1,500	1,708

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,574

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
2.520% due 07/01/2049 ~	1,000	999

		20,262

MICHIGAN 2.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.655% due 07/01/2032 ~	3,000	2,960

Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,260
5.000% due 07/01/2030	1,715	1,860

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2037	5,000	5,465

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
2.670% due 04/15/2047 ~	3,500	3,488

Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022
5.000% due 04/15/2030	2,000	2,173

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,202

Michigan Finance Authority Revenue Bonds, Series 2020
5.000% due 06/01/2040	5,000	5,064

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2039	1,290	1,358

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 08/31/2034	1,930	2,121

Michigan State Building Authority Revenue Bonds, Series 2015
5.000% due 04/15/2034	2,000	2,007

Michigan State Building Authority Revenue Bonds, Series 2023
5.000% due 10/15/2037	1,000	1,088

Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	4,600	5,146

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	1,800	1,976

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,800	1,954

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2046 (a)	1,890	1,939

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2031	$2,730	$3,028
5.000% due 11/15/2033	2,020	2,269

		46,358

MINNESOTA 1.6%

Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2033	3,410	3,492

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2030	8,000	8,668
5.000% due 07/01/2032	2,000	2,197

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	3,060	3,216

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,700	1,889

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	1,800	1,800

State of Minnesota, Minnesota Certificate Bonds, Series 2023
5.000% due 11/01/2042	10,000	10,479

		31,741

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,500

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2040	1,000	1,048

Mississippi Development Bank Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,371

		3,919

MISSOURI 0.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	2,700	2,434

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	4,000	4,464

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056 (a)	1,700	1,886

		8,784

MULTI-STATE 4.3%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	15,465	15,351
4.869% due 01/25/2043	20,989	20,989

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,401	8,409
4.143% due 01/25/2040 ~	10,783	10,376
4.552% due 08/25/2040 ~	13,165	13,323

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(e)	6,670	6,853
4.685% due 10/25/2040	6,448	6,577
4.700% due 04/25/2042	4,988	4,971

		86,849

NEBRASKA 0.2%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2042	3,625	3,808

90	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.8%

Clark County, Nevada Department of Highway Revenue Bonds, Series 2024
4.000% due 07/01/2042	$5,000	$4,598

Clark County, Nevada Revenue Bonds, Series 2010
2.100% due 06/01/2031	5,000	4,377

Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,067
5.000% due 06/15/2029	2,030	2,201

Humboldt County, Nevada Revenue Bonds, Series 2016
3.550% due 10/01/2029	5,000	5,052

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016
5.000% due 06/15/2031	1,465	1,478

Nevada State General Obligation Bonds, Series 2023
5.000% due 05/01/2040	10,000	10,668

Washoe County School District, Nevada General Obligation Bonds, Series 2023
4.125% due 06/01/2041	4,235	4,126

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,500	2,502

		36,069

NEW HAMPSHIRE 1.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	4,888	4,466

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
4.163% due 10/20/2041	1,392	1,292

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	6,287	5,976

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2033	4,000	4,410
5.000% due 08/01/2034	1,700	1,875

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	5,320	5,964

New Hampshire National Finance Authority Affordable Housing, Series 2024
4.150% due 10/20/2040	5,090	4,922

		28,905

NEW JERSEY 2.5%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	12,592	11,357

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2027	975	976

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2034	500	504

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2036	2,500	2,657

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056 (a)	2,400	2,688

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2026	2,000	2,042

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (c)	1,500	1,047

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,380	1,415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	$6,500	$6,997
5.000% due 06/15/2037	10,985	11,731

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,091

		49,505

NEW MEXICO 0.9%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	5,000	4,587

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	7,000	7,101

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	7,950	7,365

		19,053

NEW YORK 12.2%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	5,000	5,043

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	2,612

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,768

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	1,800	1,785

Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,384

New York City, New York General Obligation Bonds, Series 2015
3.900% due 06/01/2044	5,000	5,000

New York City, New York General Obligation Bonds, Series 2017
3.900% due 10/01/2046	14,200	14,200

New York City, New York General Obligation Bonds, Series 2018
3.900% due 12/01/2047	10,000	10,000

New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,167

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.950% due 06/15/2048	20,000	20,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	5,000	5,578

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2028	2,000	2,142

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,520	1,602

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.900% due 11/01/2042	20,000	20,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
4.000% due 08/01/2042	15,150	15,150

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.900% due 11/01/2044	8,000	8,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 02/01/2040	$2,450	$2,576
5.250% due 08/01/2040	4,890	5,246

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 02/01/2039	3,000	3,199

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2037	2,000	2,177

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2037	4,500	4,908
5.000% due 05/01/2046	8,000	8,239

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,131
5.000% due 11/01/2036	1,300	1,445
5.000% due 11/01/2037	4,500	4,946
5.000% due 11/01/2046	4,000	4,120

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,115
5.000% due 11/15/2037	1,000	1,102

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	3,500	3,510

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,182

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,773
4.000% due 02/15/2047	5,000	4,456

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,246

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	2,000	2,093

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039	3,385	3,581
5.000% due 07/01/2040	1,500	1,570

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	6,100	6,763

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	2,965

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	6,500	5,751

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	2,500	2,507

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,379

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2026	1,070	1,097

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	2,971	2,932

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,119

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022
5.000% due 11/15/2032	4,200	4,722

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/15/2029	15,000	16,233
5.000% due 12/01/2033	1,000	1,136

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,285
5.000% due 06/01/2027	2,800	2,868

		244,984

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	91

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 1.8%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	$17,765	$17,765

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,201

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022
5.000% due 01/15/2028	1,000	1,054

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,990	2,941

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	3,400	3,729

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	4,100	4,648

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	4,300	4,702

		37,040

NORTH DAKOTA 0.2%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2036	1,050	1,120

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	2,650	2,906

		4,026

OHIO 2.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,031
5.000% due 06/01/2036	2,065	2,119

Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,255

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2039	1,000	1,083

Kent State University, Ohio Revenue Bonds, Series 2022
5.000% due 05/01/2033	510	565

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2029	115	121

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	3,200	3,010

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
3.850% due 01/01/2043	8,000	8,000

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,628
5.000% due 02/01/2039	1,750	1,874
5.000% due 02/01/2042	1,700	1,761

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	9,095	9,985

Ohio Water Development Authority Revenue Bonds, Series 2023
5.000% due 12/01/2038	1,250	1,363

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023
5.000% due 12/01/2037	4,985	5,453

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	409
5.000% due 12/01/2039	430	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2040	$410	$425
5.000% due 12/01/2041	460	471

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (c)	845	669
0.000% due 12/01/2032 (c)	880	665

		42,336

OKLAHOMA 0.5%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,024
5.000% due 06/01/2037	1,100	1,191

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2036	4,000	4,421

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2032	1,600	1,787

		9,423

OREGON 0.9%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,581
5.000% due 08/15/2036	1,500	1,570
5.000% due 08/15/2037	1,600	1,663
5.000% due 08/15/2038	1,000	1,032

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2036	2,000	2,222
5.000% due 05/15/2037	1,000	1,100
5.000% due 05/15/2038	2,250	2,447

Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2036	1,440	1,628

Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	1,390	1,581
5.000% due 04/01/2035	2,015	2,300

		17,124

PENNSYLVANIA 3.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
2.620% due 11/15/2047 ~	10,000	9,888

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	4,150	3,882

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022
5.000% due 10/01/2033	5,000	5,603

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
3.826% due 06/01/2037 ~	4,000	3,722

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2035	1,100	1,132

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023
4.000% due 03/01/2033	600	623

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,676

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	5,500	5,666

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	6,900	7,237

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	341
5.000% due 08/15/2031	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/15/2033	$1,000	$1,002

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,290

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	1,100	1,202

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2036	8,170	8,806

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,350	2,499
5.000% due 12/01/2043	4,000	4,152

Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
5.000% due 02/01/2031	2,500	2,683

Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037	2,700	2,652

School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
4.000% due 09/01/2038	2,200	2,091

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	3,750	3,958

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022
5.000% due 06/01/2031	1,000	1,117

		73,523

PUERTO RICO 1.8%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.568% (US0003M + 0.520%) due 07/01/2029 ~	1,280	1,223

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,162
0.000% due 07/01/2046 (c)	21,700	6,913
4.500% due 07/01/2034	8,671	8,671
5.000% due 07/01/2058	1,000	942

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	9,000	8,454
4.550% due 07/01/2040	4,200	4,030

		36,395

RHODE ISLAND 1.2%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2036	3,065	3,345

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,061

Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	6,500	7,052

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,005
5.000% due 06/01/2040	2,000	2,000

		24,463

SOUTH CAROLINA 1.0%

Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2033	1,720	1,933

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	2,800	3,007

92	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049	$9,000	$9,551

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.500% due 12/01/2054	3,000	3,144

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,175	1,233
5.000% due 12/01/2042	1,500	1,546

		20,414

SOUTH DAKOTA 0.2%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	926

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	906

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	3,305	3,180

		5,012

TENNESSEE 1.8%

Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, Series 2022
3.950% due 12/01/2027	3,500	3,505

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	845
5.000% due 07/01/2038	500	547

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	3,275	3,293

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	5,400	5,399

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,012

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,300

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,048

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,400	3,584

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	6,600	7,243

		35,776

TEXAS 16.5%

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2041	4,000	4,219

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.500% due 03/01/2043	3,750	3,632

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,700	1,715

Board of Regents of the University of Texas System Revenue Bonds, Series 2024
5.000% due 08/15/2041	5,385	5,717

Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036	3,500	3,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002
0.000% due 08/15/2026 (c)	$3,000	$2,902

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	3,600	3,790

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2044	4,450	4,646

Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/01/2042	5,000	4,715

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2039	5,300	5,754

Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,120

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,350	1,464

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2034	3,000	3,314

Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.350% due 10/01/2041	2,330	2,278

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2025
4.450% due 04/01/2041	2,000	1,973

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	16,500	17,913

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2036	2,550	2,795

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2037	5,220	5,657

Ector County, Texas General Obligation Notes, Series 2024
5.000% due 02/15/2035	1,700	1,882

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	14,200	14,093

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	5,000	4,924

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	24,000	24,365

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	1,100	1,080

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	5,000	5,238

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.850% due 10/01/2041	13,400	13,400

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	6,000	6,398

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	2,200	2,439

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2041	7,800	8,163

Harris County, Texas Toll Road Revenue Bonds, Series 2023
5.000% due 08/15/2035	2,960	3,269

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2037	5,000	5,462

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	$1,540	$1,675

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,300	3,468

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,519

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,631
5.000% due 02/15/2038	2,000	2,155
5.000% due 02/15/2039	5,000	5,345

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	14,500	14,722

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2030	2,290	2,498

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2039	1,200	1,270

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	4,000	4,310

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,600	2,605

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,222
4.000% due 05/15/2044	720	650
5.000% due 05/15/2038	1,000	1,069
5.000% due 05/15/2039	1,000	1,058

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,830

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2040	940	998

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	2,905

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	4,300	4,723

Permanent University Fund - University of Texas System Revenue Bonds, Series 2023
5.000% due 07/01/2040	1,090	1,164

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	3,600	3,923

Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015
4.000% due 02/15/2037	2,420	2,379

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.550% due 03/01/2043	5,000	4,861

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	4,200	4,568

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,414

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,878
5.000% due 02/01/2040	4,380	4,651
5.000% due 02/01/2041	3,000	3,161

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	2,500	2,338

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	93

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.600% due 03/01/2043	$2,000	$1,942

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2053	5,000	5,288

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	8,300	9,190

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.519% due 12/15/2026 ~	2,500	2,501

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 06/30/2037	2,950	2,822

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	4,500	4,851
5.000% due 10/01/2042	590	620
5.000% due 10/01/2044	4,000	4,162

Texas State General Obligation Notes, Series 2024
5.000% due 10/01/2030	14,000	15,481

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,124
5.000% due 03/15/2041	2,000	2,106

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2046 (c)	2,950	987

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,411
5.000% due 10/15/2047	5,860	5,991

Texas Water Development Board Revenue Bonds, Series 2023
4.600% due 10/15/2039	2,045	2,084

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,313
5.000% due 10/15/2030	1,775	1,970

Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2028	500	513
5.000% due 09/01/2032	400	422

		331,018

UTAH 0.4%

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	2,985	3,327

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	3,800	4,316

		7,643

VIRGINIA 1.3%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	3,000	3,235

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	4,000	4,409

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,010
5.000% due 07/01/2038	600	642

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
5.000% due 07/01/2053	6,700	7,223

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	3,300	3,302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060	$6,500	$6,926

		26,747

WASHINGTON 2.1%

Energy Northwest, Washington Revenue Bonds, Series 2022
5.000% due 07/01/2035	3,000	3,286

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2041	3,500	3,727

Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2036	1,265	1,388

Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020
4.000% due 12/01/2037	2,135	2,143

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2037	5,000	4,992

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,751

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	1,739

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2032	450	485

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	3,055	2,976

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	5,000	5,043

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2037	1,500	1,583

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	4,500	4,286

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	4,136	3,763

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	4,679	4,398

Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2035	1,000	1,076

		42,636

WEST VIRGINIA 0.1%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	2,400	2,552

WISCONSIN 1.4%

Franklin Public School District, Wisconsin General Obligation Bonds, Series 2025
5.000% due 04/01/2040	6,180	6,551

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,250	2,330

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2030	265	265

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
3.800% due 04/01/2048	7,150	7,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	$4,440	$3,980

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2028 (c)	1,075	956

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,000	3,749

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2040	2,000	1,901

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2029	1,925	2,041

		28,923

Total Municipal Bonds & Notes (Cost $1,961,610)		1,959,886

U.S. GOVERNMENT AGENCIES 0.9%

Federal Home Loan Bank
0.000% due 07/01/2025 (c)	8,200	8,199

Freddie Mac
3.800% due 01/01/2040	9,874	9,215

Total U.S. Government Agencies (Cost $17,696)		17,414

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	2,900	2,850

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	995	976

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	3,000	2,892

Total Non-Agency Mortgage-Backed Securities (Cost $6,894)		6,718

	SHARES
SHORT-TERM INSTRUMENTS 1.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	596,568	597

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.2%
4.331% due 07/24/2025 - 10/07/2025 (b)(c)	$23,200	22,982

MUNICIPAL BONDS & NOTES 0.5%

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026 (a)	3,000	3,027

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	6,000	6,017

Total Municipal Bonds & Notes (Cost $9,047)		9,044

Total Short-Term Instruments (Cost $32,626)		32,623

Total Investments in Securities (Cost $2,018,826)		2,016,641

Total Investments 100.4% (Cost $2,018,826)		$2,016,641

Other Assets and Liabilities, net (0.4)%		(7,047)

Net Assets 100.0%		$2,009,594

94	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023 - 08/28/2024	$11,136	$11,357	0.56%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024	6,719	6,853	0.34
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,832	5,751	0.29

				$23,687	$23,961	1.19%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,663)	$(2,663)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$810	$810

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$79,427	$0	$79,427
Alaska	0	6,124	0	6,124
Arizona	0	19,317	0	19,317
California	0	97,990	0	97,990
Colorado	0	40,529	0	40,529
Connecticut	0	23,697	0	23,697
Delaware	0	1,981	0	1,981
District of Columbia	0	35,438	0	35,438
Florida	0	72,663	0	72,663
Georgia	0	48,913	0	48,913
Hawaii	0	10,485	0	10,485
Idaho	0	5,808	0	5,808
Illinois	0	103,612	0	103,612
Indiana	0	23,699	0	23,699
Iowa	0	4,111	0	4,111

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Kansas	$0	$2,191	$0	$2,191
Kentucky	0	16,144	0	16,144
Louisiana	0	23,910	0	23,910
Maryland	0	18,559	0	18,559
Massachusetts	0	20,262	0	20,262
Michigan	0	46,358	0	46,358
Minnesota	0	31,741	0	31,741
Mississippi	0	3,919	0	3,919
Missouri	0	8,784	0	8,784
Multi-State	0	86,849	0	86,849
Nebraska	0	3,808	0	3,808
Nevada	0	36,069	0	36,069
New Hampshire	0	28,905	0	28,905
New Jersey	0	49,505	0	49,505
New Mexico	0	19,053	0	19,053
New York	0	244,984	0	244,984
North Carolina	0	37,040	0	37,040

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	95

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)	June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
North Dakota	$0	$4,026	$0	$4,026
Ohio	0	42,336	0	42,336
Oklahoma	0	9,423	0	9,423
Oregon	0	17,124	0	17,124
Pennsylvania	0	73,523	0	73,523
Puerto Rico	0	36,395	0	36,395
Rhode Island	0	24,463	0	24,463
South Carolina	0	20,414	0	20,414
South Dakota	0	5,012	0	5,012
Tennessee	0	35,776	0	35,776
Texas	0	331,018	0	331,018
Utah	0	7,643	0	7,643
Virginia	0	26,747	0	26,747

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Washington	$0	$42,636	$0	$42,636
West Virginia	0	2,552	0	2,552
Wisconsin	0	28,923	0	28,923
U.S. Government Agencies	0	17,414	0	17,414
Non-Agency Mortgage-Backed Securities	0	6,718	0	6,718
Short-Term Instruments
Mutual Funds	0	597	0	597
U.S. Treasury Bills	0	22,982	0	22,982
Municipal Bonds & Notes	0	9,044	0	9,044

Total Investments	$0	$2,016,641	$0	$2,016,641

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

96	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.4%

Aligned Data Centers International LP
7.799% due 12/18/2029 «~		$22,500	$22,560

Altice France SA
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		1,987	1,806

Aspire Bakeries Holdings LLC
8.572% (TSFR1M + 4.250%) due 12/23/2030 ~		2,985	3,000

Bank of Industry Ltd.
3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,000	7,021

Carnival Corp.
6.312% (TSFR1M + 2.000%) due 10/18/2028 ~		$192	193

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		116	116
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~		900	903

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ		34	34
7.577% (TSFR1M + 3.250%) due 04/01/2032 ~		1,966	1,960

Cotiviti Corp.
7.074% (TSFR1M + 2.750%) due 05/01/2031 ~		988	984
7.074% (TSFR1M + 2.750%) due 03/26/2032 ~		5,000	4,982

CPPIB Capital, Inc.
7.046% (TSFR3M + 2.750%) due 08/20/2031 ~		1,985	1,983

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,087	1,098
8.816% (TSFR1M + 4.500%) due 01/03/2031 «~		4,913	4,962

DirecTV Financing LLC
9.827% (TSFR1M + 5.500%) due 02/17/2031 ~		1,880	1,800

DK Crown Holdings, Inc.
6.066% (TSFR1M + 1.750%) due 03/04/2032 ~		3,990	3,982

Endure Digital, Inc.
7.927% (TSFR1M + 3.500%) due 02/10/2028 «~		2,984	2,298

EPIC Crude Services LP
7.256% (TSFR3M + 3.000%) due 10/15/2031 ~		2,993	3,006

FinCo LLC
6.577% (TSFR1M + 2.250%) due 06/27/2029 ~		98	99

Forward Air Corp.
8.780% (TSFR3M + 4.500%) due 12/19/2030 ~		2,032	2,024

GFL Environmental, Inc.
6.824% (TSFR3M + 2.500%) due 03/03/2032 ~		5,000	5,009

Global Medical Response, Inc. (9.079% Cash and 0.750% PIK)
9.829% due 10/31/2028 (b)		184	184

Golden State Foods LLC
8.561% (TSFR1M + 4.250%) due 12/04/2031 ~		2,978	2,996

Jane Street Group LLC
6.333% (TSFR3M + 2.000%) due 12/15/2031 ~		5,948	5,947

Kaseya, Inc.
7.577% (TSFR1M + 3.250%) due 03/20/2032 ~		3,990	4,010

LifePoint Health, Inc.
7.820% (TSFR3M + 3.500%) due 05/19/2031 ~		794	783
8.006% (TSFR3M + 3.750%) due 05/19/2031 ~		4,975	4,930

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medline Borrower LP
6.577% (TSFR1M + 2.250%) due 10/23/2028 ~		$993	$995

MH Sub LLC
8.577% (TSFR1M + 4.250%) due 12/31/2031 ~		2,985	2,602

Modena Buyer LLC
8.780% (TSFR3M + 4.500%) due 07/01/2031 ~		1,493	1,441

Novelis Corp.
6.296% (TSFR3M + 2.000%) due 03/11/2032 ~		4,988	5,000

OCS Group Holdings Ltd.
9.961% due 11/28/2031	GBP	5,000	6,851

Pantheon Senior Debt Secondaries
6.317% (TSFR3M + 2.000%) due 03/26/2026 «(h)		$1,400	1,400

Primo Brands Corp.
6.546% (TSFR3M + 2.250%) due 03/31/2028 ~		988	992

Project Alpha Investindustrial
4.256% (EUR003M + 2.100%) due 02/27/2026 «~(h)	EUR	378	445

Project Flash
TBD% due 04/30/2030 «µ		$9,000	9,000

Proofpoint, Inc.
7.327% (TSFR1M + 3.000%) due 08/31/2028 ~		3,980	3,987

QualityTech LP
7.813% (TSFR1M + 3.500%) due 10/30/2031 «~		4,000	4,020

Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ		133	133
7.577% (TSFR1M + 3.250%) due 11/19/2031 ~		1,862	1,863

RealPage, Inc.
8.046% (TSFR3M + 3.750%) due 04/24/2028 ~		2,993	3,001

Republic of Kenya
9.849% (PRIME + 5.400%) due 04/05/2028 «~		5,000	4,988

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	10,000	11,865
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		7,600	8,994

Rockpoint Gas Storage Partners LP
7.296% (TSFR3M + 3.000%) due 09/18/2031		$4,873	4,897

Specialty Building Products Holdings LLC
8.177% (TSFR1M + 3.750%) due 10/15/2028 ~		2,686	2,574

Stepstone Group MidCo 2 GmbH
8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031		4,000	3,890

Subcalidora 2
7.730% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,368

TK Elevator Midco GmbH
7.237% due 04/30/2030 ~		$4,988	5,006

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	157,714	8,837

Truist Insurance Holdings LLC
7.046% (TSFR3M + 2.750%) due 05/06/2031 ~		$460	460

U.S. Renal Care, Inc.
9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		2,977	2,826

UKG, Inc.
7.311% (TSFR1M + 3.000%) due 02/10/2031 ~		891	895

VEON Amsterdam BV
8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		4,000	4,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vista Management Holding, Inc.
8.048% (TSFR3M + 3.750%) due 04/01/2031 ~		$5,000	$5,019

Total Loan Participations and Assignments (Cost $191,720)			197,020

CORPORATE BONDS & NOTES 26.5%

BANKING & FINANCE 8.4%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		2,800	2,856

American Tower Corp.
2.750% due 01/15/2027		575	561
3.650% due 03/15/2027		200	198
3.800% due 08/15/2029		1,400	1,362

Ares Strategic Income Fund
5.450% due 09/09/2028		5,000	5,004
6.200% due 03/21/2032		4,000	4,014

Armor RE Ltd.
12.808% due 01/07/2032 ~		700	701

Banco Santander SA
5.565% due 01/17/2030		8,000	8,308
6.033% due 01/17/2035		3,800	4,005

Banco Votorantim SA
5.875% due 04/08/2028		5,000	5,074

Bank of America Corp.
2.592% due 04/29/2031 •		5,000	4,572
5.511% due 01/24/2036 •		8,700	8,949
5.819% due 09/15/2029 •		600	625

Barclays PLC
5.690% due 03/12/2030 •		625	647

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,300	1,381

BPCE SA
5.389% due 05/28/2031 •		5,000	5,093
6.027% due 05/28/2036 •		6,182	6,371
6.612% due 10/19/2027 •		250	256

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 •		4,000	4,031

Brookfield Property REIT, Inc.
4.500% due 04/01/2027		160	156

Brown & Brown, Inc.
4.900% due 06/23/2030		2,481	2,505

Burford Capital Global Finance LLC
9.250% due 07/01/2031		1,856	1,956

CaixaBank SA
5.673% due 03/15/2030 •		1,250	1,293

Cantor Fitzgerald LP
7.200% due 12/12/2028		850	903

CI Financial Corp.
7.500% due 05/30/2029		1,000	1,056

CIMA Finance DAC
2.950% due 09/05/2029		3,554	3,269

Citadel Finance LLC
5.900% due 02/10/2030		12,000	12,119

Citadel LP
6.000% due 01/23/2030		7,350	7,602
6.375% due 01/23/2032		5,437	5,680

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		1,690	1,711

Clue Opco LLC
9.500% due 10/15/2031		400	424

Cousins Properties LP
5.250% due 07/15/2030		10,837	11,046

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	42,200	12,442
10.100% due 12/15/2043		8,500	2,549

Credit Acceptance Corp.
6.625% due 03/15/2030		$3,000	3,043
9.250% due 12/15/2028		500	530

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(h)		8,000	8,054

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	97

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
1.050% due 07/15/2026	$475	$458

Deloitte LLP
5.250% due 01/30/2030 «(h)	2,000	2,026
5.410% due 01/30/2032 «(h)	2,000	2,015
5.590% due 01/30/2035 «(h)	2,000	1,999

Encore Capital Group, Inc.
8.500% due 05/15/2030	8,866	9,517
9.250% due 04/01/2029	2,234	2,378

EPR Properties
3.750% due 08/15/2029	6,334	6,034

Equitable Holdings, Inc.
4.350% due 04/20/2028	60	60

Everglades Re Ltd.
15.794% due 05/13/2031 ~	400	415

F&G Global Funding
5.875% due 01/16/2030	8,866	9,122

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	1,125	1,134
5.875% due 11/07/2029	8,000	8,026
5.918% due 03/20/2028	15,000	15,155

Fortitude Group Holdings LLC
6.250% due 04/01/2030	7,000	7,205

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,430	1,423
7.000% due 05/01/2031	2,675	2,772

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,560	1,564
12.000% due 10/01/2028	250	269

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	1,836	1,857
9.125% due 05/15/2031	2,859	2,951
9.250% due 02/01/2029	300	312

GLP Capital LP
4.000% due 01/15/2031	1,500	1,415
5.300% due 01/15/2029	1,611	1,630
5.375% due 04/15/2026	780	781
5.625% due 09/15/2034	1,800	1,795

Goldman Sachs Group, Inc.
5.218% due 04/23/2031 •	12,000	12,305

Greengrove RE Ltd.
12.044% due 04/08/2032 ~	2,000	2,000

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	2,700	2,735
6.375% due 07/01/2034	1,700	1,701

Hardwood Funding LLC
4.840% due 06/07/2028 «(h)	6,000	6,036

HAT Holdings LLC
3.375% due 06/15/2026	13	13
8.000% due 06/15/2027	446	465

Host Hotels & Resorts LP
3.500% due 09/15/2030	3,018	2,804

HPS Corporate Lending Fund
5.450% due 01/14/2028	12,000	12,037

Jane Street Group
6.125% due 11/01/2032	3,000	3,030
6.750% due 05/01/2033	6,670	6,862
7.125% due 04/30/2031	1,100	1,158

JPMorgan Chase & Co.
5.294% due 07/22/2035 •	4,138	4,213
5.350% due 06/01/2034 •	2,793	2,874
5.502% due 01/24/2036 •	14,700	15,147

Ladder Capital Finance Holdings LLLP
5.500% due 08/01/2030 (a)	1,000	1,007
7.000% due 07/15/2031	1,200	1,256

Lazard Group LLC
6.000% due 03/15/2031	3,019	3,172

Lineage OP LP
5.250% due 07/15/2030	3,690	3,714

Marex Group PLC
5.829% due 05/08/2028	11,900	12,056

Mercury General Corp.
4.400% due 03/15/2027	5,750	5,706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		$465	$478
5.472% due 09/13/2033 •		2,400	2,475
5.574% due 01/16/2036 •		4,000	4,112

Morgan Stanley
3.622% due 04/01/2031 •		9,000	8,633
3.955% due 03/21/2035 •	EUR	1,000	1,205
6.407% due 11/01/2029 •		$500	530

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		4,775	4,853

Nature Coast Re Ltd.
14.044% due 04/10/2033 ~		2,200	2,210

Newmark Group, Inc.
7.500% due 01/12/2029		1,634	1,730

Norinchukin Bank
5.094% due 10/16/2029		9,900	10,048

OneMain Finance Corp.
3.500% due 01/15/2027		2,974	2,913
6.625% due 05/15/2029		3,900	4,010
7.125% due 11/15/2031		1,250	1,301
7.500% due 05/15/2031		2,600	2,718
9.000% due 01/15/2029		335	351

Palm RE Ltd.
12.058% due 06/07/2032 ~		900	902

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,850	2,028

Pebblebrook Hotel LP
6.375% due 10/15/2029		4,100	4,125

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		857	841
7.875% due 12/15/2029		350	372

PRA Group, Inc.
8.875% due 01/31/2030		3,000	3,096

Realty Income Corp.
1.625% due 12/15/2030	GBP	225	261

Rfna LP
7.875% due 02/15/2030		$4,850	4,967

RHP Hotel Properties LP
6.500% due 06/15/2033		8,000	8,235

Rocket Cos., Inc.
6.125% due 08/01/2030		1,200	1,224

Sammons Financial Group Global Funding
5.100% due 12/10/2029		2,000	2,044

Sammons Financial Group, Inc.
6.875% due 04/15/2034		10,315	11,069

Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		7,395	7,521
6.174% due 01/09/2030 •		500	520

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	784
5.694% due 04/15/2031 •		4,300	4,437
6.534% due 01/10/2029 •		700	731

Selective Insurance Group, Inc.
5.900% due 04/15/2035		8,513	8,710

Sixth Street Lending Partners
5.750% due 01/15/2030		7,600	7,622
6.125% due 07/15/2030		4,900	4,992

SLM Corp.
3.125% due 11/02/2026		2,400	2,354
6.500% due 01/31/2030		10,715	11,255

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		4,700	4,669

Starwood Property Trust, Inc.
6.500% due 07/01/2030		3,000	3,101

Synchrony Bank
5.400% due 08/22/2025		185	185

UBS Group AG
5.699% due 02/08/2035 •		1,000	1,039
6.442% due 08/11/2028 •		550	572
6.537% due 08/12/2033 •		4,091	4,451

UniCredit SpA
7.296% due 04/02/2034 •		300	317

VB DPR Finance Co.
6.833% due 03/15/2035 «(h)		4,200	4,118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VFH Parent LLC
7.500% due 06/15/2031		$2,169	$2,278

VICI Properties LP
4.950% due 02/15/2030		610	614
5.125% due 11/15/2031		7,110	7,124
5.750% due 04/01/2034		2,725	2,787

Wells Fargo & Co.
5.244% due 01/24/2031 •		3,900	4,002
5.389% due 04/24/2034 •		1,480	1,515

Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,130

Winston RE Ltd.
10.808% due 02/21/2028 ~		300	305

			496,814

INDUSTRIALS 14.9%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,148	1,076
3.600% due 09/15/2028		330	323

Albion Financing SARL
7.000% due 05/21/2030		12,115	12,394

Altice France SA
5.500% due 10/15/2029		2,660	2,208
8.125% due 02/01/2027		5,000	4,504

Amer Sports Co.
6.750% due 02/16/2031		775	808

American Airlines Pass-Through Trust
3.200% due 12/15/2029		146	140
3.600% due 03/22/2029		287	279
3.650% due 02/15/2029		800	774

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		4,370	4,137

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,300	1,606

Aris Water Holdings LLC
7.250% due 04/01/2030		$5,000	5,163

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		8,200	8,119
5.308% due 10/20/2031		10,888	10,718

Ashtead Capital, Inc.
5.800% due 04/15/2034		6,970	7,137

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		550	521

Axalta Coating Systems LLC
3.375% due 02/15/2029		2,305	2,185

Axon Enterprise, Inc.
6.125% due 03/15/2030		11,970	12,339

Bausch & Lomb Corp.
8.375% due 10/01/2028		250	261

BC ULC
3.500% due 02/15/2029		2,514	2,397
4.000% due 10/15/2030		7,404	6,907

Beacon Mobility Corp.
7.250% due 08/01/2030 (a)		2,995	3,060

Becton Dickinson & Co.
1.957% due 02/11/2031		1,453	1,261
5.110% due 02/08/2034		1,684	1,689

Block, Inc.
6.500% due 05/15/2032		6,837	7,058

Boeing Co.
2.196% due 02/04/2026		2,300	2,264
3.250% due 02/01/2028		3,000	2,910
3.625% due 02/01/2031		1,057	996
5.150% due 05/01/2030		1,800	1,833
6.528% due 05/01/2034		3,573	3,885
6.858% due 05/01/2054		2,420	2,652

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		19,198	19,532

British Airways Pass-Through Trust
3.300% due 06/15/2034		131	122
4.250% due 05/15/2034		1,796	1,726

Broadcom Corp.
3.500% due 01/15/2028		100	98

98	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
3.187% due 11/15/2036		$10,969	$9,098
4.926% due 05/15/2037		8,305	8,065

Builders FirstSource, Inc.
4.250% due 02/01/2032		4,516	4,187
5.000% due 03/01/2030		2,900	2,849

CACI International, Inc.
6.375% due 06/15/2033		8,000	8,266

Camelot Finance SA
4.500% due 11/01/2026		146	144

Carnival Corp.
4.000% due 08/01/2028		9,694	9,494

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		4,000	4,209

CDW LLC
3.569% due 12/01/2031		9,125	8,405
5.100% due 03/01/2030		7,670	7,730
5.550% due 08/22/2034		3,757	3,751

Centene Corp.
2.500% due 03/01/2031		16,458	14,181
3.000% due 10/15/2030		17,237	15,413

Cerdia Finanz GmbH
9.375% due 10/03/2031		2,500	2,597

CGI, Inc.
1.450% due 09/14/2026		400	386

Charter Communications Operating LLC
2.250% due 01/15/2029		1,000	921
2.800% due 04/01/2031		100	89
3.850% due 04/01/2061		15,004	9,621
3.950% due 06/30/2062		1,850	1,193

Chord Energy Corp.
6.750% due 03/15/2033		6,862	7,015

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		8,950	9,191

CMA CGM SA
5.000% due 01/15/2031	EUR	1,500	1,768
5.500% due 07/15/2029		1,000	1,218

Cogent Communications Group LLC
6.500% due 07/01/2032		$1,300	1,282

Community Health Systems, Inc.
5.250% due 05/15/2030		8,042	7,139

Coterra Energy, Inc.
5.400% due 02/15/2035		2,000	1,981

Coty, Inc.
5.000% due 04/15/2026		57	57

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,110	1,051

CVS Health Corp.
4.300% due 03/25/2028		630	628

Dcli Bidco LLC
7.750% due 11/15/2029		4,250	4,309

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		596	561

Diamond Foreign Asset Co.
8.500% due 10/01/2030		8,112	8,453

Diamondback Energy, Inc.
5.550% due 04/01/2035		9,000	9,102

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		2,000	2,027

Elevance Health, Inc.
4.750% due 02/15/2030		3,000	3,038
5.200% due 02/15/2035		4,700	4,752

Embraer Netherlands Finance BV
5.980% due 02/11/2035		6,500	6,704

Enbridge, Inc.
5.700% due 03/08/2033		3,970	4,118

Energy Transfer LP
3.750% due 05/15/2030		1,736	1,666
5.200% due 04/01/2030		5,000	5,113
5.600% due 09/01/2034		2,700	2,744
5.700% due 04/01/2035		5,000	5,095
6.550% due 12/01/2033		1,100	1,194

Eni SpA
5.500% due 05/15/2034		8,490	8,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Louisiana LLC
4.000% due 03/15/2033		$495	$467
5.350% due 03/15/2034		625	642

EQT Corp.
4.500% due 01/15/2029		2,546	2,516
4.750% due 01/15/2031		7,624	7,509

Essent Group Ltd.
6.250% due 07/01/2029		2,944	3,051

Expand Energy Corp.
5.700% due 01/15/2035		15,095	15,323

First Student Bidco, Inc.
4.000% due 07/31/2029		350	329

Fiserv Funding ULC
3.500% due 06/15/2032	EUR	5,000	5,877

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		$7,787	6,925

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,000	3,593

Flutter Treasury DAC
5.875% due 06/04/2031		$6,777	6,832

Ford Motor Co.
3.250% due 02/12/2032		185	156

Gartner, Inc.
3.750% due 10/01/2030		15,411	14,431

Global Medical Response, Inc.
9.500% due 10/31/2028		1,961	1,970

Global Payments, Inc.
1.200% due 03/01/2026		300	293

goeasy Ltd.
6.875% due 05/15/2030		3,330	3,351
7.625% due 07/01/2029		5,142	5,305
9.250% due 12/01/2028		3,463	3,666

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,500	3,543

HCA, Inc.
3.625% due 03/15/2032		7,525	6,944
4.625% due 03/15/2052		3,530	2,839
5.500% due 03/01/2032		5,383	5,558
5.750% due 03/01/2035		13,715	14,112

Hologic, Inc.
3.250% due 02/15/2029		13,962	13,315

Howmet Aerospace, Inc.
6.750% due 01/15/2028		60	63

Imola Merger Corp.
4.750% due 05/15/2029		2,333	2,254

Insulet Corp.
6.500% due 04/01/2033		4,426	4,618

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		1,000	1,000

IPD 3 BV
5.350% due 06/15/2031 •	EUR	1,000	1,179

IQVIA, Inc.
6.250% due 02/01/2029		$3,400	3,556
6.250% due 06/01/2032		1,400	1,438

JetBlue Airways Corp.
9.875% due 09/20/2031		7,401	7,205

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,488	1,306
4.000% due 05/15/2034		813	763

Kodiak Gas Services LLC
7.250% due 02/15/2029		1,500	1,553

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		6,200	6,096

Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,764
3.900% due 08/08/2029		6,181	5,889

LifePoint Health, Inc.
11.000% due 10/15/2030		775	856

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		10,112	9,810

Manuchar Group SARL
6.941% due 07/07/2032 •(a)	EUR	5,000	5,772

Marriott International, Inc.
5.100% due 04/15/2032		$10,955	11,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marvell Technology, Inc.
4.750% due 07/15/2030		$400	$402
5.450% due 07/15/2035		500	504
5.750% due 02/15/2029		1,100	1,146

Matador Resources Co.
6.250% due 04/15/2033		1,000	995

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		425	433

Medline Borrower LP
6.250% due 04/01/2029		2,862	2,944

MPLX LP
1.750% due 03/01/2026		460	451

National Football League
4.780% due 10/05/2030 «(h)		1,000	1,002
5.480% due 10/05/2028 «(h)		1,600	1,628

National Fuel Gas Co.
5.500% due 03/15/2030		1,000	1,028
5.950% due 03/15/2035		3,000	3,069

NCL Corp. Ltd.
8.125% due 01/15/2029		200	211

NetApp, Inc.
5.500% due 03/17/2032		7,191	7,410

Newell Brands, Inc.
8.500% due 06/01/2028		5,000	5,264

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		2,500	1,888

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	2,000	2,406

Noble Finance LLC
8.000% due 04/15/2030		$5,734	5,843

Novelis Corp.
6.875% due 01/30/2030		3,000	3,104

NXP BV
3.875% due 06/18/2026		245	244

Occidental Petroleum Corp.
5.375% due 01/01/2032		3,000	2,978
6.450% due 09/15/2036		2,369	2,425
8.875% due 07/15/2030		625	715

Olympus Water U.S. Holding Corp.
9.750% due 11/15/2028		100	105

Organon & Co.
4.125% due 04/30/2028		8,656	8,331
6.750% due 05/15/2034		1,980	1,904

Permian Resources Operating LLC
6.250% due 02/01/2033		3,100	3,131

PetSmart, Inc.
4.750% due 02/15/2028		2,350	2,294

Post Holdings, Inc.
4.625% due 04/15/2030		8,011	7,709

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		1,500	1,490

Primo Water Holdings, Inc.
4.375% due 04/30/2029		7,670	7,444

Quikrete Holdings, Inc.
6.375% due 03/01/2032		5,500	5,659
6.750% due 03/01/2033		5,068	5,232

QXO Building Products, Inc.
6.750% due 04/30/2032		6,956	7,183

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		660	697

Rand Parent LLC
8.500% due 02/15/2030		5,995	6,025

Rollins, Inc.
5.250% due 02/24/2035		7,100	7,130

Rolls-Royce PLC
5.750% due 10/15/2027		3,425	3,518

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		6,838	6,927

Royalty Pharma PLC
1.200% due 09/02/2025		155	154

Santos Finance Ltd.
6.875% due 09/19/2033		9,373	10,241

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	99

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seadrill Finance Ltd.
8.375% due 08/01/2030	$4,050	$4,128

Seagate Data Storage Technology Pte Ltd.
8.250% due 12/15/2029	260	278
9.625% due 12/01/2032	3,700	4,174

Snam SpA
5.750% due 05/28/2035	8,150	8,330

Snap, Inc.
6.875% due 03/01/2033	14,503	14,891

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	250	266
9.750% due 11/15/2030	300	331

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	624	554
4.100% due 10/01/2029	3,744	3,441

Star Parent, Inc.
9.000% due 10/01/2030	250	263

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	10,656	11,303

Stryker Corp.
1.950% due 06/15/2030	1,000	892

Synopsys, Inc.
4.650% due 04/01/2028	2,000	2,021
4.850% due 04/01/2030	4,000	4,057
5.000% due 04/01/2032	4,985	5,052

T-Mobile USA, Inc.
3.750% due 04/15/2027	555	549
3.875% due 04/15/2030	1,425	1,384

TGS ASA
8.500% due 01/15/2030	3,944	4,086

Tidewater, Inc.
9.125% due 07/15/2030 (a)	1,783	1,836

Time Warner Cable LLC
4.500% due 09/15/2042	4,504	3,590

TopBuild Corp.
4.125% due 02/15/2032	4,135	3,837

Toucan FinCo Ltd.
9.500% due 05/15/2030	6,000	6,138

TransDigm, Inc.
7.125% due 12/01/2031	325	341

Transocean Aquila Ltd.
8.000% due 09/30/2028	204	206

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	167	170

U.S. Foods, Inc.
4.750% due 02/15/2029	215	211

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,906	1,708
3.500% due 09/01/2031	837	790
5.450% due 08/15/2038	4,687	4,746
5.875% due 04/15/2029	1,338	1,367

United Airlines, Inc.
4.625% due 04/15/2029	3,195	3,103

Univision Communications, Inc.
8.500% due 07/31/2031	2,000	2,004

Valaris Ltd.
8.375% due 04/30/2030	6,690	6,869

Vale Overseas Ltd.
6.400% due 06/28/2054	200	197

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	4,710	4,123

Venture Global LNG, Inc.
7.000% due 01/15/2030	14,021	14,186
8.375% due 06/01/2031	5,038	5,236

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	900	900
6.750% due 01/15/2036 (a)	900	900

Viking Cruises Ltd.
9.125% due 07/15/2031	3,675	3,960

Viridien
10.000% due 10/15/2030	4,000	3,939

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	11,729	10,752

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware LLC
1.400% due 08/15/2026	$60	$58
2.200% due 08/15/2031	9,786	8,497

VOC Escrow Ltd.
5.000% due 02/15/2028	705	702

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	5,000	5,017
5.050% due 03/27/2028	5,000	5,030

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	3,000	3,184

Warnermedia Holdings, Inc.
4.279% due 03/15/2032	2,000	1,693
5.050% due 03/15/2042	1,800	1,222

Wayfair LLC
7.250% due 10/31/2029	7,207	7,228
7.750% due 09/15/2030	2,000	2,017

Weir Group, Inc.
5.350% due 05/06/2030	8,002	8,117

Western Digital Corp.
2.850% due 02/01/2029	2,372	2,201
4.750% due 02/15/2026	32	32

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	60	59

Woodside Finance Ltd.
5.100% due 09/12/2034	4,000	3,875

Wynn Las Vegas LLC
5.250% due 05/15/2027	345	345

Wynn Resorts Finance LLC
7.125% due 02/15/2031	393	419

Yinson Bergenia Production BV
8.498% due 01/31/2045 (a)	2,300	2,331

Yinson Boronia Production BV
8.947% due 07/31/2042	3,766	4,013

ZipRecruiter, Inc.
5.000% due 01/15/2030	1,000	855

		873,468

UTILITIES 3.2%

AES Corp.
5.450% due 06/01/2028	310	317
5.800% due 03/15/2032	12,273	12,467

Aethon United BR LP
7.500% due 10/01/2029	2,500	2,624

Antero Midstream Partners LP
5.750% due 03/01/2027	260	260

AT&T, Inc.
1.650% due 02/01/2028	1,380	1,295

Boston Gas Co.
5.843% due 01/10/2035	12,154	12,642

Calpine Corp.
4.500% due 02/15/2028	1,785	1,772

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035	4,399	4,406
5.672% due 10/20/2035	7,000	7,056

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	7,398	7,632

DTE Energy Co.
5.200% due 04/01/2030	6,000	6,143

Edison International
6.250% due 03/15/2030	11,000	11,176

Electricite de France SA
4.875% due 09/21/2038	8,289	7,669
5.750% due 01/13/2035	5,878	6,009
9.125% due 03/15/2033 •(g)	120	136

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	4,200	4,250

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	2,287	2,323

FirstEnergy Corp.
3.400% due 03/01/2050	2,388	1,620

FORESEA Holding SA
7.500% due 06/15/2030	3,200	3,043

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genesis Energy LP
8.250% due 01/15/2029	$3,600	$3,767

ONEOK, Inc.
5.200% due 07/15/2048	1,111	963

Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	8,905
3.300% due 12/01/2027	6,400	6,194
4.550% due 07/01/2030	365	356
5.700% due 03/01/2035	8,500	8,428
5.800% due 05/15/2034	7,512	7,515
6.000% due 08/15/2035	900	910
6.100% due 01/15/2029	4,000	4,146
6.950% due 03/15/2034	750	808

Public Service Enterprise Group, Inc.
4.900% due 03/15/2030	6,000	6,105

Puget Energy, Inc.
5.725% due 03/15/2035	6,500	6,542

San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,000	5,108

Southern California Edison Co.
5.200% due 06/01/2034	3,000	2,912
5.875% due 12/01/2053	834	762

Southern Gas Corridor CJSC
6.875% due 03/24/2026	8,000	8,115

Sprint Capital Corp.
6.875% due 11/15/2028	600	644

System Energy Resources, Inc.
5.300% due 12/15/2034	18,732	18,523

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	2,900	3,015

		186,558

Total Corporate Bonds & Notes (Cost $1,527,191)		1,556,840

MUNICIPAL BONDS & NOTES 0.1%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	3,000	3,109

CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2023
5.125% due 03/01/2038	155	154

California State University Revenue Bonds, Series 2020
2.975% due 11/01/2051	215	144

		298

Total Municipal Bonds & Notes (Cost $3,313)		3,407

U.S. GOVERNMENT AGENCIES 40.5%

Freddie Mac
2.862% due 07/25/2054 ~	30,000	28,149
5.205% due 11/25/2054 •	21,788	21,699
5.505% due 02/25/2055 •	9,365	9,387
11.405% due 01/25/2042 •	6,000	6,404
12.105% due 11/25/2041 •	12,648	13,542

Ginnie Mae
7.000% due 06/20/2055	2,000	2,032

Ginnie Mae, TBA
3.000% due 08/01/2055	28,300	25,029

Uniform Mortgage-Backed Security
6.000% due 10/01/2053	142	145

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	48,400	41,888
4.000% due 08/01/2055	121,600	113,059
4.500% due 08/01/2055	404,725	386,993
5.000% due 08/01/2055	282,125	276,344
6.000% due 08/01/2055	725,845	736,952
6.500% due 08/01/2055	694,950	716,569

Total U.S. Government Agencies (Cost $2,355,716)		2,378,192

100	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (k)		$1,607	$1,601
0.375% due 07/15/2025 (k)		8,363	8,359
1.875% due 07/15/2034		100,275	100,410
2.125% due 04/15/2029 (k)		96,922	99,553

Total U.S. Treasury Obligations (Cost $206,611)			209,923

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.2%

ACRA Trust
5.608% due 10/25/2064 þ		5,309	5,316

AG Trust
6.327% due 07/15/2041 •		7,365	7,389

American Home Mortgage Assets Trust
5.319% due 11/25/2046 •		501	122

American Home Mortgage Investment Trust
6.000% due 02/25/2045		7,500	6,649

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,089	2,077
5.985% due 01/25/2069 þ		1,560	1,568
6.197% due 01/25/2069 þ		3,005	3,032
6.500% due 12/25/2067 þ		691	696

ATLX Trust
3.850% due 04/25/2063 þ		5,668	5,446
3.850% due 04/25/2064 þ		5,955	5,759

Avon Finance
5.139% due 12/28/2049 •	GBP	704	967

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042		$2,790	2,209

Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,932	1,056
6.359% due 10/25/2036		5,159	1,383

Barclays Commercial Mortgage Securities Trust
5.137% due 12/15/2057		5,000	5,126
5.609% due 12/15/2057		5,000	5,187

Bear Stearns Mortgage Funding Trust
4.854% due 07/25/2036 •		730	682

Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,287
3.944% due 07/15/2051		1,300	1,282

BINOM Securitization Trust
4.441% due 08/25/2057 ~		5,345	5,184

BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,183
5.153% due 12/15/2057		5,000	5,102
5.462% due 02/15/2057		2,400	2,463
5.566% due 11/15/2057 ~		10,000	10,325
5.625% due 12/15/2057 ~		5,700	5,920
5.857% due 02/15/2057		9,600	10,019

BX Commercial Mortgage Trust
5.325% due 02/15/2039 •		159	159

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		972	876
3.250% due 09/25/2063 ~		19,466	17,455
3.250% due 03/25/2064 ~		3,611	3,217
3.250% due 08/25/2064 ~		4,623	4,102
3.250% due 09/25/2064 ~		8,124	7,240
3.375% due 12/25/2064 ~		13,202	11,825

CIM Trust
3.250% due 10/25/2058 ~		1,056	961
4.750% due 06/25/2064 ~		4,040	4,010
5.000% due 02/25/2099 þ		12,030	11,902
6.639% due 12/25/2067 þ		349	351

COLT Mortgage Loan Trust
5.162% due 04/25/2067		649	646
6.393% due 06/25/2069 þ		3,737	3,786
6.421% due 05/25/2069		1,651	1,672

COMM Mortgage Trust
3.140% due 10/10/2036		1,900	1,767

Connecticut Avenue Securities Trust
11.305% due 04/25/2042 •		5,800	6,282
13.805% due 03/25/2042 •		2,000	2,229
14.155% due 03/25/2042 •		5,000	5,602

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		$2,702	$2,285
2.000% due 01/25/2060 ~		9,724	8,785
3.650% due 07/25/2058 ~		556	546
3.962% due 09/25/2057 ~		1,000	945
4.467% due 08/01/2057 ~		930	913

Cross Mortgage Trust
5.549% due 12/25/2069 ~		4,846	4,871
6.093% due 04/25/2069 þ		731	736
6.147% due 07/25/2069 þ		3,338	3,370
6.272% due 06/25/2069 þ		4,416	4,467
6.615% due 03/25/2068 þ		301	303

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036		5,830	1,634

DC Commercial Mortgage Trust
6.314% due 09/12/2040		500	522

Deutsche Alt-A Securities Mortgage Loan Trust
4.734% due 09/25/2047 •		5,970	5,128
4.914% due 12/25/2036 •		24,563	5,059

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		5,146	5,180
5.655% due 02/25/2060 þ		13,454	13,566
5.726% due 01/25/2060 þ		6,602	6,663

GCAT Trust
4.250% due 05/25/2067 ~		2,807	2,670
6.007% due 01/25/2059 þ		660	663
6.085% due 06/25/2059 þ		2,012	2,030

GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,273
5.680% due 12/15/2036 •		6,281	6,270

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061		5,597	5,446
4.100% due 07/25/2065		1,000	963
5.648% due 06/25/2065 ~		25,000	25,113

GSR Mortgage Loan Trust
5.014% due 08/25/2046 •		21,271	4,610

HarborView Mortgage Loan Trust
5.052% due 11/19/2035 •		1,398	908
5.112% due 06/20/2035 •		4,955	4,722

ILPT Commercial Mortgage Trust
6.557% due 10/15/2039 •		1,878	1,879

JP Morgan Chase Commercial Mortgage Securities Trust
5.158% due 04/15/2037 •		2,831	2,801
5.409% due 02/15/2035 •		823	810

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,598	1,557
5.250% due 11/25/2063 ~		393	393
5.990% due 07/25/2064 ~		835	840

JP Morgan Seasoned Mortgage Trust
3.700% due 01/25/2063 ~		1,000	938
4.446% due 01/25/2063 ~		1,907	1,829

Lehman Mortgage Trust
4.934% due 10/25/2036 •		12,719	3,317

Lehman XS Trust
4.814% due 12/25/2036 •		1,633	1,276
4.954% due 02/25/2046 •		9,272	8,289
5.374% due 09/25/2047 •		8,330	7,501

Merrill Lynch Alternative Note Asset Trust
4.854% due 04/25/2037 •		788	620

Merrion Square Residential DAC
2.999% due 03/24/2081 •	EUR	8,427	9,939

MF1 Ltd.
5.382% due 12/15/2034 •		$3,790	3,781

MFA Trust
4.250% due 02/25/2066 ~		1,806	1,733
6.105% due 12/25/2068 þ		1,780	1,790
6.775% due 10/25/2058 þ		1,004	1,015

Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,086
3.250% due 01/25/2061 ~		3,007	2,641
3.250% due 10/25/2069 ~		3,973	3,870

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064		7,656	7,414

New Orleans Hotel Trust
5.348% due 04/15/2032 •		9,793	9,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust Loan Trust
3.750% due 02/25/2068 ~	$871	$806
5.379% due 06/25/2069 ~	6,010	6,008

NLT Trust
3.200% due 10/25/2062 ~	3,196	2,919

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.654% due 01/25/2036 ~	4,689	1,345
5.978% due 08/25/2036 ~	9,238	2,442
6.757% due 06/25/2036	10,413	2,745

Nomura Resecuritization Trust
1.832% due 10/26/2036 •	3,369	3,002

OBX Trust
3.646% due 03/25/2053 ~	1,173	1,157
3.677% due 04/25/2053 ~	1,565	1,563
4.700% due 07/25/2062 þ	4,847	4,855
5.110% due 08/25/2062 þ	7,975	7,940
5.878% due 12/25/2063 þ	7,090	7,127
6.233% due 05/25/2064 þ	2,634	2,664
6.465% due 10/25/2063 þ	694	700
6.520% due 07/25/2063 þ	317	320
6.567% due 06/25/2063 þ	320	322
6.844% due 04/25/2063 þ	776	786
7.159% due 10/25/2063 þ	1,356	1,379

Oceanview Mortgage Trust
5.261% due 05/25/2055 •	1,600	1,604

OPEN Trust
7.401% due 11/15/2040 •	180	181

PRET LLC
5.963% due 11/25/2054 þ	8,631	8,642

PRET Trust
4.000% due 08/25/2064 þ	4,674	4,526
4.000% due 07/25/2069 þ	1,909	1,849
4.075% due 06/25/2064 ~	3,485	3,328
4.150% due 04/25/2065 þ	3,375	3,253

PRKCM Trust
6.431% due 05/25/2059 þ	1,868	1,889
6.584% due 09/25/2058 þ	670	677
7.225% due 11/25/2058 þ	723	734

PRPM LLC
3.750% due 03/25/2054 þ	819	798
3.750% due 04/25/2055 þ	11,877	11,488
4.000% due 11/25/2053 þ	884	868
4.000% due 01/25/2054 þ	1,623	1,593
4.000% due 05/25/2054 þ	761	747
4.000% due 07/25/2054 þ	778	762
4.000% due 08/25/2054 þ	1,600	1,569
4.000% due 10/25/2054 þ	1,680	1,641
4.000% due 11/25/2054 þ	7,474	7,260
4.200% due 12/25/2064 þ	2,513	2,460
4.500% due 02/25/2055 þ	1,880	1,855
5.250% due 07/25/2055 ~	1,000	999
5.699% due 11/25/2029 þ	1,762	1,768
5.870% due 11/25/2029 þ	8,135	8,139
5.897% due 12/25/2029 þ	8,667	8,617
6.179% due 06/25/2030 þ	1,000	1,009
6.255% due 05/25/2030 þ	5,955	5,993
6.469% due 05/25/2030 þ	8,754	8,750

PRPM Trust
5.674% due 12/26/2069 þ	5,091	5,102
5.802% due 11/25/2069 þ	16,550	16,698
6.221% due 11/25/2068 þ	1,604	1,615
6.250% due 08/25/2068 þ	732	736
6.265% due 12/25/2068 þ	3,040	3,067
6.327% due 06/25/2069 þ	2,670	2,720

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	7,729	7,713
5.472% due 06/25/2055 «þ	7,300	7,336
5.553% due 03/25/2055 þ	24,564	24,730
5.582% due 12/25/2044 þ	13,914	13,984
5.653% due 01/25/2045 þ	17,614	17,732
5.846% due 08/25/2044 þ	5,696	5,728

Residential Accredit Loans, Inc. Trust
6.500% due 09/25/2037	5,320	4,439

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065	1,901	1,907
5.732% due 02/25/2065	13,634	13,744

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	101

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
4.466% due 11/25/2063 ~		$15,647	$15,816

SMRT Commercial Mortgage Trust
5.312% due 01/15/2039 •		1,500	1,495

TIB Diversified Payment Rights Finance Co.
7.962% due 11/15/2034 «(h)		2,200	2,201

Towd Point Mortgage Trust
1.750% due 10/25/2060		985	894
2.900% due 10/25/2059 ~		902	867
3.750% due 04/25/2057 ~		1,500	1,475
3.750% due 09/25/2062		7,563	7,242
4.114% due 04/25/2055 ~		7,500	7,314
4.435% due 10/27/2064 ~		20,500	20,610
4.518% due 10/25/2064 ~		18,079	18,066
5.434% due 10/25/2048 •		609	610
5.725% due 11/25/2064		9,499	9,553

Trinity Square PLC
5.617% due 07/15/2059 ~	GBP	1,000	1,372

Verus Securitization Trust
3.417% due 01/25/2060		$246	241
5.041% due 08/25/2067		4,788	4,768
5.218% due 09/25/2069 ~		7,033	7,035
5.811% due 05/25/2068		1,247	1,249
5.999% due 02/25/2068		765	765
6.116% due 03/25/2069		9,723	9,819
6.192% due 06/25/2069 þ		4,666	4,715
6.193% due 03/25/2068 þ		292	292
6.218% due 06/25/2069 þ		4,480	4,532
6.259% due 12/25/2068 þ		6,047	6,105
6.338% due 04/25/2069		2,783	2,815
6.443% due 08/25/2068		797	803
6.665% due 09/25/2068 þ		797	807
6.876% due 11/25/2068 ~		1,170	1,187
7.070% due 10/25/2068 þ		656	666

Visio Trust
6.598% due 10/25/2058 þ		769	775

WaMu Mortgage Pass-Through Certificates Trust
4.993% due 01/25/2036 ~		4,726	4,559
5.294% due 10/25/2045 •		1,923	1,918

Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,305
3.640% due 12/15/2059		500	492
5.439% due 11/15/2057		10,000	10,286
5.920% due 11/15/2057 ~		10,000	10,483

WSTN Trust
6.518% due 07/05/2037 ~		400	406

Total Non-Agency Mortgage-Backed Securities (Cost $825,431)			833,062

ASSET-BACKED SECURITIES 37.4%

AUTOMOBILE ABS OTHER 4.5%

Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		308	311

Bridgecrest Lending Auto Securitization Trust
5.170% due 03/17/2031		15,000	15,157

Carmax Select Receivables Trust
5.010% due 09/16/2030		10,000	10,106

Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	6,010
4.900% due 12/10/2030		6,000	6,022
5.820% due 09/10/2030		3,750	3,829

Consumer Portfolio Services Auto Trust
4.790% due 11/15/2029		3,500	3,508
5.120% due 07/15/2031		3,300	3,326

CPS Auto Receivables Trust
4.650% due 03/15/2029		5,300	5,300
4.760% due 01/15/2031		7,000	6,997
5.740% due 04/15/2030		1,500	1,513

Drive Auto Receivables Trust
4.520% due 07/16/2029		6,000	6,001
4.670% due 05/17/2032		6,000	6,012
4.990% due 09/15/2032		13,300	13,396

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		8,000	7,994
4.640% due 01/15/2030		8,000	8,013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.920% due 09/17/2029		$20,000	$20,147
5.090% due 10/15/2031		21,500	21,744
5.160% due 07/15/2031		20,000	20,241
5.410% due 05/15/2030		1,500	1,512

Foursight Capital Automobile Receivables Trust
5.550% due 05/15/2029		1,000	1,011

GLS Auto Receivables Issuer Trust
4.970% due 10/15/2029		20,000	20,188
5.080% due 01/16/2029		2,800	2,813
5.110% due 01/15/2031		17,900	18,118
5.210% due 02/18/2031		6,000	6,067

GLS Auto Select Receivables Trust
4.500% due 11/15/2030		630	632
5.640% due 06/17/2030		3,250	3,330
5.640% due 08/15/2030		800	823
5.920% due 08/15/2030		1,000	1,032

Santander Drive Auto Receivables Trust
4.870% due 05/15/2031		20,000	20,230
5.060% due 05/15/2031		20,000	20,265
5.450% due 03/15/2030		1,295	1,311
6.400% due 03/17/2031		500	518
6.430% due 02/18/2031		500	519

			263,996

AUTOMOBILE SEQUENTIAL 2.6%

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	504
5.360% due 06/20/2030		2,000	2,056
5.900% due 08/21/2028		1,200	1,234

Carmax Select Receivables Trust
4.770% due 09/17/2029		10,000	10,073

Drive Auto Receivables Trust
4.730% due 09/15/2032		30,000	30,139

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,000	1,024

First Help Financial Issuer Trust
4.920% due 02/15/2031		20,000	20,072
4.940% due 11/15/2030		6,633	6,655
5.690% due 02/15/2030		1,909	1,930
5.890% due 06/15/2030		2,527	2,558

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,287
5.053% due 07/15/2028		2,823	2,104

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$853	857

GLS Auto Receivables Issuer Trust
4.750% due 01/16/2029		19,000	19,070

GLS Auto Select Receivables Trust
4.460% due 10/15/2030 (a)		500	500

Lendbuzz Securitization Trust
4.970% due 10/15/2029		4,423	4,429
5.100% due 10/15/2030		4,800	4,818
7.090% due 10/16/2028		934	950

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		4,000	4,039

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		563	565

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032		1,458	1,471

SBNA Auto Lease Trust
5.560% due 11/22/2027		2,180	2,198

Tricolor Auto Securitization Trust
5.220% due 06/15/2028		5,517	5,526
6.360% due 12/15/2027		414	416
6.610% due 10/15/2027		349	350

Veros Auto Receivables Trust
5.310% due 09/15/2028		22,970	23,003
6.280% due 11/15/2027		728	731

			149,559

CMBS OTHER 1.2%

AREIT Trust
6.426% due 08/17/2041 •		490	491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greystone Commercial Real Estate LLC
5.793% due 01/15/2043 •		$50,000	$50,064

KREF Ltd.
5.768% due 02/17/2039 •		768	770

LoanCore Issuer Ltd.
5.726% due 07/15/2036 •		756	756
5.853% due 01/17/2037 •		818	821

MF1 LLC
6.055% due 03/19/2039 •		2,000	2,008

PFP Ltd.
6.144% due 09/17/2039 •		16,481	16,540

			71,450

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
2.708% due 07/25/2039 •	EUR	1,120	1,246

HOME EQUITY OTHER 5.5%

Accredited Mortgage Loan Trust
4.874% due 12/25/2035 •		$13,785	13,044

ACE Securities Corp. Home Equity Loan Trust
4.794% due 07/25/2037 •		28,958	6,807
4.954% due 07/25/2036 •		8,571	6,997
6.684% due 08/25/2045 •		7,570	6,782

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.379% due 07/25/2035 •		87	86
5.484% due 08/25/2035 •		1,011	1,000
6.234% due 09/25/2034 •		3,414	2,838

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.894% due 01/25/2036 •		356	340

Asset-Backed Securities Corp. Home Equity Loan Trust
5.394% due 11/25/2035 •		5,283	4,588
6.459% due 05/25/2035 •		2,778	2,428

Bear Stearns Asset-Backed Securities Trust
4.985% due 12/25/2035 •		11,588	11,190
5.134% due 04/25/2037 •		6,813	6,506
5.207% due 12/25/2035 •		10,830	10,644
5.699% due 03/25/2035 •		1,008	1,010

BNC Mortgage Loan Trust
5.934% due 11/25/2037 •		12,673	8,873

Chase Funding Trust
4.894% due 12/25/2033 •		882	877

CIT Mortgage Loan Trust
7.059% due 10/25/2037 •		30,849	29,874

Citicorp Residential Mortgage Trust
4.473% due 07/25/2036		7,347	7,108

Citigroup Mortgage Loan Trust
7.581% due 10/25/2036 þ		1,680	977

Countrywide Asset-Backed Certificates
6.609% due 12/25/2034 •		3,471	3,194

Countrywide Asset-Backed Certificates Trust
4.284% due 12/25/2034 •		830	760
4.914% due 03/25/2047 •		6,537	6,178
5.074% due 09/25/2047 •		11,085	9,246
5.456% due 07/25/2035 ~		342	340
6.309% due 07/25/2035 •		5,367	5,293

Equifirst Loan Securitization Trust
4.694% due 04/25/2037 •		5,000	3,980

Fieldstone Mortgage Investment Trust
5.079% due 02/25/2036 •		2,202	1,928

Fremont Home Loan Trust
4.734% due 08/25/2036 •		8,234	3,369

GSAA Home Equity Trust
4.534% due 05/25/2037 •		7,936	2,774
5.069% due 09/25/2035 ~		415	277
6.158% due 09/25/2035 þ		3,049	2,033

GSAMP Trust
4.574% due 01/25/2037 •		9,669	5,894
4.614% due 06/25/2036 •		822	453
4.929% due 03/25/2046 •		3,000	2,754
5.004% due 02/25/2036 •		2,325	2,335

102	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.169% due 09/25/2035 •	$1,344	$1,329
5.529% due 02/25/2035 •	5,822	5,503

HSI Asset Securitization Corp. Trust
4.694% due 12/25/2036 •	4,994	1,873
4.714% due 04/25/2037 •	17,979	11,712
4.794% due 04/25/2037 •	5,952	3,880
4.994% due 04/25/2037 •	4,226	2,757

IXIS Real Estate Capital Trust
5.034% due 03/25/2036 •	149	78

JP Morgan Mortgage Acquisition Trust
4.754% due 03/25/2037 •	1,500	1,374

Long Beach Mortgage Loan Trust
5.184% due 02/25/2034 •	1,218	1,211

MASTR Asset-Backed Securities Trust
4.534% due 08/25/2036 •	6,676	2,253

MASTR Specialized Loan Trust
6.834% due 01/25/2036 •	6,104	4,109

Merrill Lynch First Franklin Mortgage Loan Trust
4.694% due 06/25/2037 •	1,428	1,424
4.774% due 05/25/2037 •	4,048	2,923
4.934% due 06/25/2037 •	262	263

Merrill Lynch Mortgage Investors Trust
5.559% due 06/25/2035 •	3,764	3,937

Morgan Stanley ABS Capital, Inc. Trust
5.054% due 12/25/2035 •	264	260
5.334% due 05/25/2034 •	6,047	5,841
5.529% due 01/25/2035 •	463	472
7.209% due 08/25/2034 •	550	468

New Century Home Equity Loan Trust
4.994% due 05/25/2036 •	1,500	1,402
5.319% due 05/25/2034 •	1,603	1,630

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.234% due 02/25/2037 •	1,192	334

NovaStar Mortgage Funding Trust
4.714% due 06/25/2036 •	213	192

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	4,228	4,230
6.141% due 04/25/2044 ~	3,538	3,566
6.147% due 06/25/2044 þ	8,069	8,146

Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,216
5.909% due 04/25/2037 þ	46,054	11,260

Residential Asset Securities Corp. Trust
6.459% due 03/25/2035 •	669	618

Saxon Asset Securities Trust
4.534% due 05/25/2047 •	292	213
4.674% due 01/25/2047 •	5,925	5,648
4.834% due 09/25/2047 •	6,402	5,957
4.929% due 03/25/2036 •	6,050	4,694
5.234% due 09/25/2047 •	10,000	7,645

Securitized Asset-Backed Receivables LLC Trust
4.694% due 01/25/2037 •	673	640
4.794% due 02/25/2037 •	15,532	13,403
4.854% due 03/25/2036 •	3,617	3,401
4.854% due 12/25/2036 •	3,490	1,703
5.394% due 10/25/2035 •	3,151	2,284

Soundview Home Loan Trust
4.954% due 02/25/2037 •	11,251	3,027

Structured Asset Investment Loan Trust
5.384% due 10/25/2033 •	1,624	1,657

Structured Asset Securities Corp.
4.685% due 02/25/2035 •	825	818

Structured Asset Securities Corp. Mortgage Loan Trust
4.704% due 01/25/2037 •	13,110	11,598
4.854% due 02/25/2037 •	288	284

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	2,148	2,168

Wells Fargo Home Equity Asset-Backed Securities Trust
5.424% due 04/25/2035 •	262	262

		324,440

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.262% due 11/25/2036 •	1,216	1,109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE SEQUENTIAL 0.1%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~		$2,355	$2,408

WHOLE LOAN COLLATERAL 3.0%

Citigroup Mortgage Loan Trust
4.834% due 11/25/2046 •		376	370

First Franklin Mortgage Loan Trust
6.309% due 07/25/2034 •		273	275

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.199% due 11/25/2035 •		3,184	3,068

PRET LLC
5.744% due 06/25/2055 þ(a)		1,000	1,002
5.851% due 12/25/2054 þ		13,487	13,513
5.925% due 10/25/2054 þ		16,369	16,338
5.926% due 10/25/2054 þ		7,497	7,490
5.963% due 09/25/2054 þ		6,390	6,402
6.244% due 05/25/2055 þ		29,763	29,900
6.368% due 04/25/2055 þ		30,855	31,035

Residential Asset Mortgage Products Trust
4.814% due 10/25/2036 •		17,464	15,797

Securitized Asset-Backed Receivables LLC Trust
4.674% due 11/25/2036 •		27,350	7,605

Specialty Underwriting & Residential Finance Trust
4.914% due 09/25/2037 •		2,354	1,620

VCAT LLC
5.877% due 01/25/2055 þ		9,656	9,682
5.889% due 02/25/2055 þ		16,037	16,059
5.977% due 01/25/2055 þ		17,326	17,373

			177,529

OTHER ABS 20.5%

37 Capital CLO Ltd.
5.346% due 04/15/2035 •		5,200	5,184

522 Funding CLO Ltd.
5.479% due 10/23/2034 •		7,800	7,803

Aaset Trust
2.798% due 01/15/2047		5,748	5,359

ACHV ABS Trust
4.760% due 04/26/2032		3,255	3,256
5.010% due 12/26/2031		388	389
5.040% due 04/26/2032		4,419	4,411
5.070% due 10/27/2031		1,507	1,513
5.430% due 10/27/2031		2,344	2,359
5.450% due 12/26/2031		2,625	2,642
5.680% due 12/26/2031		3,069	3,075
5.900% due 04/25/2031		383	387

Affirm Master Trust
4.670% due 07/15/2033		1,600	1,607
4.990% due 02/15/2033		30,000	30,247

American Money Management Corp. CLO Ltd.
5.469% due 01/20/2035 •		9,100	9,103

Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		20,000	20,005
5.969% due 04/20/2037 •		1,500	1,503

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		2,000	1,904
2.871% due 01/28/2039		4,000	3,795
2.875% due 07/27/2039		2,000	1,879
3.000% due 01/21/2040		2,000	1,864
3.177% due 10/25/2038		2,400	2,302
3.619% due 04/25/2038		10,200	10,037
3.793% due 10/25/2037		10,741	10,532
3.900% due 07/28/2037		9,830	9,651
4.169% due 04/25/2038		2,000	1,926
4.300% due 07/25/2036		16,581	16,441

Apidos CLO
5.520% due 04/17/2034 •		22,200	22,192

Apollo Aviation Securitization Equity Trust
5.522% due 02/16/2050 «		15,000	15,128

Arcano Euro CLO DAC
0.000% due 07/25/2039 •(a)	EUR	5,400	6,361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares CLO Ltd.
5.433% due 10/28/2034 •	$2,500	$2,503

Ascent Education Funding Trust
6.140% due 10/25/2050	1,756	1,794

Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •	2,100	2,100

Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(a)	1,900	1,900
0.000% due 07/15/2035 •(a)	1,300	1,301
5.299% due 10/21/2034 •	18,200	18,113
5.335% due 07/24/2034 •	10,000	9,959
5.422% due 10/23/2034 •	6,000	5,985
5.469% due 10/20/2034 •	20,000	20,049
5.489% due 10/23/2034 •	8,700	8,706
5.491% due 07/16/2034 •	11,100	11,092
5.719% due 10/20/2034 •	1,000	1,001
5.741% due 07/16/2034 •	1,500	1,505

Bankers Healthcare Group Securitization Trust
4.820% due 04/17/2036	9,401	9,465
5.260% due 04/17/2036	12,400	12,510
5.550% due 04/17/2036	169	169
6.920% due 12/17/2036	131	135

Benefit Street Partners CLO Ltd.
5.619% due 04/20/2034 •	850	851

Blackbird Capital Aircraft Lease Ltd.
2.443% due 07/15/2046	1,594	1,496

Canyon CLO Ltd.
5.336% due 07/15/2034 •	5,200	5,206

Capital Street Master Trust
5.654% due 10/16/2028 •	8,000	8,002

Carbone CLO Ltd.
5.671% due 01/20/2031 •	572	573

Carval CLO Ltd.
5.259% due 07/20/2032 •	19,728	19,743

Castlelake Aircraft Structured Trust
5.783% due 02/15/2050	13,628	13,838

CIFC Funding Ltd.
5.487% due 10/24/2030 •	477	478

College Avenue Student Loans LLC
5.539% due 07/25/2051 •	2,208	2,196
5.834% due 12/28/2048 •	1,279	1,279
6.205% due 05/25/2055 •	2,557	2,591

CRB Securitization Trust
6.960% due 10/20/2033	68	68

Diameter Credit Funding Ltd.
4.600% due 07/25/2037	2,396	2,378

Dryden CLO Ltd.
5.362% due 08/20/2034 •	48,500	48,385

Dryden Senior Loan Fund
5.339% due 04/20/2034 •	1,920	1,920

ECMC Group Student Loan Trust
5.570% due 11/25/2069 •	885	889

Elevation CLO Ltd.
5.412% due 07/25/2034 •	24,200	24,227
5.582% due 01/25/2035 •	18,000	18,007
5.882% due 01/25/2035 •	2,300	2,305

Elmwood CLO Ltd.
5.463% due 04/22/2035 «	600	600

Fortress Credit BSL Ltd.
5.369% due 07/23/2032 •	5,657	5,663

Foundation Finance Trust
4.670% due 04/15/2052 (a)	500	500

GoldenTree Loan Management U.S. CLO Ltd.
5.419% due 10/20/2034 •	5,000	5,003

Golub Capital Partners Static Ltd.
5.499% due 04/20/2033 •	1,266	1,266

GreenSky Home Improvement Issuer Trust
5.120% due 03/25/2060	13,602	13,631
5.150% due 10/27/2059	3,394	3,432
5.220% due 03/25/2060	9,488	9,584
5.250% due 10/27/2059	1,623	1,625
5.260% due 10/27/2059	400	403
5.320% due 03/25/2060	13,200	13,452
5.550% due 10/27/2059	400	404
6.430% due 10/27/2059	400	405

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	103

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenSky Home Improvement Trust
5.550% due 06/25/2059	$1,100	$1,127
5.870% due 06/25/2059	2,000	2,037
6.360% due 06/25/2059	2,000	2,051

Greywolf CLO Ltd.
5.502% due 04/22/2033 •	20,800	20,850

ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •	15,010	15,008

KKR CLO Ltd.
5.701% due 02/09/2035 •	2,000	2,001

LCM Ltd.
5.326% due 01/15/2034 •	2,000	1,993

Lendmark Funding Trust
5.530% due 06/21/2032	3,100	3,155

Madison Park Funding Ltd.
5.256% due 10/15/2034 •	30,000	30,035
5.316% due 04/15/2035 •	1,000	996

Navesink CLO Ltd.
5.526% due 04/15/2036 •	4,600	4,602

Navient Private Education Refi Loan Trust
5.476% due 12/15/2059 •	1,070	1,066

Navient Refinance Loan Trust
5.020% due 07/15/2055	3,200	3,226
5.320% due 07/15/2055	4,200	4,223

Navient Student Loan Trust
5.320% due 08/26/2069 •	812	811

Nelnet Student Loan Trust
6.502% due 02/20/2041 •	275	281
6.640% due 02/20/2041	275	285

Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •	21,300	21,261
5.330% due 07/17/2036 •	21,000	20,984

Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •	10,600	10,542
5.419% due 10/20/2030 •	1,906	1,907

Octagon Ltd.
5.576% due 07/21/2035 •	40,000	39,974

OFSI BSL Ltd.
5.539% due 04/20/2034 •	15,600	15,618

Oportun Funding Trust
4.960% due 08/16/2032	8,071	8,060
5.240% due 08/16/2032	7,900	7,920
5.780% due 08/16/2032	2,000	2,008

Oportun Issuance Trust
5.010% due 02/08/2033	7,300	7,298
5.300% due 02/08/2033	2,000	1,999
5.860% due 02/09/2032	1,220	1,221
5.890% due 02/08/2033	1,000	1,000

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~	1,230	800
4.961% due 10/15/2032	5,173	5,164
5.065% due 03/15/2032	2,368	2,369
5.092% due 07/15/2032	6,019	6,029
5.156% due 07/15/2032	5,500	5,516
5.162% due 04/15/2032 «	992	992
5.183% due 06/15/2032	3,672	3,686
5.329% due 10/15/2032	13,900	13,930
5.331% due 01/15/2032	2,023	2,029
5.617% due 04/15/2032 «	1,369	1,370
5.628% due 07/15/2032	9,999	10,057
5.637% due 07/15/2032	2,900	2,909
5.639% due 10/15/2032	16,100	16,144
5.750% due 06/15/2032	4,271	4,292
5.823% due 04/15/2032 «	789	789
5.867% due 07/15/2032	5,000	5,028
5.992% due 06/15/2032	1,600	1,603
6.261% due 04/15/2032 «	829	829
6.278% due 10/15/2031	999	1,008
10.273% due 04/15/2032 «	1,019	990

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	920	926

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	1,446	1,458

Pagaya AI Debt Trust
5.373% due 01/17/2033	2,700	2,706
6.258% due 10/15/2031	1,432	1,442
6.660% due 07/15/2031	1,075	1,082

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.299% due 06/16/2031		$482	$488
8.050% due 03/15/2030 ~		1	1
9.099% due 04/15/2031		761	764
9.524% due 12/16/2030 ~		205	207
9.570% due 12/16/2030		2,197	2,209

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		8,600	8,657

Parallel Ltd.
5.366% due 07/15/2034 •		20,000	19,968

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		17,700	17,772

Pikes Peak CLO
5.466% due 07/15/2034 •		18,000	18,013
5.489% due 10/11/2034 •		18,000	18,017

PK ALIFT Loan Funding LP
5.052% due 10/15/2039		6,333	6,321
5.365% due 11/15/2042		20,000	20,093

Reach ABS Trust
4.960% due 08/16/2032		6,814	6,816
5.340% due 08/16/2032		4,600	4,623
5.840% due 07/15/2031		5,000	5,061
5.880% due 07/15/2031		1,203	1,206
5.990% due 08/16/2032		1,200	1,212
6.290% due 02/18/2031		950	961
6.300% due 02/18/2031		457	459

Romark Credit Funding Ltd.
5.539% due 09/15/2042		3,400	3,407

Sculptor CLO Ltd.
5.329% due 07/20/2034 •		10,000	10,003

SLAM Ltd.
5.807% due 05/15/2050		25,000	25,484

SLM Student Loan Trust
2.558% due 10/25/2039 •	EUR	1,133	1,245

SMB Private Education Loan Trust
5.060% due 03/16/2054		$13,070	13,223
5.090% due 10/16/2056		2,050	2,073
5.130% due 04/15/2054		29,618	29,992
5.380% due 01/15/2053		965	980
5.380% due 07/15/2053		4,443	4,537
5.403% due 06/17/2052 •		1,388	1,380
5.403% due 07/15/2053 •		4,443	4,450
5.500% due 06/17/2052		6,389	6,549
5.654% due 10/16/2056 •		2,585	2,593
6.104% due 10/16/2056 •		3,682	3,758

SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		12,344	12,370
4.820% due 06/25/2034		3,500	3,507

Sound Point CLO Ltd.
5.651% due 01/21/2031 •		193	193

Stream Innovations Issuer Trust
6.270% due 07/15/2044		1,624	1,687

Symphony CLO Ltd.
5.776% due 04/15/2037 •		2,000	2,013
6.072% due 01/20/2037 •		1,000	1,004

TCW CLO AMR Ltd.
5.624% due 08/16/2034 •		7,100	7,110

TCW CLO Ltd.
5.861% due 01/16/2037 •		2,000	2,003

Trinitas CLO Ltd.
5.309% due 07/20/2035 •		21,000	20,897
5.379% due 10/20/2033 •		23,900	23,913

Upstart Pass-Through Trust
7.900% due 10/20/2028		648	658

Upstart Securitization Trust
5.220% due 06/20/2035 «		6,200	6,209

Venture CLO Ltd.
5.409% due 10/20/2034 •		1,000	999

Voya CLO Ltd.
5.469% due 07/20/2032 •		474	475

Wellfleet CLO Ltd.
0.000% due 04/20/2034 •(a)		4,300	4,300

Wind River CLO Ltd.
5.316% due 10/15/2034 •		21,484	21,420

			1,199,509

Total Asset-Backed Securities (Cost $2,185,880)			2,191,246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.6%

Angolan Government International Bond
8.000% due 11/26/2029		$6,100	$5,547

Avenir Issuer Ireland DAC
6.000% due 10/25/2027		2,864	2,687

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,500	1,546

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	4,400	809
0.000% due 10/01/2025 (e)		202,100	35,880
0.000% due 04/01/2026 (e)		48,600	8,058

Colombian TES
11.500% due 07/25/2046	COP	23,907,600	5,294
13.250% due 02/09/2033		76,145,500	19,515

Ecuador Government International Bond
6.900% due 07/31/2030		$10,050	8,743

Egypt Government International Bond
6.375% due 04/11/2031	EUR	4,850	5,314

El Salvador Government International Bond
7.625% due 02/01/2041		$725	669
9.250% due 04/17/2030		800	849

Israel Government International Bond
5.375% due 02/19/2030		5,000	5,102
5.625% due 02/19/2035		5,000	5,091

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	3,850	4,071

Mexican Bonos
7.000% due 09/03/2026	MXN	57,000	3,001

Mexican Udibonos
4.000% due 11/30/2028 (f)		255,025	13,325

Mexico Government International Bond
5.850% due 07/02/2032 (a)		$1,700	1,722
6.625% due 01/29/2038 (a)		1,600	1,626

Panama Government International Bond
7.500% due 03/01/2031		300	320
8.000% due 03/01/2038		4,250	4,565

Peru Government International Bond
6.150% due 08/12/2032	PEN	83,200	24,295
6.900% due 08/12/2037		7,300	2,101

Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	83,750	4,652
8.500% due 01/31/2037		721,100	35,458

Romania Government International Bond
5.125% due 09/24/2031	EUR	2,000	2,329
5.250% due 03/10/2030		2,200	2,649

Senegal Government International Bond
5.375% due 06/08/2037		1,500	1,098

Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	100,000	2,412
49.053% due 05/20/2026 ~		31,100	785
49.053% due 05/17/2028 ~		59,300	1,445

Total Sovereign Issues (Cost $201,658)			210,958

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

New Fortress Energy, Inc. (c)		8,876	29

Total Common Stocks (Cost $0)			29

104	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.7%

REPURCHASE AGREEMENTS (i) 15.0%
			$880,400

SHORT-TERM NOTES 0.1%

Pagaya AI Debt Trust
4.858% due 06/15/2026		$2,800	2,801

Upstart Securitization Trust
4.840% due 06/20/2026 «		2,600	2,602

			5,403

NIGERIA TREASURY BILLS 0.1%
33.141% due 06/11/2026 - 06/12/2026 (d)(e)	NGN	13,776,118	7,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.321% due 07/03/2025 - 10/21/2025 (d)(e)(k)(m)	$27,176	$27,068

Total Short-Term Instruments (Cost $919,706)		920,161

Total Investments in Securities (Cost $8,417,226)		8,500,838

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

MUTUAL FUNDS 0.3%

PIMCO Senior Loan Active Exchange-Traded Fund	372,228	$18,981

Total Mutual Funds (Cost $19,002)		18,981

Total Investments in Affiliates (Cost $19,002)		18,981

Total Investments 145.3% (Cost $8,436,228)		$8,519,819

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $60,549)		(9,147)

Other Assets and Liabilities, net (45.1)%		(2,645,847)

Net Assets 100.0%		$5,864,825

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC	6.520%	03/20/2028	03/20/2025	$8,000	$8,054	0.14%
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	2,026	0.04
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	2,015	0.03
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,999	0.03
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	6,000	6,036	0.10
National Football League	4.780	10/05/2030	06/27/2025	1,000	1,002	0.02
National Football League	5.480	10/05/2028	03/14/2024	1,600	1,628	0.03
Pantheon Senior Debt Secondaries	6.317	03/26/2026	03/18/2025	1,400	1,400	0.02
Project Alpha Investindustrial	4.256	02/27/2026	02/28/2025	392	445	0.01
TIB Diversified Payment Rights Finance Co.	7.962	11/15/2034	09/18/2024	2,200	2,201	0.04
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,200	4,118	0.07

				$30,792	$30,924	0.53%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	105

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$53,800	U.S. Treasury Notes 3.625% due 03/31/2028	$(54,962)	$53,800	$53,807
	4.440	07/01/2025	07/02/2025	404,100	U.S. Treasury Notes 4.125% due 10/31/2029	(412,781)	404,100	404,100
	4.450	06/30/2025	07/01/2025	390,000	U.S. Treasury Notes 3.625% due 03/31/2030	(398,818)	390,000	390,048
DEU	4.420	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 3.250% due 05/15/2042	(102)	100	100
	4.600	06/30/2025	07/01/2025	32,400	U.S. Treasury Bonds 4.000% due 11/15/2052	(33,057)	32,400	32,404

Total Repurchase Agreements						$(899,720)	$880,400	$880,459

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$847,955	$0	$0	$847,955	$(866,561)	$(18,606)
DEU	32,504	0	0	32,504	(33,159)	(655)

Total Borrowings and Other Financing Transactions	$880,459	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(3,595) at a weighted average interest rate of 5.186%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2025	98	$7,393	$(34)	$0	$(34)
Euro-BTP September Futures	09/2025	177	25,228	(11)	40	(48)
Euro-Bund September Futures	09/2025	144	22,077	(174)	5	(63)
U.S. Treasury 2-Year Note September Futures	09/2025	2,145	446,210	1,618	117	0
U.S. Treasury 5-Year Note September Futures	09/2025	6,947	757,223	6,291	923	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,374	154,060	2,575	429	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,234	141,004	2,476	598	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	426	50,747	1,786	573	0
United Kingdom Long Gilt September Futures	09/2025	46	5,874	(24)	6	(20)

				$14,503	$2,691	$(165)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat September Futures	09/2025	146	$(21,298)	$83	$46	$(10)

Total Futures Contracts				$14,586	$2,737	$(175)

106	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%	$	500	$3	$5	$8	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742		4,600	13	42	55	3	0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	0.853		100	4	8	12	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.388		200	21	(1)	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		100	0	2	2	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	4.701	EUR	1,400	109	(88)	21	3	0

							$150	$(32)	$118	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(10)	$9	$(1)	$1	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	2	(1)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	2	(5)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	148,600	11,545	(416)	11,129	488	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	448,900	21,308	13,145	34,453	1,578	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	46,700	980	86	1,066	23	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,490,400	25,694	7,770	33,464	824	0

					$59,507	$20,598	$80,105	$2,914	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	102,200	$(2,372)	$1,101	$(1,271)	$0	$(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	$	132,100	82	993	1,075	0	(219)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		117,700	(1,476)	1,718	242	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	07/31/2029		27,400	653	(142)	511	0	(34)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/30/2029		494,100	0	(4,213)	(4,213)	0	(728)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		46,500	382	7	389	0	(75)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		24,300	(170)	(233)	(403)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	861	830	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		400	(2)	19	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	19	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		900	(3)	42	39	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(2)	31	29	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		33,200	(114)	1,474	1,360	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	05/05/2035		133,700	643	2,643	3,286	0	(512)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		5,100	(25)	50	25	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		17,100	765	1,216	1,981	0	(129)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		47,300	165	3,156	3,321	0	(376)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	EUR	24,900	0	(13)	(13)	2	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		474,400	(201)	(46)	(247)	47	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		130,900	0	201	201	192	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		14,000	0	24	24	21	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		2,900	(10)	32	22	6	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,500	(6)	16	10	3	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	10	5	3	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		3,700	(15)	35	20	8	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	26	21	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	148,675	794	763	1,557	0	(208)
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	83	105	0	(5)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	117	49	0	(21)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	58,600	(108)	5	(103)	0	(64)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		16,400	561	67	628	33	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		18,700	1,523	767	2,290	71	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	264	270	20	0

							$981	$11,093	$12,074	$429	$(2,643)

Total Swap Agreements							$60,638	$31,659	$92,297	$3,349	$(2,643)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	107

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,737	$3,349	$6,086	$0	$(175)	$(2,643)	$(2,818)

(k)

Securities with an aggregate market value of $109,668 and cash of $44,033 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	EUR	48,523		$55,173	$0	$(1,985)
	07/2025	IDR	111,735,451		6,849	0	(41)
	07/2025	ILS	20		6	0	0
	07/2025	KRW	8,841,200		6,483	0	(57)
	07/2025	PEN	42,200		11,615	0	(295)
	07/2025	SGD	217		169	0	(1)
	07/2025		$7,158	CHF	5,864	233	0
	08/2025	TWD	624,521		$18,967	0	(2,744)
	08/2025		$9,086	CNH	64,964	24	0
	08/2025		169	SGD	216	1	0
	10/2025		686	PEN	2,533	27	0

BPS	07/2025	BRL	156,768		$28,011	0	(843)
	07/2025	IDR	186,928,644		11,460	0	(57)
	07/2025	INR	2,835,024		33,050	0	(16)
	07/2025	JPY	2,583,200		17,898	0	(40)
	07/2025	SEK	2,975		309	0	(5)
	07/2025	THB	2,498		76	0	(1)
	07/2025	TWD	169,947		5,230	0	(621)
	07/2025		$28,565	BRL	156,768	290	0
	07/2025		4,820	IDR	78,660,848	30	0
	07/2025		15,830	KRW	21,430,387	16	0
	07/2025		7,120	THB	232,944	53	0
	07/2025		30,945	TWD	919,865	679	0
	08/2025	CNH	69,283		$9,696	0	(19)
	08/2025	CZK	1,046		47	0	(3)
	08/2025	TWD	141,339		4,336	0	(577)
	08/2025		$9,254	CNH	66,007	2	0
	08/2025		1,748	INR	151,918	21	0
	08/2025		21	JPY	3,013	0	0
	08/2025		247	TWD	8,093	34	0
	10/2025	BRL	18,900		$3,156	0	(243)
	05/2030	KWD	2,974		10,242	409	0

108	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	07/2025	EUR	3,687		$4,187	$0	$(156)
	07/2025	KRW	347,983		254	0	(3)
	07/2025	NOK	589		58	0	(1)
	07/2025	THB	75,060		2,303	0	(8)
	07/2025	TRY	314,146		7,736	0	(52)
	07/2025		$12,754	GBP	9,374	113	0
	07/2025		31	JPY	4,442	0	0
	07/2025		21	KRW	29,197	0	0
	07/2025		215	PLN	807	8	0
	07/2025		15,218	TRY	621,375	162	0
	07/2025	ZAR	716,281		$39,616	0	(780)
	08/2025	CZK	10,322		464	0	(28)
	08/2025	GBP	9,374		12,756	0	(113)
	08/2025		$482	CNH	3,500	9	0
	08/2025		3,907	INR	335,407	0	(2)
	08/2025		493	TRY	20,532	6	0
	09/2025	PEN	34,829		$9,609	0	(202)
	11/2025		$2,981	PEN	10,942	96	0

CBK	07/2025	BRL	78,248		$14,339	0	(63)
	07/2025	EUR	26,430		30,562	0	(572)
	07/2025	KRW	12,743,013		9,272	0	(154)
	07/2025	PEN	33,451		9,100	0	(340)
	07/2025	SEK	1,640		173	0	(1)
	07/2025	THB	130,728		3,931	0	(94)
	07/2025	TWD	372,220		11,665	0	(1,151)
	07/2025		$13,382	AUD	20,541	137	0
	07/2025		13,382	BRL	78,248	1,020	0
	07/2025		22,026	CAD	30,163	124	0
	07/2025		1,907	IDR	31,059,085	8	0
	07/2025		2,793	JPY	397,700	0	(31)
	07/2025		516	KRW	706,705	7	0
	07/2025		18,303	PEN	65,308	124	0
	07/2025		620	THB	20,700	17	0
	07/2025		15,951	TWD	474,237	377	0
	08/2025	CNH	123,826		$17,174	0	(190)
	08/2025	COP	107,892,527		25,872	0	(400)
	08/2025	TWD	336,459		10,327	0	(1,370)
	08/2025		$33,207	CNH	237,420	85	0
	08/2025		14,283	INR	1,231,019	53	(5)
	09/2025	PEN	65,446		$18,303	0	(125)
	09/2025		$7,428	PEN	27,467	310	0
	12/2025	PEN	11,157		$3,014	0	(121)

DUB	07/2025	SGD	75		58	0	(1)
	07/2025		$76,404	EUR	65,860	1,176	0
	07/2025		1,212	TWD	36,008	28	0
	08/2025	EUR	65,715		$76,404	0	(1,174)
	08/2025		$13,532	CNH	97,697	168	0
	08/2025		6,066	INR	523,452	28	0
	09/2025	MXN	85,389		$4,435	0	(79)
	09/2025	PEN	35,345		9,788	0	(168)

FAR	07/2025	AUD	20,541		13,308	0	(211)
	07/2025	BRL	207,137		36,443	0	(1,682)
	07/2025	CHF	5,863		7,140	0	(250)
	07/2025	CNH	10,728		1,493	0	(8)
	07/2025	JPY	2,687		18	0	0
	07/2025	PLN	10,837		2,939	0	(67)
	07/2025	SGD	364		284	0	(2)
	07/2025		$37,501	BRL	207,137	624	0
	07/2025		17,084	JPY	2,450,858	0	(65)
	07/2025		11,809	PEN	42,206	102	0
	08/2025	CNH	40,991		$5,728	0	(20)
	08/2025		$4,164	AUD	6,365	28	0
	08/2025		715	CHF	570	6	0
	08/2025		2,899	INR	250,702	20	0
	08/2025		18	JPY	2,677	0	0
	08/2025		157	SGD	200	0	0
	09/2025	BRL	210,306		$37,501	0	(616)
	09/2025	MXN	240,234		12,338	0	(362)
	12/2025	PEN	42,418		11,809	0	(102)

GLM	07/2025	BRL	205,469		37,246	0	(572)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	109

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	PEN	31,870		$8,560	$0	$(431)
	07/2025	SGD	67		53	0	0
	07/2025	TWD	34,768		1,069	0	(128)
	07/2025		$37,621	BRL	205,469	197	0
	07/2025		451	IDR	7,353,200	2	0
	07/2025	ZAR	7,050		$392	0	(5)
	08/2025	CNH	18,819		2,624	0	(15)
	08/2025	HUF	84,962		235	0	(15)
	08/2025		$53	SGD	67	0	0
	08/2025		378	TWD	12,395	53	0
	09/2025		31,850	BRL	178,448	493	0
	10/2025	BRL	21,500		$3,531	0	(337)
	10/2025		$5,396	BRL	30,427	77	0
	04/2026	BRL	18,800		$3,190	0	(44)

JPM	07/2025		65,707		12,041	0	(53)
	07/2025	CAD	7,579		5,517	0	(48)
	07/2025	CNH	20,326		2,816	0	(26)
	07/2025	GBP	8,146		10,986	0	(196)
	07/2025	KRW	318,486		234	0	(2)
	07/2025	NZD	1,562		932	0	(21)
	07/2025	PLN	19,546		5,288	0	(133)
	07/2025	SGD	5,183		4,035	0	(41)
	07/2025	TWD	172,462		5,305	0	(633)
	07/2025		$11,659	BRL	65,707	435	0
	07/2025		3,232	IDR	52,589,165	11	0
	07/2025		43	KRW	58,849	1	0
	07/2025		2,308	PLN	8,666	96	0
	07/2025		1,732	TWD	51,430	39	0
	07/2025	ZAR	162,341		$9,084	0	(72)
	08/2025	CNH	121,771		16,936	0	(139)
	08/2025	TWD	180,846		5,551	0	(736)
	08/2025		$9,243	CNH	66,059	21	0
	08/2025		26,808	EUR	22,817	127	0
	08/2025		1,954	INR	169,436	18	0
	08/2025		111	SGD	142	1	0
	04/2026	BRL	29,800		$5,028	0	(98)

MBC	07/2025	CAD	28,627		20,843	0	(179)
	07/2025	CNH	11,274		1,564	0	(12)
	07/2025	GBP	1,228		1,664	0	(22)
	07/2025	SGD	15,893		12,365	0	(134)
	07/2025	THB	65,623		1,983	0	(38)
	07/2025	TWD	82,918		2,544	0	(311)
	07/2025		$4,398	CAD	6,045	42	0
	07/2025		41,329	EUR	35,597	603	0
	07/2025		380	IDR	6,174,343	1	0
	07/2025		57,564	JPY	8,379,207	624	(2)
	07/2025		1,655	PLN	6,196	64	0
	07/2025		17,571	SGD	22,580	187	0
	07/2025		930	THB	31,015	25	0
	07/2025		3,410	TWD	108,055	311	0
	08/2025	CAD	6,035		$4,398	0	(42)
	08/2025	CNH	11,305		1,565	0	(21)
	08/2025	TWD	148,489		4,593	0	(569)
	08/2025		$112	JPY	16,027	0	0
	08/2025		2,926	SGD	3,775	51	0

MYI	07/2025	JPY	282,995		$1,960	0	(5)
	07/2025	PLN	57		15	0	0
	07/2025		$383	JPY	55,364	1	0
	07/2025		552	NOK	5,569	0	0
	08/2025	CNH	41,781		$5,836	0	(23)
	08/2025	NOK	5,568		552	0	0
	08/2025		$1,960	JPY	281,953	5	0
	10/2025	BRL	800		$132	0	(12)

NGF	07/2025		$5,399	IDR	88,008,574	27	0
	08/2025		117	TRY	4,883	1	0

RBC	08/2025		3,072	CNH	22,402	69	0

SCX	07/2025	JPY	517,147		$3,597	7	(1)
	07/2025	SGD	754		584	0	(8)
	07/2025	TWD	6,808		234	0	(1)

110	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025		$2,099	IDR	34,197,381	$10	$0
	07/2025		1,343	NZD	2,222	11	0
	07/2025		27,027	TWD	800,378	530	0
	07/2025		27,882	ZAR	495,402	57	0
	08/2025	CNH	87,956		$12,307	0	(27)
	08/2025	TWD	46,241		1,417	0	(190)
	08/2025		$123	CNH	892	2	0
	08/2025		2,046	INR	175,633	0	(1)
	08/2025		370	JPY	53,251	1	0
	08/2025		584	SGD	752	9	0

SOG	07/2025	JPY	7,918,563		$54,857	0	(131)
	07/2025	NZD	660		400	0	(2)
	07/2025		$58	NOK	580	0	0
	08/2025	HUF	4,010		$11	0	(1)
	08/2025	NOK	580		58	0	0
	08/2025		$12	INR	1,012	0	0
	08/2025		54,857	JPY	7,889,505	132	0
	08/2025		401	NZD	660	2	0

UAG	07/2025	KRW	256,209		$189	0	(1)
	07/2025	NOK	5,561		548	0	(4)
	07/2025	THB	10,489		316	0	(7)
	07/2025		$250	JPY	36,124	1	0
	07/2025		189	KRW	256,333	1	0
	09/2025		283	MXN	5,484	7	0
	12/2025		28,324		548,329	363	0

Total Forward Foreign Currency Contracts						$11,370	$(23,806)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	5,800	$ (8)	$(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	11,000	(12)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	5,500	(6)	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	5,800	(7)	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,100	(6)	0

Total Written Options						$(39)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2026	0.401%	$	4,000	$22	$2	$24	$0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758		7,000	9	1	10	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603		1,000	(5)	13	8	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦		3,824	0	21	21	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490		9,000	(76)	36	0	(40)

Total Swap Agreements								$(50)	$73	$63	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$285	$0	$0	$285	$(5,123)	$0	$0	$(5,123)	$(4,838)	$4,790	$(48)
BPS	1,534	0	34	1,568	(2,425)	0	0	(2,425)	(857)	710	(147)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	111

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BRC	$394	$0	$0	$394	$(1,345)	$0	$0	$(1,345)	$(951)	$754	$(197)
CBK	2,262	0	8	2,270	(4,617)	0	0	(4,617)	(2,347)	2,817	470
DUB	1,400	0	21	1,421	(1,422)	0	0	(1,422)	(1)	0	(1)
FAR	780	0	0	780	(3,385)	0	0	(3,385)	(2,605)	1,852	(753)
GLM	822	0	0	822	(1,547)	0	0	(1,547)	(725)	542	(183)
GST	0	0	0	0	0	(2)	(40)	(42)	(42)	264	222
JPM	749	0	0	749	(2,198)	0	0	(2,198)	(1,449)	1,565	116
MBC	1,908	0	0	1,908	(1,330)	0	0	(1,330)	578	0	578
MYI	6	0	0	6	(40)	0	0	(40)	(34)	(56)	(90)
NGF	28	0	0	28	0	0	0	0	28	0	28
RBC	69	0	0	69	0	0	0	0	69	0	69
SCX	627	0	0	627	(228)	0	0	(228)	399	(530)	(131)
SOG	134	0	0	134	(134)	0	0	(134)	0	0	0
UAG	372	0	0	372	(12)	0	0	(12)	360	0	360

Total Over the Counter	$11,370	$0	$63	$11,433	$(23,806)	$(2)	$(40)	$(23,848)

(m)

Securities with an aggregate market value of $13,296 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,737	$2,737
Swap Agreements	0	2,920	0	0	429	3,349

	$0	$2,920	$0	$0	$3,166	$6,086

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,370	$0	$11,370
Swap Agreements	0	63	0	0	0	63

	$0	$63	$0	$11,370	$0	$11,433

	$0	$2,983	$0	$11,370	$3,166	$17,519

112	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$175	$175
Swap Agreements	0	0	0	0	2,643	2,643

	$0	$0	$0	$0	$2,818	$2,818

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,806	$0	$23,806
Written Options	0	2	0	0	0	2
Swap Agreements	0	40	0	0	0	40

	$0	$42	$0	$23,806	$0	$23,848

	$0	$42	$0	$23,806	$2,818	$26,666

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$564	$564
Futures	0	0	0	0	225	225
Swap Agreements	0	12,434	0	0	(13,526)	(1,092)

	$0	$12,434	$0	$0	$(12,737)	$(303)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,352)	$0	$(4,352)
Purchased Options	0	0	0	0	15	15
Written Options	0	66	0	156	2,030	2,252
Swap Agreements	0	184	0	0	0	184

	$0	$250	$0	$(4,196)	$2,045	$(1,901)

	$0	$12,684	$0	$(4,196)	$(10,692)	$(2,204)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14,652	$14,652
Swap Agreements	0	21,177	0	0	11,483	32,660

	$0	$21,177	$0	$0	$26,135	$47,312

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,605)	$0	$(13,605)
Purchased Options	0	0	0	0	(7)	(7)
Written Options	0	37	0	0	(18)	19
Swap Agreements	0	73	0	0	0	73

	$0	$110	$0	$(13,605)	$(25)	$(13,520)

	$0	$21,287	$0	$(13,605)	$26,110	$33,792

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$110,184	$86,836	$197,020
Corporate Bonds & Notes
Banking & Finance	0	460,124	36,690	496,814
Industrials	1,800	867,150	4,518	873,468
Utilities	0	186,558	0	186,558
Municipal Bonds & Notes
Arizona	0	3,109	0	3,109
California	0	298	0	298
U.S. Government Agencies	0	2,378,192	0	2,378,192
U.S. Treasury Obligations	0	209,923	0	209,923

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Non-Agency Mortgage-Backed Securities	$0	$823,525	$9,537	$833,062
Asset-Backed Securities
Automobile ABS Other	0	263,996	0	263,996
Automobile Sequential	0	149,559	0	149,559
CMBS Other	0	71,450	0	71,450
Finance Consumer Loans	0	1,246	0	1,246
Home Equity Other	0	324,440	0	324,440
Home Equity Sequential	0	1,109	0	1,109
Manufacturing House Sequential	0	2,408	0	2,408
Whole Loan Collateral	0	177,529	0	177,529

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	113

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Other ABS	$0	$1,171,802	$27,707	$1,199,509
Sovereign Issues	0	210,958	0	210,958
Common Stocks
Energy	0	29	0	29
Short-Term Instruments
Repurchase Agreements	0	880,400	0	880,400
Short-Term Notes	0	2,801	2,602	5,403
Nigeria Treasury Bills	0	7,290	0	7,290
U.S. Treasury Bills	0	27,068	0	27,068

	$1,800	$8,331,148	$167,890	$8,500,838

Investments in Affiliates, at Value
Mutual Funds	18,981	0	0	18,981

Total Investments	$20,781	$8,331,148	$167,890	$8,519,819

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$97	$5,989	$0	$6,086

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Over the counter	$0	$11,412	$21	$11,433

	$97	$17,401	$21	$17,519

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(175)	(2,643)	0	(2,818)
Over the counter	0	(23,848)	0	(23,848)

	$(175)	$(26,491)	$0	$(26,666)

Total Financial Derivative Instruments	$(78)	$(9,090)	$21	$(9,147)

Totals	$20,703	$8,322,058	$167,911	$8,510,672

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,714	$83,008	$(3,724)	$198	$7	$3,633	$0	$0	$86,836	$3,636
Corporate Bonds & Notes
Banking & Finance	964	35,830	(1,000)	34	0	862	0	0	36,690	860
Industrials	1,598	1,000	0	0	0	32	1,888	0	4,518	33
Non-Agency Mortgage-Backed Securities	2,055	9,500	0	27	0	164	0	(2,209)	9,537	36
Asset-Backed Securities
Home Equity Other	282	0	(34)	1	1	13	0	(263)	0	0
Other ABS	2,318	28,612	(1,466)	13	0	(83)	0	(1,687)	27,707	(147)
Short-Term Instruments
Short-Term Notes	0	2,600	0	0	0	2	0	0	2,602	3

	$10,931	$160,550	$(6,224)	$273	$8	$4,623	$1,888	$(4,159)	$167,890	$4,421

Financial Derivative Instruments - Assets
Over the counter	$0	$13	$0	$0	$0	$8	$0	$0	$21	$8

Totals	$10,931	$160,563	$(6,224)	$273	$8	$4,631	$1,888	$(4,159)	$167,911	$4,429

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$61,245	Discounted Cash Flow	Discount Rate	3.327-11.518	6.876
	4,666	Indicative Market Quotation	Broker Quote	77.000-100.500	88.925
	10,845	Recent Transaction	Purchase Price	100.000	—
	10,080	Third Party Vendor	Broker Quote	100.500-101.000	100.801
Corporate Bonds & Notes
Banking & Finance	24,248	Discounted Cash Flow	Discount Rate	4.620-7.326	5.889
	12,442	Proxy Pricing	Base Price	104.175	—
Industrials	1,628	Discounted Cash Flow	Discount Rate	4.796	—
	1,888	Indicative Market Quotation	Broker Quote	75.500	—
	1,002	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	2,201	Discounted Cash Flow	Discount Rate	6.573	—
	7,336	Proxy Pricing	Base Price	99.999	—

114	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Asset-Backed Securities
Other ABS	$5,771	Discounted Cash Flow	Discount Rate	5.661-20.000	8.948
	21,336	Proxy Pricing	Base Price	99.996-99.997	99.996
	600	Recent Transaction	Purchase Price	100.000	—
Short-Term Instruments
Short-Term Notes	2,602	Proxy Pricing	Base Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	21	Indicative Market Quotation	Broker Quote	0.197	—

Total	$167,911

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	115

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Sutter Health
5.537% due 08/15/2035	$500	$517

Total Corporate Bonds & Notes (Cost $500)		517

MUNICIPAL BONDS & NOTES 97.2%

ALABAMA 4.0%

Auburn University, Alabama Revenue Bonds, Series 2025
5.000% due 06/01/2043	1,335	1,406

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,477
5.500% due 10/01/2054	400	432

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,059
5.000% due 10/01/2055	600	632

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	500	535

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	995	956

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	400	421

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,200	1,241
5.000% due 10/01/2055	1,700	1,793

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,021
5.250% due 03/01/2055	1,500	1,568
5.250% due 11/01/2055	300	323

		12,864

ALASKA 0.1%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	250	257

ARIZONA 2.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
3.950% due 02/01/2048	3,000	3,000

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	480	443

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	1,000	998

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	1,000	1,049

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2041	710	761

		6,251

ARKANSAS 0.3%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	542

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	500	451

		993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 5.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (d)	$500	$285

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	345	341

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	1,000	926

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,000	995

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	421
5.250% due 01/01/2054	250	262
5.250% due 11/01/2054	700	742
5.500% due 10/01/2054	200	215

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	800	843
5.000% due 02/01/2055	1,100	1,169

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	100	76

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050 (a)	1,300	1,400

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	100	98

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	250	230

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,013

California Pollution Control Financing Authority Revenue Bonds, Series 2017
4.250% due 11/01/2042	1,000	1,000

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	600	594

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	400	382

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	254

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.250% due 12/01/2056	250	240

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	495	419

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	200	122

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	300	230
3.850% due 06/01/2050	435	396
4.214% due 06/01/2050	200	144

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	250	246

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	500	437

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	1,630	1,772

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	150	147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	$900	$913

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	500	549

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	1,000	153

		17,014

COLORADO 3.5%

Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	200	210

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.050% due 03/01/2055	3,240	3,240

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	500	517

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	500	431

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 05/15/2062	1,500	1,531

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	500	549

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	500	502

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	1,000	919

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	991

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2031	440	457

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2053	1,000	984

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,005

		11,336

CONNECTICUT 0.6%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2031	1,000	1,050

Norwalk, Connecticut Housing Authority, (FNMA Insured), Series 2024
4.400% due 09/01/2042	1,000	969

		2,019

DELAWARE 0.1%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	250	248

DISTRICT OF COLUMBIA 0.8%

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	500	522

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	543

116	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/15/2048	$500	$507

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2056	1,000	1,008

		2,580

FLORIDA 4.9%

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,000	1,007

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	470

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	375	378

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	1,500	1,491

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,000	1,005

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	500	506

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	400	407

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.850% due 11/15/2054	2,300	2,300

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	510	533

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.000% due 10/01/2050	1,000	1,013

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	410	410

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	1,200	1,226

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	833

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	3,000	2,841

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	500	456

Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	500	368

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023
4.250% due 05/01/2028	250	253

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	200	196

		15,693

GEORGIA 1.6%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	989

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	500	525

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043	2,000	1,894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	$400	$421

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	300	317

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2054	500	519

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.500% due 07/01/2063	500	511

		5,176

IDAHO 1.0%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,101

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	955	922

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	219	197

		3,220

ILLINOIS 5.2%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	500	492

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,606

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	500	508

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040 (a)	500	533

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	500	506

Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038	500	463

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	500	510

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,600	1,580

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2043	500	533

Illinois Sales Tax State Revenue Notes, Series 2021
5.000% due 06/15/2031	1,000	1,093

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	987
4.000% due 06/01/2037	300	280

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2044	2,000	2,044
5.250% due 05/01/2045	1,000	1,017

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,250	1,262

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2038	1,000	1,088

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,000	1,022

		16,524

INDIANA 1.9%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
5.928% due 07/01/2053	550	529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	$250	$243
4.250% due 11/01/2030	1,750	1,784

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063 (a)	500	545

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	378

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.750% due 03/01/2043	300	311

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	380

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	600	600

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	1,000	1,016

		5,988

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	534

KENTUCKY 1.3%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	600	653

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	500	500

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	300	317

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	250	264

Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024
4.375% due 09/01/2040	650	658

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2038	700	736

University of Kentucky Revenue Bonds, Series 2025
5.250% due 04/01/2050	1,000	1,030

		4,158

LOUISIANA 0.9%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2026	475	486

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2040	250	262

New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2033	2,000	2,151

		2,899

MARYLAND 0.9%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	1,000	1,027

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2042	870	896

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	117

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland State General Obligation Bonds, Series 2025
5.000% due 06/01/2039	$1,000	$1,099

		3,022

MASSACHUSETTS 2.4%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.250% due 10/01/2047	1,000	1,048

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	700	722

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 12/01/2054	500	511

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 04/01/2045	2,000	2,083

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2024
5.000% due 06/01/2053	2,000	2,045

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	1,000	861

University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	500	515

		7,785

MICHIGAN 2.9%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	249	195

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	300	332

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	420	433

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	750	776

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036	1,775	1,719

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	246
5.000% due 06/01/2040	750	760

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	500	519

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,618

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	500	516

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2044 (a)	600	619
5.500% due 06/01/2050 (a)	650	676

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	750	809

		9,218

MINNESOTA 2.3%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	500	500

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2033	2,250	2,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	$500	$509
5.000% due 11/15/2049	250	245

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,012

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	490	549

Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	500	490

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	500	500

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2039	1,000	1,055

		7,337

MISSISSIPPI 0.1%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2037	300	323

MISSOURI 1.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	500	451

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 04/01/2059	1,650	1,808

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2054	2,000	1,944

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056 (a)	300	333

		4,536

MULTI-STATE 3.7%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	2,494	2,476
4.869% due 01/25/2043	3,398	3,398

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	684	685
4.143% due 01/25/2040 ~	392	377
4.552% due 08/25/2040 ~	990	1,002

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(f)	2,190	2,250
4.685% due 10/25/2040	694	708
4.700% due 04/25/2042	998	994

		11,890

NEBRASKA 0.1%

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	250	248

NEVADA 1.1%

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	3,000	2,683

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	300	287

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	150

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	500	501

		3,621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	$489	$447

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	1,497	1,423

New Hampshire Business Finance Authority Revenue Notes, Series 2022
4.000% due 12/01/2028	1,000	1,007

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	600	672

New Hampshire National Finance Authority Affordable Housing, Series 2024
4.150% due 10/20/2040	600	580

		4,129

NEW JERSEY 1.3%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	500	512

New Jersey Educational Facilities Authority Revenue Bonds, Series 2023
4.625% due 09/01/2048	250	247

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	1,000	1,002

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056 (a)	400	448

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,000	1,026

Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025
4.125% due 07/01/2033	900	901

		4,136

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	500	508

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	350	324

		832

NEW YORK 9.9%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	800	807

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2041	1,725	1,582

New York City, New York General Obligation Bonds, Series 2012
3.900% due 04/01/2042	3,000	3,000

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2041	250	265

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	500	517

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	250	243

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	208

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,047

118	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/15/2054	$500	$519

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	500	529

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2043	1,500	1,563
5.000% due 05/01/2044	1,300	1,349

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2046	1,000	1,030

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,350	1,322
5.150% due 11/15/2034	235	235

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2038	1,000	1,090

New York State Dormitory Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	500	503

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 03/15/2041	500	520

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	750	730

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	200	222

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	506
5.000% due 03/15/2063	1,000	1,007

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	875	897

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	1,600	1,603

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2044	500	518

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	514
6.000% due 04/01/2035	250	272

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	250	254

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	550	541

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
5.250% due 12/01/2043	1,325	1,421

Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2040	1,000	1,080

Port Authority of New York & New Jersey Revenue Notes, Series 2024
5.000% due 09/01/2034	500	542

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	990	977

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	134
4.000% due 06/01/2050	300	253

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	455

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	500	517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2045	$1,700	$1,752

		31,524

NORTH CAROLINA 0.8%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	990	973

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	400	439

North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	1,000	1,014

		2,426

NORTH DAKOTA 0.2%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2041	525	539

OHIO 3.7%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	500	501

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2041	1,000	1,039

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (c)	7,400	689
4.000% due 06/01/2048	500	415

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	1,600	1,699

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	500	462

Hamilton County, Ohio Revenue Bonds, Series 2021
4.050% due 08/15/2051	1,900	1,900

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	355

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	505

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2037	700	771

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	2,300	2,526

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	300	290

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2048	750	760

		11,912

OKLAHOMA 0.2%

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	600	626

OREGON 0.3%

Oregon State General Obligation Bonds, Series 2022
4.000% due 06/01/2045	1,100	1,100

PENNSYLVANIA 4.3%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
5.000% due 12/01/2043	700	730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	$500	$495

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	250	234

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016
4.000% due 09/15/2034	500	502

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.020% due 08/15/2038 ~(f)	940	927

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	515

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
3.950% due 08/15/2054	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	300	293

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	252
5.000% due 12/31/2038	500	499

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2039	500	527

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	1,000	1,049

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2040	1,500	1,594

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	1,000	1,012

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	216
6.250% due 10/01/2054	200	219

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
0.000% due 12/01/2037 (d)	2,100	2,024

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2051	250	253

		13,841

PUERTO RICO 2.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	239	147
0.000% due 11/01/2051	1,966	1,244

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	334	320

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(b)	2,150	1,048

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	5,400	1,263
0.010% due 07/01/2046 (c)	2,500	796
5.000% due 07/01/2058	1,750	1,648

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,409
4.550% due 07/01/2040	250	240

		8,115

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	119

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.3%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	$750	$750
5.000% due 06/01/2050	200	198

		948

SOUTH CAROLINA 1.4%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2041	625	614

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	200	215

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	1,300	1,332
5.500% due 12/01/2054	1,050	1,100

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,300	1,288

		4,549

SOUTH DAKOTA 0.2%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	500	481

TENNESSEE 0.8%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	600	600

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	1,000	1,006

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	1,000	1,097

		2,703

TEXAS 16.5%

Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	100	102

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045	250	250

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 06/15/2054	450	394
4.125% due 08/15/2054	500	431

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	1,500	1,403

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.500% due 03/01/2043	500	484

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	2,018

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	3,000	3,053

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	300	270

Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	2,000	1,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Board of Regents of the University of Texas System Revenue Bonds, Series 2024
5.000% due 08/15/2041	$1,500	$1,592

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	700	671

Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.350% due 10/01/2041	500	489

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	2,000	2,183

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	700	716
5.000% due 08/15/2053	1,500	1,522

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	500	496

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	500	439

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,100	2,062

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	500	524

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	1,310	1,131

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	500	533

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042	1,000	1,038

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	1,500	1,568

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	100	104

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	500	436

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/01/2048	500	509

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	1,000	1,017

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	5,000	5,091

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	500	500

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	645	695

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	2,004

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	250	238

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
5.250% due 05/15/2054	1,000	1,014

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	500	503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	$1,000	$962

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	250	179

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.125% due 08/15/2045	700	724

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,001

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2050	3,000	3,071

Permanent University Fund—University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	1,030	1,122

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.550% due 03/01/2043	650	632

Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.600% due 03/01/2043	1,000	971

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	1,000	1,107

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	250	237

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2043	1,700	1,775

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	601
5.000% due 10/15/2057	250	253

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	506

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	900	817

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,500	1,330

		52,749

UTAH 0.9%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	1,200	1,271

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	300	321

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	495	552

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	600	681

		2,825

VIRGINIA 0.6%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	310	291

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	1,000	1,102

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2041	500	515

		1,908

120	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.6%

King County, Washington General Obligation Bonds, Series 2024
5.000% due 12/01/2044	$1,500	$1,568

Washington State General Obligation Bonds, Series 2023
5.000% due 06/01/2040	1,000	1,063

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2040	1,000	1,030

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	500	476

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	492	448

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	597	561

		5,146

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	1,050	1,072

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	300	319

West Virginia Housing Development Fund Revenue Notes, Series 2024
5.000% due 08/01/2027	175	181

		1,572

WISCONSIN 1.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/31/2056	$250	$193

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	400	337

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	313
5.250% due 06/15/2050	250	251

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	750	672

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	1,000	366

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.750% due 04/01/2035	900	900

		3,291

Total Municipal Bonds & Notes (Cost $313,517)		311,086

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
3.084% due 04/25/2043 ~	197	172

Total U.S. Government Agencies (Cost $158)		172

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	400	393

Indiana Housing & Community Development Authority
4.600% due 01/01/2042	300	299

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	995	976

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	500	482

Total Non-Agency Mortgage-Backed Securities (Cost $2,195)		2,150

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (e)	294,187	$294

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 2.1%
		6,800

MUNICIPAL BONDS & NOTES 0.2%

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	$800	802

Total Municipal Bonds & Notes (Cost $803)		802

Total Short-Term Instruments (Cost $7,897)		7,896

Total Investments in Securities (Cost $324,267)		321,821

Total Investments 100.5% (Cost $324,267)		$321,821

Financial Derivative Instruments (h) (0.0)% (Cost or Premiums, net $0)		(3)

Other Assets and Liabilities, net (0.5)%		(1,714)

Net Assets 100.0%		$320,104

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615%	08/25/2041	03/19/2024 - 01/22/2025	$2,182	$2,250	0.70%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.020	08/15/2038	09/14/2021	953	927	0.29

				$3,135	$3,177	0.99%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	121

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$6,800	U.S. Treasury Bonds 4.500% due 02/15/2044	$(6,966)	$6,800	$6,801

Total Repurchase Agreements						$(6,966)	$6,800	$6,801

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$6,801	$0	$0	$0	$6,801	$(6,966)	$(165)

Total Borrowings and Other Financing Transactions	$6,801	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(47) at a weighted average interest rate of 5.003%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2025	6	$(654)	$(9)	$0	$(1)
U.S. Treasury 10-Year Note September Futures	09/2025	8	(897)	(16)	0	(2)

Total Futures Contracts				$(25)	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0		$(3)	$0		$(3)

Cash of $115 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

122	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,071)	$(1,071)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$169	$169

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$517	$0	$517
Municipal Bonds & Notes
Alabama	0	12,864	0	12,864
Alaska	0	257	0	257
Arizona	0	6,251	0	6,251
Arkansas	0	993	0	993
California	0	17,014	0	17,014
Colorado	0	11,336	0	11,336
Connecticut	0	2,019	0	2,019
Delaware	0	248	0	248
District of Columbia	0	2,580	0	2,580
Florida	0	15,693	0	15,693
Georgia	0	5,176	0	5,176
Idaho	0	3,220	0	3,220
Illinois	0	16,524	0	16,524
Indiana	0	5,988	0	5,988
Iowa	0	534	0	534
Kentucky	0	4,158	0	4,158
Louisiana	0	2,899	0	2,899
Maryland	0	3,022	0	3,022
Massachusetts	0	7,785	0	7,785
Michigan	0	9,218	0	9,218
Minnesota	0	7,337	0	7,337
Mississippi	0	323	0	323
Missouri	0	4,536	0	4,536
Multi-State	0	11,890	0	11,890
Nebraska	0	248	0	248
Nevada	0	3,621	0	3,621
New Hampshire	0	4,129	0	4,129
New Jersey	0	4,136	0	4,136
New Mexico	0	832	0	832
New York	0	31,524	0	31,524

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
North Carolina	0	2,426	0	2,426
North Dakota	0	539	0	539
Ohio	0	11,912	0	11,912
Oklahoma	0	626	0	626
Oregon	0	1,100	0	1,100
Pennsylvania	0	13,841	0	13,841
Puerto Rico	0	8,115	0	8,115
Rhode Island	0	948	0	948
South Carolina	0	4,549	0	4,549
South Dakota	0	481	0	481
Tennessee	0	2,703	0	2,703
Texas	0	52,749	0	52,749
Utah	0	2,825	0	2,825
Virginia	0	1,908	0	1,908
Washington	0	5,146	0	5,146
West Virginia	0	1,572	0	1,572
Wisconsin	0	3,291	0	3,291
U.S. Government Agencies	0	172	0	172
Non-Agency Mortgage-Backed Securities	0	2,150	0	2,150
Short-Term Instruments
Mutual Funds	0	294	0	294
Repurchase Agreements	0	6,800	0	6,800
Municipal Bonds & Notes	0	802	0	802

Total Investments	$0	$321,821	$0	$321,821

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$0	$321,818	$0	$321,818

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	123

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.2%

CORPORATE BONDS & NOTES 62.1%

BANKING & FINANCE 39.7%

AerCap Ireland Capital DAC
6.950% due 03/10/2055 •		$600	$624

Allstate Corp.
6.500% due 05/15/2067 •		400	411
7.526% due 08/15/2053 ~		1,146	1,147

Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(d)(e)		600	610
9.375% due 03/19/2029 •(d)(e)		361	399

Banco Mercantil del Norte SA
7.625% due 01/10/2028 •(d)(e)		1,500	1,496

Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		800	885
9.625% due 05/21/2033 •(d)(e)		1,200	1,403

Bank of Montreal
7.700% due 05/26/2084 •(e)		1,400	1,449

Bank of Nova Scotia
3.625% due 10/27/2081 •(e)		479	449
7.350% due 04/27/2085 •(e)		1,000	1,010
8.000% due 01/27/2084 •(e)		1,100	1,169
8.625% due 10/27/2082 •(e)		500	532

Barclays PLC
6.125% due 12/15/2025 •(d)(e)		500	501
8.000% due 03/15/2029 •(d)(e)		2,000	2,103
8.875% due 09/15/2027 •(d)(e)	GBP	200	290
9.250% due 09/15/2028 •(d)(e)		200	296
9.625% due 12/15/2029 •(d)(e)		$1,000	1,113

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(e)		500	515
8.125% due 01/08/2039 •(e)		800	827

BNP Paribas SA
7.000% due 08/16/2028 •(d)(e)(h)		500	511
7.375% due 09/10/2034 •(d)(e)		400	407
8.000% due 08/22/2031 •(d)(e)		1,000	1,060
9.250% due 11/17/2027 •(d)(e)		1,869	2,008

Burford Capital Global Finance LLC
9.250% due 07/01/2031		695	732

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(e)		800	804

Commerzbank AG
7.500% due 10/09/2030 •(d)(e)		1,400	1,427

Cooperatieve Rabobank UA
4.875% due 06/29/2029 •(d)(e)	EUR	800	943

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,199
6.875% due 12/15/2052 •		1,343	1,386

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		800	96

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(d)		800	809

DNB Bank ASA
7.375% due 05/30/2029 •(d)(e)		1,600	1,643

Equitable Holdings, Inc.
6.700% due 03/28/2055 •		1,000	1,026

Fortitude Group Holdings LLC
6.250% due 04/01/2030		200	206

Global Atlantic Fin Co.
4.700% due 10/15/2051 •		1,200	1,178
7.950% due 10/15/2054 •		550	574

HSBC Holdings PLC
6.500% due 03/23/2028 •(d)(e)		1,200	1,211
7.050% due 06/05/2030 •(d)(e)		500	507

ING Groep NV
5.750% due 11/16/2026 •(d)(e)		1,200	1,194
7.250% due 11/16/2034 •(d)(e)		500	509
8.000% due 05/16/2030 •(d)(e)		1,400	1,490

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(d)(e)		600	603
7.778% due 06/20/2054 •		300	337
8.248% due 11/21/2033 •		1,074	1,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KBC Group NV
8.000% due 09/05/2028 •(d)(e)	EUR	200	$261

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$1,200	1,169

Lloyds Banking Group PLC
6.750% due 09/27/2031 •(d)(e)		400	392
7.500% due 09/27/2025 •(d)(e)		300	302
8.000% due 09/27/2029 •(d)(e)		2,333	2,466

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		500	500

MetLife, Inc.
6.350% due 03/15/2055 •		500	514

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(d)(e)		800	867

NatWest Group PLC
6.000% due 12/29/2025 •(d)(e)		600	601
7.300% due 11/19/2034 •(d)(e)		800	796
8.125% due 11/10/2033 •(d)(e)		2,200	2,379

Nippon Life Insurance Co.
5.950% due 04/16/2054 •		1,100	1,109
6.250% due 09/13/2053 •		1,000	1,030
6.500% due 04/30/2055 •		1,900	1,968

Nomura Holdings, Inc.
7.000% due 07/15/2030 •(a)(d)(e)		300	304

Nordea Bank Abp
6.300% due 09/25/2031 •(d)(e)(h)		200	195
6.625% due 03/26/2026 •(d)(e)		1,000	1,008

Prudential Financial, Inc.
5.125% due 03/01/2052 •		1,200	1,162
6.000% due 09/01/2052 •		1,518	1,533
6.500% due 03/15/2054 •		1,200	1,236

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 •		900	899

Royal Bank of Canada
6.350% due 11/24/2084 •(e)		300	283
6.750% due 08/24/2085 •(e)		900	903
7.500% due 05/02/2084 •(e)		3,400	3,522

Skandinaviska Enskilda Banken AB
6.875% due 06/30/2027 •(d)(e)		400	408

Societe Generale SA
9.375% due 11/22/2027 •(d)(e)		484	515
10.000% due 11/14/2028 •(d)(e)		600	656

Standard Chartered PLC
7.875% due 03/08/2030 •(d)(e)		300	313

Sumitomo Mitsui Financial Group, Inc.
6.600% due 06/05/2034 •(d)(e)		300	301

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)(e)		1,000	975
4.750% due 03/01/2031 •(d)(e)		1,000	921

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		500	505

Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)		300	309
8.125% due 10/31/2082 •(e)		1,728	1,809

UBS Group AG
6.850% due 09/10/2029 •(d)(e)		700	705
7.000% due 02/10/2030 •(d)(e)		200	199
7.125% due 08/10/2034 •(d)(e)		1,000	998
7.750% due 04/12/2031 •(d)(e)		1,000	1,055
9.250% due 11/13/2028 •(d)(e)		500	547
9.250% due 11/13/2033 •(d)(e)		1,100	1,275

			77,226

INDUSTRIALS 4.7%

Enbridge, Inc.
5.750% due 07/15/2080 •		2,515	2,510
6.250% due 03/01/2078 •		200	201
7.625% due 01/15/2083 •		1,100	1,163
8.250% due 01/15/2084 •		700	742

Enterprise Products Operating LLC
5.375% due 02/15/2078 •		435	429
7.573% due 08/16/2077 ~		489	487

Plains All American Pipeline LP
8.698% due 07/30/2025 ~(d)		498	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
3.750% due 09/15/2051 •	$600	$593
4.000% due 01/15/2051 •	2,400	2,390

		9,015

UTILITIES 17.7%

AES Andes SA
8.150% due 06/10/2055 •	200	207

AES Corp.
7.600% due 01/15/2055 •	1,100	1,135

American Electric Power Co., Inc.
6.950% due 12/15/2054 •	300	314
7.050% due 12/15/2054 •	300	312

BP Capital Markets PLC
6.125% due 03/18/2035 •(d)	600	600
6.450% due 12/01/2033 •(d)	2,300	2,357

British Telecommunications PLC
4.250% due 11/23/2081 •	1,050	1,032
4.875% due 11/23/2081 •	400	367

CenterPoint Energy, Inc.
6.850% due 02/15/2055 •	900	933
7.000% due 02/15/2055 •	250	262

CMS Energy Corp.
3.750% due 12/01/2050 •	1,300	1,170
6.500% due 06/01/2055 •	400	402

Dominion Energy, Inc.
6.625% due 05/15/2055 •	1,200	1,221
7.000% due 06/01/2054 •	1,400	1,506

Duke Energy Corp.
6.450% due 09/01/2054 •	2,100	2,164

Edison International
8.125% due 06/15/2053 •(h)	300	290

Electricite de France SA
9.125% due 03/15/2033 •(d)	1,615	1,826

Emera, Inc.
6.750% due 06/15/2076 •	900	908

Evergy, Inc.
6.650% due 06/01/2055 •	810	824

Exelon Corp.
6.500% due 03/15/2055 •	600	611

NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/2055 •	1,100	1,126
6.700% due 09/01/2054 •	1,200	1,240
6.750% due 06/15/2054 •	1,800	1,872

NiSource, Inc.
6.950% due 11/30/2054 •	800	835

PacifiCorp
7.375% due 09/15/2055 •	900	938

Sempra
6.400% due 10/01/2054 •	300	286
6.625% due 04/01/2055 •	1,250	1,212
6.875% due 10/01/2054 •	1,650	1,668

Southern California Edison Co.
4.000% due 04/01/2047	600	431

Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,590
5.600% due 03/07/2082 •	1,736	1,688

Vodafone Group PLC
5.125% due 06/04/2081 •	1,900	1,442
7.000% due 04/04/2079 •	1,600	1,672

		34,441

Total Corporate Bonds & Notes (Cost $116,863)		120,682

	SHARES
PREFERRED SECURITIES 33.0%

BANKING & FINANCE 30.4%

Aircastle Ltd.
5.250% due 06/15/2026 •(d)	1,071,000	1,062

Ally Financial, Inc.
4.700% due 05/15/2028 •(d)	516,000	465

124	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

American Express Co.
3.550% due 09/15/2026 •(d)	1,400,000	$1,370

Banco Santander SA
8.000% due 02/01/2034 •(d)(e)	600,000	635

Bank of America Corp.
4.375% due 01/27/2027 •(d)	2,433,000	2,393
5.875% due 03/15/2028 •(d)	3,418,000	3,473
6.625% due 05/01/2030 •(d)	2,300,000	2,380

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(d)	1,900,000	1,891

Capital One Financial Corp.
3.950% due 09/01/2026 •(d)	1,600,000	1,563

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	2,836,000	2,631
5.000% due 12/01/2027 •(d)	400,000	392

Citigroup, Inc.
6.750% due 02/15/2030 •(d)	200,000	201
6.950% due 02/15/2030 •(d)	3,800,000	3,883
7.000% due 08/15/2034 •(d)	1,400,000	1,472

Citizens Financial Group, Inc.
7.549% due 10/06/2025 ~(d)	200,000	201

CoBank ACB
6.450% due 10/01/2027 •(d)	400,000	404
7.125% due 01/01/2030 •(d)	75,000	77

Dresdner Funding Trust
8.151% due 06/30/2031	600,000	663

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(d)	500,000	520

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	1,000,000	980
6.125% due 11/10/2034 •(d)	700,000	700
6.850% due 02/10/2030 •(d)	700,000	724
7.186% due 08/10/2025 •(d)	650,000	653
7.500% due 02/10/2029 •(d)	400,000	425
7.500% due 05/10/2029 •(d)	2,600,000	2,742

Huntington Bancshares, Inc.
5.625% due 07/15/2030 •(d)	1,000,000	1,013

JPMorgan Chase & Co.
6.500% due 04/01/2030 •(d)	3,600,000	3,717
6.875% due 06/01/2029 •(d)	900,000	951

MetLife Capital Trust
8.252% due 12/15/2067	2,100,000	2,307

	SHARES	MARKET VALUE (000S)

MetLife, Inc.
5.875% due 03/15/2028 •(d)	1,100,000	$1,122

Morgan Stanley
6.625% due 10/15/2029 (d)	36,000	931
7.740% due 12/15/2025 ~(d)	400,000	407

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	300,000	290
6.000% due 05/15/2027 •(d)	1,200,000	1,215
6.200% due 09/15/2027 •(d)	200,000	204
6.250% due 03/15/2030 •(d)	2,439,000	2,516

State Street Corp.
6.700% due 03/15/2029 •(d)	1,400,000	1,460
6.700% due 09/15/2029 •(d)	700,000	732

Synchrony Financial
8.250% due 05/15/2029 ~(d)	19,200	477

Truist Financial Corp.
5.100% due 03/01/2030 •(d)	1,296,000	1,284

U.S. Bancorp
5.300% due 04/15/2027 •(d)	688,000	689

Voya Financial, Inc.
7.758% due 09/15/2028 •(d)	925,000	978

Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	2,300,000	2,281
6.850% due 09/15/2029 •(d)	3,200,000	3,358
7.625% due 09/15/2028 •(d)	1,133,000	1,220

		59,052

INDUSTRIALS 1.3%

Energy Transfer LP
6.500% due 11/15/2026 •(d)	300,000	302
6.625% due 02/15/2028 •(d)	1,146,000	1,143
7.125% due 05/15/2030 •(d)	1,100,000	1,123

SVB Financial Trust
0.000% due 11/07/2032 (b)	48,000	1

		2,569

UTILITIES 1.3%

AT&T, Inc.
4.750% due 07/30/2025 (d)	30,700	587

	SHARES	MARKET VALUE (000S)

Edison International
5.000% due 12/15/2026 •(d)	1,200,000	$1,040

SCE Trust
7.500% due 11/22/2028 (d)	12,000	268

Venture Global LNG, Inc.
9.000% due 09/30/2029 •(d)	700,000	683

		2,578

Total Preferred Securities (Cost $62,168)		64,199

SHORT-TERM INSTRUMENTS 3.1%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (f)	775,214	775

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 2.7%
		5,300

U.S. TREASURY BILLS 0.0%
4.316% due 07/17/2025 (b)(c)	$61	61

Total Short-Term Instruments (Cost $6,136)		6,136

Total Investments in Securities (Cost $185,167)		191,017

Total Investments 98.2% (Cost $185,167)		$191,017

Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $773)		196

Other Assets and Liabilities, net 1.7%		3,246

Net Assets 100.0%		$194,459

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	06/30/2025	07/01/2025	$5,300	U.S. Treasury Bonds 4.500% due 02/15/2044	$(5,430)	$5,300	$5,301

Total Repurchase Agreements						$(5,430)	$5,300	$5,301

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	125

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	4.000%	06/23/2025	08/01/2025		$(188)	$(188)
BPS	0.750	05/14/2025	TBD	(3)	(452)	(453)
MEI	2.750	06/23/2025	08/01/2025		(272)	(272)

Total Reverse Repurchase Agreements						$(913)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$5,301	$(188)	$0	$0	$5,113	$(5,234)	$(121)
BPS	0	(453)	0	0	(453)	511	58
MEI	0	(272)	0	0	(272)	291	19

Total Borrowings and Other Financing Transactions	$5,301	$(913)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(460)	$(453)	$(913)

Total Borrowings	$0	$0	$(460)	$(453)	$(913)

Payable for reverse repurchase agreements					$(913)

(h)	Securities with an aggregate market value of $996 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(70) at a weighted average interest rate of 1.113%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	41	$8,529	$29	$3	$0
U.S. Treasury 10-Year Note September Futures	09/2025	61	6,840	121	19	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	95	10,855	203	41	0
U.S. Treasury Long-Term Bond September Futures	09/2025	76	8,776	213	67	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	136	16,201	669	156	0

				$1,235	$286	$0

126	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl September Futures	09/2025	8	$(1,109)	$5	$2	$(1)
Euro-Bund September Futures	09/2025	1	(153)	1	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	185	(20,165)	(184)	0	(28)

				$(178)	$3	$(29)

Total Futures Contracts				$1,057	$289	$(29)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$5,200	$ 301	$98	$399	$18	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$1,300	$(3)	$0	$(3)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	2,100	(44)	16	(28)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,600	4	(78)	(74)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	800	20	(11)	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	300	17	(10)	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	2,400	37	(18)	19	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	(4)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	100	1	0	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	400	(2)	3	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	395	(179)	216	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	100	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	400	54	(6)	48	0	(3)

						$472	$(293)	$179	$5	$(37)

Total Swap Agreements						$773	$(195)	$578	$23	$(37)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$289	$23	$312	$0	$(29)	$(37)	$(66)

Cash of $2,196 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	127

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2025	EUR	1,039		$1,182	$0	$(42)

BRC	07/2025		$563	GBP	414	5	0
	08/2025	GBP	414		$563	0	(5)

DUB	07/2025		$1,205	EUR	1,039	19	0
	08/2025	EUR	1,037		$1,205	0	(19)

SSB	07/2025	GBP	414		561	0	(8)

Total Forward Foreign Currency Contracts						$24	$(74)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(42)	$0	$0	$(42)	$(42)	$0	$(42)
BRC	5	0	0	5	(5)	0	0	(5)	0	0	0
DUB	19	0	0	19	(19)	0	0	(19)	0	0	0
SSB	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)

Total Over the Counter	$24	$0	$0	$24	$(74)	$0	$0	$(74)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$289	$289
Swap Agreements	0	18	0	0	5	23

	$0	$18	$0	$0	$294	$312

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24	$0	$24

	$0	$18	$0	$24	$294	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$29	$29
Swap Agreements	0	0	0	0	37	37

	$0	$0	$0	$0	$66	$66

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$74	$0	$74

	$0	$0	$0	$74	$66	$140

128	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,087)	$(2,087)
Swap Agreements	0	309	0	0	37	346

	$0	$309	$0	$0	$(2,050)	$(1,741)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(68)	$0	$(68)

	$0	$309	$0	$(68)	$(2,050)	$(1,809)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,027	$1,027
Swap Agreements	0	65	0	0	(383)	(318)

	$0	$65	$0	$0	$644	$709

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(63)	$0	$(63)

	$0	$65	$0	$(63)	$644	$646

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77,226	$0	$77,226
Industrials	0	9,015	0	9,015
Utilities	0	34,441	0	34,441
Preferred Securities
Banking & Finance	1,408	57,644	0	59,052
Industrials	0	2,569	0	2,569
Utilities	855	1,723	0	2,578
Short-Term Instruments
Mutual Funds	0	775	0	775
Repurchase Agreements	0	5,300	0	5,300
U.S. Treasury Bills	0	61	0	61

Total Investments	$2,263	$188,754	$0	$191,017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$3	$309	$0	$312
Over the counter	0	24	0	24

	$3	$333	$0	$336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(65)	0	(66)
Over the counter	0	(74)	0	(74)

	$(1)	$(139)	$0	$(140)

Total Financial Derivative Instruments	$2	$194	$0	$196

Totals	$2,265	$188,948	$0	$191,213

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	129

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 84.5%

ABG Intermediate Holdings LLC
6.577% (TSFR1M + 2.250%) due 12/21/2028 ~	$1,859	$1,860
6.577% (TSFR1M + 2.250%) due 02/13/2032 ~	1,970	1,969

Acrisure LLC
7.327% (TSFR1M + 3.000%) due 11/06/2030 ~	3,012	3,008

Action Environmental Group, Inc.
8.046% (TSFR3M + 3.750%) due 10/24/2030 «~	2,385	2,391

Advisor Group, Inc.
7.827% (TSFR1M + 3.500%) due 08/17/2028 ~	1,603	1,608

Ahead DB Holdings LLC
7.296% (TSFR3M + 3.000%) due 02/03/2031 ~	775	777

AI Aqua Merger Sub, Inc.
7.324% (TSFR1M + 3.000%) due 07/31/2028 ~	4,166	4,164

AL NGPL Holdings LLC
6.785% (TSFR3M + 2.500%) due 04/13/2028 ~	1,904	1,905

Albion Financing 3 SARL
TBD% due 05/30/2031	2,200	2,206

Albion Financing SARL
7.321% (TSFR3M + 3.000%) due 08/16/2029 ~	978	980

Alliant Holdings Intermediate LLC
7.072% (TSFR1M + 2.750%) due 09/19/2031 ~	3,698	3,703

Allied Universal Holdco LLC
8.177% (TSFR1M + 3.750%) due 05/12/2028 ~	4,507	4,534

Allspring Buyer LLC
7.309% (TSFR3M + 3.000%) due 11/01/2030 ~	2,000	2,014

Altar Bidco, Inc.
7.247% due 02/01/2029	2,711	2,706

Altice France SA
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~	2,775	2,521

Amentum Government Services Holdings LLC
6.577% (TSFR1M + 2.250%) due 09/29/2031 ~	2,130	2,130

American Airlines, Inc.
6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~	1,842	1,833

Amspec Parent LLC
TBD% due 12/22/2031 µ	267	268
TBD% (TSFR3M + 3.500%) due 12/22/2031 «~	1,733	1,744

AmWINS Group, Inc.
6.577% (TSFR1M + 2.250%) due 01/30/2032 ~	2,662	2,666

Amynta Agency Borrower, Inc.
7.327% (TSFR1M + 3.000%) due 12/29/2031 ~	3,772	3,776

Anticimex International AB
TBD% due 11/16/2028	1,990	2,000

Applied Systems, Inc.
6.796% (TSFR3M + 2.500%) due 02/24/2031 ~	2,869	2,885

Arches Buyer, Inc.
7.677% (TSFR1M + 3.250%) due 12/06/2027 ~	1,674	1,655

Armor Holding LLC
TBD% - 8.070% (TSFR6M + 3.750%) due 12/11/2028 ~	2,233	2,248

AS Mileage Plan IP Ltd.
6.269% (TSFR3M + 2.000%) due 10/15/2031 ~	1,692	1,703

Ascend Learning LLC
10.175% due12/10/2029 ~	469	472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aspire Bakeries Holdings LLC
8.572% (TSFR1M + 4.250%) due 12/23/2030 ~	$2,786	$2,800

Assetmark Financial Holdings, Inc.
7.046% (TSFR3M + 2.750%) due 09/05/2031 ~	1,092	1,095

AssuredPartners, Inc.
7.827% (TSFR1M + 3.500%) due 02/14/2031 ~	3,963	3,977

Asurion LLC
8.677% (TSFR1M + 4.250%) due 08/19/2028 ~	3,818	3,783

Athenahealth Group, Inc.
7.077% (TSFR1M + 2.750%) due 02/15/2029 ~	5,331	5,332

Auris Luxembourg SARL
7.881% (TSFR6M + 3.750%) due 02/28/2029 ~	562	563

Avalara, Inc.
7.546% (TSFR3M + 3.250%) due 03/26/2032 ~	1,000	1,005

B&G Foods, Inc.
7.827% (TSFR1M + 3.500%) due 10/10/2029 ~	2,755	2,526

Baldwin Insurance Group Holdings LLC
7.314% (TSFR1M + 3.000%) due 05/26/2031 ~	1,995	1,999

Barnes Group, Inc.
7.327% (TSFR1M + 3.000%) due 01/27/2032 ~	2,344	2,351

Bausch & Lomb Corp.
8.327% (TSFR1M + 4.000%) due 09/29/2028 ~	835	837
8.571% (TSFR1M + 4.250%) due 06/26/2030 ~	1,825	1,831
8.671% (TSFR1M + 4.250%) due 05/10/2027 ~	3,073	3,071

BCP Renaissance Parent LLC
7.296% (TSFR3M + 3.000%) due 10/31/2028 ~	1,336	1,342

BCPE Empire Holdings, Inc.
7.577% (TSFR1M + 3.250%) due 12/11/2030 ~	5,108	5,085

Beach Acquisition Bidco LLC
TBD% due 06/25/2032 «	2,725	2,742

Belron Finance LLC
7.049% (TSFR3M + 2.750%) due 10/16/2031 ~	3,052	3,070

BIP PipeCo Holdings LLC
6.535% (TSFR3M + 2.250%) due 12/06/2030 ~	4,401	4,404

Blackhawk Network Holdings, Inc.
8.327% (TSFR1M + 4.000%) due 03/12/2029 ~	428	431

Boost Newco Borrower LLC
6.296% (TSFR3M + 2.000%) due 01/31/2031 ~	811	814

Boxer Parent Co., Inc.
7.333% (TSFR3M + 3.000%) due 07/30/2031 ~	4,104	4,083

Brazos Delaware LLC
7.311% (TSFR1M + 3.000%) due 02/11/2030 ~	1,985	1,991

BroadStreet Partners, Inc.
7.327% (TSFR1M + 3.000%) due 06/13/2031 ~	4,444	4,454

Caesars Entertainment, Inc.
6.577% (TSFR1M + 2.250%) due 02/06/2030 ~	980	980
6.577% (TSFR1M + 2.250%) due 02/06/2031 ~	2,471	2,473

Calpine Construction Finance Co. LP
6.327% (TSFR1M + 2.000%) due 07/31/2030 ~	4,597	4,603

Camelot U.S. Acquisition LLC
7.077% (TSFR1M + 2.750%) due 01/31/2031 ~	3,325	3,295

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carnival Corp.
6.312% (TSFR1M + 2.000%) due 08/08/2027 ~	$253	$254
6.312% (TSFR1M + 2.000%) due 10/18/2028 ~	2,000	2,004

Cast & Crew Payroll LLC
8.077% (TSFR1M + 3.750%) due 12/29/2028 ~	2,664	2,525

Cengage Learning, Inc.
7.822% - 7.830% (TSFR3M + 3.500%) due 03/24/2031 ~	648	650

Central Parent, Inc.
7.546% (TSFR3M + 3.250%) due 07/06/2029 ~	7,428	6,221

Century De Buyer LLC
7.780% (TSFR3M + 3.500%) due 10/30/2030 ~	1,191	1,199

Charlotte Buyer, Inc.
8.564% (TSFR1M + 4.250%) due 02/11/2028 ~	1,681	1,683

Charter Communications Operating LLC
6.548% (TSFR3M + 2.250%) due 12/15/2031 ~	1,269	1,272

Charter NEX U.S., Inc.
7.061% (TSFR1M + 2.750%) due 11/29/2030 ~	1,951	1,960

Chobani LLC
6.827% (TSFR1M + 2.500%) due 10/25/2027 ~	2,965	2,979

Chromalloy Corp.
8.038% (TSFR3M + 3.750%) due 03/27/2031 ~	2,035	2,040

Clarios Global LP
7.077% (TSFR1M + 2.750%) due 01/28/2032 ~	3,175	3,182

Cloud Software Group, Inc.
7.796% (TSFR3M + 3.500%) due 03/29/2029 ~	1,036	1,038
8.046% (TSFR3M + 3.750%) due 03/21/2031 ~	1,011	1,014

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	74	74
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~	2,550	2,557

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	61	61
7.502% (TSFR1M + 3.175%) due 04/13/2029 ~	1,990	1,988
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	1,514	1,509

CNT Holdings Corp.
6.780% (TSFR3M + 2.500%) due 11/08/2032 ~	1,879	1,886

Colossus Acquireco LLC
TBD% due 06/11/2032	1,850	1,840

ConnectWise LLC
TBD% due 09/29/2028	1,992	2,005

Construction Partners, Inc.
6.827% (TSFR1M + 2.500%) due 11/03/2031 ~	995	999

Cotiviti Corp.
7.074% (TSFR1M + 2.750%) due 05/01/2031 ~	5,340	5,322

Covia Holdings Corp.
7.572% (TSFR1M + 3.250%) due 02/26/2032 ~	2,450	2,461

CPI Holdco B LLC
TBD% due 05/19/2031	997	996
6.577% (TSFR1M + 2.250%) due 05/17/2031 ~	1,159	1,159

CPPIB Capital, Inc.
7.046% (TSFR3M + 2.750%) due 08/20/2031 ~	3,325	3,321

CQP Holdco LP
6.296% (TSFR3M + 2.000%) due 12/31/2030 ~	2,500	2,503

130	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Subsea Communications Holding, Inc.
8.330% (TSFR3M + 4.000%) due 01/30/2031 ~	$569	$574

Cube Industrials Buyer, Inc.
TBD% - 7.772% (TSFR3M + 3.500%) due 10/17/2031 ~	2,200	2,214

CWGS Group LLC
6.941% (TSFR1M + 2.500%) due 06/03/2028 ~	1,990	1,950

Darktrace PLC
7.458% (TSFR3M + 3.250%) due 10/09/2031 ~	1,746	1,749

Delta 2 Lux SARL
TBD% due 09/30/2031	983	986
TBD% (TSFR3M + 2.000%) due 09/30/2031 ~	1,967	1,972

Delta TopCo, Inc.
7.074% (TSFR3M + 2.750%) due 11/30/2029 ~	1,686	1,675

DexKo Global, Inc.
8.191% (TSFR1M + 3.750%) due 10/04/2028 ~	1,977	1,897

DirecTV Financing LLC
9.791% (TSFR3M + 5.250%) due 08/02/2029 ~	721	717

Dotdash Meredith, Inc.
7.824% (TSFR3M + 3.500%) due 06/17/2032 ~	250	251

Dragon Buyer, Inc.
7.296% (TSFR3M + 3.000%) due 09/30/2031 ~	1,496	1,501

DTI Holdco, Inc.
8.327% (TSFR1M + 4.000%) due 04/26/2029 ~	992	982

Dun & Bradstreet Corp.
6.572% (TSFR1M + 2.250%) due 01/18/2029 ~	3,087	3,088

Edelman Financial Center LLC
7.327% (TSFR1M + 3.000%) due 04/07/2028 ~	1,807	1,811

Electron BidCo, Inc.
7.077% (TSFR1M + 2.750%) due 11/01/2028 ~	299	300

Ellucian Holdings, Inc.
7.327% (TSFR1M + 3.000%) due 10/09/2029 ~	1,964	1,971

Embecta Corp.
7.327% (TSFR1M + 3.000%) due 03/30/2029 ~	336	335

EMRLD Borrower LP
6.827% (TSFR1M + 2.500%) due 08/04/2031 ~	1,509	1,508

Endure Digital, Inc.
7.927% (TSFR1M + 3.500%) due 02/10/2028 «~	980	755

Ensemble RCM LLC
7.280% (TSFR3M + 3.000%) due 08/01/2029 ~	2,070	2,080

EOC Borrower LLC
7.327% (TSFR1M + 3.000%) due 03/24/2032 ~	2,900	2,907

EP Purchaser LLC
8.057% (TSFR3M + 3.500%) due 11/06/2028 ~	985	970
9.057% (TSFR3M + 4.500%) due 11/06/2028 ~	1,712	1,690

EPIC Crude Services LP
7.256% (TSFR3M + 3.000%) due 10/15/2031 ~	2,369	2,380

Epicor Software Corp.
7.077% (TSFR1M + 2.750%) due 05/30/2031 ~	1,585	1,591

Fertitta Entertainment LLC
7.827% (TSFR1M + 3.500%) due 01/27/2029 ~	6,805	6,805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fiesta Purchaser, Inc.
7.577% (TSFR1M + 3.250%) due 02/12/2031 ~	$1,356	$1,361

FinCo LLC
6.577% (TSFR1M + 2.250%) due 06/27/2029 ~	1,990	2,001

First Advantage Holdings LLC
7.577% (TSFR1M + 3.250%) due 10/31/2031 ~	1,664	1,667

First Student Bidco, Inc.
6.796% (TSFR3M + 2.500%) due 07/21/2028 ~	3,411	3,417

Fleet Midco Ltd.
7.055% (TSFR6M + 2.750%) due 02/21/2031 «~	993	996

Focus Financial Partners LLC
7.077% (TSFR1M + 2.750%) due 09/15/2031 ~	3,281	3,278

Fortis 333, Inc.
7.796% (TSFR3M + 3.500%) due 03/29/2032 ~	1,725	1,727

Fortress Intermediate, Inc.
7.827% (TSFR1M + 3.500%) due 06/27/2031 «~	4,394	4,411

Forward Air Corp.
8.780% (TSFR3M + 4.500%) due 12/19/2030 ~	3,581	3,565

Freeport LNG Investments LLLP
7.519% (TSFR3M + 3.250%) due 12/21/2028 ~	3,331	3,339

FrontDoor, Inc.
6.577% (TSFR1M + 2.250%) due 12/19/2031 ~	1,990	1,999

Frontier Communications Corp.
6.792% (TSFR6M + 2.500%) due 07/01/2031 ~	823	824

Garda World Security Corp.
7.314% (TSFR1M + 3.000%) due 02/01/2029 ~	1,244	1,248

GBT U.S. LLC
6.783% (TSFR3M + 2.500%) due 07/28/2031 ~	1,863	1,869

GC Ferry Acquisition I, Inc.
TBD% due 06/04/2032	1,815	1,786
TBD% due 06/04/2032 «µ	310	305

GEN II Fund Services LLC
6.967% (TSFR6M + 2.750%) due 11/26/2031 ~	1,397	1,400

Genesys Cloud Services Holdings LLC
6.827% (TSFR1M + 2.500%) due 01/30/2032 ~	495	495

GFL Environmental, Inc.
6.824% (TSFR3M + 2.500%) due 03/03/2032 ~	3,900	3,907

Global Medical Response, Inc. (9.079% Cash and 0.750% PIK)
9.829% due 10/31/2028 (b)	3,733	3,743

Go Daddy Operating Co. LLC
6.077% (TSFR1M + 1.750%) due 11/09/2029 ~	1,995	1,999

Golden State Foods LLC
8.561% (TSFR1M + 4.250%) due 12/04/2031 ~	1,737	1,747

Graham Packaging Co., Inc.
6.827% (TSFR1M + 2.500%) due 08/04/2027 ~	1,002	1,005

Gray Television, Inc.
9.574% (TSFR1M + 5.250%) due 06/04/2029 ~	345	345

Grifols Worldwide Operations U.S.A., Inc.
6.483% (TSFR3M + 2.000%) due 11/15/2027 ~	3,225	3,219

Grinding Media, Inc.
7.830% (TSFR3M + 3.500%) due 10/12/2028 «~	1,212	1,204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gryphon Debt Merger Sub, Inc.
TBD% due 06/18/2032	$2,175	$2,177

Guggenheim Partners LLC
6.796% (TSFR3M + 2.500%) due 11/26/2031 ~	1,095	1,100

Gulfside Supply, Inc.
7.296% (TSFR3M + 3.000%) due 06/17/2031 ~	815	818

Hanger, Inc.
TBD% due 10/23/2031 µ	114	114
TBD% (TSFR1M + 3.500%) due 10/23/2031 ~	884	886

Harbor Freight Tools U.S.A., Inc.
TBD% due 06/11/2031	2,000	1,961

Hilton Grand Vacations Borrower LLC
6.327% (TSFR1M + 2.000%) due 01/17/2031 ~	2,184	2,184

HUB International Ltd.
6.769% - 6.796% (TSFR3M + 2.500%) due 06/20/2030 ~	4,793	4,812

Hudson River Trading LLC
TBD% (TSFR1M + 3.000%) due 03/18/2030 ~	2,484	2,494

IMC Financing LLC
7.815% (TSFR1M + 3.500%) due 06/02/2032 ~	1,475	1,486

Instructure Holdings, Inc.
7.205% (TSFR6M + 3.000%) due 11/13/2031 ~	1,796	1,800

IRB Holding Corp.
6.827% (TSFR1M + 2.500%) due 12/15/2027 ~	3,485	3,489

Iridium Satellite LLC
6.577% (TSFR1M + 2.250%) due 09/20/2030 ~	2,542	2,549

iSolved, Inc.
7.327% (TSFR1M + 3.000%) due 10/15/2030 ~	741	744

Jane Street Group LLC
6.333% (TSFR3M + 2.000%) due 12/15/2031 ~	6,163	6,163

Janney Montgomery Scott LLC
TBD% - 3.250% due 11/28/2031 µ	286	287
TBD% - 3.250% (TSFR6M + 3.250%) due 11/28/2031 ~	1,710	1,719

Jazz Financing Lux SARL
6.577% (TSFR1M + 2.250%) due 05/05/2028 ~	1,994	2,004

Johnstone Supply LLC
6.818% (TSFR1M + 2.500%) due 06/09/2031 ~	1,677	1,683

Jump Financial LLC
8.546% (TSFR3M + 4.250%) due 02/26/2032 «~	1,397	1,405

Kaman Corp.
TBD% - 1.000% due 02/26/2032 µ	159	160
TBD% - 1.000% (TSFR3M + 2.750%) due 02/26/2032 ~	1,691	1,691

Kaseya, Inc.
7.577% (TSFR1M + 3.250%) due 03/20/2032 ~	1,571	1,579

KKR Apple Bidco LLC
6.827% (TSFR1M + 2.500%) due 09/23/2031 ~	1,915	1,914

Kohler Energy Co. LLC
8.046% (TSFR3M + 3.750%) due 05/01/2031 ~	2,262	2,268

Lakeshore Intermediate LLC
7.941% (TSFR1M + 3.500%) due 09/29/2028 «~	1,979	1,574

LBM Acquisition LLC
8.162% (TSFR1M + 3.750%) due 06/06/2031 ~	4,059	3,805
8.177% (TSFR1M + 3.750%) due 12/17/2027 ~	1,984	1,962

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	131

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LC AHAB U.S. Bidco LLC
7.327% (TSFR1M + 3.000%) due 05/01/2031 ~	$4,883	$4,887

Level 3 Financing, Inc.
8.577% (TSFR1M + 4.250%) due 03/27/2032 ~	200	202

LifePoint Health, Inc.
7.820% (TSFR3M + 3.500%) due 05/19/2031 ~	1,664	1,641
8.006% (TSFR3M + 3.750%) due 05/19/2031 ~	1,476	1,462

M6 ETX Holdings Midco LLC
7.327% (TSFR1M + 3.000%) due 04/01/2032 ~	2,325	2,338

Madison IAQ LLC
6.608% - 6.762% (TSFR6M + 2.500%) due 06/21/2028 ~	1,264	1,267
7.557% (TSFR3M + 3.250%) due 05/06/2032 ~	2	2

Mauser Packaging Solutions Holding Co.
7.324% (TSFR1M + 3.000%) due 04/15/2027 ~	1,730	1,732

Mavis Tire Express Services Corp.
7.333% (TSFR3M + 3.000%) due 05/04/2028 ~	1,969	1,971

McAfee LLC
7.316% (TSFR1M + 3.000%) due 03/01/2029 ~	3,567	3,472

McGraw-Hill Global Education Holdings LLC
7.577% (TSFR1M + 3.250%) due 08/06/2031 ~	1,986	1,995

Medline Borrower LP
6.577% (TSFR1M + 2.250%) due 10/23/2028 ~	6,697	6,713

MH Sub LLC
8.577% (TSFR1M + 4.250%) due 05/03/2028 ~	2,917	2,742

Minimax Viking GmbH
6.577% (TSFR1M + 2.250%) due 03/17/2032 «~	1,500	1,508

Mitchell International, Inc.
7.577% (TSFR1M + 3.250%) due 06/17/2031 ~	1,689	1,689

MKS Instruments, Inc.
6.322% (TSFR1M + 2.000%) due 08/17/2029 ~	1,859	1,866

Modena Buyer LLC
8.780% (TSFR3M + 4.500%) due 07/01/2031 ~	2,090	2,018

Motion Finco SARL
7.796% (TSFR3M + 3.500%) due 11/12/2029	1,647	1,572

Murphy U.S.A., Inc.
6.074% (TSFR1M + 1.750%) due 04/07/2032 ~	2,925	2,954

National Mentor Holdings, Inc.
8.146% - 8.177% (TSFR3M + 3.750%) due 03/02/2028 ~	2,982	2,889

NCR Atleos LLC
8.030% (TSFR3M + 3.750%) due 04/16/2029 ~	973	982

Neptune Bidco U.S., Inc.
9.330% (TSFR3M + 5.000%) due 04/11/2029 ~	2,750	2,608

Nexstar Media, Inc.
TBD% due 06/28/2032	2,600	2,598

Nielsen Consumer, Inc.
7.827% (TSFR1M + 3.500%) due 03/06/2028 ~	1,318	1,321

Nouryon Finance BV
7.510% (TSFR3M + 3.250%) due 04/03/2028 ~	965	971

Nuvei Technologies Corp.
7.327% (TSFR1M + 3.000%) due 11/17/2031 ~	1,147	1,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Olympus Water U.S. Holding Corp.
7.296% (TSFR3M + 3.000%) due 06/20/2031 ~	$2,171	$2,150

OMNIA Partners LLC
6.783% (TSFR3M + 2.500%) due 07/25/2030 ~	1,975	1,981

Opal Bidco SAS
7.435% - 9.750% (TSFR3M + 2.250%) due 04/28/2032 ~	2,350	2,362

Organon & Co.
6.571% (TSFR1M + 2.250%) due 05/19/2031 ~	1,866	1,839

Oryx Midstream Services Permian Basin LLC
6.572% (TSFR1M + 2.250%) due 10/05/2028 ~	2,771	2,773

Parexel International Corp.
6.827% (TSFR1M + 2.500%) due 11/15/2028 ~	3,749	3,754

Particle Investments SARL
8.077% (TSFR1M + 3.750%) due 03/28/2031 ~	691	696

Pasadena Performance Products LLC
7.796% (TSFR3M + 3.500%) due 02/27/2032 ~	3,491	3,516

Peer Holding BV
6.796% (TSFR3M + 2.500%) due 07/01/2031 ~	2,594	2,611

PENN Entertainment, Inc.
6.827% (TSFR1M + 2.500%) due 05/03/2029 ~	1,383	1,386

Peraton Corp.
8.177% (TSFR1M + 3.750%) due 02/01/2028 ~	2,543	2,252

PG Investment Co. 59 SARL
7.046% (TSFR3M + 2.750%) due 03/26/2031 ~	769	772

Phoenix Guarantor, Inc.
6.827% (TSFR1M + 2.500%) due 02/21/2031 ~	3,761	3,778

Planet U.S. Buyer LLC
7.325% - 7.330% (TSFR3M + 3.000%) due 02/07/2031 ~	2,104	2,115

PointClickCare Technologies, Inc.
7.416% (TSFR6M + 3.250%) due 11/03/2031 ~	995	1,001

Polaris Newco LLC
8.291% (TSFR3M + 3.750%) due 06/02/2028 ~	2,563	2,502

Press Ganey Holdings, Inc.
7.577% (TSFR1M + 3.250%) due 04/30/2031 ~	1,587	1,592

Prime Security Services Borrower LLC
6.070% (TSFR1M + 1.750%) due 03/07/2032 ~	998	991
6.320% (TSFR1M + 2.000%) due 10/13/2030 ~	4,441	4,449

Primo Brands Corp.
6.546% (TSFR3M + 2.250%) due 03/31/2028 ~	5,594	5,620

Project Alpha Intermediate Holding, Inc.
7.546% (TSFR3M + 3.250%) due 10/26/2030 ~	1,618	1,628

Proofpoint, Inc.
TBD% due 08/31/2028	800	801
TBD% (TSFR1M + 3.000%) due 08/31/2028 ~	3,912	3,919

PUG LLC
9.077% (TSFR1M + 4.750%) due 03/15/2030 ~	1,620	1,577

Quartz Acquireco LLC
6.546% (TSFR3M + 2.250%) due 06/28/2030 ~	1,261	1,268

Quikrete Holdings, Inc.
6.577% (TSFR1M + 2.250%) due 03/19/2029 ~	4,289	4,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.577% (TSFR1M + 2.250%) due 02/10/2032 ~	$1,696	$1,696

QXO, Inc.
7.296% (TSFR3M + 3.000%) due 04/30/2032 ~	416	419

Raising Cane’s Restaurants LLC
6.327% (TSFR1M + 2.000%) due 09/18/2031 ~	1,613	1,624

Rand Parent LLC
7.296% (TSFR3M + 3.000%) due 03/18/2030 ~	3,391	3,377

Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ	222	222
TBD% - 3.250% (TSFR1M + 3.250%) due 11/19/2031 ~	1,167	1,168

RealPage, Inc.
7.557% (TSFR3M + 3.000%) due 04/24/2028 ~	1,519	1,510
8.046% (TSFR3M + 3.750%) due 04/24/2028 ~	998	1,000

Recess Holdings, Inc.
8.025% (TSFR3M + 3.750%) due 02/20/2030 ~	1,494	1,499

Reworld Holding Corp.
6.562% (TSFR1M + 2.250%) due 11/30/2028 ~	1,485	1,489
6.571% due 11/30/2028	1,986	1,989

Rockpoint Gas Storage Partners LP
7.296% (TSFR3M + 3.000%) due 09/18/2031	4,339	4,361

Sauer Brands, Inc.
TBD% due 02/19/2032 µ	86	87
TBD% (TSFR1M + 3.250%) due 02/19/2032 ~	914	920

Scientific Games Holdings LP
7.285% (TSFR3M + 3.000%) due 04/04/2029 ~	4,460	4,461

SCIH Salt Holdings, Inc.
7.280% - 7.324% (TSFR3M + 3.000%) due 01/31/2029 ~	2,981	2,986

Sedgwick Claims Management Services, Inc.
7.327% (TSFR1M + 3.000%) due 07/31/2031 ~	1,063	1,068

Select Medical Corp.
6.327% (TSFR1M + 2.000%) due 12/03/2031 ~	2,735	2,747

Sharp Services LLC
7.546% (TSFR3M + 3.250%) due 12/31/2028 ~	1,490	1,497

SolarWinds Holdings, Inc.
8.261% (TSFR3M + 4.000%) due 04/16/2032 ~	1,000	980

Somnigroup International Inc.
9.000% (PRIME + 1.500%) due 12/24/2031 ~	1,573	1,578

Sotera Health Holdings LLC
7.546% (TSFR3M + 3.250%) due 05/30/2031 ~	3,955	3,977

Specialty Building Products Holdings LLC
8.177% (TSFR1M + 3.750%) due 10/15/2028 ~	2,583	2,475

Speedster Bidco GmbH
7.546% (TSFR3M + 3.250%) due 12/10/2031 ~	1,995	2,009

Spring Education Group, Inc.
8.296% (TSFR3M + 4.000%) due 10/04/2030 ~	296	297

SS&C Technologies, Inc.
TBD% due 05/09/2031	4,675	4,703

Starwood Property Trust, Inc.
6.577% (TSFR1M + 2.250%) due 01/02/2030 ~	3,159	3,173

Station Casinos LLC
6.327% (TSFR1M + 2.000%) due 03/14/2031 ~	2,379	2,386

132	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stonepeak Nile Parent LLC
9.250% (PRIME + 1.750%) due 04/09/2032 ~	$4,175	$4,194

Student Transportation of America Holdings, Inc.
TBD% due 06/24/2032 µ	88	89
TBD% due 06/24/2032	1,237	1,241

Sunrise Financing Partnership
6.793% (TSFR3M + 2.500%) due 02/15/2032 ~	2,462	2,460

Surgery Center Holdings, Inc.
7.077% (TSFR1M + 2.750%) due 12/19/2030 ~	1,429	1,436

Sycamore Buyer LLC
6.572% (TSFR1M + 2.250%) due 05/21/2032 ~	2,575	2,581

Syniverse Holdings, Inc.
11.296% (TSFR3M + 7.000%) due 05/13/2027 ~	1,756	1,672

Tacala LLC
7.827% (TSFR1M + 3.500%) due 01/31/2031 ~	1,707	1,718

Teneo Holdings LLC
9.077% (TSFR1M + 4.750%) due 03/13/2031 ~	691	699

Terex Corp.
6.327% (TSFR1M + 2.000%) due 10/08/2031 ~	1,796	1,808

TGP Holdings LLC
7.677% (TSFR1M + 3.250%) due 06/29/2028 ~	509	458

Tidal Waste & Recycling Holdings LLC
7.296% (TSFR3M + 3.000%) due 10/24/2031 ~	1,671	1,683

TK Elevator Midco GmbH
7.237% due 04/30/2030 ~	6,491	6,515

TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~	3,953	3,964

Travel & Leisure Co.
6.827% (TSFR1M + 2.500%) due 12/14/2029 ~	2,780	2,786

Trident TPI Holdings, Inc.
8.046% (TSFR3M + 3.750%) due 09/15/2028 ~	2,084	2,050

Trucordia Insurance Holdings LLC
7.564% (TSFR1M + 3.250%) due 06/14/2032 ~	1,850	1,856

Truist Insurance Holdings LLC
7.046% (TSFR3M + 2.750%) due 05/06/2031 ~	2,925	2,930

Twitter, Inc.
10.927% (TSFR1M + 6.500%) due 10/26/2029 ~	5,685	5,562

UFC Holdings LLC
6.571% (TSFR3M + 2.250%) due 11/21/2031 ~	1,741	1,750

UKG, Inc.
7.311% (TSFR1M + 3.000%) due 02/10/2031 ~	7,287	7,323

United Talent Agency LLC
7.811% (TSFR1M + 3.500%) due 06/10/2032 «~	2,980	2,991

Upfield BV
TBD% due 01/03/2028	1,995	1,999

USI, Inc.
6.546% (TSFR3M + 2.250%) due 11/21/2029 ~	1,738	1,737
6.546% (TSFR3M + 2.250%) due 09/29/2030 ~	4,460	4,454

Van Pool Transportation LLC
TBD% due 06/17/2030	3,254	3,254
TBD% due 06/17/2030 µ	446	446

Veritiv Corp.
8.296% (TSFR3M + 4.000%) due 11/30/2030 ~	1,799	1,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viavi Solutions, Inc.
TBD% due 07/30/2032	$1,000	$1,002

Virgin Media Bristol LLC
6.926% - 7.417% (TSFR1M + 3.175%) due 03/31/2031 ~	7,800	7,711
7.676% (TSFR1M + 3.250%) due 01/31/2029 ~	2,219	2,202

Vista Management Holding, Inc.
8.048% (TSFR3M + 3.750%) due 04/01/2031 ~	1,450	1,455

VS Buyer LLC
7.019% (TSFR3M + 2.750%) due 04/12/2031 ~	2,582	2,598

Wand NewCo 3, Inc.
6.827% (TSFR1M + 2.500%) due 01/30/2031 ~	936	933

Wasserman Media Group LLC
TBD% due 06/23/2032 «	1,900	1,905

WaterBridge Midstream Operating LLC
8.300% (TSFR3M + 4.000%) due 05/10/2029 ~	1,489	1,491

WCG Intermediate Corp.
7.322% - 7.327% (TSFR1M + 3.000%) due 02/25/2032 ~	1,605	1,590

WEC U.S. Holdings Ltd.
6.574% (TSFR1M + 2.250%) due 01/27/2031 ~	3,835	3,840

Whatabrands LLC
6.827% (TSFR1M + 2.500%) due 08/03/2028 ~	4,465	4,472

White Cap Buyer LLC
7.577% (TSFR1M + 3.250%) due 10/19/2029 ~	3,899	3,884

WhiteWater DBR HoldCo LLC
6.563% (TSFR3M + 2.250%) due 03/03/2031 ~	1,985	1,990

Zayo Group Holdings, Inc.
7.441% (TSFR1M + 3.000%) due 03/09/2027 ~	1,975	1,884

Zelis Payments Buyer, Inc.
7.577% (TSFR1M + 3.250%) due 11/26/2031 ~	1,970	1,962

Ziggo Financing Partnership
6.926% (TSFR1M + 2.500%) due 04/30/2028 ~	1,716	1,681

Zuora, Inc.
7.827% (TSFR1M + 3.500%) due 02/14/2032 ~	1,000	997

Total Loan Participations and Assignments (Cost $624,847)		624,644

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 0.4%

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031	500	518

Freedom Mortgage Corp.
12.000% due 10/01/2028	450	484

Howard Hughes Corp.
4.125% due 02/01/2029	350	333

Icahn Enterprises LP
10.000% due 11/15/2029	265	263

Panther Escrow Issuer LLC
7.125% due 06/01/2031	400	416

Pebblebrook Hotel LP
6.375% due 10/15/2029	500	503

PRA Group, Inc.
8.375% due 02/01/2028	500	513

		3,030

INDUSTRIALS 1.8%

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	1,000	948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (a)(b)	$300	$312

Carnival Corp.
5.750% due 03/15/2030	1,325	1,348

CCO Holdings LLC
4.500% due 08/15/2030	1,000	954

Cerdia Finanz GmbH
9.375% due 10/03/2031	500	520

Champ Acquisition Corp.
8.375% due 12/01/2031	250	266

Community Health Systems, Inc.
5.250% due 05/15/2030	400	355

Fertitta Entertainment LLC
4.625% due 01/15/2029	250	240

goeasy Ltd.
7.625% due 07/01/2029	300	309

GYP Holdings Corp.
4.625% due 05/01/2029	500	502

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	250	231

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	350	368

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	350	352

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	250	224

NCL Corp. Ltd.
8.125% due 01/15/2029	400	422

Option Care Health, Inc.
4.375% due 10/31/2029	900	867

Pike Corp.
8.625% due 01/31/2031	250	272

Snap, Inc.
6.875% due 03/01/2033	300	308

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	250	276

Station Casinos LLC
6.625% due 03/15/2032	400	409

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	600	612

TopBuild Corp.
4.125% due 02/15/2032	1,625	1,508

TransDigm, Inc.
7.125% due 12/01/2031	400	420

Triumph Group, Inc.
9.000% due 03/15/2028	480	502

Valaris Ltd.
8.375% due 04/30/2030	750	770

		13,295

UTILITIES 0.1%

Calpine Corp.
5.000% due 02/01/2031	450	445

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	275	284

		729

Total Corporate Bonds & Notes (Cost $16,605)		17,054

	SHARES
SHORT-TERM INSTRUMENTS 18.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (e)	1,102,757	1,103

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (f) 17.7%
		131,300

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	133

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
4.250% due 07/03/2025 (c)(d)	$2,310	$2,309

Total Short-Term Instruments (Cost $134,712)		134,712

Total Investments in Securities (Cost $776,164)		776,410

Total Investments 105.0% (Cost $776,164)		$776,410

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $3,832)		1,056

Other Assets and Liabilities, net (5.1)%		(37,684)

Net Assets 100.0%		$739,782

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	06/30/2025	08/18/2025	$25,000	U.S. Treasury Notes 2.750% due 05/31/2029	$(25,543)	$25,000	$25,003
	4.440	06/30/2025	07/01/2025	106,300	U.S. Treasury Notes 3.625% - 4.250% due 03/31/2028 - 02/28/2029	(108,537)	106,300	106,313

Total Repurchase Agreements						$(134,080)	$131,300	$131,316

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$131,316	$0	$0	$0	$131,316	$(134,080)	$(2,764)

Total Borrowings and Other Financing Transactions	$131,316	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

134	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(93) at a weighted average interest rate of 4.560%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2025	15	$1,635	$18	$2	$0
U.S. Treasury 10-Year Note September Futures	09/2025	55	6,167	104	17	0

				$122	$19	$0

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	13	$(1,485)	$(25)	$0	$(6)

Total Futures Contracts				$97	$19	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$26,325	$1,682	$289	$1,971	$87	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	26,525	1,543	493	2,036	93	0

					$3,225	$782	$4,007	$180	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$6,750	$125	$(70)	$55	$0	$(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	6,000	287	(83)	204	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	25	26	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	(32)	40	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	(24)	26	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	3,350	93	(35)	58	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	35	20	0	(4)

						$613	$(184)	$429	$0	$(36)

Total Swap Agreements						$3,838	$598	$4,436	$180	$(36)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$19	$180	$199	$0		$(6)		$(36)	$(42)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	135

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

Cash of $5,366 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread	)	Maturity	09/22/2025	$13,000	$(6)	$295	$289	$0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread	)	Maturity	12/22/2025	86,775	0	610	610	0

Total Swap Agreements									$(6)	$905	$899	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$899	$899	$0	$0	$0	$0	$899	$(573)	$326

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	180	0	0	0	180

	$0	$180	$0	$0	$19	$199

Over the counter
Swap Agreements	$0	$0	$0	$0	$899	$899

	$0	$180	$0	$0	$918	$1,098

136	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	0	0	0	36	36

	$0	$0	$0	$0	$42	$42

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(191)	$(191)
Swap Agreements	0	(161)	0	0	194	33

	$0	$(161)	$0	$0	$3	$(158)

Over the counter
Swap Agreements	$0	$0	$0	$0	$2,967	$2,967

	$0	$(161)	$0	$0	$2,970	$2,809

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$111	$111
Swap Agreements	0	782	0	0	(332)	450

	$0	$782	$0	$0	$(221)	$561

Over the counter
Swap Agreements	$0	$0	$0	$0	$(1,353)	$(1,353)

	$0	$782	$0	$0	$(1,574)	$(792)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$600,713	$23,931	$624,644
Corporate Bonds & Notes
Banking & Finance	0	3,030	0	3,030
Industrials	0	13,295	0	13,295
Utilities	0	729	0	729
Short-Term Instruments
Mutual Funds	0	1,103	0	1,103
Repurchase Agreements	0	131,300	0	131,300
U.S. Treasury Bills	0	2,309	0	2,309

Total Investments	$0	$752,479	$23,931	$776,410

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$199	$0	$199
Over the counter	0	899	0	899

	$0	$1,098	$0	$1,098

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(42)	$0	$(42)

Total Financial Derivative Instruments	$0	$1,056	$0	$1,056

Totals	$0	$753,535	$23,931	$777,466

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$10,211	$29,738	$(14,841)	$2	$4	$(423)	$755	$(1,515)	$23,931	$(356)

Totals	$10,211	$29,738	$(14,841)	$2	$4	$(423)	$755	$(1,515)	$23,931	$(356)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	137

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$755	Indicative Market Quotation	Broker Quote	77.000	—
	23,176	Third Party Vendor	Broker Quote	79.500 – 100.625	98.931

Total	$23,931

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

138	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.2%

MUNICIPAL BONDS & NOTES 96.7%

ALABAMA 4.5%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$840	$881

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
2.270% due 10/01/2052 ~	1,500	1,481

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 04/01/2053	8,745	8,777
5.250% due 02/01/2053	680	715

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,144
5.500% due 06/01/2049	1,470	1,551
5.500% due 10/01/2054	2,400	2,592

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,859
5.000% due 10/01/2055	1,800	1,896

Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2025	1,000	1,001

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,093

Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023
5.000% due 11/15/2025	1,000	1,005

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,000	3,288

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	725	709

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	2,400	2,529

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,413
5.000% due 10/01/2055	250	264

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	3,500	3,698

		39,896

ARIZONA 1.4%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
2.170% due 01/01/2046 ~	1,125	1,117

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
3.750% due 03/01/2039	1,000	999

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,100	1,206

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	4,355	4,518

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	3,000	3,041

Town of Gilbert, Arizona General Obligation Notes, Series 2022
5.000% due 07/15/2028	1,425	1,527

		12,408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 6.5%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.330% due 04/01/2056 ~	$2,000	$1,929
2.370% due 04/01/2056 ~	1,500	1,489

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,633

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	3,000	3,000

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050 (a)	2,600	2,784

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
2.620% due 12/01/2050 ~	1,000	995

California Infrastructure & Economic Development Bank Revenue Notes, Series 2018
5.000% due 10/01/2025	2,250	2,262

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	1,000	1,129

California State General Obligation Bonds, Series 2016
5.000% due 09/01/2031	975	997

California State General Obligation Bonds, Series 2017
5.000% due 08/01/2029	7,000	7,163

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,250	1,320

California State General Obligation Notes, Series 2023
5.000% due 09/01/2025	5,000	5,018

California State Public Works Board Revenue Notes, Series 2021
5.000% due 11/01/2029	1,500	1,646

California Statewide Communities Development Authority Revenue Notes, Series 2021
1.462% due 02/01/2028	3,680	3,452

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2028	8,000	8,606

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,360	1,238

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	2,300	2,359

Pasadena Unified School District, California General Obligation Notes, Series 2021
2.000% due 08/01/2025	2,110	2,108

San Francisco Unified School District, California General Obligation Notes, Series 2025
5.000% due 06/15/2026	3,025	3,092

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,454

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,000	1,000

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,049

		57,723

COLORADO 3.4%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,700	1,713

Colorado Health Facilities Authority Revenue Bonds, Series 2022
2.470% due 05/15/2061 ~	5,000	4,962

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,059

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	$2,500	$2,732
5.000% due 11/15/2059	2,200	2,365

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	275	268

Colorado Health Facilities Authority Revenue Notes, Series 2022
5.000% due 11/01/2026	500	512

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.691% due 09/01/2039 ~	2,900	2,884

Eagle County, Colorado Housing & Development Authority Revenue Bonds, Series 2025
3.550% due 12/01/2045	3,750	3,762

University of Colorado Hospital Authority Revenue Notes, Series 2024
5.000% due 11/15/2031	3,400	3,788

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028	5,490	5,886

		29,931

CONNECTICUT 2.0%

Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	1,000	1,005

Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,047
5.000% due 07/01/2029	3,000	3,260

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,500	1,613

Connecticut State General Obligation Notes, Series 2025
5.000% due 12/01/2030	2,500	2,773
5.000% due 12/01/2031	2,500	2,804
5.000% due 12/01/2033	5,000	5,687

		18,189

DELAWARE 0.3%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	750
1.250% due 10/01/2045	2,000	1,981

		2,731

DISTRICT OF COLUMBIA 1.3%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2030	2,205	2,335

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	8,000	8,347

Washington Metropolitan Area Transit Authority, Columbia Revenue Notes, Series 2023
5.000% due 07/15/2025	1,000	1,001

		11,683

FLORIDA 3.0%

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2028	3,250	3,461

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	1,550	1,570

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,016

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	139

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Housing Finance Corp. Revenue Notes, Series 2025
3.650% due 05/01/2028	$1,110	$1,114

Florida Insurance Assistance Interlocal Agency Revenue Notes, Series 2023
5.000% due 09/01/2025	3,800	3,816

Lee County, Florida Airport Revenue Bonds, Series 2019
5.000% due 04/01/2033	1,000	1,004

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	2,000	2,009

Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025
5.000% due 10/01/2026 (a)	2,240	2,293

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	4,000	4,478

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2028	3,750	3,998

		26,759

GEORGIA 5.2%

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024
2.990% due 10/01/2042	7,300	7,315

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	3,000	2,676

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,741
5.000% due 04/01/2030	1,500	1,627

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	3,000	3,013

Columbus County, Georgia Housing Authority Revenue Notes, (FHA Insured), Series 2025
5.000% due 04/01/2028	600	620

DeKalb County, Georgia Housing Authority Revenue Notes, Series 2022
3.400% due 09/01/2025	600	600

DeKalb County, Georgia Housing Authority Revenue Notes, Series 2025
3.230% due 04/01/2026	430	430

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	4,350	4,340

Development Authority of Burke County, Georgia Revenue Bonds, Series 2018
4.000% due 11/01/2052	10,000	10,000

Douglas County Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,000	1,042

Housing Authority of the City of Waycross, Georgia Revenue Notes, Series 2024
5.000% due 04/01/2028	1,687	1,743

Lawrenceville Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,615	1,684

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,005
5.000% due 12/01/2052	3,000	3,115

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	750	787

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	750	793

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2031	$1,250	$1,366
5.000% due 01/01/2032	1,000	1,103

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	775	812

		46,201

HAWAII 0.3%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	3,000	3,000

IDAHO 0.4%

Idaho Housing & Finance Association Revenue Bonds, Series 2025
3.350% due 06/10/2050 (a)	3,600	3,600

ILLINOIS 4.4%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,546
5.000% due 01/01/2029	2,000	2,148

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	2,800	2,808

Illinois Finance Authority Revenue Bonds, Series 2015
5.000% due 11/15/2033	1,895	1,895

Illinois Finance Authority Revenue Bonds, Series 2021
2.620% due 05/01/2042 ~	1,000	994

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2031	5,000	5,427

Illinois Housing Development Authority Revenue Notes, (FHA Insured), Series 2024
5.000% due 10/01/2027	2,000	2,043

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,369
5.500% due 05/01/2030	7,750	8,204

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2029	3,000	3,179
5.000% due 02/01/2032	2,000	2,167
5.000% due 02/01/2033	3,000	3,263

Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2030	1,000	1,091
5.000% due 01/01/2031	1,250	1,382

		39,516

INDIANA 1.9%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	2,500	2,428

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,400	4,280

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,109

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063 (a)	1,500	1,634

Indiana Finance Authority Revenue Notes, Series 2021
0.650% due 08/01/2025	4,500	4,487

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	1,600	1,600

		16,538

KANSAS 1.6%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	5,500	5,509

Kansas Development Finance Authority Revenue Notes, Series 2025
5.000% due 09/01/2028	1,000	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kansas Housing Development Finance Authority Revenue Notes, Series 2024
3.010% due 11/01/2027	$2,400	$2,398

Shawnee County, Kansas Revenue Bonds, Series 2025
3.750% due 05/01/2059	5,000	5,032

		13,980

KENTUCKY 1.5%

Kentucky Asset Liability Commission Revenue Notes, Series 2024
5.000% due 09/01/2026	5,000	5,130

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
4.250% due 07/01/2035	1,000	989

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	500	502

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	750	793

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	3,750	3,966

Kentucky State Property & Building Commission Revenue Bonds, Series 2016
5.000% due 11/01/2028	1,810	1,854

Kentucky State Property & Building Commission Revenue Notes, Series 2022
5.000% due 06/01/2031	500	553

		13,787

LOUISIANA 1.0%

Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024
5.000% due 04/01/2028	4,200	4,323

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	1,800	1,933

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	2,810	2,780

		9,036

MARYLAND 0.7%

Howard County, Maryland General Obligation Notes, Series 2018
5.000% due 02/15/2027	3,000	3,115

Maryland Community Development Administration Revenue Notes, Series 2025
3.700% due 01/01/2029	3,450	3,485

		6,600

MASSACHUSETTS 1.4%

Commonwealth of Massachusetts General Obligation Notes, Series 2025
5.000% due 07/01/2035	3,500	4,002

Commonwealth of Massachusetts Revenue Bonds, (BAM/NPFGC Insured), Series 2005
5.500% due 01/01/2034	5,000	5,676

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2029	1,300	1,419

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
2.520% due 07/01/2049 ~	1,750	1,749

		12,846

140	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 2.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.655% due 07/01/2032 ~	$2,000	$1,974

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
2.670% due 04/15/2047 ~	3,000	2,990

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	2,000	1,883

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	950
5.000% due 02/28/2030	1,170	1,246

Michigan State Building Authority Revenue Bonds, Series 2020
2.020% due 10/15/2042	1,000	1,000

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	700	768

Michigan State Housing Development Authority Revenue Notes, Series 2025
3.350% due 09/01/2027	985	988

Michigan Trunk Line State Revenue Notes, Series 2023
5.000% due 11/15/2026	1,500	1,549

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2028	7,530	8,038

		21,386

MINNESOTA 1.0%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	620
5.000% due 11/15/2029	550	568

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2028	5,200	5,492

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	2,000	2,243

		8,923

MISSISSIPPI 0.3%

Mississippi Home Corp. Revenue Bonds, Series 2025
3.625% due 06/01/2043	2,250	2,255

MISSOURI 2.1%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,650	2,958

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	1,100	1,097

Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024
3.050% due 10/01/2045	4,220	4,210

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056 (a)	8,500	9,430

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,097

		18,792

MONTANA 0.2%

Montana Board of Housing Revenue Notes, Series 2024
5.000% due 09/01/2028	1,800	1,874

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 0.5%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.552% due 08/25/2040 ~	$4,454	$4,508

NEBRASKA 0.2%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,750	1,842

NEVADA 0.7%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2030	1,470	1,551

Clark County, Nevada General Obligation Bonds, Series 2019
5.000% due 07/01/2031	2,150	2,320

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,000	2,001

		5,872

NEW HAMPSHIRE 0.6%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	265
4.000% due 01/01/2027	250	249

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2031	1,235	1,349
5.000% due 08/01/2032	3,000	3,297

		5,160

NEW JERSEY 1.6%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,200	2,323

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056 (a)	1,100	1,232

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2028	2,000	2,132

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	3,800	3,911

Tobacco Settlement Financing Corp. New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2026	4,750	4,801

		14,399

NEW MEXICO 0.6%

New Mexico Mortgage Finance Authority Revenue Bonds, Series 2023
3.730% due 02/01/2042	5,000	5,002

NEW YORK 18.1%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	4,500	4,539

Chappaqua Central School District, New York General Obligation Notes, Series 2024
4.250% due 07/25/2025	6,000	6,004

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,000	2,015

Guilderland Central School District,New York General Obligation Notes, Series 2024
4.500% due 07/25/2025	3,000	3,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Island Power Authority, New York Revenue Bonds, Series 2022
2.370% due 09/01/2038 ~	$2,000	$1,998

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.748% due 11/01/2032 ~	1,500	1,500

New York City, New York General Obligation Bonds, Series 2012
3.900% due 04/01/2042	16,300	16,300

New York City, New York General Obligation Bonds, Series 2015
3.900% due 06/01/2044	2,000	2,000

New York City, New York General Obligation Bonds, Series 2019
3.900% due 10/01/2046	10,000	10,000

New York City, New York General Obligation Notes, Series 2017
5.000% due 08/01/2025	6,000	6,010

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	1,780	1,780

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	3,900	3,928

New York City, New York Industrial Development Agency Revenue Bonds, Series 2007
3.950% due 10/01/2042	17,100	17,100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.950% due 06/15/2048	4,700	4,700
4.000% due 06/15/2050	15,400	15,400

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
3.900% due 06/15/2050	4,000	4,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.900% due 06/15/2033	10,000	10,000

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	1,250	1,263

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
4.000% due 11/01/2036	3,800	3,800

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	3,500	3,856

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,700	1,803

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,692
5.000% due 03/15/2035	4,500	4,582
5.000% due 03/15/2036	1,500	1,525

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	4,300	4,310

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	5,000	5,015

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 11/15/2029	1,110	1,163

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	3,000	3,022

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	6,000	6,340
5.000% due 03/15/2029	7,000	7,575

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,520

		161,743

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	141

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 2.9%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	$6,000	$6,000

Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025
3.625% due 04/01/2029	3,000	3,022

Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	2,600	2,606
3.625% due 11/01/2058	5,400	5,449

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,300	1,426

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	1,700	1,927

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	5,000	5,467

		25,897

NORTH DAKOTA 0.1%

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	1,100	1,206

OHIO 2.2%

Franklin County, Ohio Revenue Bonds, Series 2022
4.000% due 11/01/2042	5,600	5,600

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	650	688

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.500% due 02/01/2026	2,200	2,170

Ohio Air Quality Development Authority Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,931

Ohio Housing Finance Agency Revenue Bonds, Series 2025
3.700% due 11/01/2047	1,150	1,158

Ohio State General Obligation Notes, Series 2025
5.000% due 11/01/2028	6,000	6,456

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2034	415	456

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2029 (c)	500	430

		19,889

OKLAHOMA 0.5%

Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056	3,000	3,393

Oklahoma Housing Finance Agency Revenue Bonds, Series 2025
3.200% due 10/01/2042	750	749

		4,142

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2027 (c)	325	306

Oregon Department of Transportation State Revenue Notes, Series 2024
5.000% due 05/15/2026	1,000	1,020

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2026	145	147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oregon State General Obligation Notes, Series 2023
5.000% due 05/01/2026	$1,625	$1,656

		3,129

PENNSYLVANIA 1.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
2.620% due 11/15/2047 ~	5,000	4,944

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.020% due 08/15/2038 ~(e)	2,360	2,328

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	4,500	4,636

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 12/01/2031	2,150	2,402

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2026	1,250	1,253

		15,563

PUERTO RICO 0.5%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,750

SOUTH CAROLINA 1.1%

Charleston Educational Excellence Finance Corp. South Carolina Revenue Notes, Series 2024
5.000% due 12/01/2026	1,000	1,031
5.000% due 12/01/2027	1,000	1,055

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,504

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	1,250	1,255

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	2,350	2,513

South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024
3.000% due 04/01/2043	2,200	2,189

		9,547

TENNESSEE 1.0%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2029	1,000	1,081

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	2,025	2,025

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	750	778

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,250	1,312

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,220	3,394

		8,590

TEXAS 12.3%

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
5.000% due 09/01/2028	1,060	1,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2025	$1,200	$1,209

Central Texas Regional Mobility Authority Revenue Notes, Series 2018
5.000% due 01/01/2027	1,100	1,134

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,400	1,474

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023
5.000% due 11/01/2028	2,000	2,147

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2024
5.000% due 11/01/2028	1,500	1,610

Dallas Housing Finance Corp. Texas Revenue Notes, Series 2024
5.000% due 10/01/2028	935	973

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	7,000	7,479

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2028	2,000	2,064

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023
5.000% due 08/15/2025	1,500	1,503

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,500	2,462

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	14,000	14,213

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,619

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,568

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.850% due 10/01/2041	10,090	10,090

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	2,000	2,133

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	800	887
5.000% due 07/01/2033	6,170	6,855

Harris County, Texas General Obligation Bonds, Series 2015
5.000% due 10/01/2026	2,920	2,937

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2027	2,250	2,358

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	6,000	6,092

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2027	2,000	2,074

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,430

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2027	2,750	2,849

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,267

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,414

142	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	$1,900	$1,923

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022
5.000% due 10/01/2026	225	231

Tarrant Regional Water District, Texas Revenue Notes, Series 2021
1.050% due 09/01/2027	5,000	4,714

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	2,000	2,215

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.519% due 12/15/2026 ~	1,000	1,000

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2026	1,750	1,785

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2042	500	525
5.000% due 10/01/2043	3,800	3,968

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2025	1,250	1,258

THF Public Facility Corp. Texas Revenue Bonds, Series 2025
3.340% due 02/01/2044 (a)	1,580	1,583

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	1,000	1,004

University of North Texas System Revenue Notes, Series 2025
5.000% due 04/15/2027	2,000	2,081
5.000% due 04/15/2028	1,500	1,593
5.000% due 04/15/2029	1,400	1,513

Waco Educational Finance Corp. Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	528

		109,869

UTAH 0.4%

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025
5.000% due 06/01/2027	500	520
5.000% due 06/01/2028	675	716

Salt Lake City, Utah Airport Revenue Notes, Series 2021
5.000% due 07/01/2025	450	450

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	1,400	1,590

		3,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.8%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,600	$1,725

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,300	1,301

Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
0.750% due 10/01/2040	3,800	3,773

		6,799

WASHINGTON 2.0%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
2.120% due 11/01/2045 ~	4,500	4,464

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	5,000	5,235

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021
2.170% due 05/01/2045 ~	3,000	2,967

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	3,000	3,026

Washington State General Obligation Notes, Series 2022
4.000% due 07/01/2026	1,000	1,014

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	1,330	1,210

		17,916

WEST VIRGINIA 0.9%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	3,000	2,995

West Virginia Housing Development Fund Revenue Notes, Series 2024
5.000% due 12/01/2027	4,954	5,085

		8,080

WISCONSIN 0.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,513

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2026	305	305

Wisconsin Department of Transportation Revenue Notes, Series 2023
5.000% due 07/01/2025	750	750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
2.100% due 08/15/2054 ~	$2,500	$2,479

Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024
5.000% due 08/01/2058	2,000	2,036

		8,083

Total Municipal Bonds & Notes (Cost $858,813)		862,916

	SHARES
SHORT-TERM INSTRUMENTS 5.5%

MUTUAL FUNDS 0.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	6,384,736	6,385

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 3.5%
4.315% due 07/01/2025 - 10/21/2025 (b)(c)	$31,100	30,861

MUNICIPAL BONDS & NOTES 1.3%

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026 (a)	5,500	5,540

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025
5.000% due 06/01/2026	700	713

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026 (a)	1,000	1,009

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2025	2,000	2,000

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	2,200	2,206

Total Municipal Bonds & Notes (Cost $11,467)		11,468

Total Short-Term Instruments (Cost $48,713)		48,714

Total Investments in Securities (Cost $907,526)		911,630

Total Investments 102.2% (Cost $907,526)		$911,630

Other Assets and Liabilities, net (2.2)%		(19,611)

Net Assets 100.0%		$892,019

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	143

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)	June 30, 2025

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.020%	08/15/2038	09/14/2021	$2,393	$2,328	0.26%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$39,896	$0	$39,896
Arizona	0	12,408	0	12,408
California	0	57,723	0	57,723
Colorado	0	29,931	0	29,931
Connecticut	0	18,189	0	18,189
Delaware	0	2,731	0	2,731
District of Columbia	0	11,683	0	11,683
Florida	0	26,759	0	26,759
Georgia	0	46,201	0	46,201
Hawaii	0	3,000	0	3,000
Idaho	0	3,600	0	3,600
Illinois	0	39,516	0	39,516
Indiana	0	16,538	0	16,538
Kansas	0	13,980	0	13,980
Kentucky	0	13,787	0	13,787
Louisiana	0	9,036	0	9,036
Maryland	0	6,600	0	6,600
Massachusetts	0	12,846	0	12,846
Michigan	0	21,386	0	21,386
Minnesota	0	8,923	0	8,923
Mississippi	0	2,255	0	2,255
Missouri	0	18,792	0	18,792
Montana	0	1,874	0	1,874
Multi-State	0	4,508	0	4,508
Nebraska	0	1,842	0	1,842

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Nevada	$0	$5,872	$0	$5,872
New Hampshire	0	5,160	0	5,160
New Jersey	0	14,399	0	14,399
New Mexico	0	5,002	0	5,002
New York	0	161,743	0	161,743
North Carolina	0	25,897	0	25,897
North Dakota	0	1,206	0	1,206
Ohio	0	19,889	0	19,889
Oklahoma	0	4,142	0	4,142
Oregon	0	3,129	0	3,129
Pennsylvania	0	15,563	0	15,563
Puerto Rico	0	4,750	0	4,750
South Carolina	0	9,547	0	9,547
Tennessee	0	8,590	0	8,590
Texas	0	109,869	0	109,869
Utah	0	3,276	0	3,276
Virginia	0	6,799	0	6,799
Washington	0	17,916	0	17,916
West Virginia	0	8,080	0	8,080
Wisconsin	0	8,083	0	8,083
Short-Term Instruments
Mutual Funds	0	6,385	0	6,385
U.S. Treasury Bills	0	30,861	0	30,861
Municipal Bonds & Notes	0	11,468	0	11,468

Total Investments	$0	$911,630	$0	$911,630

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

144	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Ultra Short Government Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

SHORT-TERM INSTRUMENTS 100.0%

U.S. TREASURY BILLS 100.0%
4.335% due 07/22/2025 - 10/21/2025 (a)(b)	$827,914	$821,852

Total Short-Term Instruments (Cost $821,855)		821,852

Total Investments in Securities (Cost $821,855)		821,852

Total Investments 100.0% (Cost $821,855)		$821,852

Other Assets and Liabilities, net 0.0%		(68)

Net Assets 100.0%		$821,784

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$821,852	$0	$821,852

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	145

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.2%

CORPORATE BONDS & NOTES 35.6%

BANKING & FINANCE 23.8%

ABN AMRO Bank NV
5.387% due 12/03/2028 ~		$3,700	$3,700

American Tower Corp.
1.300% due 09/15/2025		1,300	1,291

Athene Global Funding
5.097% due 07/16/2026 •		2,000	2,003
5.411% due 08/27/2026 ~		2,300	2,310

Aviation Capital Group LLC
4.875% due 10/01/2025		2,553	2,552

Banco Santander SA
5.465% due 07/15/2028 ~		2,000	2,006

Bank of Nova Scotia
4.796% due 10/27/2025 ~	AUD	2,900	1,912

Barclays PLC
4.375% due 01/12/2026		$800	799

BNP Paribas SA
1.323% due 01/13/2027 •		600	590

BPCE SA
5.202% due 09/29/2025	AUD	2,100	1,385

Citigroup, Inc.
1.122% due 01/28/2027 •		$2,500	2,451
5.809% (US0003M + 1.250%) due 07/01/2026 ~		2,700	2,700

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,447
5.002% due 08/28/2026 ~		1,300	1,303

Crown Castle, Inc.
4.450% due 02/15/2026		500	499

DBS Group Holdings Ltd.
5.009% due 09/12/2025 ~		1,000	1,000
5.010% due 03/21/2028 ~		1,400	1,403

Deutsche Bank AG
2.129% due 11/24/2026 •		1,200	1,188
6.119% due 07/14/2026 •		2,900	2,901

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,000	1,987
7.341% due 03/06/2026 ~		800	808

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		4,000	3,863

HSBC Holdings PLC
4.292% due 09/12/2026 •		3,000	2,997
5.887% due 08/14/2027 •		2,000	2,029
5.932% due 08/14/2027 ~		500	505

ING Bank Australia Ltd.
4.695% due 12/08/2025 ~	AUD	1,200	792

ING Groep NV
1.400% due 07/01/2026 •		$1,000	1,000
5.423% due 04/01/2027 •		500	501

Jackson National Life Global Funding
4.900% due 01/13/2027		600	604

Metropolitan Life Global Funding
4.205% due 12/01/2025 •	AUD	5,000	3,292

Mizuho Bank Ltd.
4.564% due 09/14/2026 ~		300	198
4.584% due 02/23/2026 ~		2,000	1,320
4.610% due 08/22/2025 ~		1,000	659

Morgan Stanley Bank NA
5.030% due 10/15/2027 ~		$1,000	1,001

MUFG Bank Ltd.
4.678% due 02/17/2026 ~	AUD	2,000	1,321

National Bank of Canada
5.312% due 03/25/2027 •		$1,708	1,710

NatWest Markets PLC
5.174% due 09/29/2026 ~		800	802

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,432
2.000% due 03/09/2026		273	266

Nomura Holdings, Inc.
1.851% due 07/16/2025		2,550	2,547

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.099% due 07/03/2025		$300	$300
5.709% due 01/09/2026		1,500	1,508

Pacific Life Global Funding
4.839% due 02/04/2027 ~		2,000	2,001

Protective Life Global Funding
4.850% due 07/22/2026 ~		800	801

Royal Bank of Canada
5.059% due 01/21/2027 ~		800	803

Shinhan Bank Co. Ltd.
5.747% due 11/16/2025 ~	AUD	1,500	993

Standard Chartered Bank
4.853% due 12/03/2027		$500	509

Standard Chartered PLC
5.538% due 05/14/2028 ~		1,000	1,004

Sumitomo Mitsui Financial Group, Inc.
5.646% due 07/13/2026 ~		3,500	3,534

Sumitomo Mitsui Trust Bank Ltd.
5.546% due 09/14/2026 ~		600	605
5.554% due 09/14/2026 ~		300	302

Svenska Handelsbanken AB
5.042% due 05/28/2027 ~		2,500	2,507

Swedbank AB
5.337% due 09/20/2027		2,500	2,551

Toyota Motor Credit Corp.
5.131% due 08/07/2026 ~		2,000	2,009

U.S. Bancorp
5.727% due 10/21/2026 •		1,900	1,906

UBS AG
1.200% due 07/30/2025	AUD	1,000	657
4.210% due 02/26/2026 ~		700	461
5.100% due 05/12/2026 ~		3,500	2,320

UBS Group AG
1.305% due 02/02/2027 •		$1,000	981

			88,826

INDUSTRIALS 9.2%

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,400	4,388

Berry Global, Inc.
1.570% due 01/15/2026		4,000	3,929
4.875% due 07/15/2026		466	466

BMW U.S. Capital LLC
5.166% due 08/13/2026 ~		1,500	1,506

Energy Transfer LP
5.950% due 12/01/2025		2,885	2,890

Fidelity National Information Services, Inc.
4.500% due 07/15/2025		1,000	1,000

Harley-Davidson, Inc.
3.500% due 07/28/2025		2,500	2,497

HCA, Inc.
5.875% due 02/15/2026		3,000	3,003

Hyundai Capital America
5.679% due 11/03/2025 ~		197	198
6.250% due 11/03/2025		1,500	1,506

Illumina, Inc.
5.800% due 12/12/2025		1,000	1,004

Kraft Heinz Foods Co.
3.000% due 06/01/2026		4,000	3,949

Kraton Corp.
5.000% due 07/15/2027		3,000	3,039

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	497

Rolls-Royce PLC
3.625% due 10/14/2025		1,526	1,524

Volkswagen Group of America Finance LLC
5.236% due 03/20/2026 ~		1,300	1,300
5.327% due 09/12/2025 ~		1,500	1,501

			34,197

UTILITIES 2.6%

Electricite de France SA
3.625% due 10/13/2025		1,700	1,693

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
7.050% due 10/14/2025	$1,000	$1,006

National Rural Utilities Cooperative Finance Corp.
4.963% due 11/22/2026 ~	1,500	1,502

Pacific Gas & Electric Co.
3.150% due 01/01/2026	5,530	5,478

		9,679

Total Corporate Bonds & Notes (Cost $131,972)		132,702

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
5.205% due 09/25/2054 - 04/25/2055 •	13,751	13,715
5.255% due 01/25/2055 •	1,614	1,616
5.402% due 07/25/2055 •	2,000	2,000
5.405% due 06/25/2054 - 01/25/2055 •	2,367	2,365
5.505% due 01/25/2055 •	842	844

Freddie Mac
5.205% due 07/25/2054 •	1,400	1,400
5.235% due 05/25/2055 •	1,949	1,949
5.255% due 03/25/2055 - 04/25/2055 •	5,509	5,506
5.306% due 06/25/2055 «•	3,000	3,004
5.404% due 07/25/2055 •	3,200	3,201
5.455% due 12/25/2054 - 01/25/2055 •	3,705	3,706
5.505% due 01/25/2055 •	372	373
5.555% due 05/25/2054 •	1,091	1,096

Ginnie Mae
4.350% due 04/20/2069 •	137	137
5.062% due 11/20/2074 •	974	971
5.204% due 06/20/2055 •	10,800	10,807
5.252% due 01/20/2054 - 10/20/2073 •	3,533	3,542

Total U.S. Government Agencies (Cost $56,270)		56,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

OBX Trust
5.988% due 01/25/2064 þ	1,027	1,034

Total Non-Agency Mortgage-Backed Securities (Cost $1,027)		1,034

ASSET-BACKED SECURITIES 14.3%

AUTOMOBILE SEQUENTIAL 2.4%

CarMax Auto Owner Trust
5.300% due 03/15/2027	473	474

Citizens Auto Receivables Trust
5.840% due 01/18/2028	1,486	1,496

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	3,600	3,605
4.550% due 07/20/2027	1,400	1,404

Honda Auto Receivables Owner Trust
5.870% due 06/22/2026	134	134

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	1,100	1,114

SCCU Auto Receivables Trust
5.850% due 05/17/2027	56	56

USAA Auto Owner Trust
5.250% due 03/15/2027	486	486

		8,769

CREDIT CARD BULLET 1.5%

American Express Credit Account Master Trust
5.230% due 09/15/2028	2,000	2,024

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	2,000	2,006

146	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Master Credit Card Trust
5.153% due 01/21/2027 •		$1,600	$1,599

			5,629

CREDIT CARD OTHER 0.5%

Trillium Credit Card Trust
5.226% due 08/26/2028 •		2,000	2,002

OTHER ABS 9.9%

522 Funding CLO Ltd.
5.479% due 10/23/2034 •		1,200	1,200

AlbaCore Euro CLO DAC
3.269% due 07/15/2035 •	EUR	1,000	1,180

Allegro CLO Ltd.
5.519% due 01/19/2033 •		$1,000	1,001

American Money Management Corp. CLO Ltd.
5.469% due 01/20/2035 •		800	800

Ares CLO Ltd.
5.433% due 10/28/2034 •		1,200	1,201

Atlantic Avenue Ltd.
5.529% due 01/20/2035 •		1,200	1,200

Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •		1,600	1,600

Bain Capital Credit CLO Ltd.
5.509% due 07/19/2034 •		1,200	1,203

Canyon Capital CLO Ltd.
5.266% due 10/15/2034 •		1,400	1,402

Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		900	901

Carval CLO Ltd.
5.491% due 07/16/2031 •		892	894

CQS U.S. CLO Ltd.
5.469% due 01/20/2035 •		200	200

Cumulus Static CLO DAC
3.343% due 11/15/2033 •	EUR	614	725

ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •		$1,128	1,128

Jamestown CLO Ltd.
5.402% due 07/25/2034 •		600	598
5.552% due 07/25/2035 •		400	401

Kubota Credit Owner Trust
5.610% due 07/15/2026		243	244

LCM Loan Income Fund Ltd.
5.561% due 04/20/2031 •		275	275

LCM Ltd.
5.326% due 01/15/2034 •		1,600	1,595

Madison Park Funding Ltd.
5.256% due 10/15/2034 •		1,400	1,402

MMAF Equipment Finance LLC
5.790% due 11/13/2026		268	269

Mountain View CLO Ltd.
5.716% due 04/15/2034 •		1,000	1,001

Northwoods Capital Ltd.
5.508% due 06/15/2031 •		937	936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ocean Trails CLO
5.299% due 07/20/2034 •		$1,400	$1,400

OZLM Ltd.
5.419% due 07/20/2030 •		144	144

Palmer Square European Loan Funding DAC
3.170% due 10/15/2034 •	EUR	1,500	1,762
3.259% due 01/15/2033 •		692	815

Parallel Ltd.
5.366% due 07/15/2034 •		$1,400	1,398

Rad CLO Ltd.
5.512% due 04/25/2032 •		308	308

Regatta Funding Ltd.
5.456% due 01/15/2033 •		1,460	1,461

Silver Rock CLO Ltd.
5.309% due 01/20/2035 •		2,000	1,996

Trinitas CLO Ltd.
5.342% due 01/25/2035 •		1,800	1,793
5.379% due 10/20/2033 •		300	300

Trysail CLO Ltd.
5.511% due 10/20/2033 •		500	500

Verizon Master Trust
4.982% due 09/08/2028 •		2,000	2,003

Wind River CLO Ltd.
5.316% due 10/15/2034 •		1,691	1,686

			36,922

Total Asset-Backed Securities (Cost $52,864)			53,322

SOVEREIGN ISSUES 1.5%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	8,600	1,527

Israel Government International Bond
1.750% due 08/31/2025	ILS	10,700	3,164
5.375% due 02/19/2030		$1,100	1,122

Total Sovereign Issues (Cost $5,390)			5,813

		OUNCES
COMMODITIES 19.5%

Gold Warehouse Receipts		17,487	57,409

Platinum Warehouse Receipts		4,921	6,542

Silver Warehouse Receipts		244,250	8,726

Total Commodities (Cost $52,156)			72,677

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.9%

COMMERCIAL PAPER 4.3%

Air Lease Corp.
4.850% due 07/18/2025		$3,700	3,691

Canadian Natural Resources Ltd.
4.900% due 08/06/2025 (a)		3,700	3,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
5.030% due 07/22/2025	$4,000	$3,988

NextEra Energy Capital Holdings, Inc.
4.610% due 08/25/2025 (a)	3,900	3,872
4.610% due 08/28/2025 (a)	700	695

		15,928

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (e)	294,225	294

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (f) 1.3%
		4,900

U.S. TREASURY BILLS 0.2%
4.317% due 08/19/2025 - 10/21/2025 (b)(c)(i)	$837	828

Total Short-Term Instruments (Cost $21,951)		21,950

Total Investments in Securities (Cost $321,630)		343,730

	SHARES
INVESTMENTS IN AFFILIATES 1.9%

MUTUAL FUNDS (d) 1.9%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,751	7,113

Total Mutual Funds (Cost $7,077)		7,113

Total Investments in Affiliates (Cost $7,077)		7,113

Total Investments 94.1% (Cost $328,707)		$350,843

Financial Derivative Instruments (g)(h) (0.6)% (Cost or Premiums, net $(393))		(2,385)

Other Assets and Liabilities, net 6.5%		24,356

Net Assets 100.0%		$372,814

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	147

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

(d)	Institutional Class Shares of each Fund.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
TDM	4.580%	06/30/2025	07/01/2025	$4,900	U.S. Treasury Notes 1.875% due 07/31/2026	$(4,999)	$4,900	$4,901

Total Repurchase Agreements						$(4,999)	$4,900	$4,901

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
TDM	$4,901	$0	$0	$0	$4,901	$(4,999)	$(98)

Total Borrowings and Other Financing Transactions	$4,901	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(78) at a weighted average interest rate of 4.465%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas August 2025 Futures	$5.000	07/28/2025	41	$410	$30	$4

Total Purchased Options					$30	$4

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Natural Gas August 2025 Futures	$3.400	07/28/2025	41	$410	$(30)	$(80)
Put - NYMEX Natural Gas August 2025 Futures	3.500	07/28/2025	39	390	(42)	(98)

Total Written Options					$(72)	$(178)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Variation Margin
							Asset	Liability
3-Month SOFR Active Contract June Futures	09/2025	343	$	82,033	$	(22)	$0	$(6)
3-Month SOFR Active Contract March Futures	06/2026	540		130,410		329	41	0
Aluminum January Futures	01/2026	134		8,738		47	47	0
Aluminum July Futures	07/2025	261		16,951		98	0	0
Aluminum November Futures	11/2025	51		3,319		91	0	0

148	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Variation Margin
							Asset	Liability
Aluminum September Futures	09/2025	379	$	24,636	$	(273)	$157	$0
Arabica Coffee December Futures	12/2025	147		16,240		(3,146)	0	(154)
Australia Government 10-Year Bond September Futures	09/2025	101		7,162		14	0	(6)
Brent Crude December Futures	10/2025	122		7,919		32	0	(9)
Brent Crude March Futures	01/2026	360		23,292		(623)	0	(32)
Brent Crude September Futures	07/2025	174		11,613		(42)	6	(8)
California Carbon Allowance December Futures	12/2025	128		3,634		(161)	40	0
California Carbon Allowance Vintage December Futures	12/2026	444		13,387		(618)	124	0
Cocoa December Futures	12/2025	61		5,062		(17)	18	0
Copper August Futures	08/2025	27		6,687		71	71	0
Copper July Futures	07/2025	52		12,929		611	165	0
Corn December Futures	12/2025	89		1,893		11	3	(4)
Corn September Futures	09/2025	454		9,290		(244)	0	(51)
Cotton No. 2 December Futures	12/2025	165		5,621		23	0	(98)
European Climate Exchange December Futures	12/2025	75		6,093		(522)	49	(176)
Gas Oil December Futures	12/2025	155		9,761		173	0	(8)
Gold 100 oz. December Futures	12/2025	189		63,559		(310)	382	0
Hard Red Winter Wheat December Futures	12/2025	17		468		(68)	0	(6)
Hard Red Winter Wheat September Futures	09/2025	157		4,135		(193)	0	(55)
Iron Ore September Futures	09/2025	898		8,419		(62)	0	(17)
Lean Hogs December Futures	12/2025	217		7,272		148	0	(167)
Live Cattle December Futures	12/2025	50		4,213		46	9	0
Live Cattle October Futures	10/2025	177		14,880		(27)	25	0
Natural Gas August Futures	07/2025	313		10,817		(1,571)	0	(886)
Natural Gas January Futures	12/2025	15		728		(22)	0	(36)
Natural Gas November Futures	10/2025	106		4,224		(285)	0	(265)
New York Harbor December Futures	11/2025	208		19,170		486	166	0
Nickel January Futures	01/2026	44		4,080		8	36	(23)
Nickel July Futures	07/2025	47		4,247		(337)	0	0
Nickel November Futures	11/2025	70		6,438		(312)	0	0
Nickel September Futures	09/2025	152		13,859		(572)	57	(82)
RBOB Gasoline December Futures	11/2025	248		18,876		602	3	0
RBOB Gasoline September Futures	08/2025	36		3,088		(100)	5	0
Silver December Futures	12/2025	32		5,858		(47)	0	(33)
Silver September Futures	09/2025	121		21,884		1,543	0	(120)
Soybean January Futures	01/2026	9		469		(5)	1	0
Soybean Meal December Futures	12/2025	317		9,171		(506)	25	0
Soybean November Futures	11/2025	226		11,605		(213)	25	0
Soybean Oil January Futures	01/2026	102		3,237		26	9	0
Sugar No. 11 October Futures	09/2025	177		3,211		(318)	0	(101)
U.S. Treasury 5-Year Note September Futures	09/2025	1,407		153,363		1,647	183	0
WTI Crude December Futures	11/2025	152		9,371		(279)	0	(14)
WTI Crude September Futures	08/2025	65		4,150		(4)	0	(14)
Zinc July Futures	07/2025	121		8,316		(912)	0	0
Zinc November Futures	11/2025	47		3,245		89	0	0
Zinc September Futures	09/2025	90		6,194		(449)	0	0

						$(6,165)	$1,647	$(2,371)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Variation Margin
							Asset	Liability
Aluminum January Futures	01/2026	2	$	(130)	$	0	$0	$0
Aluminum July Futures	07/2025	261		(16,951)		339	0	0
Aluminum November Futures	11/2025	51		(3,319)		(275)	0	0
Aluminum September Futures	09/2025	299		(19,435)		(1,238)	0	0
Copper August Futures	08/2025	9		(1,137)		(15)	9	0
Copper July Futures	07/2025	36		(8,951)		(271)	0	0
Copper September Futures	09/2025	37		(4,701)		(139)	37	0
Corn December Futures	12/2026	89		(2,034)		(3)	3	(1)
Gold 100 oz. August Futures	08/2025	166		(54,908)		918	0	(334)
Gold 100 oz. July Futures	07/2025	25		(8,236)		(59)	0	(52)
Natural Gas December Futures	11/2025	25		(1,140)		54	61	0
New York Harbor September Futures	08/2025	4		(378)		0	0	0
Nickel January Futures	01/2026	3		(278)		(2)	0	0
Nickel July Futures	07/2025	47		(4,247)		128	0	0
Nickel November Futures	11/2025	70		(6,438)		(90)	0	0
Nickel September Futures	09/2025	81		(7,385)		(360)	0	0
Platinum July Futures	07/2025	98		(6,537)		(1,684)	34	0
U.S. Treasury 2-Year Note September Futures	09/2025	615		(127,934)		(471)	0	(34)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	149

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Variation Margin
							Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	9	$	(1,028)	$	(25)	$0	$(4)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	63		(7,505)		(263)	0	(85)
Wheat December Futures	12/2025	6		(168)		15	1	0
Wheat September Futures	09/2025	157		(4,225)		137	20	0
WTI Crude September Futures	08/2025	89		(5,683)		(66)	20	0
Zinc July Futures	07/2025	121		(8,316)		546	0	0
Zinc November Futures	11/2025	47		(3,245)		(171)	0	0
Zinc September Futures	09/2025	90		(6,194)		(202)	0	0

					$	(3,197)	$185	$(510)

Total Futures Contracts					$	(9,362)	$1,832	$(2,881)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	12,900	$(352)	$192	$(160)	$0	$(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	$	125,439	(125)	(1,190)	(1,315)	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,700	(52)	(73)	(125)	0	(24)

Total Swap Agreements							$(529)	$(1,071)	$(1,600)	$0	$(210)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$4	$1,900	$0	$1,904		$(178)	$(2,881)	$(210)	$(3,269)

Cash of $26,686 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $68 for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025		$518	EUR	442	$3	$0
	08/2025	EUR	442		$519	0	(3)

BOA	07/2025		3,218		3,659	0	(131)
	07/2025		$1,076	AUD	1,662	17	0

BPS	07/2025	BRL	62		$11	0	(1)
	07/2025	EUR	84		95	0	(4)
	07/2025		$11	BRL	62	0	0
	09/2025	ILS	10,635		$2,906	0	(254)
	10/2025	BRL	4,100		679	0	(58)

BRC	07/2025	EUR	567		652	0	(16)
	07/2025	GBP	739		1,006	0	(9)
	07/2025	ILS	82		24	0	0
	07/2025		$1,252	GBP	920	11	0
	07/2025		49	ILS	171	2	0
	08/2025	GBP	920		$1,252	0	(11)
	08/2025		$1,006	GBP	739	9	0

CBK	07/2025		208	EUR	181	5	0
	09/2025	MXN	1		$0	0	0

150	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FAR	07/2025	AUD	25,165		$16,236	$0	$(326)
	07/2025	BRL	28,978		5,278	0	(56)
	07/2025		$15,366	AUD	23,503	102	0
	07/2025		5,068	BRL	28,978	265	0
	08/2025	AUD	23,503		$15,376	0	(102)
	09/2025		$2,653	BRL	14,878	44	0
	09/2025		45	MXN	868	1	0

GLM	07/2025	BRL	14,300		$2,389	0	(243)
	07/2025		$2,620	BRL	14,300	12	0
	10/2025	BRL	19,800		$3,245	0	(316)

JPM	07/2025	EUR	186		214	0	(5)
	08/2025		3,432		4,032	0	(19)

MBC	07/2025	CAD	278		202	0	(2)
	07/2025		$202	CAD	278	2	0
	08/2025	CAD	278		$202	0	(2)

MYI	10/2025	BRL	300		49	0	(5)

SCX	07/2025		$24	ILS	84	1	0

SSB	07/2025	GBP	920		$1,246	0	(17)
	07/2025		$1,001	GBP	739	14	0

UAG	07/2025		4	ILS	13	0	0

Total Forward Foreign Currency Contracts						$488	$(1,580)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	111,400	$89	$72
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	111,400	89	0

Total Purchased Options							$178	$72

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$3	$0	$0	$3	$(3)	$0	$0	$(3)	$0	$0	$0
BOA	17	0	0	17	(131)	0	0	(131)	(114)	0	(114)
BPS	0	0	0	0	(317)	0	0	(317)	(317)	282	(35)
BRC	22	0	0	22	(36)	0	0	(36)	(14)	0	(14)
CBK	5	0	0	5	0	0	0	0	5	0	5
FAR	412	0	0	412	(484)	0	0	(484)	(72)	0	(72)
GLM	12	0	0	12	(559)	0	0	(559)	(547)	503	(44)
JPM	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
MBC	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
MYC	0	72	0	72	0	0	0	0	72	(270)	(198)
MYI	0	0	0	0	(5)	0	0	(5)	(5)	43	38
SCX	1	0	0	1	0	0	0	0	1	0	1
SSB	14	0	0	14	(17)	0	0	(17)	(3)	0	(3)

Total Over the Counter	$488	$72	$0	$560	$(1,580)	$0	$0	$(1,580)

(i)

Securities with an aggregate market value of $828 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	151

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$4	$0	$0	$0	$0	$4
Futures	1,676	0	0	0	224	1,900

	$1,680	$0	$0	$0	$224	$1,904

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$488	$0	$488
Purchased Options	0	0	0	0	72	72

	$0	$0	$0	$488	$72	$560

	$1,680	$0	$0	$488	$296	$2,464

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$178	$0	$0	$0	$0	$178
Futures	2,746	0	0	0	135	2,881
Swap Agreements	0	0	0	0	210	210

	$2,924	$0	$0	$0	$345	$3,269

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,580	$0	$1,580

	$2,924	$0	$0	$1,580	$345	$4,849

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(15)	$0	$0	$0	$0	$(15)
Written Options	(452)	0	0	0	0	(452)
Futures	(19,564)	0	0	0	1,165	(18,399)
Swap Agreements	0	0	0	0	(1,786)	(1,786)

	$(20,031)	$0	$0	$0	$(621)	$(20,652)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,132	$0	$1,132
Swap Agreements	(341)	0	0	0	0	(341)

	$(341)	$0	$0	$1,132	$0	$791

	$(20,372)	$0	$0	$1,132	$(621)	$(19,861)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(18)	$0	$0	$0	$0	$(18)
Written Options	49	0	0	0	0	49
Futures	(6,522)	0	0	0	1,279	(5,243)
Swap Agreements	0	0	0	0	(1,071)	(1,071)

	$(6,491)	$0	$0	$0	$208	$(6,283)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,580)	$0	$(1,580)
Purchased Options	0	0	0	0	(106)	(106)
Swap Agreements	(61)	0	0	0	0	(61)

	$(61)	$0	$0	$(1,580)	$(106)	$(1,747)

	$(6,552)	$0	$0	$(1,580)	$102	$(8,030)

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FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$88,826	$0	$88,826
Industrials	0	34,197	0	34,197
Utilities	0	9,679	0	9,679
U.S. Government Agencies	0	53,228	3,004	56,232
Non-Agency Mortgage-Backed Securities	0	1,034	0	1,034
Asset-Backed Securities
Automobile Sequential	0	8,769	0	8,769
Credit Card Bullet	0	5,629	0	5,629
Credit Card Other	0	2,002	0	2,002
Other ABS	0	36,922	0	36,922
Sovereign Issues	0	5,813	0	5,813
Commodities	0	72,677	0	72,677
Short-Term Instruments
Commercial Paper	0	15,928	0	15,928
Mutual Funds	0	294	0	294
Repurchase Agreements	0	4,900	0	4,900
U.S. Treasury Bills	0	828	0	828

	$0	$340,726	$3,004	$343,730

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Affiliates, at Value
Mutual Funds	$7,113	$0	$0	$7,113

Total Investments	$7,113	$340,726	$3,004	$350,843

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,612	224	0	1,836
Over the counter	0	560	0	560

	$1,612	$784	$0	$2,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,930)	(339)	0	(3,269)
Over the counter	0	(1,580)	0	(1,580)

	$(2,930)	$(1,919)	$0	$(4,849)

Total Financial Derivative Instruments	$(1,318)	$(1,135)	$0	$(2,453)

Totals	$5,795	$339,591	$3,004	$348,390

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	153

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

The PIMCO Commodity Strategy Active Exchange-Traded Fund has established PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant“). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on

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certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The

Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Multisector Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Senior Loan Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Ultra Short Government Active Exchange-Traded Fund	Monthly	Monthly

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

PIMCO Commodity Strategy Active Exchange-Traded Fund	Quarterly	Quarterly

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	155

Notes to Financial Statements	(Cont.)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

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In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	157

Notes to Financial Statements	(Cont.)

based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes

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significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these

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Notes to Financial Statements	(Cont.)

factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete

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schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$41,111	$286,024	$(272,776)	$0	$0	$54,359	$2,142	$0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	3,565	29,058	(26,967)	0	0	5,656	174	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	40,796	(40,280)	0	0	516	74	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund each may invest in certain other series of the Trust, series of PIMCO Funds Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$99,526	$(44,466)	$(399)	$728	$55,389	$1,445	$0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	19,995	22,209	0	0	801	43,005	1,974	0

PIMCO Senior Loan Active Exchange-Traded Fund	36,085	72,382	(32,185)	(517)	147	75,912	4,585	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	25,162	0	(25,079)	36	(119)	0	1,065	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0	99,704	0	0	(119)	99,585	1,272	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$20,289	$5,923	$(19,034)	$2	$(67)	$7,113	$702	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Senior Loan Active Exchange-Traded Fund	$3,386	$15,636	$0	$0	$(41)	$18,981	$720	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right

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to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements	(Cont.)

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a

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proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Commodity Strategy Active Exchange-Traded Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO Senior Loan Active Exchange-Traded Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Fund also pays a fee of 0.25% per annum on the unused commitment amounts. As of June 30, 2025, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Fund is disclosed as part of the interest expense on the Statements of Operations. Interest and commitment and upfront fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statements of Operations. Commitment and Upfront Fees incurred by the Fund in connection with its line of credit agreement was recorded as a prepaid expense and disclosed on the Statements of Assets and Liabilities. Such fees are amortized through the expiration date of the agreement and included as part of the interest expense on the Statements of Operations. Legal costs, if any, related to entering into the line of credit are included in Miscellaneous Expenses on the Statements of Operations.

As of June 30, 2025, the maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Commitment and Upfront Fees
$25,000,000	$58,337

*	Maximum available commitment prior to renewal on August 27, 2024, for the Fund was $10,000,000.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(e) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. For financial reporting purposes, the Funds do not offset financial instruments’ payables and receivables and related collateral on the Statements of Assets and Liabilities. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(f) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to

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(i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(g) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based

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Notes to Financial Statements	(Cont.)

upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with

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these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying

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Notes to Financial Statements	(Cont.)

referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the

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agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

New Fund	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Senior Loan	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Market Trading	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	—	X	X	X	—	—	—	—	—	—	—	—	—	—

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	—	—	—	—	X	X	X	X	—	—	X	—

High Yield	—	—	—	—	X	—	X	X	—	—	—	X	X	—

Market	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Issuer	—	—	—	—	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	—	—	X	X	X	X

Equity	—	—	—	—	—	—	X	—	—	—	—	—	X	—

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Notes to Financial Statements	(Cont.)

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

Mortgage-Related and Other Asset-Backed Securities	—	—	—	—	X	—	X	X	X	X	—	—	—	—

Foreign (Non-U.S.) Investment	—	—	—	—	X	X	X	X	X	X	—	—	X	—

Emerging Markets	—	—	—	—	X	X	X	X	—	—	—	—	—	—

Sovereign Debt	—	—	—	—	X	X	—	—	—	—	—	—	—	—

Environmental, Social and Governance	—	—	—	—	—	—	—	—	X	—	—	—	—	—

AMT Bonds	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Currency	—	—	—	—	—	—	X	X	X	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Management and Tracking Error	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Indexing	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Management	—	—	—	—	—	—	X	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	—	—	—	—	—	—	—	—	—	—	X	—

California State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

Puerto Rico-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Short Exposure	—	—	—	—	—	—	X	X	X	X	—	—	X	—

Convertible Securities	—	—	—	—	—	—	X	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	X	X	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	X	X	—	—	—	—	—	—

LIBOR Transition	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures Contract	—	—	—	—	—	—	—	—	X	X	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Concentration in Banking Industries	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Contingent Convertible Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Commodity	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Issuer Non-Diversification	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Model	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Oil-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Gold-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

New Fund	X	X	X	X

Senior Loan	—	—	—	—

Market Trading	X	X	X	X

Interest Rate	X	X	X	X

Call	X	X	X	X

Inflation-Indexed Security	—	—	—	—

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Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Credit	X	X	X	X

Collateralized Loan Obligations	X	—	—	—

High Yield	X	X	—	—

Market	X	X	X	X

Municipal Bond	—	—	—	—

Issuer	X	X	—	X

Liquidity	X	X	—	X

Derivatives	X	X	—	X

Equity	X	X	—	—

Mortgage-Related and Other Asset-Backed Securities	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	—	X

Emerging Markets	X	X	—	—

Sovereign Debt	X	—	—	X

Environmental, Social and Governance	—	—	—	—

AMT Bonds	—	—	—	—

Currency	X	X	—	X

Leveraging	X	X	—	X

Management and Tracking Error	—	—	—	—

Indexing	—	—	—	—

Management	X	X	X	X

Asset-Backed Securities	—	—	—	—

California State-Specific	—	—	—	—

New York State-Specific	—	—	—	—

Puerto Rico-Specific	—	—	—	—

Municipal Project-Specific	—	—	—	—

Short Exposure	X	X	—	X

Convertible Securities	—	—	—	—

Tax-Efficient Investing	—	—	—	—

Distribution Rate	—	—	—	—

LIBOR Transition	—	X	—	—

Futures Contract	—	—	—	—

Capital Securities	—	X	—	—

Preferred Securities	—	X	—	—

Concentration in Banking Industries	—	X	—	—

Contingent Convertible Securities	X	X	—	—

Commodity	—	—	—	X

Issuer Non-Diversification	—	—	—	X

Model	—	—	—	X

Tax	—	—	—	X

Subsidiary	—	—	—	X

Oil-Related	—	—	—	X

Gold-Related	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other

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Notes to Financial Statements	(Cont.)

obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Municipal Bond Risk is the risk that by investing in municipal bonds a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

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Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, including preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements	(Cont.)

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund have historically referenced LIBOR. Although LIBOR is no longer published, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures

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contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements, may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate changes, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Oil-Related Risk is the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more

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Notes to Financial Statements	(Cont.)

volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

Gold-Related Risk is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result

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in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory and supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%

PIMCO Active Bond Exchange-Traded Fund(1)	0.55%

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.46%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(2)	0.36%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Multisector Bond Active Exchange-Traded Fund(3)	0.65%

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(3)	0.49%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(4)	0.84%

PIMCO Senior Loan Active Exchange-Traded Fund(5)	0.70%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.14%

PIMCO Commodity Strategy Active Exchange-Traded Fund(4)	0.79%

(1)

PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

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(2)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.12% of the average daily net assets attributable to the Fund.
(3)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.
(4)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.15% of the average daily net assets attributable to the Fund.
(5)	PIMCO has contractually agreed, through October 31, 2025, to reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2025, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive a portion of each Fund’s Management Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Active Bond Exchange-Traded Fund in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.15% of the average daily net assets of the PIMCO Commodity Strategy Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.12% of the average daily net assets of the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Multisector Bond Active Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee by

0.15% of the average daily net assets of the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	181

Notes to Financial Statements	(Cont.)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Senior Loan Active Exchange-Traded Fund.

Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$0	$0	$1	$1

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	203	199	203	605

PIMCO Multisector Bond Active Exchange-Traded Fund	0	289	3,047	3,336

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	56	111	246	413

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	118	134	245	497

PIMCO Senior Loan Active Exchange-Traded Fund	250	343	742	1,335

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	11	9	20

PIMCO Commodity Strategy Active Exchange-Traded Fund	87	339	535	961

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through October 31, 2025, for the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver amounts for the Acquired Fund Fees and Expenses are shown below.

Fund Name	Waived Amount

PIMCO Active Bond Exchange-Traded Fund	$949

PIMCO Multisector Bond Active Exchange-Traded Fund	69

PIMCO Commodity Strategy Active Exchange-Traded Fund	45

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the PIMCO Commodity Strategy Active Exchange-Traded Fund’s management fee in an amount equal to the management fee paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. PIMCO may not seek reimbursement from the PIMCO Commodity Strategy Active Exchange-Traded Fund with respect to the management fees waived. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/ or Reimbursement by PIMCO. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

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10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2025 were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Active Bond Exchange-Traded Fund	$11,431	$0	$0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	82,771	81,359	(4,248)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	16,420	13,517	(855)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	12,900	11,204	(452)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$267,430	$333,471	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	193,242	199,104	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	112,167	128,800	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	188,413	191,837	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	0	835,506	880,762

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	82,130	34,514	158,737	269,833

PIMCO Active Bond Exchange-Traded Fund	31,485,031	30,248,897	1,235,538	462,337

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	2,134,859	2,096,964	406,342	371,698

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	38,203	15,200	72,552	62,883

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,650,495	1,710,033	7,227,342	5,153,803

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	36,825	0	989,470	434,915

PIMCO Multisector Bond Active Exchange - Traded Fund	21,286,446	19,231,678	4,476,880	578,393

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	7,414	0	267,022	107,872

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	75	0	135,846	63,999

PIMCO Senior Loan Active Exchange-Traded Fund	0	0	892,487	530,288

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0	1,100	506,502	210,058

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	57,262	200	265,269	161,775

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Funds. These standard transaction fees are not payable to the Funds, and therefore, generally do not impact the Funds’ financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by a Fund. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Fund’s shareholders’ best interests.

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**
$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

14. INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,217,701	$896,799

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	92,336	151,960

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	146,596	157,635

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	42,305	46,758

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	558,160	322,702

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	291,318	133,255

PIMCO Multisector Bond Active Exchange - Traded Fund	517,756	228,009

PIMCO Ultra Short Government Active Exchange-Traded Fund	332,722	624,544

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. BASIS FOR CONSOLIDATION

The Commodity Subsidiary was incorporated on January 19, 2023, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies, as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and

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to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 24.9% of the Fund’s consolidated net assets.

16. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

17. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

PIMCO Commodity Strategy Active Exchange-Traded Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its subsidiary’s subpart F income, whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be subpart F income. PIMCO Commodity Strategy Active Exchange-Traded Fund’s recognition of its Commodity Subsidiary’s subpart F income will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to PIMCO Commodity Strategy Active Exchange-Traded Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce PIMCO Commodity Strategy Active Exchange-Traded Fund’s tax basis in its Commodity Subsidiary. Subpart F income is generally treated by PIMCO Commodity Strategy Active Exchange-Traded Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by such subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	185

Notes to Financial Statements	(Cont.)

investments, there would likely be a significant adverse impact on PIMCO Commodity Strategy Active Exchange-Traded Fund, including the possibility of failing to qualify as a regulated investment company.

If PIMCO Commodity Strategy Active Exchange-Traded Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by PIMCO Commodity Strategy Active Exchange-Traded Fund or result in the inability of PIMCO Commodity Strategy Active Exchange-Traded Fund to operate as described in the Fund’s prospectus.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$18,143	$0	$(390,306)	$0	$(306,576)	$0	$0	$(678,739)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	1,588	0	(1,408)	0	(45,711)	0	0	(45,531)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	3,080	0	(261,187)	0	(108,426)	0	0	(366,533)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	492	0	(2,465)	0	(32,051)	0	0	(34,024)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	9,540	0	(8,976)	(4)	(241,630)	0	0	(241,070)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	5,114	0	(16,668)	(1)	(42,137)	0	0	(53,692)

PIMCO Active Bond Exchange-Traded Fund	0	12,571	0	13,793	(11)	(636,572)	0	0	(610,219)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	536	0	(4,250)	(5)	(73,799)	0	0	(77,518)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	0	0	125	0	(2,954)	0	(110)	(2,939)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	26,246	0	(6,555)	0	(244,068)	0	0	(224,377)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	6,927	0	0	(2,185)	0	(49,850)	0	0	(45,108)

PIMCO Multisector Bond Active Exchange-Traded Fund	0	16,689	0	97,933	0	(7,292)	0	0	107,330

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	1,199	0	0	(2,482)	0	(7,783)	0	0	(9,066)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	657	0	5,432	0	(1,153)	0	0	4,936

PIMCO Senior Loan Active Exchange-Traded Fund	0	8,757	0	383	0	(10,556)	0	0	(1,416)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	2,397	0	0	4,105	0	(14,068)	0	0	(7,566)

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	2,833	0	(28)	0	0	0	0	2,805

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	1,855	0	14,658	0	(2)	0	0	16,511

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

186	PIMCO ETF TRUST

June 30, 2025

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, Controlled Foreign Corporation (CFC) transactions, and other debt adjustments.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through June 30, 2025 and Ordinary losses realized during the period January 1, 2025 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$56,534	$250,042

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,752	35,959

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	19,352	89,074

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	22,664	9,387

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	48,613	193,017

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	13,041	29,096

PIMCO Active Bond Exchange-Traded Fund	420,699	215,873

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	52,111	21,688

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	1,157	1,797

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	64,949	179,119

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	29,613	20,237

PIMCO Multisector Bond Active Exchange-Traded Fund	7,292	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	6,580	1,203

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,153	0

PIMCO Senior Loan Active Exchange-Traded Fund	9,701	855

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	6,256	7,812

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	2	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,912,842	$0	$(390,306)	$(390,306)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	450,989	3,228	(4,636)	(1,408)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	932,495	0	(261,186)	(261,186)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	96,869	535	(3,000)	(2,465)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,554,151	31,911	(40,886)	(8,975)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,324,353	17,086	(33,753)	(16,667)

PIMCO Active Bond Exchange-Traded Fund	6,214,339	127,443	(113,742)	13,701

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,042,690	12,329	(16,584)	(4,255)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	242,055	887	(772)	115

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	13,467,952	18,603	(25,158)	(6,555)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	2,018,826	18,284	(20,470)	(2,186)

PIMCO Multisector Bond Active Exchange-Traded Fund	8,516,320	142,311	(44,343)	97,968

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	324,278	2,657	(5,139)	(2,482)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	187,171	7,017	(1,587)	5,430

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	187

Notes to Financial Statements	(Cont.)	June 30, 2025

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Senior Loan Active Exchange-Traded Fund	$781,460	$4,009	$(3,627)	$382

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	907,526	6,330	(2,226)	4,104

PIMCO Ultra Short Government Active Exchange-Traded Fund	821,880	23	(50)	(27)

PIMCO Commodity Strategy Active Exchange-Traded Fund	324,081	35,449	(20,843)	14,606

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, Controlled Foreign Corporation (CFC) transactions, and other debt adjustments.

For the fiscal years ended June 30, 2025 and June 30, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2025				June 30, 2024

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$65,875	$0	$0	$0	$41,421	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	10,843	0	0	0	13,367	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	24,079	0	0	0	30,656	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	4,236	0	0	0	5,707	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	99,608	0	0	0	84,984	0	0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	60,652	0	0	0	43,066	0	0

PIMCO Active Bond Exchange-Traded Fund	0	257,343	0	0	0	176,461	0	0

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	40,523	0	0	0	42,143	0	2,039

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	8,234	0	0	0	8,508	0	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	620,798	0	0	0	549,101	0	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	52,946	5,717	0	0	35,326	6,295	0	0

PIMCO Multisector Bond Active Exchange-Traded Fund	0	169,205	0	0	0	18,406	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	7,901	832	0	0	3,467	775	0	0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	9,265	0	0	0	5,098	0	0

PIMCO Senior Loan Active Exchange-Traded Fund	0	50,699	0	0	0	21,266	0	0

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	17,819	1,506	0	0	14,269	2,420	0	0

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	25,933	0	0	0	6,945	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	27,179	0	0	0	7,460	139	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

18. SUBSEQUENT EVENTS

Effective September 2, 2025, the management fee for the PIMCO Active Bond Exchange-Traded Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.10% to 0.45%.

188	PIMCO ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO ETF Trust and Shareholders of PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eighteen of the funds constituting PIMCO ETF Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Multisector Bond Active Exchange-Traded Fund

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Ultra Short Government Active Exchange-Traded Fund

PIMCO Commodity Strategy Active Exchange-Traded Fund*

*	The financial statements for PIMCO Commodity Strategy Active Exchange-Traded Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	189

Report of Independent Registered Public Accounting Firm	(Cont.)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2025

We have served as the auditor of one or more investment companies in PIMCO ETF Trust since 2009.

190	PIMCO ETF TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BMO	BMO Capital Markets Corporation	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:

NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Brent	Brent Crude	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	JIBA3M	3 Month JIBAR rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BAM	Build America Mutual Assurance

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BABs	Build America Bonds	JSC	Joint Stock Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WTI	West Texas Intermediate

CMBS	Collateralized Mortgage-Backed Security

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	191

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.7800	$0.0000	$0.0000	$0.7800

June 2025	$0.7900	$0.0000	$0.0000	$0.7900

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

February 2025	$0.0200	$0.0000	$0.0000	$0.0200

March 2025	$0.3500	$0.0000	$0.0000	$0.3500

April 2025	$0.2600	$0.0000	$0.0000	$0.2600

May 2025	$0.1500	$0.0000	$0.0000	$0.1500

June 2025	$0.1800	$0.0000	$0.0000	$0.1800

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

February 2025	$0.0300	$0.0000	$0.0000	$0.0300

March 2025	$0.4500	$0.0000	$0.0000	$0.4500

April 2025	$0.3300	$0.0000	$0.0000	$0.3300

May 2025	$0.1900	$0.0000	$0.0000	$0.1900

June 2025	$0.2300	$0.0000	$0.0000	$0.2300

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0400	$0.0000	$0.0000	$0.0400

February 2025	$0.0800	$0.0000	$0.0000	$0.0800

March 2025	$0.4200	$0.0000	$0.0000	$0.4200

April 2025	$0.3300	$0.0000	$0.0000	$0.3300

May 2025	$0.1900	$0.0000	$0.0000	$0.1900

June 2025	$0.2300	$0.0000	$0.0000	$0.2300

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.6000	$0.0000	$0.0000	$0.6000

February 2025	$0.5200	$0.0000	$0.0000	$0.5200

March 2025	$0.5500	$0.0000	$0.0000	$0.5500

April 2025	$0.5800	$0.0000	$0.0000	$0.5800

May 2025	$0.5700	$0.0000	$0.0000	$0.5700

June 2025	$0.4900	$0.0000	$0.0000	$0.4900

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.3900	$0.0000	$0.0000	$0.3900

February 2025	$0.3300	$0.0000	$0.0000	$0.3300

March 2025	$0.4100	$0.0000	$0.0000	$0.4100

April 2025	$0.3900	$0.0000	$0.0000	$0.3900

May 2025	$0.4000	$0.0000	$0.0000	$0.4000

June 2025	$0.3900	$0.0000	$0.0000	$0.3900

192	PIMCO ETF TRUST

(Unaudited)

PIMCO Active Bond Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.3900	$0.0000	$0.0000	$0.3900

February 2025	$0.3800	$0.0000	$0.0000	$0.3800

March 2025	$0.3800	$0.0000	$0.0000	$0.3800

April 2025	$0.4000	$0.0000	$0.0000	$0.4000

May 2025	$0.4000	$0.0000	$0.0000	$0.4000

June 2025	$0.3900	$0.0000	$0.0000	$0.3900

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.3700	$0.0000	$0.0000	$0.3700

February 2025	$0.3800	$0.0000	$0.0000	$0.3800

March 2025	$0.3562	$0.0000	$0.0038	$0.3600

April 2025	$0.3700	$0.0000	$0.0000	$0.3700

May 2025	$0.3676	$0.0000	$0.0024	$0.3700

June 2025	$0.3513	$0.0000	$0.0087	$0.3600

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.4200	$0.0000	$0.0000	$0.4200

February 2025	$0.4000	$0.0000	$0.0000	$0.4000

March 2025	$0.3900	$0.0000	$0.0000	$0.3900

April 2025	$0.3800	$0.0000	$0.0000	$0.3800

May 2025	$0.3800	$0.0000	$0.0000	$0.3800

June 2025	$0.3800	$0.0000	$0.0000	$0.3800

PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.4200	$0.0000	$0.0000	$0.4200

February 2025	$0.4000	$0.0000	$0.0000	$0.4000

March 2025	$0.4000	$0.0000	$0.0000	$0.4000

April 2025	$0.4000	$0.0000	$0.0000	$0.4000

May 2025	$0.4000	$0.0000	$0.0000	$0.4000

June 2025	$0.3800	$0.0000	$0.0000	$0.3800

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.1400	$0.0000	$0.0000	$0.1400

February 2025	$0.1400	$0.0000	$0.0000	$0.1400

March 2025	$0.1300	$0.0000	$0.0000	$0.1300

April 2025	$0.1400	$0.0000	$0.0000	$0.1400

May 2025	$0.1500	$0.0000	$0.0000	$0.1500

June 2025	$0.1400	$0.0000	$0.0000	$0.1400

PIMCO Multisector Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.1160	$0.0000	$0.0040	$0.1200

February 2025	$0.1100	$0.0000	$0.0000	$0.1100

March 2025	$0.1200	$0.0000	$0.0000	$0.1200

April 2025	$0.1269	$0.0000	$0.0031	$0.1300

May 2025	$0.1300	$0.0000	$0.0000	$0.1300

June 2025	$0.1280	$0.0000	$0.0020	$0.1300

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	193

Distribution Information	(Cont.)	(Unaudited)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.1300	$0.0000	$0.0000	$0.1300

February 2025	$0.1300	$0.0000	$0.0000	$0.1300

March 2025	$0.1300	$0.0000	$0.0000	$0.1300

April 2025	$0.1300	$0.0000	$0.0000	$0.1300

May 2025	$0.1400	$0.0000	$0.0000	$0.1400

June 2025	$0.1500	$0.0000	$0.0000	$0.1500

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.2500	$0.0000	$0.0000	$0.2500

February 2025	$0.2400	$0.0000	$0.0000	$0.2400

March 2025	$0.2400	$0.0000	$0.0000	$0.2400

April 2025	$0.2400	$0.0000	$0.0000	$0.2400

May 2025	$0.2400	$0.0000	$0.0000	$0.2400

June 2025	$0.2400	$0.0000	$0.0000	$0.2400

PIMCO Senior Loan Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.2900	$0.0000	$0.0000	$0.2900

February 2025	$0.2000	$0.0000	$0.0000	$0.2000

March 2025	$0.1800	$0.0000	$0.0000	$0.1800

April 2025	$0.2300	$0.0000	$0.0000	$0.2300

May 2025	$0.2800	$0.0000	$0.0000	$0.2800

June 2025	$0.2600	$0.0000	$0.0000	$0.2600

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.1100	$0.0000	$0.0000	$0.1100

February 2025	$0.1200	$0.0000	$0.0000	$0.1200

March 2025	$0.1100	$0.0000	$0.0000	$0.1100

April 2025	$0.1100	$0.0000	$0.0000	$0.1100

May 2025	$0.1200	$0.0000	$0.0000	$0.1200

June 2025	$0.1100	$0.0000	$0.0000	$0.1100

PIMCO Ultra Short Government Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.3300	$0.0000	$0.0000	$0.3300

February 2025	$0.3000	$0.0000	$0.0000	$0.3000

March 2025	$0.3500	$0.0000	$0.0000	$0.3500

April 2025	$0.3200	$0.0000	$0.0000	$0.3200

May 2025	$0.3800	$0.0000	$0.0000	$0.3800

June 2025	$0.3600	$0.0000	$0.0000	$0.3600

PIMCO Commodity Strategy Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.2000	$0.0000	$0.0000	$0.2000

June 2025	$0.2100	$0.0000	$0.0000	$0.2100

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

194	PIMCO ETF TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.00%	0.00%	$65,875	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	10,843	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	24,079	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	4,236	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	99,608	0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	55,193	0

PIMCO Active Bond Exchange-Traded Fund	0.00%	0.00%	252,196	0

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.00%	0.00%	35,255	0

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0.00%	0.00%	7,081	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.00%	0.00%	521,471	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	58,663	0

PIMCO Multisector Bond Active Exchange-Traded Fund	0.00%	0.00%	169,205	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	0.00%	0.00%	8,733	0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	34.05%	81.67%	6,115	0

PIMCO Senior Loan Active Exchange-Traded Fund	0.00%	0.00%	50,699	0

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	19,325	0

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.00%	0.00%	25,933	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0.00%	0.00%	27,179	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	195

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

196	PIMCO ETF TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	251,693,737.14	2,802,283.62

Kimberley G. Stafford†	252,523,279.45	1,972,741.32

Michael J. Berchtold	252,445,790.18	2,050,230.58

Jennifer Holden Dunbar	251,834,449.16	2,661,571.62

Kym M. Hubbard	251,828,692.16	2,667,328.62

Gary F. Kennedy	238,772,076.14	15,723,944.62

Anne K. Kratky	252,473,909.16	2,022,111.62

Steven Lipiner	252,468,099.48	2,027,921.27

Peter B. McCarthy	251,726,552.10	2,769,468.66

Ronald C. Parker	250,960,717.96	3,535,302.80

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	197

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Not applicable.

198	PIMCO ETF TRUST

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETFFSTMAR_063025

PIMCO ETF Trust

Annual

Financial and Other Information

June 30, 2025

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PMBS | Nasdaq

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust’s prospectuses. The Shareholder Reports for the other series of the PIMCO ETF Trust are printed separately.

Important Information About the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the “Fund”). The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to track the performance of a specified index. Shares of the Fund are listed and traded at market prices on the Nasdaq Stock Exchange (“Nasdaq”), a national securities exchange, and other securities markets. The market price of the Fund’s shares may be different from the Fund’s net asset value (“NAV”). The Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Fund at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for the Fund’s shares.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

2	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which they invest. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception date of the Fund along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception		Diversification Status
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	09/20/24	*	Diversified

*

The PIMCO Mortgage-Backed Securities Fund (the “Acquired Fund”), a series of PIMCO Funds, was reorganized and merged into the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund upon close of business on September 20, 2024. Information prior to that date relates to the Acquired Fund’s Institutional Class shares.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither the Fund’s prospectus nor the Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on Nasdaq, the Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to the Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

Fund’s holdings. The Fund’s fact sheet provides additional information regarding the Fund and may be requested by calling (888)-400-4ETF and is available on the Fund’s website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Fund’s website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

04/01/2025 - 06/30/2025(f)	$49.06	$0.60	$(0.04)	$0.56	$(0.58)	$0.00	$0.00	$(0.58	)(g)

03/31/2025(e)	48.51	2.26	0.77	3.03	(2.48)	0.00	0.00	(2.48)

03/31/2024(e)	49.81	1.63	(0.17)	1.46	(2.76)	0.00	0.00	(2.76)

03/31/2023(e)	56.51	1.41	(5.18)	(3.77)	(2.87)	0.00	(0.06)	(2.93)

03/31/2022(e)	60.34	1.07	(3.38)	(2.31)	(1.52)	0.00	0.00	(1.52)

03/31/2021(e)	59.39	1.24	1.34	2.58	(1.63)	0.00	0.00	(1.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. Performance and financial history of the Acquired Fund’s Institutional Class Shares have been adopted by PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund and will be used going forward. As a result, the information prior to close of business on September 20, 2024 reflects that of the Acquired Fund‘s Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied to per share values of the Acquired Fund’s Institutional Class shares. See Note 1, Organization, in the Notes to Financial Statements for more information.

(f)	Fiscal year end of the Fund changed from March 31st to June 30th.
(g)

Total distributions for the period ended June 30, 2025 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2025.

6	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$49.04	1.16%	$542,638	0.71	%*	0.71	%*	0.40	%*	0.40	%*	4.94	%*	257%

49.06	6.46	501,638	0.90		0.90		0.42		0.42		4.66		1,363

48.51	3.10	79,153	1.27		1.27		0.50		0.50		3.44		1,143

49.81	(6.68)	130,619	1.11		1.11		0.50		0.50		2.75		961

56.51	(3.93)	144,523	0.50		0.50		0.50		0.50		1.80		887

60.34	4.36	128,747	0.52		0.52		0.50		0.50		2.02		909

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statement of Assets and Liabilities	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$997,883
Financial Derivative Instruments
Exchange-traded or centrally cleared	4
Over the counter	3,058
Deposits with counterparty	3,040
Receivable for investments sold	30
Receivable for TBA investments sold	817,095
Receivable for Fund shares sold	8,827
Interest and/or dividends receivable	2,396
Total Assets	1,832,333

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$91,663
Payable for short sales	150,892
Financial Derivative Instruments
Exchange-traded or centrally cleared	188
Over the counter	580
Payable for investments purchased	13,580
Payable for investments purchased on a delayed-delivery basis	2,811
Payable for TBA investments purchased	1,024,906
Deposits from counterparty	4,911
Accrued management fees	164
Total Liabilities	1,289,695

Commitments and Contingent Liabilities^

Net Assets	$542,638

Net Assets Consist of:

Paid in capital	581,463
Distributable earnings (accumulated loss)	(38,825)

Net Assets	$542,638

Shares Issued and Outstanding	11,066

Net Asset Value Per Share Outstanding(a):	$49.04

Cost of investments in securities	$995,295
Proceeds received on short sales	$149,841
Cost or premiums of financial derivative instruments, net	$5,090

* Includes repurchase agreements of:	$8,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

8	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

Statements of Operations	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

(Amounts in thousands†)	Period from April 1,2025 to June 30, 2025(a)	Year Ended March 31, 2025(b)

Investment Income:

Interest	$7,188	$10,785
Dividends	10	36
Total Income	7,198	10,821

Expenses:

Management fees	509	866
Distribution and/or servicing fees - Class A	N/A	10
Distribution and/or servicing fees - Class C	N/A	1
Trustee fees	1	2
Interest expense	391	1,275
Total Expenses	901	2,154
Waiver and/or Reimbursement by PIMCO	0	(0)
Net Expenses	901	2,154

Net Investment Income (Loss)	6,297	8,667

Net Realized Gain (Loss):

Investments in securities	(3,551)	(3,559)
Exchange-traded or centrally cleared financial derivative instruments	58	3,084
Over the counter financial derivative instruments	741	413
Short sales	0	(103)

Net Realized Gain (Loss)	(2,752)	(165)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	2,631	11,128
Exchange-traded or centrally cleared financial derivative instruments	(217)	(4,553)
Over the counter financial derivative instruments	(258)	145
Short sales	0	32

Net Change in Unrealized Appreciation (Depreciation)	2,156	6,752

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,701	$15,254

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end of the Fund changed from March 31st to June 30th.
(b)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. All class level information disclosed above reflects information prior to close of business on September 20, 2024 of the Acquired Fund. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1, Organization, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

(Amounts in thousands†)	Period from April 1, 2025 to June 30, 2025(a)	Year Ended March 31, 2025(b)		Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,297	$8,667		$4,725
Net realized gain (loss)	(2,752)	(165)		477
Net change in unrealized appreciation (depreciation)	2,156	6,752		(786)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,701	15,254		4,416

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(6,067)	(5,048)		N/A
Institutional Class	N/A	(2,187)		(5,489)
I-2	N/A	(1,111)		(1,187)
I-3	N/A	(14)		(19)
Class A	N/A	(617)		(1,232)
Class C	N/A	(18)		(32)

Total Distributions(c)	(6,067)	(8,995)		(7,959)

Fund Share Transactions:

Receipts for shares sold	54,921	437,045		66,415
Issued as reinvestment of distributions	0	3,884		7,661
Cost of shares redeemed	(13,555)	(87,798)		(96,883)

Net increase (decrease) resulting from Fund share transactions	41,366	353,131		(22,807)

Total Increase (Decrease) in Net Assets	41,000	359,390		(26,350)

Net Assets:

Beginning of year	501,638	142,248		168,598
End of year	$542,638	$501,638		$142,248

Shares of Beneficial Interest:

Shares sold	1,120	10,977	(d)	1,368	(d)
Issued as reinvestment of distributions	0	81	(d)	158	(d)
Shares redeemed	(280)	(1,799	)(d)	(1,978	)(d)
Net increase (decrease) in shares outstanding	840	9,259	(d)	(452	)(d)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end of the Fund changed from March 31st to June 30th.
(b)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. All class level information disclosed above reflects information prior to close of business on September 20, 2024 of the Acquired Fund. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1, Organization, in the Notes to Financial Statements for more information.

(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)	A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied. See Note 1, Organization, in the Notes to Financial Statements for more information.

10	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.9%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd.
5.417% (US0003M + 0.860%) due 07/03/2033 ~	$82	$83

Total Corporate Bonds & Notes (Cost $70)		83

U.S. GOVERNMENT AGENCIES 176.8%

Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	728	500
0.200% due 02/25/2043 •(a)	105	1
1.180% due 06/25/2044 •(a)	181	18
1.580% due 07/25/2044 ~(a)	39	2
1.580% due 11/25/2049 •(a)	66	9
1.646% due 07/25/2052 ~(a)	40	2
1.664% due 10/25/2046 ~(a)	12	1
1.880% due 07/25/2044 ~(a)	36	2
1.887% due 09/25/2045 ~(a)	25	1
2.000% due 08/25/2042	513	442
2.000% due 04/25/2052 (a)	11,295	1,457
2.011% due 08/25/2044 ~(a)	26	2
2.026% due 04/25/2055 ~(a)	64	3
2.053% due 07/25/2045 ~(a)	142	8
2.067% due 01/25/2045 ~(a)	24	1
2.081% due 03/25/2045 ~(a)	85	5
2.086% due 08/25/2054 ~(a)	57	3
2.165% due 11/25/2035 •(a)	265	19
2.301% due 08/25/2055 ~(a)	41	2
2.349% due 01/25/2031 ~(a)	1,700	99
2.500% due 07/01/2046 - 12/01/2046	206	175
2.500% due 02/25/2051 (a)	552	93
2.944% due 07/25/2039	116	106
3.000% due 07/25/2045 - 02/01/2057	669	570
3.000% due 04/25/2046 (a)	99	11
3.500% due 03/25/2044 - 01/01/2057	356	342
3.500% due 04/25/2046 (a)	27	2
3.575% due 02/01/2026	500	496
3.800% due 10/01/2029	735	725
4.000% due 06/01/2033 - 11/25/2045	735	645
4.005% due 06/01/2030	10,105	9,998
4.140% due 04/01/2028	156	156
4.160% due 10/01/2032	610	598
4.190% due 07/01/2030	1,920	1,909
4.280% due 02/01/2030	555	558
4.282% due 08/25/2050 •	102	99
4.350% due 12/01/2029	705	712
4.385% due 04/01/2033	166	165
4.490% due 04/01/2033	200	200
4.496% due 12/25/2036 •	263	259
4.500% due 08/01/2032 «	4,500	4,463
4.500% due 09/01/2033 - 04/01/2059	855	824
4.556% due 03/25/2034 •	18	18
4.586% due 08/25/2034 •	1	1
4.590% due 06/01/2033	335	337
4.676% due 06/25/2033 •	7	7
4.680% due 06/01/2030	1,480	1,498
4.700% due 04/01/2033 - 05/01/2035	513	514
4.720% due 03/01/2030	4,707	4,781
4.720% due 12/25/2048 •	294	290
4.728% due 06/25/2032 •	25	25
4.740% due 04/01/2030	1,200	1,211
4.770% due 12/01/2029	90	91
4.820% due 03/25/2049 •	195	193
4.860% due 12/01/2027 - 05/01/2035	1,109	1,126
4.870% due 05/01/2035	200	203
4.870% due 07/25/2036 •	144	144
4.920% due 03/25/2032 •	30	30
4.970% due 05/01/2035	4,798	4,896

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.980% due 05/01/2035	$3,900	$3,989
5.050% due 03/01/2030 (h)	14,677	15,123
5.080% due 04/25/2037 •	189	185
5.106% due 11/25/2032 •	7	7
5.140% due 02/01/2035	3,500	3,611
5.160% due 03/01/2030 (h)	10,377	10,713
5.180% due 05/01/2035	1,993	2,063
5.200% due 11/01/2030 - 05/01/2035	3,207	3,321
5.210% due 05/01/2035	1,099	1,138
5.230% due 05/01/2033 - 05/01/2035	2,815	2,924
5.420% due 04/25/2032 •	18	19
5.555% due 05/25/2054 •	9,583	9,574
5.565% due 09/25/2054 •	6,680	6,675
5.655% due 01/25/2055 •	1,203	1,208
5.675% due 02/01/2036 •	87	88
5.697% due 08/01/2042 - 10/01/2044 •	204	206
5.705% due 12/25/2054 - 02/25/2055 •	44,461	44,670
5.755% due 06/25/2054 •	1,031	1,037
5.810% due 06/01/2031	1,700	1,764
5.890% due 08/01/2027 •	4	4
6.140% due 11/01/2035 •	10	10
6.175% due 05/01/2035 •	21	22
6.180% due 03/01/2035 •	3	3
6.210% due 01/01/2035 •	19	19
6.264% due 02/01/2035 •	3	3
6.270% due 01/01/2035 •	7	8
6.305% due 02/01/2035 •	10	11
6.319% due 01/01/2035 •	4	4
6.340% due 03/01/2035 •	2	2
6.345% due 01/01/2035 - 09/01/2041 •	28	29
6.364% due 01/01/2035 •	12	12
6.374% due 04/01/2033 •	6	6
6.405% due 11/01/2035 •	6	7
6.410% due 03/01/2035 •	1	1
6.420% due 12/01/2034 •	3	3
6.500% due 01/25/2032	9	10
6.500% due 04/25/2038 (a)	10	2
6.534% due 02/01/2035 •	4	4
6.540% due 10/01/2035 •	4	4
6.569% due 02/01/2035 •	5	6
6.588% due 02/01/2035 •	5	5
6.634% due 07/01/2035 •	3	3
6.635% due 10/01/2028 •	1	1
6.665% due 02/01/2042 •	15	15
6.667% due 02/01/2035 •	3	3
6.674% due 11/01/2034 •	2	2
6.675% due 04/01/2035 •	11	12
6.679% due 01/01/2036 •	49	51
6.719% due 11/01/2048 •	95	98
6.726% due 05/01/2035 •	13	13
6.736% due 05/01/2035 •	21	22
6.782% due 05/25/2035 ~	20	20
6.833% due 10/01/2035 •	1	1
6.880% due 10/01/2032 •	73	73
6.925% due 09/01/2034 •	19	19
6.936% due 07/01/2035 •	6	6
7.007% due 10/01/2037 •	204	211
7.018% due 05/01/2038 •	140	145
7.088% due 07/01/2035 •	13	13
7.487% due 09/01/2035 •	10	10
8.000% due 07/25/2034	159	171

Freddie Mac
0.000% due 05/15/2041 •	199	190
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	863	559
0.286% due 11/15/2040 •	113	88
0.461% due 05/15/2035 •	97	96
1.641% due 10/15/2037 ~(a)	10	1
1.774% due 05/15/2037 ~(a)	9	1
1.782% due 01/15/2043 •(a)	848	101
1.926% due 10/15/2037 ~(a)	6	0
2.000% due 11/25/2050 (a)	387	53
2.003% due 03/15/2037 ~(a)	11	1
2.137% due 11/15/2036 ~(a)	29	2
2.192% due 08/15/2041 ~(a)	9	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.200% due 11/15/2038 ~(a)	$30	$2
2.206% due 02/15/2038 ~(a)	18	1
2.270% due 10/15/2041 ~(a)	23	1
2.290% due 06/15/2038 ~(a)	24	1
2.500% due 01/15/2045 - 09/01/2046	276	243
2.500% due 10/15/2052 (a)	3,135	486
2.591% due 08/15/2036 ~(a)	15	1
2.862% due 07/25/2054 ~	3,300	3,096
3.000% due 10/01/2026 - 12/25/2046	1,728	1,569
3.050% due 03/01/2032	221	203
3.500% due 01/15/2043 - 08/15/2045 (a)	353	56
3.500% due 12/25/2046 - 12/01/2048	295	263
4.000% due 03/15/2042 - 04/01/2048	1,478	1,380
4.000% due 09/15/2045 - 04/15/2046 (a)	731	108
4.228% due 10/25/2034 ~	800	787
4.400% due 06/01/2030	82	82
4.500% due 04/01/2039 - 04/01/2044	240	238
4.668% due 05/15/2035 •	13	13
4.814% due 10/15/2037 - 04/15/2038 •	225	222
4.868% due 12/15/2031 •	17	17
4.918% due 09/15/2030 - 06/15/2042 •	146	145
5.000% due 09/01/2033 - 03/01/2049	928	937
5.305% due 02/25/2055 •	935	938
5.405% due 07/25/2054 •	10,104	10,096
5.500% due 11/01/2030 - 09/01/2039	599	609
5.500% due 10/15/2035 (a)	44	5
5.505% due 10/25/2054 •	9,349	9,378
5.599% due 02/25/2045 •	60	58
5.605% due 11/25/2054 - 12/25/2054 •	10,195	10,128
5.705% due 02/25/2055 •	2,068	2,078
6.000% due 08/01/2026 - 11/01/2054	2,025	2,050
6.430% due 01/01/2034 •	2	2
6.500% due 05/15/2028 - 03/15/2029	164	166
6.500% due 02/01/2035 - 04/01/2035 •	13	14
6.520% due 02/01/2035 - 09/01/2035 •	37	37
6.602% due 01/01/2035 •	3	3
6.677% due 11/01/2031 •	4	4
6.775% due 03/01/2035 •	1	1
6.779% due 06/01/2035 •	7	7
6.787% due 10/01/2039 •	137	142
7.000% due 05/15/2037	351	378
7.032% due 02/01/2035 •	3	3
7.181% due 08/01/2036 •	4	4
7.212% due 11/01/2036 •	57	59
7.342% due 09/01/2034 •	61	63

Ginnie Mae
0.000% due 12/20/2036 (b)(e)	81	67
0.000% due 08/20/2045 - 09/20/2045 •	223	162
0.086% due 06/20/2042 ~(a)	48	3
0.092% due 11/20/2045 ~(a)	55	2
0.136% due 06/20/2042 ~(a)	44	2
0.137% due 09/20/2045 ~(a)	66	3
0.143% due 12/20/2045 ~(a)	50	2
0.208% due 06/20/2043 ~(a)	46	2
2.000% due 03/20/2043	58	47
3.000% due 02/15/2043 - 11/20/2067	3,827	3,413
3.500% due 02/15/2042 - 12/20/2054	11,455	10,464
3.500% due 08/20/2042 (a)	194	21
4.000% due 03/15/2045 - 10/20/2050	5,437	5,096
4.000% due 06/20/2045 (a)	285	56

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.070% due 01/15/2050	$1,102	$978
4.500% due 07/15/2039 - 07/15/2049	2,154	2,092
4.602% due 11/20/2067 •	252	251
4.746% due 05/20/2068 •	484	484
4.796% due 02/20/2068 •	4	4
4.866% due 06/20/2070 •	246	243
4.876% due 05/20/2065 •	4	4
4.926% due 03/20/2061 •	6	6
4.952% due 02/20/2074 •	724	723
4.972% due 04/20/2072 •	676	670
5.000% due 11/20/2034 - 12/20/2048	700	705
5.086% due 01/20/2065 •	20	20
5.092% due 04/20/2074 •	482	482
5.096% due 09/20/2069 •	218	217
5.099% due 01/20/2068 •	1,206	1,215
5.126% due 11/20/2065 •	240	240
5.163% due 10/20/2067 •	1,021	1,029
5.166% due 09/20/2063 •	35	35
5.196% due 09/20/2065 •	456	457
5.202% due 08/20/2054 - 07/20/2074 •	2,086	2,087
5.246% due 01/20/2066 - 09/20/2066 •	145	145
5.302% due 12/20/2073 •	1,440	1,446
5.322% due 12/20/2072 •	405	410
5.352% due 08/20/2053 •	418	419
5.446% due 04/20/2063 - 03/20/2066 •	961	968
5.452% due 12/20/2070 •	221	223
5.496% due 07/20/2070 - 08/20/2070 •	2,418	2,444
5.500% due 09/15/2033 - 12/15/2039	94	97
5.596% due 03/20/2066 •	49	49
5.696% due 10/20/2070 •	628	639
5.722% due 02/20/2073 •	1,043	1,060
5.746% due 09/20/2063 •	25	25
6.000% due 05/20/2042	20	21
6.500% due 03/15/2026 - 04/20/2055	307	318

Ginnie Mae, TBA
2.000% due 08/01/2055	27,800	22,646
2.500% due 08/01/2055	29,100	24,728
3.000% due 07/01/2055 - 08/01/2055	46,500	41,126
3.500% due 07/01/2055	21,490	19,540
4.000% due 08/01/2055	23,700	22,035
4.500% due 07/01/2055	12,500	11,967
5.000% due 08/01/2055	12,400	12,175
5.500% due 07/01/2055	6,700	6,711
6.000% due 07/01/2055 - 08/01/2055	5,100	5,172
6.500% due 08/01/2055 - 09/01/2055	14,000	14,336

Uniform Mortgage-Backed Security
2.500% due 06/01/2028 - 12/01/2032	450	434
3.000% due 10/01/2026 - 07/01/2050	4,782	4,423
3.500% due 12/01/2033 - 05/01/2048	7,849	7,380
4.000% due 07/01/2033 - 08/01/2051	10,175	9,845
4.500% due 07/01/2039 - 12/01/2054	14,581	14,159
5.000% due 09/01/2049 - 03/01/2055	68,529	67,530
5.500% due 09/01/2034 - 02/01/2055	56,615	56,799
5.500% due 09/01/2054 - 03/01/2055 (h)	50,420	50,655
6.000% due 10/01/2032 - 04/01/2055	66,056	67,960
6.000% due 10/01/2054 (h)	21,971	22,359
6.500% due 11/01/2028 - 04/01/2055	55,679	57,642
7.000% due 06/01/2035	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2040 - 07/01/2055	$37,435	$30,271
2.500% due 07/01/2040 - 08/01/2055	33,100	27,569
3.000% due 07/01/2040 - 07/01/2055	39,300	35,300
3.500% due 07/01/2040 - 08/01/2055	6,800	6,194
4.000% due 07/01/2040 - 07/01/2055	3,100	2,888
4.500% due 07/01/2040 - 08/01/2055	45,300	43,448
5.000% due 07/01/2040	5,200	5,238
5.500% due 07/01/2040	5,200	5,295
6.000% due 08/01/2055	22,200	22,540
7.000% due 08/01/2055 - 09/01/2055	3,900	4,090

Total U.S. Government Agencies (Cost $955,460)		959,596

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

3138GI9F7FN DUS POOL CLEVELAND
5.280% due 07/01/2030	937	972

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	390	392

Banc of America Funding Trust
5.012% due 05/20/2035 •	18	17
5.078% due 01/20/2047 ~	83	72

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~	1	1

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.714% due 01/25/2035 •	2	2

Citigroup Mortgage Loan Trust
5.234% due 08/25/2035 •	52	51
6.500% due 06/25/2054 ~	151	154

COMM Mortgage Trust
5.726% due 12/15/2038 •	1,439	1,421

Countrywide Alternative Loan Trust
4.832% due 07/20/2046 •	30	26
4.854% due 05/25/2035 •	136	130
4.934% due 09/25/2046 •	407	329
4.934% due 10/25/2046 •	32	24
5.114% due 10/25/2046 •	243	180

Countrywide Home Loan Mortgage Pass-Through Trust
3.655% due 04/25/2035 ~	208	164
5.014% due 04/25/2035 •	20	19
5.114% due 03/25/2036 •	1	0
5.134% due 02/25/2036 •	1	0
5.354% due 09/25/2034 •	36	31
6.305% due 06/19/2031 ~	13	13

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	141	115

GreenPoint Mortgage Funding Trust
4.834% due 10/25/2046 •	112	102
4.834% due 12/25/2046 •	144	141
4.974% due 04/25/2036 •	37	33
5.114% due 10/25/2046 •	339	262

GS Mortgage Securities Corp. Trust
5.509% due 07/15/2031 •	1,100	858

GSR Mortgage Loan Trust
4.954% due 08/25/2046 •	173	38

HarborView Mortgage Loan Trust
4.912% due 03/19/2036 •	17	16

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	586	574

IndyMac INDX Mortgage Loan Trust
4.834% due 06/25/2046 •	44	39
4.834% due 11/25/2046 •	101	96

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	714	610
4.972% due 08/25/2051 •	1,844	1,711
5.334% due 11/25/2049 •	42	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	$376	$346
4.250% due 09/29/2046 «	698	640

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	427	408

MASTR Alternative Loan Trust
4.834% due 03/25/2036 •	958	90

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •	8	8

MFA Trust
1.381% due 04/25/2065 ~	93	90

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	333	319
5.000% due 09/25/2051 •	737	690

OBX Trust
3.000% due 01/25/2052 ~	330	281

Residential Accredit Loans, Inc. Trust
4.108% due 08/25/2035 ~	146	51
4.834% due 12/25/2046 •	82	72
4.894% due 05/25/2037 •	17	14
4.974% due 05/25/2046 •	62	51

Sequoia Mortgage Trust
5.132% due 10/19/2026 •	7	7
5.192% due 10/20/2027 •	1	1

Structured Asset Mortgage Investments Trust
5.092% due 09/19/2032 •	2	2

Thornburg Mortgage Securities Trust
5.522% due 10/25/2046 •	27	26

Towd Point Mortgage Trust
5.434% due 05/25/2058 •	115	118

WaMu Mortgage Pass-Through Certificates Trust
5.434% due 07/25/2044 •	27	26
5.484% due 12/25/2045 •	250	218

Washington Mutual Mortgage Pass-Through Certificates Trust
5.119% due 12/25/2046 •	98	79

Total Non-Agency Mortgage-Backed Securities (Cost $13,302)		12,170

ASSET-BACKED SECURITIES 2.6%

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.776% due 11/15/2036 •	871	873

HOME EQUITY OTHER 0.2%

Aegis Asset-Backed Securities Trust
5.134% due 03/25/2035 •	84	82

Amortizing Residential Collateral Trust
5.134% due 10/25/2031 •	3	3

Centex Home Equity Loan Trust
4.734% due 01/25/2032 •	5	5

Citigroup Mortgage Loan Trust
4.754% due 12/25/2036 •	527	289

Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	36	36

Countrywide Asset-Backed Certificates Trust
4.714% due 04/25/2047 •	62	60

EMC Mortgage Loan Trust
5.934% due 08/25/2040 •	27	28

GSAA Home Equity Trust
5.034% due 03/25/2037 •	170	67

GSAMP Trust
4.694% due 12/25/2046 •	374	198

Home Equity Asset Trust
5.034% due 11/25/2032 •	3	2

HSI Asset Securitization Corp. Trust
4.574% due 01/25/2037 •	259	196

Morgan Stanley ABS Capital, Inc. Trust
4.504% due 10/25/2036 •	378	196

12	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
6.184% due 12/25/2037 •	$151	$131

		1,293

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.154% due 04/25/2037 •	477	124

WHOLE LOAN COLLATERAL 0.1%

PRET LLC
6.721% due 07/25/2051 þ	736	737

OTHER ABS 2.1%

Anchorage Capital CLO Ltd.
5.969% due 04/20/2037 •	400	401

Apex Credit CLO Ltd.
6.069% due 04/20/2036 •	500	501

Ares CLO Ltd.
5.600% due 04/17/2033 •	500	502

Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(c)	2,000	2,001

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •	4,700	4,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •	$500	$502

Generate CLO Ltd.
6.099% due 10/20/2036 •	500	508

KKR CLO Ltd.
5.701% due 02/09/2035 •	500	500

Palmer Square CLO Ltd.
5.592% due 04/20/2035 •	150	150

Sycamore Tree CLO Ltd.
5.949% due 01/20/2037 •	300	303

TCW CLO Ltd.
5.861% due 01/16/2037 •	500	501

Trinitas CLO Ltd.
5.652% due 04/25/2033 •	500	501

		11,089

Total Asset-Backed Securities (Cost $14,545)		14,116

	SHARES
SHORT-TERM INSTRUMENTS 2.2%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (f)	210,724	211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

REPURCHASE AGREEMENTS (g) 1.6%

		$8,700

U.S. TREASURY BILLS 0.6%
4.340% due 07/03/2025 - 09/16/2025 (d)(e)	$3,027	3,007

Total Short-Term Instruments (Cost $11,918)		11,918

Total Investments in Securities (Cost $995,295)		997,883

Total Investments 183.9% (Cost $995,295)		$997,883

Financial Derivative Instruments (i)(j) 0.4% (Cost or Premiums, net $5,090)		2,294

Other Assets and Liabilities, net (84.3)%		(457,539)

Net Assets 100.0%		$542,638

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.440%	06/30/2025	07/01/2025	$8,700	U.S. Treasury Bonds 4.625% due 05/15/2054	$(8,905)	$8,700	$8,701

Total Repurchase Agreements						$(8,905)	$8,700	$8,701

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	4.470%	06/12/2025	07/14/2025	$(91,448)	$(91,663)

Total Reverse Repurchase Agreements					$(91,663)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (27.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	07/01/2055	$1,500	$(1,392)	$(1,395)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2055	8,900	(8,191)	(8,275)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2055	25,900	(25,064)	(25,385)
Uniform Mortgage-Backed Security, TBA	5.000	08/01/2055	1,000	(969)	(980)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2055	100,150	(99,481)	(100,061)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2055	14,350	(14,744)	(14,796)

Total Short Sales (27.8)%				$(149,841)	$(150,892)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$8,701	$0	$0	$0	$8,701	$(8,905)	$(204)
IND	0	(91,663)	0	0	(91,663)	94,183	2,520

Total Borrowings and Other Financing Transactions	$8,701	$(91,663)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(91,663)	$0	$0	$(91,663)

Total Borrowings	$0	$(91,663)	$0	$0	$(91,663)

Payable for reverse repurchase agreements					$(91,663)

(h)	Securities with an aggregate market value of $95,100 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(30,101) at a weighted average interest rate of 4.474%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2025	9	$981	$11	$1	$0
U.S. Treasury 10-Year Note September Futures	09/2025	9	1,009	17	3	0

Total Futures Contracts				$28	$4	$0

14	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

June 30, 2025

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(27)	$3	$(24)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	20,900	939	(480)	459	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	5,500	(183)	143	(40)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	8,600	426	(234)	192	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,300	(52)	45	(7)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	12,600	940	(454)	486	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	15,800	430	162	592	0	(63)

Total Swap Agreements						$2,473	$(815)	$1,658	$0	$(188)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4	$0	$4	$0	$0	$(188)	$(188)

Cash of $3,040 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	08/29/2025	113,900	$44	$1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.368	09/04/2025	25,300	120	159
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.116	11/19/2025	15,000	144	48
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	1,400	124	119
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	1,400	124	129
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	1,400	126	129
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	1,400	126	123

CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	50,000	75	4

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	2,900	258	250
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	2,900	258	264
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	1,600	146	157
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	1,600	146	135
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	1,600	144	150
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	1,600	144	138
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	2,200	197	201
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	2,200	197	194

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/11/2025	31,700	40	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	2,500	9	11

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700%	09/25/2025	22,100	$10	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	1,500	133	129
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	1,500	133	136
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	1,500	134	136
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	1,500	134	133

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	2,500	10	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	1,600	144	138
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	1,600	144	147

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/30/2025	69,900	39	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	2,200	8	0

							$3,311	$3,046

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	$95.359	07/07/2025	2,000	$6	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055	98.719	09/08/2025	2,000	4	1

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	94.844	07/07/2025	2,000	7	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	95.289	07/07/2025	2,000	6	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055	97.281	07/07/2025	2,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055	97.352	07/07/2025	2,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2055	96.695	08/06/2025	2,000	6	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 09/01/2055	96.738	09/08/2025	3,000	9	3
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.277	08/06/2025	2,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.508	08/06/2025	2,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.559	08/06/2025	2,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	98.629	08/06/2025	2,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055	99.141	09/08/2025	3,000	4	2
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055	99.156	09/08/2025	3,000	3	2

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	98.438	07/07/2025	2,000	6	2

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	98.434	07/07/2025	2,000	7	2

					$78	$12

Total Purchased Options					$3,389	$3,058

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943%	07/07/2025	2,100	$(6)	$0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/07/2025	2,200	(7)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.236	08/06/2025	1,400	(3)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.368	08/06/2025	1,400	(4)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.968	09/04/2025	19,500	(120)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	08/29/2025	5,000	(44)	(60)

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.215	08/06/2025	1,700	(6)	0

FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.245	07/07/2025	1,400	(6)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/11/2025	5,000	(40)	(25)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.270	08/06/2025	1,400	(3)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.287	08/06/2025	1,400	(4)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.257	09/08/2025	1,500	(4)	(1)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	07/07/2025	1,900	(6)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.984	07/07/2025	1,300	(3)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	07/07/2025	1,400	(3)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.096	09/08/2025	1,900	(4)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.106	09/08/2025	2,000	(3)	(2)

MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.453	09/30/2025	5,100	(39)	(52)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.395	07/07/2025	1,300	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.317	09/08/2025	2,200	(10)	(2)

							$(322)	$(178)

16	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

June 30, 2025

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2055	$93.484	08/06/2025	10,000	$(47)	$(50)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 09/01/2055	96.719	09/08/2025	5,000	(19)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2055	98.266	08/06/2025	5,000	(15)	(22)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	91.438	07/07/2025	3,000	(16)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2055	93.469	08/06/2025	9,000	(42)	(45)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 09/01/2055	93.828	09/08/2025	10,000	(45)	(62)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2055	98.750	09/08/2025	10,000	(24)	(43)

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	91.438	07/07/2025	10,000	(54)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	93.609	07/07/2025	5,000	(7)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	94.813	07/07/2025	6,500	(25)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	98.813	07/07/2025	6,500	(22)	(2)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 09/01/2055	93.938	09/08/2025	3,000	(17)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 09/01/2055	94.094	09/08/2025	10,000	(41)	(53)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 09/01/2055	94.320	09/08/2025	10,000	(37)	(46)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	92.469	07/07/2025	1,500	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	1,500	(7)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2055	99.000	09/08/2025	10,000	(24)	(35)

					$(450)	$(402)

Total Written Options					$(772)	$(580)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$709	$0	$709	$0	$(187)	$0	$(187)	$522	$0	$522
CBK	0	4	0	4	0	0	0	0	4	0	4
DUB	0	1,489	0	1,489	0	0	0	0	1,489	0	1,489
FAR	0	11	0	11	0	(25)	0	(25)	(14)	0	(14)
GLM	0	534	0	534	0	(1)	0	(1)	533	0	533
GSC	0	7	0	7	0	(150)	0	(150)	(143)	0	(143)
JPM	0	298	0	298	0	(4)	0	(4)	294	0	294
MSC	0	2	0	2	0	(7)	0	(7)	(5)	0	(5)
MYC	0	4	0	4	0	(54)	0	(54)	(50)	(10)	(60)
SAL	0	0	0	0	0	(152)	0	(152)	(152)	0	(152)

Total Over the Counter	$0	$3,058	$0	$3,058	$0	$(580)	$0	$(580)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

Over the counter
Purchased Options	$0	$0	$0	$0	$3,058	$3,058

	$0	$0	$0	$0	$3,062	$3,062

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$188	$188

Over the counter
Written Options	$0	$0	$0	$0	$580	$580

	$0	$0	$0	$0	$768	$768

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$49	$49
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$58	$58

Over the counter
Purchased Options	$0	$0	$0	$0	$(307)	$(307)
Written Options	0	0	0	0	1,048	1,048

	$0	$0	$0	$0	$741	$741

	$0	$0	$0	$0	$799	$799

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(32)	$(32)
Swap Agreements	0	0	0	0	(185)	(185)

	$0	$0	$0	$0	$(217)	$(217)

Over the counter
Purchased Options	$0	$0	$0	$0	$(257)	$(257)
Written Options	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$(258)	$(258)

	$0	$0	$0	$0	$(475)	$(475)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83	$0	$83
U.S. Government Agencies	0	955,133	4,463	959,596
Non-Agency Mortgage-Backed Securities	972	9,804	1,394	12,170
Asset-Backed Securities
CMBS Other	0	873	0	873
Home Equity Other	0	1,293	0	1,293
Home Equity Sequential	0	124	0	124
Whole Loan Collateral	0	737	0	737
Other ABS	0	11,089	0	11,089
Short-Term Instruments
Mutual Funds	0	211	0	211
Repurchase Agreements	0	8,700	0	8,700
U.S. Treasury Bills	0	3,007	0	3,007

Total Investments	$972	$991,054	$5,857	$997,883

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(150,892)	$0	$(150,892)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	3,058	0	3,058

	$0	$3,062	$0	$3,062

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(188)	0	(188)
Over the counter	(17)	(563)	0	(580)

	$(17)	$(751)	$0	$(768)

Total Financial Derivative Instruments	$(17)	$2,311	$0	$2,294

Totals	$955	$842,473	$5,857	$849,285

18	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND	See Accompanying Notes

June 30, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(1)
Investments in Securities, at Value
U.S. Government Agencies	$2,896	$4,452	$(2,877)	$0	$0	$(8)	$0	$0	$4,463	$10
Non-Agency Mortgage-Backed Securities	1,487	0	(42)	0	(1)	(50)	0	0	1,394	(52)

Totals	$4,383	$4,452	$(2,919)	$0	$(1)	$(58)	$0	$0	$5,857	$(42)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$4,463	Proxy Pricing	Base Price	98.938	—
Non-Agency Mortgage-Backed Securities	1,394	Discounted Cash Flow	Discount Rate	5.878 – 5.979	5.943

Total	$5,857

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Fund.

As of the close of business on September 20, 2024 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), PIMCO Mortgage-Backed Securities Fund (a mutual fund) (the “Acquired Fund”), a series of PIMCO Funds, was reorganized (the “Reorganization”) into the Fund, a newly created exchange-traded fund (“ETF”). Following the Reorganization, the Acquired Fund’s Institutional Class Shares’ performance and financial history were adopted by the Fund. In connection with the Reorganization, each eligible shareholder of the Acquired Fund as of the Closing Date received shares of the Fund as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (the “Code”), equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment may have been taxable. Shareholders of the Acquired Fund who were ineligible to hold ETF shares as of the Closing Date either had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund Shares, which cash payment may have been taxable, or, for direct accounts with UMB Bank, their shares were exchanged into shares of the equivalent share class of PIMCO Government Money Market Fund. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

The following table sets forth the shares and capitalization of the Acquired Fund as of September 20, 2024, and the combined shares and capitalization of the Fund as adjusted at consummation of the Reorganization.

	Acquired Fund Class					Reorganization Adjustments	Fund After Reorganization
	Institutional Class	I-2	I-3	Class A	Class C
Net Assets (thousands)	$39,546	$37,755	$478	$19,900	$599	$0	$98,278
Shares Outstanding (thousands)	4,457	4,255	54	2,243	67	(9,110)	1,966
Net Asset Value Per Share^	$8.87	$8.87	$8.87	$8.87	$8.87	$0	$50.00

^	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding to the nearest thousands.

Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by PIMCO. However, brokerage fees and expenses related to the disposition and acquisition of Acquired Fund assets (including any disposition to raise cash to pay redemption proceeds) were borne by the Fund and/or the Acquired Fund, as applicable. The Fund has a lower expense ratio than the net expense ratio of each share class of the Acquired Fund as the Fund was subject to a lower management fee and no distribution and/or service (12b-1) fee. In addition, the Fund has a lower expense ratio after taking into consideration fees waived and/or expenses reimbursed pursuant to an expense limitation agreement between PIMCO and the Acquired Fund. The Fund has lower gross expenses, before giving effect to fee waivers and/or expense reimbursements, than any class of shares of the Acquired Fund. The Reorganization did not result in a material change to the Acquired Fund’s portfolio holdings. There were no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.

The Fund is an ETF. ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most

20	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

June 30, 2025

recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions to Shareholders Distributions from net investment income, if any, are declared monthly and distributed to shareholders monthly. The Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Notes to Financial Statements	(Cont.)

which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which

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NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the

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basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as

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Notes to Financial Statements	(Cont.)

determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class

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bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the

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Notes to Financial Statements	(Cont.)

Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

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(depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(c) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements	(Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than the Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Call and Put Strategy Risk is the risk that the Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on

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Notes to Financial Statements	(Cont.)

instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium. The Fund may pursue such a strategy directly or within the structure of an asset-linked note (such as mortgage-linked notes that may count towards the Fund’s 80% policy). Under a call or put writing strategy (either directly or indirectly through an asset-linked note), the Fund typically would expect to receive cash (or a premium) for having written (sold) a call or put option, which enables a purchaser of the call to buy (or the purchaser of the put to sell) the asset on which the option is written at a certain price within a specified time frame.

Writing call options will limit the Fund’s opportunity to profit from an increase in the market value and other returns of the underlying asset to the exercise price (plus the premium received). The Fund’s maximum potential gain via a written covered call will generally be expected to be the premium received from writing a covered call option plus the difference between any lower price at which the Fund acquired exposure to the applicable underlying asset and any higher price at which a purchaser of the call option may exercise the call option. The Fund’s maximum potential gain via a written naked call or any put will generally be the premium received from writing the option. The Fund’s maximum potential loss on a written covered call is the purchase price paid for the underlying asset minus the premium received for writing the option. The Fund’s maximum potential loss on a written uncovered call is theoretically limitless as the value of the underlying asset rises. The Fund’s maximum potential loss on a written put is the entire strike price minus the premium received for writing the option as the value of the underlying asset could fall to zero. Therefore, written calls and puts can result in overall losses and detract from the Fund’s total returns even though the call or put options produce premiums and may initially produce income and cash flow to the Fund (and distributions by the Fund) for having written the call or put options.

Buying a call option or put option will generally involve the Fund paying a premium on the option, which may detract from returns and may not limit losses. The Fund may lose the initial amount invested in the call option or put option.

When the Fund purchases an asset-linked note with call or put writing exposure embedded within it from a counterparty, the Fund is expected to receive exposure to the premium of the call or put option within the note (such as in the form of a coupon from the note). Therefore, these notes can provide recurring cash flow and income to the Fund based on the premiums that would be received from writing call or put options and this can be an important source of the Fund’s return, distributions and/or income. In a rising market, a covered call option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call or put expires, the Fund would generally realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the market value loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position, which will detract from the Fund’s total returns even if the call or put options written by the Fund produced premiums and initially produced Fund distributions, returns, income and/or cash flow. When the Fund purchases an asset-linked note with call or put buying exposure, such exposure and any premiums paid for the call or put option exposure will generally detract from returns and may not limit losses.

Asset-Linked Notes Risk is the risk that asset-linked notes (including, but not limited to, interest rate-linked and/or mortgage-linked notes) are subject to the risk that investing in these instruments may be more costly to the Fund than if the Fund had invested in the asset(s) underlying the instrument directly. Asset-linked notes expose the Fund to the risks of the underlying asset(s). In addition, they are subject to certain structured products risks, such as issuer and counterparty risk. The Fund’s asset-linked note investments are subject to the risk that counterparties will fail to make payments when due or default completely. Prices of the Fund’s asset-linked note investments may be adversely affected if any of the issuers of the underlying asset(s) or counterparties to the asset-linked notes are subject to an actual or perceived deterioration in their credit quality. Should the prices of the asset underlying an asset-linked note move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an asset-linked note, and may realize losses, which could be significant and could include the Fund’s entire principal investment. There may be no established trading market for asset-linked notes, and they may constitute illiquid investments, which may make them difficult to sell and value. A lack of liquidity may also cause the value of an asset- linked note to decline. In addition, asset-linked notes may exhibit price behavior that does not correlate with the asset(s) underlying the instrument. Asset-linked notes may result in the Fund recognizing more taxable income in a given period than what would have been recognized from a direct investment in the underlying assets and/or increase Fund distributions at the expense of Fund returns and/or capital gains distributions.

Basis Risk is the risk that exists when the price of a derivative position diverges from the price of the underlying instrument(s), and/or there is a mismatch between an asset and the derivative’s reference asset(s), which may result in excess losses to the Fund. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

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Equity Risk is the risk that the value of equity or equity-related securities, including preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such

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Notes to Financial Statements	(Cont.)

instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although

34	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

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other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. The Fund pays PIMCO fees in return for providing investment advisory and supervisory and administrative services under what is essentially an all-in fee structure. The Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0.40%

(b) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Notes to Financial Statements	(Cont.)

custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund is responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Fund in the Trust (except that the Fund will not bear organizational expenses), and any other expenses, which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(c) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Statement of Operations as Trustee fees.

(d) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive the Fund’s Management Fee, or reimburse the Fund, to the extent that the Fund’s pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2025, there were no recoverable amounts.

(e) Acquired Fund Fees and Expenses The Fund may invest in certain other series of the Trust, series of PIMCO Funds Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). PIMCO has contractually agreed, through October 31, 2025, for the Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. As of June 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve

36	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

June 30, 2025

correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,512,196	$2,420,177	$9,167	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Fund. These standard transaction fees are not payable to the Fund, and therefore, generally do not impact the Fund’s financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by the Fund. The Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in the Fund’s and the Fund’s shareholders’ best interests.

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**
$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of June 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the fiscal year ended June 30, 2025, the fund did not pay any federal, state and local income taxes or any income taxes in foreign jurisdictions.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Notes to Financial Statements	(Cont.)	June 30, 2025

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$2,193	$0	$(372)	$0	$(40,646)	$0	$0	$(38,825)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, constructive sales, interest accrued on defaulted securities, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through June 30, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through June 30, 2025 and Ordinary losses realized during the period January 1, 2025 through June 30, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$18,475	$22,171

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$851,477	$10,067	$(10,389)	$(322)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, constructive sales, and short positions.

For the fiscal years ended June 30, 2025, March 31, 2025, and March 31, 2024, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	June 30, 2025(10)			March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$6,067	$0	$0	$8,995	$0	$0	$7,959	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(10)	Fiscal year end of the Fund changed from March 31st to June 30th.

38	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO ETF Trust and Shareholders of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (one of the funds constituting PIMCO ETF Trust, referred to hereafter as the “Fund”) as of June 30, 2025, the related statements of operations for the period from April 1, 2025 to June 30, 2025 and for the year ended March 31, 2025, the statements of changes in net assets for the period from April 1, 2025 to June 30, 2025 and for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for the period from April 1, 2025 to June 30, 2025 and for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the period April 1, 2025 to June 30, 2025 and for the year ended March 31, 2025, the changes in its net assets for the period from April 1, 2025 to June 30, 2025 and for each of the two years in the period ended March 31, 2025 and the financial highlights for the period from April 1, 2025 to June 30, 2025 and for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, brokers and transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2025

We have served as the auditor of one or more investment companies in PIMCO ETF Trust since 2009.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co. LLC.

CBK	Citibank N.A.	GSC	Goldman Sachs & Co. LLC	MYC	Morgan Stanley Capital Services LLC

DEU	Deutsche Bank Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

DUB	Deutsche Bank AG

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

40	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the three month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.2000	$0.0000	$0.0000	$0.2000

May 2025	$0.2000	$0.0000	$0.0000	$0.2000

June 2025	$0.2000	$0.0000	$0.0000	$0.2000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0.00%	0.00%	$3,762	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

42	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

44	PIMCO MORTGAGE-BACKED SECURITIES ACTIVE EXCHANGE-TRADED FUND

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

ETF4742FSTMAR_063025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)   Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 5, 2025